UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.6%

ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
800,000		NorthStar Asset Management Group, Inc	$18,056,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	18,056,000

DIVERSIFIED REITS - 10.0%
300,000		American Assets Trust, Inc	11,943,000
550,000		Excel Trust, Inc	7,364,500
600,000		iShares Dow Jones US Real Estate Index Fund	46,104,000
750,000		Retail Opportunities Investment Corp	12,592,500
2,700,000		Spirit Realty Capital, Inc	32,103,000
700,372	*	STORE Capital Corp	15,135,039
525,000		Vornado Realty Trust	61,797,750
		TOTAL DIVERSIFIED REITS	187,039,789

HOMEBUILDING - 0.5%
400,000		DR Horton, Inc	10,116,000
		TOTAL HOMEBUILDING	10,116,000

HOTELS, RESORTS & CRUISE LINES - 0.2%
268,299	*	Belmond Ltd.	3,318,859
		TOTAL HOTELS, RESORTS & CRUISE LINES	3,318,859

INDUSTRIAL REITS - 8.4%
275,000		EastGroup Properties, Inc	17,413,000
1,750,000		Prologis, Inc	75,302,500
1,125,000		Rexford Industrial Realty, Inc	17,673,750
800,000		STAG Industrial, Inc	19,600,000
1,300,000		Terreno Realty Corp	26,819,000
		TOTAL INDUSTRIAL REITS	156,808,250

INTERNET SOFTWARE & SERVICES - 1.2%
100,000		Equinix, Inc	22,673,000
		TOTAL INTERNET SOFTWARE & SERVICES	22,673,000

INVESTMENT BANKING & BROKERAGE - 0.7%
400,000	*	Marcus & Millichap, Inc	13,300,000
		TOTAL INVESTMENT BANKING & BROKERAGE	13,300,000

MORTGAGE REITS - 3.2%
300,000		Blackstone Mortgage Trust, Inc	8,742,000
3,184,600		Gramercy Property Trust, Inc	21,973,740
1,000,000		NorthStar Realty Finance Corp	17,580,000
500,000	*	Starwood Property Trust, Inc	11,620,000
		TOTAL MORTGAGE REITS	59,915,740
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
OFFICE REITS - 9.6%
575,000		Boston Properties, Inc	$73,996,750
700,000		Hudson Pacific Properties	21,042,000
500,000		Kilroy Realty Corp	34,535,000
100,000		Mack-Cali Realty Corp	1,906,000
400,000		SL Green Realty Corp	47,608,000
		TOTAL OFFICE REITS	179,087,750

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.3%
40,000	*	Howard Hughes Corp	5,216,800
		TOTAL REAL ESTATE DEVELOPMENT	5,216,800

REAL ESTATE OPERATING COMPANIES - 0.3%
300,000	*	Forest City Enterprises, Inc (Class A)	6,390,000
		TOTAL REAL ESTATE OPERATING COMPANIES	6,390,000

REAL ESTATE SERVICES - 1.3%
200,000	*	CBRE Group, Inc	6,850,000
675,000		Kennedy-Wilson Holdings, Inc	17,077,500
		TOTAL REAL ESTATE SERVICES	23,927,500

RESIDENTIAL REITS - 16.7%
700,000		Apartment Investment & Management Co (Class A)	26,005,000
450,000		AvalonBay Communities, Inc	73,525,500
350,000		Camden Property Trust	25,844,000
500,000		Education Realty Trust, Inc	18,295,000
400,000		Equity Lifestyle Properties, Inc	20,620,000
875,000		Equity Residential	62,860,000
240,000		Essex Property Trust, Inc	49,584,000
350,000		Post Properties, Inc	20,569,500
250,000		Sun Communities, Inc	15,115,000
		TOTAL RESIDENTIAL REITS	312,418,000

RETAIL REITS - 21.2%
475,000		Acadia Realty Trust	15,214,250
500,000		Equity One, Inc	12,680,000
285,000		Federal Realty Investment Trust	38,036,100
2,150,000		General Growth Properties, Inc	60,479,500
550,000		Pennsylvania REIT	12,903,000
600,000		Regency Centers Corp	38,268,000
1,000,000		Simon Property Group, Inc	182,110,000
325,000		Taubman Centers, Inc	24,836,500
700,000		Washington Prime Group, Inc	12,054,000
		TOTAL RETAIL REITS	396,581,350
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
SPECIALIZED REITS - 22.0%
500,000		American Tower Corp			$49,425,000
400,000		Chatham Lodging Trust			11,588,000
1,100,000		CubeSmart			24,277,000
700,000		DiamondRock Hospitality Co			10,409,000
400,000		Extra Space Storage, Inc			23,456,000
350,000		HCP, Inc			15,410,500
500,000		Health Care REIT, Inc			37,835,000
700,000		Healthcare Trust of America, Inc			18,858,000
1,000,000		Host Marriott Corp			23,770,000
250,000		Public Storage, Inc			46,212,500
700,000		RLJ Lodging Trust			23,471,000
2,500,000	*	Strategic Hotels & Resorts, Inc			33,075,000
1,650,000		Sunstone Hotel Investors, Inc			27,241,500
900,000		Ventas, Inc			64,530,000
		TOTAL SPECIALIZED REITS			409,558,500

		TOTAL COMMON STOCKS			1,804,407,538
		(Cost $1,350,185,227)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.0%

TREASURY DEBT - 1.0%
$19,300,000		United States Treasury Bill	0.050%	04/23/15	19,297,761
		TOTAL TREASURY DEBT			19,297,761

		TOTAL SHORT-TERM INVESTMENTS			19,297,761
		(Cost $19,296,998)

		TOTAL INVESTMENTS - 97.6%			1,823,705,299
		(Cost $1,369,482,225)
		OTHER ASSETS & LIABILITIES, NET - 2.4%			44,936,525
		NET ASSETS - 100.0%			$1,868,641,824

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.6%

AUTOMOBILES & COMPONENTS - 0.1%
$450,000	i	Dealer Tire LLC	5.500%	12/22/21	$446,625
1,745,625	i	Gates Global LLC	4.250	07/05/21	1,695,438
1,365,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	1,362,953
		TOTAL AUTOMOBILES & COMPONENTS			3,505,016

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
275,000	i	B/E Aerospace Inc	4.000	11/21/21	273,350
1,382,848	i	Capital Safety North America	3.750	03/29/21	1,337,906
735,000	i	Creative Artists Agency LLC	6.750	12/17/21	735,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,346,256

CONSUMER DURABLES & APPAREL - 0.1%
1,592,000	i	Libbey Glass, Inc	3.750	04/09/21	1,565,143
895,500	i	Otter Products LLC	5.750	06/03/20	883,930
		TOTAL CONSUMER DURABLES & APPAREL			2,449,073

CONSUMER SERVICES - 0.1%
1,888,208	i	Spin Holdco, Inc	4.250	11/14/19	1,853,994
		TOTAL CONSUMER SERVICES			1,853,994

DIVERSIFIED FINANCIALS - 0.0%
154,667	i	DTZ US Borrower LLC	1.000	11/04/21	153,893
313,333	i	DTZ US Borrower LLC	5.500	11/04/21	311,767
237,000	i	TransFirst, Inc	5.500	11/12/21	235,123
895,489	i	TransUnion LLC	4.000	04/09/21	880,937
		TOTAL DIVERSIFIED FINANCIALS			1,581,720

ENERGY - 0.0%
41,303	i	Granite Acquisition, Inc	5.000	10/15/21	41,440
938,697	i	Granite Acquisition, Inc	5.000	10/15/21	941,823
		TOTAL ENERGY			983,263

FOOD & STAPLES RETAILING - 0.1%
2,100,000	i	Albertson’s Holdings LLC	4.500	08/25/21	2,097,816
		TOTAL FOOD & STAPLES RETAILING			2,097,816

FOOD, BEVERAGE & TOBACCO - 0.0%
805,305	i	HJ Heinz Co	3.500	06/05/20	799,410
693,258	i	Post Holdings, Inc	3.750	06/02/21	688,710
		TOTAL FOOD, BEVERAGE & TOBACCO			1,488,120

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,000,000	i	Biomet, Inc	3.670	07/25/17	1,987,860
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$809,693	i	Capsugel Holdings US, Inc	3.500%	08/01/18	$788,438
927,657	i	CHS/Community Health Systems	4.250	01/27/21	924,374
1,221,182	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,206,198
1,989,924	i	HCA, Inc	3.005	05/01/18	1,970,344
1,989,950	i	Kinetic Concepts, Inc	4.000	05/04/18	1,957,613
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,834,827

MATERIALS - 0.3%
1,005,000	i	Eco Services Operations LLC	4.750	12/04/21	997,463
903,508		Minerals Technologies, Inc	4.000	05/09/21	892,214
1,500,000	i	Signode Industrial Group US, Inc	3.750	04/30/21	1,433,445
360,000	i	Solenis International LP	7.750	07/31/22	347,940
1,989,899		Tronox Pigments, B.V.	4.000	03/19/20	1,953,424
		TOTAL MATERIALS			5,624,486

MEDIA - 0.2%
586,519	i	CSC Holdings LLC	2.669	04/17/20	572,695
856,220	i	MTL Publishing LLC	3.750	06/29/18	840,071
1,731,647	i	Univision Communications, Inc	4.000	03/01/20	1,690,087
750,000	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	735,457
997,500	i	Visant Corp	7.000	09/23/21	967,575
		TOTAL MEDIA			4,805,885

RETAILING - 0.0%
713,213	i	Stater Bros Markets	4.750	05/12/21	703,406
		TOTAL RETAILING			703,406

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,492,500	i	Avago Technologies Ltd	3.750	05/06/21	1,485,664
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,485,664

SOFTWARE & SERVICES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,313,662
927,663	i	IMS Health, Inc	3.500	03/17/21	904,472
750,000	i	Mitchell International, Inc	4.500	10/11/20	738,255
372,174	i	P2 Lower Acquisition LLC	5.500	10/22/20	365,661
675,000	i	ProQuest LLC	5.250	10/24/21	668,250
		TOTAL SOFTWARE & SERVICES			3,990,300

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
927,675	i	Sensata Technologies BV	3.500	10/08/21	926,284
480,000	i	Zebra Technologies Corp	4.750	10/27/21	481,920
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,408,204

TELECOMMUNICATION SERVICES - 0.1%
1,102,500	i	Windstream Corp	3.500	01/23/20	1,087,804
		TOTAL TELECOMMUNICATION SERVICES			1,087,804

		TOTAL BANK LOAN OBLIGATIONS (Cost $44,714,686)			44,245,834
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 96.4%

CORPORATE BONDS - 37.8%

AUTOMOBILES & COMPONENTS - 0.2%
$675,000	g	Gates Global LLC	6.000%	07/15/22	$646,447
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	751,769
2,950,000		Johnson Controls, Inc	4.625	07/02/44	3,035,777
1,750,000		Magna International, Inc	3.625	06/15/24	1,753,577
		TOTAL AUTOMOBILES & COMPONENTS			6,187,570

BANKS - 4.4%
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,013,000
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,004,474
1,690,000		Bank of America Corp	5.300	03/15/17	1,815,339
1,125,000		Bank of America Corp	6.000	09/01/17	1,240,485
4,500,000		Bank of America Corp	2.650	04/01/19	4,533,007
1,325,000		Bank of America Corp	4.200	08/26/24	1,349,811
4,925,000		Bank of America Corp	4.250	10/22/26	4,913,943
500,000		Bank of America Corp	5.000	01/21/44	559,912
1,500,000		Bank of America Corp	4.875	04/01/44	1,657,179
750,000	g	Bank of China Ltd	5.000	11/13/24	770,678
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,033,772
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,352,570
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,488,403
3,475,000		Barclays plc	2.750	11/08/19	3,453,768
650,000		Branch Banking & Trust Co	2.300	10/15/18	656,764
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	943,750
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,534,045
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,062,063
2,050,000		Citigroup, Inc	1.300	11/15/16	2,047,472
5,600,000		Citigroup, Inc	2.550	04/08/19	5,636,831
1,500,000		Citigroup, Inc	3.875	10/25/23	1,559,103
3,800,000		Citigroup, Inc	3.750	06/16/24	3,880,742
2,125,000		Citigroup, Inc	5.300	05/06/44	2,328,297
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	381,986
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,325,893
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	4,057,774
3,355,000		Deutsche Bank AG	3.700	05/30/24	3,404,543
750,000	g	Export Credit Bank of Turkey	5.000	09/23/21	763,410
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,636,952
1,200,000	g	Hana Bank	4.375	09/30/24	1,247,303
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,434,189
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,428,871
550,000		HSBC Holdings plc	4.000	03/30/22	585,363
2,450,000		HSBC Holdings plc	4.250	03/14/24	2,549,426
675,000		HSBC Holdings plc	6.500	09/15/37	867,298
1,050,000		HSBC Holdings plc	5.250	03/14/44	1,176,163
1,450,000		HSBC USA, Inc	2.250	06/23/19	1,447,782
5,250,000		HSBC USA, Inc	2.375	11/13/19	5,248,467
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	5,130,526
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000	i	JPMorgan Chase & Co	5.150%	12/30/49	$706,500
4,620,000		KeyBank NA	2.500	12/15/19	4,638,924
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	907,538
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,930
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,090,125
2,075,000		PNC Bank NA	2.200	01/28/19	2,076,091
2,425,000		PNC Bank NA	2.250	07/02/19	2,421,275
1,750,000		PNC Bank NA	2.700	11/01/22	1,675,905
3,050,000		PNC Bank NA	2.950	01/30/23	2,980,430
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,524,554
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,074,645
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,224,420
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	567,401
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,036,272
1,075,000		SunTrust Bank	2.750	05/01/23	1,048,816
310,000		Toronto-Dominion Bank	2.500	07/14/16	317,566
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	862,750
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	531,720
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	398,000
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,046,250
1,750,000		Union Bank NA	2.125	06/16/17	1,769,469
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,596,272
2,500,000		US Bancorp	1.650	05/15/17	2,518,658
950,000		US Bancorp	2.950	07/15/22	936,485
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,175,967
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,170,208
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,640,340
		TOTAL BANKS			126,481,865

CAPITAL GOODS - 1.3%
413,000	g	Alpek S.A. de C.V.	5.375	08/08/23	432,618
2,775,000		Caterpillar Financial Services Corp	2.250	12/01/19	2,778,039
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,811,666
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,144,272
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,233,366
675,000		Eaton Corp	4.000	11/02/32	686,582
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,863,570
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	533,800
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,613,800
697,740	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	624,477
1,575,000		Raytheon Co	4.200	12/15/44	1,635,943
725,000	g	Schaeffler Finance BV	4.750	05/15/21	725,000
3,700,000		Seagate HDD Cayman	4.750	06/01/23	3,842,998
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,640,490
845,000	g	Sealed Air Corp	5.250	04/01/23	861,900
2,290,000	g	Stena AB	7.000	02/01/24	2,095,350
2,775,000	g	Timken Co	3.875	09/01/24	2,770,696
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	981,520
200,000	g	Tupy Overseas S.A.	6.625	07/17/24	192,000
1,975,000		United Technologies Corp	1.800	06/01/17	2,000,817
1,050,000		United Technologies Corp	4.500	06/01/42	1,143,228
750,000	g	Yasar Holdings AS.	8.875	05/06/20	780,000
		TOTAL CAPITAL GOODS			37,392,132
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
$250,000		ADT Corp	6.250%	10/15/21	$256,875
225,000	g	AECOM Technology Corp	5.750	10/15/22	230,062
575,000	g	AECOM Technology Corp	5.875	10/15/24	587,938
1,425,000		Air Lease Corp	3.875	04/01/21	1,432,125
7,000,000		Fluor Corp	3.500	12/15/24	6,962,543
1,495,000		Republic Services, Inc	3.800	05/15/18	1,581,717
2,400,000		Republic Services, Inc	3.550	06/01/22	2,463,881
1,500,000		Waste Management, Inc	2.600	09/01/16	1,534,461
2,800,000		Waste Management, Inc	2.900	09/15/22	2,770,597
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,820,199

CONSUMER DURABLES & APPAREL - 0.1%
300,000		DR Horton, Inc	3.625	02/15/18	303,750
1,200,000		DR Horton, Inc	3.750	03/01/19	1,188,000
1,100,000		PVH Corp	4.500	12/15/22	1,086,250
500,000		Whirlpool Corp	3.700	03/01/23	507,774
		TOTAL CONSUMER DURABLES & APPAREL			3,085,774

CONSUMER SERVICES - 0.2%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,845,000
775,000		ARAMARK Corp	5.750	03/15/20	800,187
425,000		GLP Capital LP	4.375	11/01/18	434,563
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,852,585
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,408,129
		TOTAL CONSUMER SERVICES			6,340,464

DIVERSIFIED FINANCIALS - 4.7%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	777,187
600,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	621,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,671,723
1,575,000		American Express Co	2.650	12/02/22	1,544,730
4,975,000		American Express Credit Corp	1.300	07/29/16	4,996,671
4,750,000		American Express Credit Corp	2.125	07/27/18	4,792,147
10,750,000	g,i	Armor Re Ltd	4.036	12/15/16	10,751,075
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,250,407
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,217,852
580,000		Bank of New York Mellon Corp	5.450	05/15/19	657,544
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,535,019
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	990,000
1,125,000		BlackRock, Inc	3.500	03/18/24	1,158,574
825,000		Capital One Financial Corp	1.000	11/06/15	824,215
1,500,000	g	Comcel Trust	6.875	02/06/24	1,571,250
1,475,000		Credit Suisse	2.300	05/28/19	1,472,467
2,575,000		Credit Suisse	3.000	10/29/21	2,562,980
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,680,110
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,565,018
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	891,806
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,200,244
4,500,000		General Electric Capital Corp	2.300	01/14/19	4,571,811
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,425,000		General Electric Capital Corp	3.100%	01/09/23	$2,455,300
810,000		General Electric Capital Corp	6.875	01/10/39	1,145,751
360,000		General Motors Financial Co, Inc	4.375	09/25/21	375,750
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	3,992,151
3,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	3,521,371
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,772,089
1,450,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,505,316
2,575,000		Goldman Sachs Group, Inc	3.850	07/08/24	2,640,915
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	163,175
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	421,221
1,225,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,312,071
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	627,807
525,000		Icahn Enterprises LP	4.875	03/15/19	523,688
2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,012,610
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	309,039
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,061,500
750,000		Korea Development Bank	2.500	03/11/20	746,291
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,147,378
350,000		Legg Mason, Inc	2.700	07/15/19	351,691
475,000		Legg Mason, Inc	3.950	07/15/24	481,638
3,600,000		Morgan Stanley	1.750	02/25/16	3,619,526
2,650,000		Morgan Stanley	1.875	01/05/18	2,640,301
400,000		Morgan Stanley	3.750	02/25/23	410,328
4,025,000		Morgan Stanley	3.700	10/23/24	4,079,821
3,225,000		Morgan Stanley	4.350	09/08/26	3,244,269
2,000,000		Morgan Stanley	6.375	07/24/42	2,656,068
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	736,042
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,511,555
750,000	g	NongHyup Bank	2.750	09/29/19	757,223
575,000	g	Rio Oil Finance Trust	6.250	07/06/24	549,890
900,000	g	SUAM Finance BV	4.875	04/17/24	900,000
950,000		Textron, Inc	3.875	03/01/25	951,673
1,025,000		Toyota Motor Credit Corp	1.375	01/10/18	1,019,552
1,400,000	g	UBS AG.	1.875	01/23/15	1,400,921
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,515,762
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,674,966
6,725,000		Wells Fargo & Co	3.300	09/09/24	6,767,078
2,300,000		Wells Fargo & Co	4.100	06/03/26	2,350,731
5,400,000		Wells Fargo & Co	4.650	11/04/44	5,572,049
		TOTAL DIVERSIFIED FINANCIALS			132,228,337

ENERGY - 3.8%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,363,459
365,000		Anadarko Petroleum Corp	6.950	06/15/19	426,448
625,000		Apache Corp	1.750	04/15/17	624,390
3,375,000		Ashland, Inc	3.875	04/15/18	3,408,750
500,000		Ashland, Inc	4.750	08/15/22	500,000
3,050,000		BP Capital Markets plc	1.375	05/10/18	2,995,859
450,000	g	California Resources Corp	5.000	01/15/20	390,375
250,000	g	California Resources Corp	6.000	11/15/24	211,250
795,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	707,550
500,000	i	Chesapeake Energy Corp	3.481	04/15/19	490,000
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,500,000		Chevron Corp	2.355%	12/05/22	$3,394,006
5,000,000		Chevron Corp	3.191	06/24/23	5,093,355
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,883,812
4,000,000		ConocoPhillips Co	3.350	11/15/24	4,041,388
2,000,000		Continental Resources, Inc	5.000	09/15/22	1,935,000
725,000		Devon Energy Corp	4.750	05/15/42	729,844
700,000		Ecopetrol S.A.	4.125	01/16/25	665,000
450,000		Ecopetrol S.A.	5.875	05/28/45	416,250
1,375,000	g	EDC Finance Ltd	4.875	04/17/20	886,875
480,000		Enbridge Energy Partners LP	5.200	03/15/20	523,019
170,000		Enterprise Products Operating LLC	5.000	03/01/15	171,099
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,258,568
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,612,786
675,000		EOG Resources, Inc	2.625	03/15/23	647,264
1,425,000	g	Exterran Partners	6.000	10/01/22	1,211,250
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,505,222
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	877,500
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,229,693
525,000		Marathon Petroleum Corp	3.625	09/15/24	514,502
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,188,000
1,725,000		Noble Energy, Inc	3.900	11/15/24	1,704,900
350,000		Noble Energy, Inc	5.250	11/15/43	355,441
3,475,000		Noble Energy, Inc	5.050	11/15/44	3,434,787
500,000		Noble Holding International Ltd	3.450	08/01/15	506,577
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,236,841
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,576,899
2,200,000	g	Oleoducto Central SA	4.000	05/07/21	2,101,000
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,155,169
700,000		ONE Gas, Inc	3.610	02/01/24	730,626
1,475,000		ONE Gas, Inc	4.658	02/01/44	1,680,792
500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	430,750
500,000		Peabody Energy Corp	6.000	11/15/18	453,750
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	394,200
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,432,500
1,350,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,279,125
875,000		Petrobras Global Finance BV	2.000	05/20/16	835,756
1,375,000		Petrobras Global Finance BV	3.250	03/17/17	1,295,938
1,000,000	i	Petrobras Global Finance BV	2.371	01/15/19	887,080
500,000		Petrobras Global Finance BV	6.250	03/17/24	475,770
1,400,000		Petrobras Global Finance BV	5.625	05/20/43	1,141,350
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,609,332
1,300,000		Petrobras International Finance Co	3.500	02/06/17	1,241,383
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,898,438
170,000		Petroleos Mexicanos	8.000	05/03/19	201,025
300,000	g	Petroleos Mexicanos	4.250	01/15/25	298,050
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,917,600
750,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	759,375
1,400,000		Phillips 66	1.950	03/05/15	1,403,542
2,800,000		Phillips 66	4.875	11/15/44	2,865,929
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	6,602,040
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,759,014
625,000		Precision Drilling Corp	6.500	12/15/21	529,688
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	PTT Exploration & Production PCL	3.707%	09/16/18	$1,550,435
468,000		Questar Market Resources, Inc	6.875	03/01/21	479,700
530,000		Regency Energy Partners LP	5.875	03/01/22	528,675
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	915,100
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,962,782
675,000		Statoil ASA	1.200	01/17/18	667,032
1,700,000		Statoil ASA	2.450	01/17/23	1,621,518
1,325,000		Statoil ASA	4.250	11/23/41	1,358,113
2,775,000		Suncor Energy, Inc	3.600	12/01/24	2,742,127
750,000		Talisman Energy, Inc	3.750	02/01/21	725,276
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,013,278
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,091,695
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	753,819
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	425,700
480,000		Vale Overseas Ltd	6.875	11/21/36	506,011
515,000		Valero Energy Corp	4.500	02/01/15	516,069
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,443,750
		TOTAL ENERGY			107,398,261

FOOD & STAPLES RETAILING - 0.4%
500,000		CVS Caremark Corp	3.250	05/18/15	504,817
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,455,124
1,800,000		CVS Caremark Corp	3.375	08/12/24	1,817,465
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,606,576
3,250,000		Kroger Co	2.950	11/01/21	3,223,340
950,000		Walgreen Co	4.400	09/15/42	949,108
		TOTAL FOOD & STAPLES RETAILING			9,556,430

FOOD, BEVERAGE & TOBACCO - 1.3%
2,210,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	2,027,675
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,557,055
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,497,780
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,409,229
325,000		Campbell Soup Co	2.500	08/02/22	310,569
1,600,000		Diageo Capital plc	2.625	04/29/23	1,555,640
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,044,740
3,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,798,136
650,000		General Mills, Inc	5.200	03/17/15	656,101
1,425,000		General Mills, Inc	2.200	10/21/19	1,413,029
1,350,000	g	Gruma SAB de C.V.	4.875	12/01/24	1,397,250
880,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	927,393
735,000		Kraft Foods Group, Inc	6.500	02/09/40	979,560
650,000		Mondelez International, Inc	4.125	02/09/16	674,150
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,083,228
78,000		PepsiCo, Inc	7.900	11/01/18	94,894
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,174,104
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	537,581
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,559,237
4,000,000		Philip Morris International, Inc	3.250	11/10/24	4,001,948
200,000		Philip Morris International, Inc	6.375	05/16/38	255,712
550,000	g	Post Holdings, Inc	6.000	12/15/22	515,625
775,000		Tyson Foods, Inc	3.950	08/15/24	801,134
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Tyson Foods, Inc	4.875%	08/15/34	$548,486
		TOTAL FOOD, BEVERAGE & TOBACCO			36,820,256

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,461,079
600,000		Becton Dickinson & Co	1.750	11/08/16	604,426
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,184,011
2,825,000		Becton Dickinson & Co	4.685	12/15/44	3,042,415
375,000		CHS/Community Health Systems	6.875	02/01/22	397,266
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,504,501
750,000		Covidien International Finance S.A.	3.200	06/15/22	756,739
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,412,859
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,848,363
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,067,500
2,700,000		HCA, Inc	6.500	02/15/20	3,025,350
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	724,687
2,075,000		McKesson Corp	4.883	03/15/44	2,285,758
4,975,000	g	Medtronic, Inc	2.500	03/15/20	4,988,049
4,150,000	g	Medtronic, Inc	3.500	03/15/25	4,245,325
4,725,000	g	Medtronic, Inc	4.625	03/15/45	5,121,853
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	525,783
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,477,438
700,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	738,211
1,375,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,579,181
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,990,794

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,066,594
2,800,000		Clorox Co	3.500	12/15/24	2,805,989
800,000		Ecolab, Inc	1.450	12/08/17	792,831
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,665,414

INSURANCE - 2.0%
750,000		Aetna, Inc	1.500	11/15/17	744,149
285,000		Aetna, Inc	6.625	06/15/36	379,830
1,225,000		Allstate Corp	3.150	06/15/23	1,230,968
1,225,000		Allstate Corp	4.500	06/15/43	1,351,607
1,675,000		American International Group, Inc	2.300	07/16/19	1,676,705
350,000		American International Group, Inc	4.500	07/16/44	369,779
500,000		Chubb Corp	6.000	05/11/37	653,358
235,000		CIGNA Corp	5.125	06/15/20	261,889
2,000,000		CIGNA Corp	4.500	03/15/21	2,187,948
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,604,331
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,133,893
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,382,195
1,275,000		Lincoln National Corp	7.000	06/15/40	1,768,208
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	175,468
1,125,000		MetLife, Inc	6.750	06/01/16	1,212,858
4,700,000		MetLife, Inc	4.368	09/15/23	5,124,824
2,675,000		MetLife, Inc	4.125	08/13/42	2,679,055
450,000		Principal Financial Group, Inc	1.850	11/15/17	450,360
1,500,000		Progressive Corp	3.750	08/23/21	1,606,876
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Prudential Financial, Inc	3.875%	01/14/15	$750,869
630,000		Prudential Financial, Inc	7.375	06/15/19	757,355
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,251,807
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,548,748
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,692,500
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,486,474
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	515,310
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,372,956
615,000		Travelers Cos, Inc	5.800	05/15/18	694,520
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,454,195
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,098,923
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,366,768
3,000,000		WellPoint, Inc	3.125	05/15/22	2,998,194
1,500,000		WellPoint, Inc	4.625	05/15/42	1,574,039
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,452,688
410,000		WR Berkley Corp	5.375	09/15/20	456,484
		TOTAL INSURANCE			56,466,131

MATERIALS - 2.4%
400,000		Alcoa, Inc	5.125	10/01/24	423,908
750,000		ArcelorMittal	5.000	02/25/17	780,000
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,868,041
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	623,437
675,000	g	Cascades, Inc	5.500	07/15/22	671,625
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	497,044
1,475,000	g	Cemex Finance LLC	6.000	04/01/24	1,438,125
800,000		Corning, Inc	1.450	11/15/17	793,754
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	667,555
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	609,398
2,648,000		Crown Americas LLC	6.250	02/01/21	2,787,020
1,815,000		Crown Americas LLC	4.500	01/15/23	1,760,550
5,125,000		Dow Chemical Co	3.500	10/01/24	5,073,053
335,000		Eastman Chemical Co	5.500	11/15/19	376,377
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,526,972
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,098,581
5,450,000	g	Glencore Funding LLC	2.500	01/15/19	5,366,479
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,306,240
1,900,000		Hexion US Finance Corp	6.625	04/15/20	1,862,000
8,225,000		International Paper Co	4.750	02/15/22	8,973,409
700,000		International Paper Co	4.800	06/15/44	714,843
750,000	g	Israel Chemicals Ltd	4.500	12/02/24	759,375
900,000	g	Klabin Finance S.A.	5.250	07/16/24	868,500
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,090,764
350,000	g	Mexichem SAB de C.V.	5.875	09/17/44	330,750
2,921,000		Monsanto Co	2.200	07/15/22	2,763,894
1,350,000		Nucor Corp	4.000	08/01/23	1,413,886
1,500,000	g	OCP S.A.	5.625	04/25/24	1,575,000
3,950,000		Packaging Corp of America	3.650	09/15/24	3,888,341
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,198
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	841,694
3,045,000		Rock Tenn Co	3.500	03/01/20	3,090,017
702,229	g	Samarco Mineracao S.A.	5.375	09/26/24	650,966
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,650,000		Sherwin-Williams Co	1.350%	12/15/17	$2,631,718
300,000	g	Steel Dynamics, Inc	5.125	10/01/21	305,625
875,000		Teck Resources Ltd	2.500	02/01/18	848,837
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,725,360
275,000		Teck Resources Ltd	6.000	08/15/40	247,221
500,000		Teck Resources Ltd	5.200	03/01/42	408,820
800,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	780,755
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,521,750
		TOTAL MATERIALS			68,470,882

MEDIA - 2.2%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,928,500
2,150,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	2,150,798
750,000		CBS Corp	4.900	08/15/44	761,597
2,250,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	2,266,875
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,370,250
4,775,000		Comcast Corp	4.250	01/15/33	5,056,376
2,425,000		Comcast Corp	4.200	08/15/34	2,535,692
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,191,227
1,050,000		DISH DBS Corp	4.250	04/01/18	1,072,312
90,000	g	Gannett Co, Inc	4.875	09/15/21	89,325
150,000	g	Gannett Co, Inc	5.500	09/15/24	150,375
875,000		Grupo Televisa SAB	5.000	05/13/45	890,085
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,365,166
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,460,480
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,173,837
4,500,000		News America, Inc	3.000	09/15/22	4,469,643
110,000		News America, Inc	7.625	11/30/28	145,855
85,000		News America, Inc	6.550	03/15/33	110,409
730,000		News America, Inc	6.650	11/15/37	974,740
600,000		News America, Inc	6.900	08/15/39	813,410
1,000,000		Nielsen Finance LLC	4.500	10/01/20	1,005,000
125,000	g	Nielsen Finance LLC	5.000	04/15/22	125,625
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,085,940
540,000	g	Numericable Group S.A.	6.250	05/15/24	544,050
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	5,108,602
250,000		Time Warner Cable, Inc	5.875	11/15/40	298,089
1,475,000		Time Warner Cable, Inc	4.500	09/15/42	1,516,216
960,000		Time Warner, Inc	3.150	07/15/15	973,416
4,350,000		Time Warner, Inc	2.100	06/01/19	4,285,642
4,000,000		Time Warner, Inc	4.700	01/15/21	4,378,268
565,000		Time Warner, Inc	6.500	11/15/36	718,778
525,000		Time Warner, Inc	4.900	06/15/42	553,149
1,500,000		Time Warner, Inc	4.650	06/01/44	1,563,861
475,000	g	Time, Inc	5.750	04/15/22	459,562
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,222,000
2,450,000		Viacom, Inc	1.250	02/27/15	2,452,173
1,585,000		Viacom, Inc	2.500	12/15/16	1,619,433
1,500,000		Viacom, Inc	5.850	09/01/43	1,668,107
		TOTAL MEDIA			62,554,863
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
$2,950,000		Amgen, Inc	2.200%	05/22/19	$2,937,601
1,904,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	1,987,300
1,725,000		Gilead Sciences, Inc	2.350	02/01/20	1,734,282
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,651,909
1,775,000		Gilead Sciences, Inc	4.800	04/01/44	1,968,926
3,750,000		Gilead Sciences, Inc	4.500	02/01/45	4,007,996
480,000		Life Technologies Corp	3.500	01/15/16	485,810
725,000		Mylan, Inc	2.550	03/28/19	722,216
1,828,000	g	Mylan, Inc	7.875	07/15/20	1,947,177
1,350,000		NBTY, Inc	9.000	10/01/18	1,363,500
550,000		Perrigo Co plc	4.000	11/15/23	567,235
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,605,035
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,138,413
650,000		Perrigo Finance plc	4.900	12/15/44	688,791
3,025,000	g	Roche Holdings, Inc	2.250	09/30/19	3,044,166
2,425,000	g	Roche Holdings, Inc	3.350	09/30/24	2,495,827
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,358,500
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	881,563
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			32,586,247

REAL ESTATE - 1.1%
345,000		AMB Property LP	4.500	08/15/17	367,637
630,000		Camden Property Trust	4.625	06/15/21	690,135
1,650,000		Camden Property Trust	2.950	12/15/22	1,609,487
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,041,391
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,136,394
1,800,000		Duke Realty LP	7.375	02/15/15	1,813,046
600,000		Equity One, Inc	3.750	11/15/22	602,216
75,000		Federal Realty Investment Trust	5.900	04/01/20	86,684
300,000		Federal Realty Investment Trust	2.750	06/01/23	288,960
1,500,000		Government Properties Income Trust	3.750	08/15/19	1,522,722
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	559,080
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	318,998
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	823,508
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	667,672
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,441,810
1,645,000		Highwoods Realty LP	3.200	06/15/21	1,634,844
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,074,327
2,375,000		Liberty Property LP	4.125	06/15/22	2,461,987
700,000		Mid-America Apartments LP	4.300	10/15/23	736,538
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,204,296
650,000		National Retail Properties, Inc	5.500	07/15/21	736,698
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,055,546
350,000		Regency Centers LP	5.250	08/01/15	358,663
40,000		Regency Centers LP	5.875	06/15/17	43,998
2,075,000		Simon Property Group LP	2.800	01/30/17	2,136,735
470,000		Simon Property Group LP	10.350	04/01/19	614,754
340,000		Ventas Realty LP	3.125	11/30/15	346,870
1,275,000		Ventas Realty LP	3.750	05/01/24	1,283,401
400,000		Weingarten Realty Investors	3.375	10/15/22	395,438
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,869,408
475,000		Weingarten Realty Investors	4.450	01/15/24	503,604
		TOTAL REAL ESTATE			32,426,847
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 1.0%
$2,200,000		AmeriGas Finance LLC	3.750%	05/01/21	$2,178,000
1,667,000		AutoNation, Inc	5.500	02/01/20	1,828,217
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	923,850
1,500,000		Home Depot, Inc	2.250	09/10/18	1,528,602
3,000,000		Home Depot, Inc	2.000	06/15/19	3,007,353
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,101,500
1,385,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,344,950
620,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	637,050
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,809,964
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,798,280
4,490,000	g	QVC, Inc	7.375	10/15/20	4,703,275
375,000		QVC, Inc	5.125	07/02/22	394,656
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,095,000
600,000	g	Tiffany & Co	3.800	10/01/24	603,613
		TOTAL RETAILING			28,954,310

SOFTWARE & SERVICES - 0.5%
650,000		Equinix, Inc	4.875	04/01/20	646,750
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,181,328
325,000		NCR Corp	5.875	12/15/21	333,937
2,500,000		Xerox Corp	2.800	05/15/20	2,455,742
425,000		Xerox Corp	4.500	05/15/21	454,176
		TOTAL SOFTWARE & SERVICES			14,071,933

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,275,000		Amphenol Corp	3.125	09/15/21	2,296,483
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,887
956,000		Flextronics International Ltd	4.625	02/15/20	970,340
4,925,000		General Electric Co	0.850	10/09/15	4,937,603
415,000		General Electric Co	5.250	12/06/17	460,364
1,175,000		General Electric Co	2.700	10/09/22	1,175,477
850,000		General Electric Co	4.125	10/09/42	879,929
2,725,000		General Electric Co	4.500	03/11/44	2,995,380
1,975,000		Hewlett-Packard Co	2.750	01/14/19	1,977,524
700,000		Hewlett-Packard Co	3.750	12/01/20	724,123
3,000,000	g	Keysight Technologies, Inc	4.550	10/30/24	3,001,191
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,287,965
1,825,000	g	NXP BV	3.750	06/01/18	1,825,000
1,500,000		Scientific Games Corp	8.125	09/15/18	1,275,000
175,000	g	Sensata Technologies BV	5.625	11/01/24	181,563
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,817,067
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,098,058
525,000	g	Zebra Technologies Corp	7.250	10/15/22	551,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			30,555,204

TELECOMMUNICATION SERVICES - 2.1%
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	986,517
975,000		American Tower Corp	3.500	01/31/23	942,053
2,950,000		AT&T, Inc	2.625	12/01/22	2,809,680
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	Bharti Airtel International Netherlands BV	5.125%	03/11/23	$1,600,920
900,000		CenturyLink, Inc	6.750	12/01/23	985,500
725,000	g	CommScope Holding Co, Inc	5.000	06/15/21	714,125
725,000	g	CommScope Holding Co, Inc	5.500	06/15/24	714,125
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	253,949
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	930,610
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	935,314
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,016,127
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,366,612
400,000		Intelsat Luxembourg S.A.	8.125	06/01/23	408,000
750,000	g	Oi S.A.	5.750	02/10/22	686,250
500,000		Orange S.A.	5.500	02/06/44	586,471
1,000,000	g	Qtel International Finance Ltd	3.875	01/31/28	957,660
375,000	g	SES	3.600	04/04/23	378,775
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,716,332
1,325,000		Sprint Corp	7.250	09/15/21	1,313,406
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,571,230
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,462,484
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,957,000
425,000		T-Mobile USA, Inc	6.375	03/01/25	431,800
415,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	417,181
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,998,659
5,128,000	g	Verizon Communications, Inc	2.625	02/21/20	5,069,372
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,967,429
7,200,000		Verizon Communications, Inc	5.150	09/15/23	7,950,478
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,190,519
9,100,000		Verizon Communications, Inc	4.400	11/01/34	9,045,227
2,662,000	g	Verizon Communications, Inc	5.012	08/21/54	2,753,969
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	759,500
300,000	g	Virgin Media Finance plc	6.000	10/15/24	313,875
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	444,125
1,175,000		Windstream Corp	6.375	08/01/23	1,098,625
		TOTAL TELECOMMUNICATION SERVICES			60,733,899

TRANSPORTATION - 1.1%
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	4,036,290
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,927,185
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,757,721
1,475,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,501,922
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	426,400
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	694,102
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	875,581
1,262,000		GATX Corp	1.250	03/04/17	1,249,749
4,240,000		GATX Corp	2.500	03/15/19	4,222,167
1,450,000		GATX Corp	2.500	07/30/19	1,439,058
1,175,000		GATX Corp	5.200	03/15/44	1,281,549
6,000,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	5,757,432
375,000		Northrop Grumman Corp	1.750	06/01/18	372,305
1,275,000		Southwest Airlines Co	2.750	11/06/19	1,280,866
1,750,000	g	TTX Co	3.600	01/15/25	1,783,273
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,105,498
		TOTAL TRANSPORTATION			31,711,098
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 4.3%
$225,000	i	AES Corp	3.234%	06/01/19	$219,375
1,385,000		AES Corp	7.375	07/01/21	1,565,050
1,000,000		AES Corp	4.875	05/15/23	992,500
1,250,000		AGL Capital Corp	4.400	06/01/43	1,317,186
1,000,000		Alabama Power Co	3.550	12/01/23	1,054,083
725,000		Alabama Power Co	4.150	08/15/44	761,158
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,961,870
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,930,775
775,000		Atmos Energy Corp	8.500	03/15/19	963,257
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,891,764
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,806,190
1,175,000	g	Berkshire Hathaway Energy Co	3.500	02/01/25	1,182,471
1,500,000		Berkshire Hathaway Energy Co	5.150	11/15/43	1,697,290
2,850,000	g	Berkshire Hathaway Energy Co	4.500	02/01/45	2,982,092
1,075,000		Black Hills Corp	4.250	11/30/23	1,145,159
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,697,482
225,000		Carolina Power & Light Co	5.700	04/01/35	274,323
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	174,362
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	837,084
750,000	g	CEZ AS.	4.250	04/03/22	797,483
825,000	g	Colbun S.A.	4.500	07/10/24	824,388
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,984,896
395,000		Commonwealth Edison Co	5.900	03/15/36	515,261
415,000		Connecticut Light & Power Co	5.500	02/01/19	470,897
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,407,995
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,695,471
1,625,000		Dominion Gas Holdings LLC	3.600	12/15/24	1,653,026
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,959,233
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	282,629
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	691,195
1,725,000		Duke Energy Progress, Inc	4.150	12/01/44	1,833,673
500,000	g	Dynegy Finance I, Inc	6.750	11/01/19	508,750
700,000	g	E.CL S.A.	4.500	01/29/25	701,321
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,580,625
750,000	g	Elementia SAB de C.V.	5.500	01/15/25	720,000
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,277,250
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	276,538
1,500,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,507,500
550,000		Ferrellgas LP	6.750	01/15/22	537,625
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,282,301
335,000		Florida Power Corp	6.400	06/15/38	463,182
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,424,675
630,000		Indiana Michigan Power Co	7.000	03/15/19	744,505
555,000		Integrys Energy Group, Inc	4.170	11/01/20	591,860
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,227,600
1,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,007,500
195,000	g	Kansas Gas & Electric	6.700	06/15/19	231,363
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	533,100
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	446,534
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	939,498
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Kinder Morgan, Inc	3.050%	12/01/19	$2,480,125
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,983,748
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	745,005
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,203,113
1,000,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	980,000
630,000		Nevada Power Co	6.500	08/01/18	729,947
700,000		NiSource Finance Corp	4.800	02/15/44	745,811
1,025,000		Northeast Utilities	1.450	05/01/18	1,009,435
1,975,000		Northern States Power Co	5.350	11/01/39	2,484,096
900,000	g	NRG Energy, Inc	6.250	05/01/24	915,750
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,672,378
1,000,000		NTPC Ltd	5.625	07/14/21	1,102,217
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,443,574
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	216,452
950,000		ONEOK Partners LP	3.375	10/01/22	879,379
2,750,000		Pacific Gas & Electric Co	4.300	03/15/45	2,822,759
885,000		Pepco Holdings, Inc	2.700	10/01/15	895,653
135,000		Potomac Electric Power Co	7.900	12/15/38	219,814
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,105,008
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,013,737
565,000		Progress Energy, Inc	7.050	03/15/19	669,556
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,989,647
440,000		Public Service Electric & Gas Co	5.300	05/01/18	488,891
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,115,753
2,625,000		Public Service Electric & Gas Co	3.050	11/15/24	2,635,193
1,250,000		Public Service Electric & Gas Co	4.000	06/01/44	1,288,259
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,417,500
1,290,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,283,550
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	507,500
500,000		Sabine Pass LNG LP	6.500	11/01/20	505,000
1,150,000		Sempra Energy	2.875	10/01/22	1,130,436
1,375,000		Southern California Edison Co	4.650	10/01/43	1,557,212
450,000		Tampa Electric Co	4.100	06/15/42	460,054
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	530,750
845,000		Virginia Electric and Power Co	2.950	01/15/22	853,360
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,176,203
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,762,435
2,775,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	2,925,880
480,000		Williams Partners LP	3.800	02/15/15	481,371
850,000		Williams Partners LP	4.000	11/15/21	852,080
825,000		Williams Partners LP	4.500	11/15/23	832,536
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,035,794
650,000		Xcel Energy, Inc	4.800	09/15/41	725,011
		TOTAL UTILITIES			122,443,317

		TOTAL CORPORATE BONDS			1,071,942,227
		(Cost $1,048,570,297)

GOVERNMENT BONDS - 40.3%

AGENCY SECURITIES - 0.5%
4,157,338		AMAL Ltd	3.465	08/21/21	4,388,886
19

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,000,000		Amber Circle Funding Ltd	3.250%	12/04/22	$978,725
	846,569		Cal Dive I- Title XI, Inc	4.930	02/01/27	943,642
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,378,277
	1,850,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,943,203
	334,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	355,475
			TOTAL AGENCY SECURITIES			18,988,208

FOREIGN GOVERNMENT BONDS - 3.8%
	1,525,000	g	Bahrain Government International Bond	6.000	09/19/44	1,444,938
	2,244,000		Banque Centrale de Tunisie	8.250	09/19/27	2,546,940
	520,000	g	Barbados Government International Bond	7.000	08/04/22	477,100
	1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,110,938
	1,000,000		Brazilian Government International Bond	4.250	01/07/25	1,000,000
	170,000		Brazilian Government International Bond	7.125	01/20/37	215,475
	970,000		Brazilian Government International Bond	5.625	01/07/41	1,045,175
	450,000	g	Caisse d’ Amortissement de la Dette Sociale	3.375	03/20/24	480,888
	875,000		Colombia Government International Bond	4.375	07/12/21	925,313
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,390,887
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	614,612
	$850,000		Colombia Government International Bond	4.000	02/26/24	869,125
	650,000		Colombia Government International Bond	5.625	02/26/44	731,250
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,068,307
	1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,092,500
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,429,628
	$956,355	g	Dominican Republic International Bond	9.040	01/23/18	1,013,736
	975,000	g	El Salvador Government International Bond	6.375	01/18/27	977,438
	395,000		European Investment Bank	4.875	02/15/36	506,412
	325,000		Export-Import Bank of Korea	1.250	11/20/15	325,579
	580,000		Export-Import Bank of Korea	3.750	10/20/16	604,551
	4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,733,998
	300,000		Federative Republic of Brazil	6.000	01/17/17	323,250
	2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,098,784
EUR	5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	4,865,626
	$230,000		Hungary Government International Bond	4.000	03/25/19	236,325
	1,130,000		Hungary Government International Bond	5.750	11/22/23	1,251,475
	250,000		Hungary Government International Bond	5.375	03/25/24	270,625
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,417,500
	845,000		Italy Government International Bond	5.375	06/12/17	917,450
	355,000		Italy Government International Bond	6.875	09/27/23	448,079
	550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	525,360
	500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	477,500
	925,000		Jamaica Government International Bond	7.625	07/09/25	966,625
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	292,306
	2,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	1,872,500
	500,000	g	Kenya Government International Bond	5.875	06/24/19	506,250
	1,500,000	g	Kenya Government International Bond	6.875	06/24/24	1,571,250
	3,000,000	g,i	Kommunalbanken AS.	0.412	02/20/18	3,002,703
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,008,897
	3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,257,256
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,207,500
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,501,074
	$500,000		Mexico Government International Bond	3.600	01/30/25	498,250
20

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$500,000		Mexico Government International Bond	6.750%	09/27/34	$653,000
	1,000,000		Mexico Government International Bond	6.050	01/11/40	1,223,000
	500,000		Mexico Government International Bond	4.750	03/08/44	521,250
	500,000	g	Morocco Government International Bond	5.500	12/11/42	514,515
	350,000	g	Municipality Finance plc	1.750	05/21/19	350,415
	1,800,000	g	Namibia International Bonds	5.500	11/03/21	1,890,000
	2,750,000	g	Nigeria Government International Bond	6.375	07/12/23	2,701,875
	1,000,000		Panama Government International Bond	4.000	09/22/24	1,027,500
	100,000		Peruvian Government International Bond	7.125	03/30/19	118,250
	1,500,000		Peruvian Government International Bond	8.750	11/21/33	2,336,250
	1,250,000		Philippine Government International Bond	4.200	01/21/24	1,356,250
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,170,000
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,061,758
	900,000		Poland Government International Bond	4.000	01/22/24	955,125
	620,000		Province of Quebec Canada	7.500	09/15/29	916,293
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,007,063
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,387,500
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,251,375
	1,000,000	g	Republic of Serbia	5.250	11/21/17	1,027,000
	1,375,000	g	Republic of Serbia	5.875	12/03/18	1,433,438
	860,000	g	Republic of Serbia	7.250	09/28/21	963,269
	700,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	742,000
	900,000		Republic of Turkey	6.000	01/14/41	1,021,500
	2,000,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	1,859,500
	1,500,000	g	Slovenia Government International Bond	5.500	10/26/22	1,663,125
	500,000	g	Slovenia Government International Bond	5.250	02/18/24	549,375
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	4,518,576
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,286,627
	1,675,000		South Africa Government International Bond	5.875	09/16/25	1,886,469
	1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,047,500
	1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,326,824
	2,100,000		Turkey Government International Bond	6.750	04/03/18	2,336,250
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,371,875
	975,000		Turkey Government International Bond	5.750	03/22/24	1,089,563
	500,000		United Mexican States	5.950	03/19/19	565,750
	1,032,000		United Mexican States	5.125	01/15/20	1,137,780
	891,000		Uruguay Government International Bond	4.500	08/14/24	935,550
	2,315,000	g	Vietnam Government International Bond	4.800	11/19/24	2,378,663
			TOTAL FOREIGN GOVERNMENT BONDS			103,703,428

MORTGAGE BACKED - 20.4%
	7,405,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	11/15/39	7,874,529
	1,377,974		FHLMC	4.000	03/15/44	1,455,202
	3,037		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	3,047
	257		FGLMC	7.500	05/01/16	260
	107		FGLMC	7.500	06/01/16	107
	322,087		FGLMC	4.500	01/01/19	340,209
	101,128		FGLMC	4.500	01/01/20	106,419
	177,364		FGLMC	5.000	05/01/20	187,865
	41,529		FGLMC	4.500	07/01/20	44,442
	8,626		FGLMC	7.000	10/01/20	9,236
	503,940		FGLMC	4.500	06/01/21	537,416
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$893,227		FGLMC	4.500%	06/01/21	$952,337
370,017		FGLMC	4.000	07/01/24	393,858
121,135		FGLMC	4.500	09/01/24	130,806
267		FGLMC	6.500	10/01/28	303
9,849		FGLMC	6.500	01/01/29	11,190
2,565		FGLMC	6.500	03/01/29	2,998
30,953		FGLMC	6.500	07/01/29	35,168
8,000,000	h	FGLMC	3.000	01/15/30	8,303,314
1,522		FGLMC	8.000	01/01/31	1,766
14,231		FGLMC	6.500	09/01/31	16,169
37,474		FGLMC	8.000	09/01/31	44,138
213,481		FGLMC	7.000	12/01/31	252,057
222,128		FGLMC	4.500	07/01/33	241,301
686,977		FGLMC	5.000	09/01/33	765,393
283,293		FGLMC	5.500	09/01/33	319,262
283,492		FGLMC	5.500	09/01/33	319,411
413,136		FGLMC	5.500	10/01/33	465,551
603,321		FGLMC	5.500	12/01/33	680,420
1,327,918		FGLMC	7.000	12/01/33	1,570,804
333,347		FGLMC	5.000	01/01/34	368,887
520,850		FGLMC	4.500	04/01/35	567,947
459,901		FGLMC	7.000	05/01/35	516,697
93,511		FGLMC	5.000	02/01/36	103,350
8,785		FGLMC	6.500	05/01/36	9,981
417,387		FGLMC	5.000	04/01/38	465,663
388,216		FGLMC	5.000	07/01/39	428,786
3,343,747		FGLMC	4.500	11/01/40	3,701,952
3,830,956		FGLMC	4.500	12/01/40	4,234,510
1,964,849	h	FGLMC	3.500	07/01/43	2,050,662
4,924,896		FGLMC	4.000	09/01/44	5,316,945
359,961	h	FGLMC	4.500	11/01/44	398,920
283,223	h	FGLMC	4.500	11/01/44	313,864
225,308	h	FGLMC	4.500	12/01/44	249,694
146,476	h	FGLMC	4.500	12/01/44	162,329
9,000,000	h	FGLMC	3.000	01/15/45	9,091,406
7,000,000	h	FGLMC	3.500	01/15/45	7,278,359
1,000,000	h	FGLMC	4.000	01/15/45	1,065,938
6,000,000	h	FGLMC	3.500	02/15/45	6,223,594
6,000,000	h	FGLMC	4.000	02/15/45	6,379,570
2,723		Federal National Mortgage Association (FNMA)	6.500	10/01/16	2,792
31,859		FNMA	6.500	11/01/16	32,908
18,749		FNMA	6.500	04/01/17	19,611
296,652		FNMA	5.500	04/01/18	313,414
375,066		FNMA	5.000	11/01/18	401,671
51,234		FNMA	4.500	11/01/20	53,976
86,040		FNMA	5.500	08/01/21	94,058
83,167		FNMA	4.500	06/01/23	89,403
225,739		FNMA	5.000	07/01/23	243,717
84,258		FNMA	4.000	05/01/24	89,740
800		FNMA	8.000	07/01/24	949
104,907		FNMA	4.500	08/01/24	113,389
908,088		FNMA	4.000	09/01/24	967,450
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$697,196		FNMA	3.000%	05/01/27	$727,768
608		FNMA	7.500	01/01/29	706
1,325		FNMA	6.500	04/01/29	1,509
11,093		FNMA	7.500	07/01/29	11,490
17,000,000	h	FNMA	2.500	01/25/30	17,308,125
15,000,000	h	FNMA	3.000	01/25/30	15,591,212
12,000,000	h	FNMA	3.500	01/25/30	12,676,874
555		FNMA	7.500	02/01/31	583
2,789		FNMA	7.500	03/01/31	3,151
765		FNMA	7.500	05/01/31	776
1,134		FNMA	6.500	09/01/31	1,291
13,388		FNMA	6.500	11/01/31	15,425
239,532		FNMA	6.500	07/01/32	276,110
140,709		FNMA	4.500	03/25/33	143,820
2,585,921		FNMA	5.500	03/01/34	2,913,869
120,199		FNMA	3.500	03/25/34	123,060
45,524		FNMA	6.000	11/01/34	51,628
10,372		FNMA	7.500	06/01/35	11,249
39,601		FNMA	5.000	11/01/35	43,488
158,342		FNMA	5.000	02/01/36	171,718
1,938,601		FNMA	5.500	09/01/37	2,166,251
281,391		FNMA	6.000	09/01/37	325,295
2,012,078		FNMA	5.500	04/01/38	2,249,281
1,553,832		FNMA	5.500	06/01/38	1,736,298
1,005,842	h	FNMA	5.500	11/01/38	1,128,677
3,656,622		FNMA	4.000	02/01/39	3,912,921
151,485		FNMA	4.000	07/01/39	163,421
1,057,901		FNMA	5.500	08/01/39	1,195,028
534,708		FNMA	4.500	10/01/39	581,305
574,155		FNMA	5.500	11/01/39	641,578
2,931,464		FNMA	4.500	03/01/40	3,205,127
575,975		FNMA	4.500	06/01/40	626,538
869,133		FNMA	5.000	08/01/40	963,424
1,895,143		FNMA	5.000	09/01/40	2,097,593
848,546		FNMA	4.500	10/01/40	926,349
38,367		FNMA	6.000	10/01/40	43,562
1,752,167		FNMA	4.500	11/01/40	1,916,677
73,168		FNMA	3.500	02/01/41	76,552
1,969,601		FNMA	5.000	05/01/41	2,180,422
256,704		FNMA	3.500	11/01/41	268,115
11,513,742		FNMA	5.500	12/01/41	13,097,444
2,015,197		FNMA	4.500	04/01/42	2,189,084
5,689,376		FNMA	3.500	07/01/42	5,951,552
45,062		FNMA	3.000	10/01/42	45,677
43,415		FNMA	3.000	10/01/42	44,008
375,995		FNMA	3.000	10/01/42	381,116
4,461,548		FNMA	3.500	10/01/42	4,656,947
113,269		FNMA	3.000	11/01/42	114,818
8,910,246		FNMA	3.500	11/01/42	9,323,109
7,002,805	h	FNMA	4.000	11/01/42	7,553,741
7,669		FNMA	3.000	12/01/42	7,774
64,302		FNMA	3.000	12/01/42	65,113
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,337,683		FNMA	3.000%	01/01/43	$2,368,792
5,183,214		FNMA	3.000	01/01/43	5,253,621
3,039,167		FNMA	3.000	02/01/43	3,080,437
6,484,648		FNMA	3.000	02/01/43	6,571,889
122,154		FNMA	3.000	02/01/43	123,823
28,373		FNMA	3.000	02/01/43	28,758
583,586		FNMA	3.500	02/01/43	612,115
30,225		FNMA	3.000	03/01/43	30,617
27,301		FNMA	3.000	03/01/43	27,673
51,251		FNMA	3.000	03/01/43	51,951
149,623		FNMA	3.000	03/01/43	151,669
64,515		FNMA	3.000	04/01/43	65,361
39,336		FNMA	3.000	04/01/43	39,874
10,937		FNMA	3.000	04/01/43	11,079
69,250		FNMA	3.000	04/01/43	70,157
14,353		FNMA	3.000	04/01/43	14,549
32,809		FNMA	3.000	04/01/43	33,257
30,766		FNMA	3.000	04/01/43	31,169
43,327		FNMA	3.000	04/01/43	43,892
2,954		FNMA	3.000	04/01/43	2,993
2,004,618		FNMA	3.000	05/01/43	2,031,092
92,688		FNMA	3.500	05/01/43	97,207
156,723		FNMA	3.500	05/01/43	164,367
203,142		FNMA	3.500	06/01/43	213,061
155,792		FNMA	3.500	06/01/43	163,386
409,138		FNMA	3.500	06/01/43	429,156
195,239		FNMA	3.500	06/01/43	204,772
75,968		FNMA	3.500	06/01/43	79,676
93,683		FNMA	3.500	06/01/43	98,256
910,118		FNMA	4.000	06/01/43	981,552
258,146		FNMA	3.500	07/01/43	270,757
547,576		FNMA	3.500	07/01/43	574,376
5,752,699		FNMA	4.000	11/01/43	6,217,354
268,607		FNMA	4.000	12/01/43	289,766
1,145,995		FNMA	4.000	01/01/44	1,236,377
2,316,871		FNMA	4.500	01/01/44	2,567,954
2,129,140		FNMA	4.000	02/01/44	2,297,046
123,610		FNMA	4.000	02/01/44	133,201
382,978		FNMA	4.000	02/01/44	413,179
404,962		FNMA	4.000	03/01/44	436,387
636,964	h	FNMA	4.000	03/01/44	687,278
2,725,754		FNMA	4.000	04/01/44	2,940,660
557,694		FNMA	4.000	04/01/44	601,688
589,010		FNMA	4.000	04/01/44	635,484
1,597,889		FNMA	4.000	05/01/44	1,723,406
195,262		FNMA	4.500	05/01/44	216,410
927,823		FNMA	4.000	06/01/44	1,000,773
1,098,168		FNMA	4.000	06/01/44	1,182,816
7,697,644		FNMA	4.500	06/01/44	8,531,388
2,237,400		FNMA	4.500	06/01/44	2,479,903
3,931,375		FNMA	4.500	06/01/44	4,357,157
1,402,627		FNMA	4.000	07/01/44	1,513,295
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$306,285		FNMA	4.000%	07/01/44	$330,445
979,024		FNMA	4.000	07/01/44	1,056,219
3,045,347		FNMA	3.000	07/25/44	3,150,491
1,489,234	h	FNMA	4.000	08/01/44	1,606,668
1,494,817		FNMA	4.000	08/01/44	1,612,685
1,593,477		FNMA	4.000	08/01/44	1,719,145
4,652,702		FNMA	4.500	08/01/44	5,156,700
238,474		FNMA	4.000	09/01/44	257,299
7,762,430		FNMA	4.500	09/01/44	8,603,525
1,160,260		FNMA	4.000	10/01/44	1,251,784
6,038,122	h	FNMA	4.500	10/01/44	6,692,753
4,920,767		FNMA	4.500	11/01/44	5,454,540
926,236	h	FNMA	4.500	11/01/44	1,027,386
18,000,000	h	FNMA	3.000	01/25/45	18,208,125
11,000,000	h	FNMA	3.500	01/25/45	11,466,642
13,000,000	h	FNMA	4.000	01/25/45	13,874,301
4,000,000	h	FNMA	4.500	01/25/45	4,341,875
12,000,000	h	FNMA	5.000	01/25/45	13,257,890
2,000,000	h	FNMA	5.500	01/25/45	2,237,188
42,000,000	h	FNMA	3.000	02/25/45	42,379,806
35,000,000	h	FNMA	3.500	02/25/45	36,390,440
32,000,000	h	FNMA	4.000	02/25/45	34,064,625
5,000,000	h	FNMA	4.500	02/25/45	5,417,969
21,000,000	h	FNMA	5.000	02/25/45	23,175,058
127		Government National Mortgage Association (GNMA)	7.000	01/15/28	145
1,720		GNMA	7.000	02/15/28	1,772
605		GNMA	7.000	06/15/28	626
1,169		GNMA	7.000	06/15/28	1,303
2,789		GNMA	6.500	09/15/28	3,182
6,605		GNMA	6.500	09/15/28	7,536
9,088		GNMA	6.500	11/15/28	10,395
3,132		GNMA	7.500	11/15/28	3,567
574		GNMA	8.500	07/15/30	581
17,597		GNMA	8.500	10/15/30	18,945
11,065		GNMA	8.500	10/20/30	13,730
1,233		GNMA	8.500	12/15/30	1,572
2,122		GNMA	7.000	06/20/31	2,540
1,967		GNMA	6.500	07/15/31	2,244
4,045		GNMA	7.000	07/15/31	4,557
6,440		GNMA	7.000	07/15/31	6,973
708		GNMA	6.500	03/15/33	810
147,857		GNMA	5.500	07/15/33	166,386
478,112		GNMA	5.500	09/15/33	540,552
137,117		GNMA	5.500	02/20/35	154,806
824,138		GNMA	5.500	05/20/35	930,626
263,149		GNMA	5.500	02/20/36	297,155
43,495		GNMA	6.000	10/20/36	49,608
45,597		GNMA	6.000	01/20/37	51,978
154,085		GNMA	6.000	02/20/37	175,646
45,771		GNMA	5.500	07/15/38	51,119
307,712		GNMA	5.500	07/20/38	344,246
119,635		GNMA	6.000	08/20/38	134,885
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$143,055		GNMA	6.500%	11/20/38	$162,089
1,002,328		GNMA	5.000	06/15/39	1,115,093
1,555,309		GNMA	4.500	09/20/39	1,724,020
1,899,957		GNMA	3.500	07/15/43	2,006,122
942,767		GNMA	5.000	02/20/44	1,033,652
814,954		GNMA	5.000	03/20/44	893,518
11,897,512		GNMA	4.000	10/20/44	12,782,332
8,000,000	h	GNMA	3.500	12/20/44	8,410,178
3,000,000	h	GNMA	3.000	01/15/45	3,067,875
2,000,000	h	GNMA	3.000	01/20/45	2,045,250
24,000,000	h	GNMA	3.500	01/20/45	25,192,500
10,000,000	h	GNMA	4.000	01/20/45	10,721,758
2,000,000	h	GNMA	4.500	01/20/45	2,185,234
1,000,000	h	GNMA	5.000	01/20/45	1,094,746
8,000,000	h	GNMA	4.500	02/20/45	8,725,938
		TOTAL MORTGAGE BACKED			586,579,964

MUNICIPAL BONDS - 2.4%
225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	225,641
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,398,196
21,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	21,113,400
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,919,810
3,000,000		State of Illinois	4.833	02/01/17	3,158,040
12,000,000		State of Illinois	4.350	06/01/18	12,522,600
1,845,000		State of Illinois	4.700	01/01/21	1,927,379
2,560,000		State of Illinois	3.860	04/01/21	2,550,989
3,030,000		State of Illinois	4.110	04/01/22	2,988,550
2,195,000		State of Illinois	4.310	04/01/23	2,208,894
3,470,000		State of Illinois	4.760	04/01/26	3,512,750
1,763,000		State Public School Building Authority	5.000	09/15/27	1,908,289
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,250,700
		TOTAL MUNICIPAL BONDS			68,685,238

U.S. TREASURY SECURITIES - 13.2%
7,525,000		United States Treasury Bond	5.375	02/15/31	10,488,556
22,001,000		United States Treasury Bond	4.500	02/15/36	29,345,550
6,685,000		United States Treasury Bond	2.875	05/15/43	6,837,498
18,860,000		United States Treasury Bond	3.125	08/15/44	20,303,959
48,000,000		United States Treasury Note	0.375	03/31/16	47,992,512
32,825,000		United States Treasury Note	0.375	04/30/16	32,819,879
15,000,000		United States Treasury Note	0.375	05/31/16	14,990,625
8,400,000		United States Treasury Note	0.500	06/30/16	8,402,621
1,000,000		United States Treasury Note	0.500	07/31/16	1,000,469
8,000,000		United States Treasury Note	0.500	08/31/16	7,996,872
630,000		United States Treasury Note	0.875	04/15/17	630,837
8,252,000		United States Treasury Note	1.000	12/15/17	8,232,657
5,440,000		United States Treasury Note	0.875	01/31/18	5,396,224
38,758,700		United States Treasury Note	1.500	08/31/18	38,946,447
10,500,000		United States Treasury Note	1.375	09/30/18	10,490,151
1,615,000		United States Treasury Note	1.500	11/30/19	1,604,780
9,500,000		United States Treasury Note	2.000	09/30/20	9,595,741
44,000		United States Treasury Note	2.625	11/15/20	45,929
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$310,000		United States Treasury Note	2.125%	01/31/21	$314,650
14,225,000		United States Treasury Note	2.000	02/28/21	14,322,797
2,415,000		United States Treasury Note	2.000	05/31/21	2,427,075
280,000		United States Treasury Note	2.000	08/31/21	280,853
78,135,300		United States Treasury Note	2.250	11/15/24	78,660,291
27,600,000		United States Treasury Note	3.000	11/15/44	29,005,889
		TOTAL U.S. TREASURY SECURITIES			380,132,862

		TOTAL GOVERNMENT BONDS			1,158,089,700
		(Cost $1,143,053,376)

STRUCTURED ASSETS - 18.3%

ASSET BACKED - 10.8%
484,875	i	ACE Securities Corp Home Equity Loan Trust	0.660	08/25/35	478,132
		Series - 2005 HE5 (Class M2)
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,501,275
		Series - 2010 2 (Class B)
3,550,000		Ally Master Owner Trust	1.210	06/15/17	3,558,893
		Series - 2012 3 (Class A2)
2,790,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	2,835,962
		Series - 2011 5 (Class C)
3,000,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	3,009,369
		Series - 2012 4 (Class B)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,855,985
		Series - 2013 1 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,600,962	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,590,487
		Series - 2005 HE7 (Class M2)
4,440,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,616,890
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,777,797
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,058,404
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,956,673
		Series - 2012 3A (Class B)
248,027	i	Bear Stearns Asset Backed Securities Trust	0.910	11/25/39	245,569
		Series - 2005 SD3 (Class 2A1)
26,606,000		Capital Auto Receivables Asset Trust	1.040	11/21/16	26,667,433
		Series - 2013 3 (Class A2)
5,153,000		Capital Auto Receivables Asset Trust	0.790	06/20/17	5,157,411
		Series - 2013 1 (Class A3)
11,575,404	g	Capital Automotive REIT	4.700	07/15/42	11,845,516
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,972,310
		Series - 2014 1A (Class A)
1,300,000		CarMax Auto Owner Trust	2.630	11/15/16	1,304,870
		Series - 2011 1 (Class B)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,916,320
		Series - 2012 2 (Class B)
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000		CarMax Auto Owner Trust 2013-3	1.490%	01/15/19	$6,007,062
		Series - 2013 3 (Class A4)
4,126,665	i,m	CCR, Inc	0.607	07/10/17	4,015,950
		Series - 2010 CX (Class C)
255,205	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	254,441
		Series - 2002 1 (Class AF6)
10,683	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	10,652
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	7,192,219
		Series - 2011 LC1A (Class C)
28,523,700	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	29,902,907
		Series - 2012 1A (Class A2)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,728,688
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,940,119
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	9,042,723
		Series - 2013 A (Class D)
4,000,000		Ford Credit Floorplan Master	1.650	08/15/19	3,990,264
		Series - 2014 4 (Class B)
2,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	2,020,722
		Series - 2010 1 (Class C)
2,950,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	2,962,605
		Series - 2011 1A (Class B1)
7,595,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	7,635,816
		Series - 0 2A (Class B2)
6,700,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	6,873,992
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,012,425
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,115,624
		Series - 2011 1A (Class B2)
1,087,759	i	Lehman XS Trust	0.420	02/25/36	1,034,112
		Series - 2006 1 (Class 1A1)
2,392,631		Lehman XS Trust	6.500	06/25/46	1,866,929
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.996	05/18/16	1,014,800
		Series - 2013 144A (Class )
1,346,667	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	1,343,800
		Series - 2014 AA (Class B)
202,237	i	Park Place Securities, Inc	1.115	09/25/34	202,882
		Series - 2004 WHQ1 (Class M1)
1,491,007	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.690	01/25/36	1,484,308
		Series - 2005 WCH1 (Class M2)
333,333	g	Rental Car Finance Corp	4.380	02/25/16	334,416
		Series - 2011 1A (Class B1)
44,780	i	Residential Asset Securities Corp	6.489	10/25/30	45,198
		Series - 2001 KS2 (Class AI6)
118,155	i	Residential Asset Securities Corp	0.815	04/25/35	118,218
		Series - 2005 KS3 (Class M3)
261,738		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	263,413
		Series - 2006 HI5 (Class A3)
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$185,000	i	Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$193,427
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.036	05/05/17	2,992,800
		Series - 2013 144A (Class )
17,739,546		Santander Drive Auto Receivables Trust	0.540	08/15/17	17,733,514
		Series - 2014 3 (Class A2A)
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,340,802
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	993,399
		Series - 2013 2013-1 (Class D)
504,517	i	Securitized Asset Backed Receivables LLC	0.470	10/25/35	497,052
		Series - 2006 OP1 (Class A2C)
697,821	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	712,881
		Series - 2011 1A (Class A)
618,206	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	631,045
		Series - 2011 2A (Class B)
1,094,179	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,110,807
		Series - 2012 2A (Class B)
6,844,711	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	6,827,949
		Series - 2013 1A (Class A)
1,657,141	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,659,272
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,025,982
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,551,519
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,594,592
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,449,933
		Series - 2012 A (Class A2)
2,958,810	g	SolarCity LMC	4.800	11/20/38	3,096,803
		Series - 2013 1 (Class A)
2,300,000	g	SolarCity LMC	4.020	07/20/44	2,311,035
		Series - 2014 2 (Class A)
314,327	i	Soundview Home Equity Loan Trust	0.470	11/25/35	311,890
		Series - 2005 OPT3 (Class A4)
13,173,482	g	SpringCastle America Funding LLC	2.700	05/25/23	13,152,497
		Series - 2014 AA (Class A)
1,962,674	g,i	Structured Asset Securities Corp	0.390	10/25/36	1,944,276
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.786	01/09/17	5,847,560
		Series - 2013 IV B (Class )
191,744	g,i	Wachovia Loan Trust	0.530	05/25/35	182,383
		Series - 2005 SD1 (Class A)
140,871	i	Wells Fargo Home Equity Trust	0.310	07/25/36	140,172
		Series - 2006 2 (Class A3)
3,779,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	3,836,248
		Series - 2010 A (Class A)
1,389,000		World Financial Network Credit Card Master Trust	3.140	01/17/23	1,444,046
		Series - 2012 A (Class A)
		TOTAL ASSET BACKED			324,345,466
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 7.5%
$4,430,042	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$4,550,667
		Series - 2012 7WTC (Class A)
2,590,789	i	American Home Mortgage Investment Trust	1.833	10/25/34	2,547,948
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.763	05/10/45	786,931
		Series - 2006 2 (Class C)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	515,780
		Series - 2007 1 (Class AM)
3,721,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	4,006,352
		Series - 2007 T28 (Class AJ)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	13,136,733
		Series - 2007 C3 (Class AJ)
9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,388,940
		Series - 2007 C3 (Class AM)
5,300,000	i	Commercial Mortgage Trust	5.238	04/10/37	5,332,150
		Series - 2005 GG5 (Class AJ)
336,415		Countrywide Alternative Loan Trust	5.500	08/25/16	345,230
		Series - 2004 30CB (Class 1A15)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,592,446
		Series - 2006 C5 (Class AM)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,164,518
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,734,408
		Series - 2005 C5 (Class C)
710,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	724,622
		Series - 2005 C5 (Class AM)
1,240,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	1,271,248
		Series - 2005 C6 (Class AJ)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,815,266
		Series - 2006 OMA (Class D)
19,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	20,712,626
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	844,573
		Series - 2009 RR1 (Class A3C)
900,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	941,932
		Series - 2007 C1 (Class AM)
776,754	i	Harborview Mortgage Loan Trust	0.384	07/19/47	665,156
		Series - 2007 4 (Class 2A1)
539,357	i	Impac CMB Trust	0.830	03/25/35	493,257
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	768,843
		Series - 2005 LDP2 (Class C)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,217,104
		Series - 2007 LD12 (Class AM)
1,075,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,165,356
		Series - 2007 C6 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	4,933,068
		Series - 2005 C5 (Class AJ)
1,300,000	i	LB-UBS Commercial Mortgage Trust 2006-C4	6.049	06/15/38	1,344,242
		Series - 2006 C4 (Class B)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$580,000	i	Merrill Lynch Mortgage Trust	6.289%	02/12/51	$636,661
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	8,113,641
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	5.810	08/12/41	1,897,506
		Series - 2006 T23 (Class B)
6,025,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,182,005
		Series - 2006 HQ10 (Class AJ)
8,500,000	i	Morgan Stanley Capital I Trust	5.651	06/11/42	9,155,316
		Series - 2007 T27 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,494,637
		Series - 2005 HQ6 (Class F)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,593,445
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,891,358
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,311,102
		Series - 2006 HQ9 (Class C)
365,924		Residential Accredit Loans, Inc	4.350	03/25/34	371,580
		Series - 2004 QS4 (Class A1)
858,458	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	871,248
		Series - 2012 1A (Class A)
457,358	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	463,491
		Series - 0 2A (Class A)
2,375,000	i	Structured Agency Credit Risk Debt Note	2.370	09/25/24	2,319,518
		Series - 2014 HQ2 (Class M2)
24,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	25,710,839
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	249,324
		Series - 2007 C34 (Class AM)
17,750,038	i	Wachovia Bank Commercial Mortgage Trust	5.950	05/15/46	18,354,143
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,751,387
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.672	04/15/47	1,692,492
		Series - 2007 C31 (Class C)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	23,914,499
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,902,024
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,756,493
		Series - 2007 C33 (Class AM)
1,337,031	i	WaMu Mortgage Pass-Through Certificates	0.520	12/25/45	1,193,759
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			216,825,864

		TOTAL STRUCTURED ASSETS			541,171,330
		(Cost $537,002,727)

		TOTAL BONDS			2,771,203,257
		(Cost $2,728,626,400)
31

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 13.8%
GOVERNMENT AGENCY DEBT - 1.6%
$18,700,000	w	Federal Home Loan Bank (FHLB)	0.103%	01/21/15	$18,698,930
27,000,000	w	Federal National Mortgage Association (FNMA)	0.100	03/02/15	26,998,677
		TOTAL GOVERNMENT AGENCY DEBT			45,697,607
TREASURY DEBT - 12.2%
2,000,000	w	United States Treasury Bill	0.050	02/05/15	1,999,903
4,000,000	w	United States Treasury Bill	0.030	02/12/15	3,999,860
10,000,000	w	United States Treasury Bill	0.030	03/26/15	9,999,600
4,600,000	w	United States Treasury Bill	0.087	04/02/15	4,599,540
21,400,000		United States Treasury Bill	0.050	04/23/15	21,397,518
15,900,000	q	United States Treasury Bill	0.078 - 0.090	04/30/15	15,897,663
1,100,000	w	United States Treasury Bill	0.093	05/28/15	1,099,709
14,000,000		United States Treasury Bill	0.083	06/18/15	13,994,484
41,000,000	w	United States Treasury Bill	0.096 - 0.130	06/25/15	40,982,657
73,500,000	w	United States Treasury Bill	0.073 - 0.103	07/23/15	73,453,621
63,500,000	w	United States Treasury Bill	0.091 - 0.106	08/20/15	63,437,135
23,000,000	w	United States Treasury Bill	0.086	09/17/15	22,971,986
26,000,000		United States Treasury Bill	0.091	10/15/15	25,963,340
52,000,000	w	United States Treasury Bill	0.122 - 0.130	11/12/15	51,920,648
		TOTAL TREASURY DEBT			351,717,664

		TOTAL SHORT-TERM INVESTMENTS			397,415,271
		(Cost $397,498,751)

		TOTAL INVESTMENTS - 111.8%			3,212,864,362
		(Cost $3,170,839,837)
		OTHER ASSETS & LIABILITIES, NET - (11.8)%			(338,906,262)
		NET ASSETS - 100.0%			$2,873,958,100

Abbreviation(s):
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $458,675,895 or 16.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
32

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2014

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,726
500,000	Delphi Corp	5.000	02/15/23	533,740
100,000	Delphi Corp	4.150	03/15/24	103,369
500,000	Ford Motor Co	7.450	07/16/31	678,798
650,000	Ford Motor Co	4.750	01/15/43	685,828
400,000	Honeywell International, Inc	5.400	03/15/16	422,741
300,000	Honeywell International, Inc	5.300	03/01/18	332,783
400,000	Honeywell International, Inc	5.000	02/15/19	448,366
500,000	Honeywell International, Inc	3.350	12/01/23	518,575
282,000	Honeywell International, Inc	5.700	03/15/37	363,148
210,000	Johnson Controls, Inc	5.500	01/15/16	219,917
150,000	Johnson Controls, Inc	2.600	12/01/16	153,732
300,000	Johnson Controls, Inc	1.400	11/02/17	297,275
160,000	Johnson Controls, Inc	4.250	03/01/21	172,941
300,000	Johnson Controls, Inc	3.625	07/02/24	302,619
270,000	Johnson Controls, Inc	6.000	01/15/36	326,948
325,000	Johnson Controls, Inc	4.625	07/02/44	334,450
100,000	Johnson Controls, Inc	4.950	07/02/64	103,097
300,000	Magna International, Inc	3.625	06/15/24	300,613
	TOTAL AUTOMOBILES & COMPONENTS			6,353,666

BANKS - 3.2%
200,000	Associated Banc-Corp	2.750	11/15/19	199,850
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	200,562
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	500,154
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,265
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	493,585
500,000	Banco do Brasil S.A.	3.875	01/23/17	515,000
200,000	Banco do Brasil S.A.	3.875	10/10/22	183,500
200,000	Bancolombia S.A.	5.950	06/03/21	214,500
45,000	Bank of America Corp	3.700	09/01/15	45,785
300,000	Bank of America Corp	1.250	01/11/16	300,526
550,000	Bank of America Corp	3.625	03/17/16	565,452
1,200,000	Bank of America Corp	6.500	08/01/16	1,292,791
300,000	Bank of America Corp	1.350	11/21/16	299,147
585,000	Bank of America Corp	5.300	03/15/17	628,387
500,000	Bank of America Corp	5.420	03/15/17	536,073
1,000,000	Bank of America Corp	3.875	03/22/17	1,046,296
3,000,000	Bank of America Corp	1.700	08/25/17	3,000,681
590,000	Bank of America Corp	5.750	12/01/17	651,889
900,000	Bank of America Corp	2.000	01/11/18	899,316
33

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,525,000		Bank of America Corp	2.600%	01/15/19	$2,544,634
750,000		Bank of America Corp	2.650	04/01/19	755,501
2,300,000		Bank of America Corp	5.875	01/05/21	2,666,788
500,000		Bank of America Corp	5.700	01/24/22	579,218
1,425,000		Bank of America Corp	3.300	01/11/23	1,425,110
2,000,000		Bank of America Corp	4.125	01/22/24	2,100,310
750,000		Bank of America Corp	4.000	04/01/24	780,919
1,475,000		Bank of America Corp	4.200	08/26/24	1,502,619
400,000		Bank of America Corp	4.250	10/22/26	399,102
1,500,000		Bank of America Corp	5.000	01/21/44	1,679,737
500,000		Bank of America Corp	4.875	04/01/44	552,393
1,000,000		Bank of America NA	1.125	11/14/16	996,394
500,000		Bank of America NA	1.250	02/14/17	498,851
400,000		Bank of Montreal	0.800	11/06/15	400,743
500,000		Bank of Montreal	1.300	07/15/16	502,808
450,000		Bank of Montreal	2.500	01/11/17	460,872
200,000		Bank of Montreal	1.400	09/11/17	199,785
400,000		Bank of Montreal	1.450	04/09/18	395,066
300,000		Bank of Montreal	2.375	01/25/19	302,883
400,000		Bank of Montreal	2.550	11/06/22	392,342
100,000		Bank of Nova Scotia	2.050	10/07/15	101,128
200,000		Bank of Nova Scotia	0.750	10/09/15	200,332
500,000		Bank of Nova Scotia	2.900	03/29/16	512,926
750,000		Bank of Nova Scotia	1.375	07/15/16	755,017
300,000		Bank of Nova Scotia	1.100	12/13/16	300,207
150,000		Bank of Nova Scotia	2.550	01/12/17	153,831
500,000		Bank of Nova Scotia	1.250	04/11/17	498,377
300,000		Bank of Nova Scotia	1.300	07/21/17	299,023
400,000		Bank of Nova Scotia	1.375	12/18/17	397,447
350,000		Bank of Nova Scotia	1.450	04/25/18	346,181
500,000		Bank of Nova Scotia	2.050	10/30/18	500,612
500,000		Bank of Nova Scotia	2.050	06/05/19	498,192
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,002,157
200,000		Bank of Nova Scotia	4.375	01/13/21	222,622
300,000		Bank of Nova Scotia	2.800	07/21/21	300,125
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	1.200	03/10/17	991,873
500,000		BB&T Corp	5.200	12/23/15	519,942
100,000		BB&T Corp	3.200	03/15/16	102,302
200,000		BB&T Corp	2.150	03/22/17	202,886
70,000		BB&T Corp	4.900	06/30/17	75,440
150,000		BB&T Corp	1.600	08/15/17	149,919
200,000		BB&T Corp	2.050	06/19/18	201,318
500,000		BB&T Corp	2.250	02/01/19	501,023
400,000		BB&T Corp	6.850	04/30/19	474,525
200,000		BB&T Corp	3.950	03/22/22	210,481
500,000		BBVA US Senior SAU	4.664	10/09/15	513,381
300,000		BPCE S.A.	1.700	04/25/16	302,299
500,000		BPCE S.A.	1.625	02/10/17	501,039
250,000		BPCE S.A.	2.500	12/10/18	253,408
300,000		BPCE S.A.	2.500	07/15/19	301,182
500,000		BPCE S.A.	4.000	04/15/24	522,583
200,000		Branch Banking & Trust Co	1.450	10/03/16	201,184
34

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Branch Banking & Trust Co	1.050%	12/01/16	$299,170
200,000	Branch Banking & Trust Co	1.000	04/03/17	198,367
500,000	Branch Banking & Trust Co	1.350	10/01/17	497,313
300,000	Branch Banking & Trust Co	2.850	04/01/21	301,745
500,000	Branch Banking & Trust Co	3.800	10/30/26	509,767
400,000	Canadian Imperial Bank of Commerce	0.900	10/01/15	401,177
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	429,472
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	298,524
125,000	Capital One Bank USA NA	1.150	11/21/16	124,550
300,000	Capital One Bank USA NA	1.200	02/13/17	297,399
300,000	Capital One Bank USA NA	1.500	09/05/17	297,583
250,000	Capital One Bank USA NA	1.500	03/22/18	246,155
400,000	Capital One Bank USA NA	2.150	11/21/18	397,912
300,000	Capital One Bank USA NA	2.250	02/13/19	297,827
300,000	Capital One Bank USA NA	2.300	06/05/19	297,675
300,000	Capital One Bank USA NA	2.400	09/05/19	298,535
500,000	Capital One Bank USA NA	2.950	07/23/21	496,871
972,000	Capital One Bank USA NA	3.375	02/15/23	966,597
500,000	Citigroup, Inc	1.300	04/01/16	500,709
1,750,000	Citigroup, Inc	3.953	06/15/16	1,816,624
1,000,000	Citigroup, Inc	1.700	07/25/16	1,006,849
500,000	Citigroup, Inc	1.300	11/15/16	499,383
200,000	Citigroup, Inc	4.450	01/10/17	211,417
500,000	Citigroup, Inc	1.350	03/10/17	497,641
500,000	Citigroup, Inc	1.550	08/14/17	498,589
11,000	Citigroup, Inc	6.000	08/15/17	12,170
500,000	Citigroup, Inc	1.850	11/24/17	499,425
750,000	Citigroup, Inc	1.750	05/01/18	741,225
300,000	Citigroup, Inc	2.500	09/26/18	303,505
500,000	Citigroup, Inc	2.550	04/08/19	503,288
500,000	Citigroup, Inc	2.500	07/29/19	500,401
684,000	Citigroup, Inc	5.375	08/09/20	777,404
2,700,000	Citigroup, Inc	4.500	01/14/22	2,950,447
1,675,000	Citigroup, Inc	4.050	07/30/22	1,733,055
870,000	Citigroup, Inc	3.375	03/01/23	877,780
2,600,000	Citigroup, Inc	3.500	05/15/23	2,531,074
1,000,000	Citigroup, Inc	3.875	10/25/23	1,039,402
750,000	Citigroup, Inc	3.750	06/16/24	765,936
500,000	Citigroup, Inc	4.000	08/05/24	502,010
400,000	Citigroup, Inc	5.500	09/13/25	442,602
500,000	Citigroup, Inc	4.300	11/20/26	498,880
200,000	Citigroup, Inc	5.875	01/30/42	251,567
225,000	Citigroup, Inc	6.675	09/13/43	290,937
800,000	Citigroup, Inc	4.950	11/07/43	891,740
375,000	Citigroup, Inc	5.300	05/06/44	410,876
250,000	Comerica Bank	5.750	11/21/16	270,721
50,000	Comerica Bank	5.200	08/22/17	54,345
300,000	Comerica, Inc	2.125	05/23/19	297,993
200,000	Comerica, Inc	3.800	07/22/26	201,416
750,000	Commonwealth Bank of Australia	1.125	03/13/17	747,353
500,000	Commonwealth Bank of Australia	1.400	09/08/17	497,285
250,000	Commonwealth Bank of Australia	1.900	09/18/17	252,562
35

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Commonwealth Bank of Australia	2.250%	03/13/19	$753,495
500,000		Commonwealth Bank of Australia	2.300	09/06/19	500,299
300,000		Compass Bank	1.850	09/29/17	298,720
300,000		Compass Bank	2.750	09/29/19	300,307
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	417,274
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	274,519
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	503,723
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,595,664
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	381,986
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	450,803
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	477,385
200,000		Corpbanca S.A.	3.125	01/15/18	198,750
900,000		Deutsche Bank AG	3.450	03/30/15	906,358
400,000		Deutsche Bank AG	1.400	02/13/17	399,166
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,771,427
500,000		Deutsche Bank AG	3.700	05/30/24	507,383
500,000	i	Deutsche Bank AG	4.296	05/24/28	482,965
400,000		Discover Bank	2.000	02/21/18	398,958
215,000		Discover Bank	7.000	04/15/20	253,387
300,000		Discover Bank	3.200	08/09/21	301,290
400,000		Discover Bank	4.200	08/08/23	419,732
200,000		Discover Bank	4.250	03/13/26	207,320
450,000		Fifth Third Bancorp	3.625	01/25/16	461,096
500,000		Fifth Third Bancorp	1.150	11/18/16	499,042
300,000		Fifth Third Bancorp	1.350	06/01/17	299,675
500,000		Fifth Third Bancorp	1.450	02/28/18	494,392
300,000		Fifth Third Bancorp	2.300	03/01/19	300,449
375,000		Fifth Third Bancorp	2.375	04/25/19	376,707
200,000		Fifth Third Bancorp	2.875	10/01/21	199,980
200,000		Fifth Third Bancorp	3.500	03/15/22	205,016
500,000		Fifth Third Bancorp	4.300	01/16/24	524,078
140,000		Fifth Third Bancorp	8.250	03/01/38	210,306
100,000		First Horizon National Corp	5.375	12/15/15	103,530
250,000		First Republic Bank	2.375	06/17/19	251,178
250,000		First Tennessee Bank NA	2.950	12/01/19	249,358
250,000		FirstMerit Bank NA	4.270	11/25/26	253,867
100,000		FirstMerit Corp	4.350	02/04/23	105,043
750,000		HSBC Bank USA NA	4.875	08/24/20	827,841
266,000		HSBC Bank USA NA	5.875	11/01/34	332,303
33,000		HSBC Bank USA NA	7.000	01/15/39	47,243
150,000		HSBC Holdings plc	4.875	01/14/22	167,197
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,404,786
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,987,360
550,000		HSBC Holdings plc	6.100	01/14/42	734,458
275,000		HSBC Holdings plc	5.250	03/14/44	308,043
300,000		HSBC USA, Inc	1.300	06/23/17	299,486
1,000,000		HSBC USA, Inc	1.625	01/16/18	996,149
750,000		HSBC USA, Inc	2.625	09/24/18	769,259
500,000		HSBC USA, Inc	2.250	06/23/19	499,235
750,000		HSBC USA, Inc	2.375	11/13/19	749,781
500,000		HSBC USA, Inc	3.500	06/23/24	515,924
200,000		Huntington Bancshares, Inc	2.600	08/02/18	202,431
36

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Huntington National Bank	1.350%	08/02/16	$250,133
200,000		Huntington National Bank	1.300	11/20/16	199,175
300,000		Huntington National Bank	2.200	04/01/19	298,176
1,500,000		Inter-American Development Bank	1.000	07/14/17	1,499,039
500,000		Inter-American Development Bank	1.250	01/16/18	500,355
1,000,000		Inter-American Development Bank	1.750	10/15/19	1,003,318
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	304,742
200,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	201,751
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	650,721
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	517,697
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	216,659
700,000		JPMorgan Chase & Co	5.150	10/01/15	719,464
500,000		JPMorgan Chase & Co	1.100	10/15/15	500,899
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,002,616
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,283,004
300,000		JPMorgan Chase & Co	3.150	07/05/16	308,381
1,000,000		JPMorgan Chase & Co	1.350	02/15/17	999,978
850,000		JPMorgan Chase & Co	2.000	08/15/17	858,084
335,000		JPMorgan Chase & Co	6.000	01/15/18	374,811
400,000		JPMorgan Chase & Co	1.800	01/25/18	399,689
500,000		JPMorgan Chase & Co	1.625	05/15/18	494,502
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,006,524
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	991,377
180,000		JPMorgan Chase & Co	4.950	03/25/20	198,847
700,000		JPMorgan Chase & Co	4.400	07/22/20	758,784
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,956,682
750,000		JPMorgan Chase & Co	4.625	05/10/21	825,447
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,119,018
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,091,752
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,168,349
600,000		JPMorgan Chase & Co	3.200	01/25/23	600,677
750,000		JPMorgan Chase & Co	3.375	05/01/23	741,986
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,042,434
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,023,603
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,501,277
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,001,010
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,146,834
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,162,903
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	740,625
300,000		KeyBank NA	1.100	11/25/16	299,475
500,000		KeyBank NA	1.650	02/01/18	498,120
250,000		KeyBank NA	2.500	12/15/19	251,024
600,000		KeyCorp	3.750	08/13/15	610,562
400,000		KeyCorp	2.300	12/13/18	401,381
150,000		KeyCorp	5.100	03/24/21	169,290
700,000		Lloyds Bank plc	4.200	03/28/17	740,305
500,000		Lloyds Bank plc	2.300	11/27/18	504,723
500,000		Lloyds Bank plc	2.350	09/05/19	499,640
500,000		Lloyds Banking Group plc	4.500	11/04/24	504,570
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	299,324
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	299,561
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	197,855
37

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Manufacturers & Traders Trust Co	2.300%	01/30/19	$301,297
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	299,274
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	291,530
400,000		National Australia Bank Ltd	0.900	01/20/16	401,124
300,000		National Australia Bank Ltd	1.300	07/25/16	301,646
250,000		National Australia Bank Ltd	2.750	03/09/17	257,579
300,000		National Australia Bank Ltd	2.300	07/25/18	304,896
200,000		National Australia Bank Ltd	3.000	01/20/23	199,267
500,000		National Bank of Canada	1.450	11/07/17	495,783
500,000		Nordic Investment Bank	2.250	09/30/21	505,544
350,000		Northern Trust Corp	2.375	08/02/22	341,107
500,000		Northern Trust Corp	3.950	10/30/25	520,379
300,000		People’s United Bank	4.000	07/15/24	303,868
100,000		People’s United Financial, Inc	3.650	12/06/22	100,809
200,000		PNC Bank NA	0.800	01/28/16	200,307
300,000		PNC Bank NA	1.300	10/03/16	301,484
400,000		PNC Bank NA	1.125	01/27/17	399,789
300,000		PNC Bank NA	1.500	10/18/17	299,663
150,000		PNC Bank NA	2.200	01/28/19	150,079
800,000		PNC Bank NA	2.250	07/02/19	798,771
600,000		PNC Bank NA	2.400	10/18/19	602,521
750,000		PNC Bank NA	2.700	11/01/22	718,245
500,000		PNC Bank NA	2.950	01/30/23	488,595
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	147,512
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	304,911
700,000		PNC Funding Corp	2.700	09/19/16	718,871
645,000		PNC Funding Corp	5.125	02/08/20	724,767
50,000		PNC Funding Corp	4.375	08/11/20	54,566
400,000		PNC Funding Corp	3.300	03/08/22	411,367
740,000		Rabobank Nederland NV	2.125	10/13/15	748,882
500,000		Rabobank Nederland NV	4.500	01/11/21	549,974
350,000		Rabobank Nederland NV	5.250	05/24/41	418,605
350,000		Regions Financial Corp	2.000	05/15/18	346,566
500,000		Royal Bank of Canada	0.800	10/30/15	501,213
200,000		Royal Bank of Canada	0.625	12/04/15	199,951
335,000		Royal Bank of Canada	2.625	12/15/15	341,159
300,000		Royal Bank of Canada	0.850	03/08/16	300,113
750,000		Royal Bank of Canada	1.125	07/22/16	753,245
700,000		Royal Bank of Canada	1.450	09/09/16	704,958
1,000,000		Royal Bank of Canada	1.200	01/23/17	999,269
500,000		Royal Bank of Canada	1.200	09/19/17	497,145
500,000		Royal Bank of Canada	1.400	10/13/17	498,364
500,000		Royal Bank of Canada	2.200	07/27/18	505,550
500,000		Royal Bank of Canada	2.000	10/01/18	504,605
600,000		Royal Bank of Canada	2.150	03/15/19	602,778
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,007,320
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	499,604
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	290,373
750,000		Royal Bank of Scotland Group plc	6.125	01/11/21	883,786
150,000		Santander Holdings USA, Inc	3.000	09/24/15	151,798
200,000		Santander Holdings USA, Inc	3.450	08/27/18	207,659
250,000		Societe Generale S.A.	2.750	10/12/17	256,121
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Societe Generale S.A.	2.625%	10/01/18	$406,255
250,000	Sovereign Bank	8.750	05/30/18	297,751
300,000	Sumitomo Mitsui Banking Corp	0.900	01/18/16	299,734
250,000	Sumitomo Mitsui Banking Corp	1.450	07/19/16	250,931
300,000	Sumitomo Mitsui Banking Corp	1.300	01/10/17	299,432
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	495,335
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	250,364
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	295,482
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	252,749
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	301,358
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	495,248
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	253,620
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	298,010
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	316,918
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	508,810
500,000	SunTrust Bank	1.350	02/15/17	499,911
300,000	SunTrust Bank	7.250	03/15/18	347,116
225,000	SunTrust Bank	2.750	05/01/23	219,520
100,000	SunTrust Banks, Inc	3.600	04/15/16	103,140
150,000	SunTrust Banks, Inc	3.500	01/20/17	156,368
100,000	SunTrust Banks, Inc	6.000	09/11/17	110,854
200,000	SunTrust Banks, Inc	2.350	11/01/18	201,229
50,000	SVB Financial Group	5.375	09/15/20	56,223
200,000	Svenska Handelsbanken AB	3.125	07/12/16	206,583
300,000	Svenska Handelsbanken AB	2.875	04/04/17	310,071
500,000	Svenska Handelsbanken AB	1.625	03/21/18	499,225
300,000	Svenska Handelsbanken AB	2.500	01/25/19	305,886
500,000	Svenska Handelsbanken AB	2.250	06/17/19	502,669
300,000	Toronto-Dominion Bank	2.500	07/14/16	307,322
300,000	Toronto-Dominion Bank	1.500	09/09/16	302,673
650,000	Toronto-Dominion Bank	2.375	10/19/16	665,053
500,000	Toronto-Dominion Bank	1.125	05/02/17	497,084
400,000	Toronto-Dominion Bank	1.400	04/30/18	397,494
600,000	Toronto-Dominion Bank	2.625	09/10/18	615,242
500,000	Toronto-Dominion Bank	2.125	07/02/19	497,654
300,000	Toronto-Dominion Bank	2.250	11/05/19	300,596
250,000	Union Bank NA	1.500	09/26/16	251,017
250,000	Union Bank NA	2.625	09/26/18	253,687
200,000	Union Bank NA	2.250	05/06/19	199,331
315,000	Union Bank of California NA	5.950	05/11/16	334,121
225,000	UnionBanCal Corp	3.500	06/18/22	231,717
300,000	US Bancorp	2.200	11/15/16	306,137
940,000	US Bancorp	1.650	05/15/17	947,015
1,000,000	US Bancorp	1.950	11/15/18	1,003,042
500,000	US Bancorp	2.200	04/25/19	502,286
200,000	US Bancorp	2.950	07/15/22	197,155
375,000	US Bancorp	3.700	01/30/24	394,208
500,000	US Bancorp	3.600	09/11/24	507,758
500,000	US Bank NA	1.100	01/30/17	499,583
500,000	US Bank NA	2.125	10/28/19	498,379
500,000	Westpac Banking Corp	1.125	09/25/15	502,688
150,000	Westpac Banking Corp	3.000	12/09/15	153,190
39

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Westpac Banking Corp	1.050%	11/25/16	$299,922
500,000	Westpac Banking Corp	1.200	05/19/17	497,781
400,000	Westpac Banking Corp	2.000	08/14/17	405,286
500,000	Westpac Banking Corp	1.500	12/01/17	499,420
750,000	Westpac Banking Corp	1.600	01/12/18	749,954
500,000	Westpac Banking Corp	2.250	07/30/18	507,312
500,000	Westpac Banking Corp	2.250	01/17/19	504,700
75,000	Westpac Banking Corp	4.875	11/19/19	83,682
	TOTAL BANKS			184,889,193

CAPITAL GOODS - 0.8%
42,000	Agilent Technologies, Inc	6.500	11/01/17	46,619
100,000	Agilent Technologies, Inc	5.000	07/15/20	108,782
100,000	Agilent Technologies, Inc	3.200	10/01/22	97,489
400,000	Agilent Technologies, Inc	3.875	07/15/23	397,447
200,000	Applied Materials, Inc	4.300	06/15/21	218,013
100,000	Applied Materials, Inc	5.850	06/15/41	121,179
200,000	Arrow Electronics, Inc	3.000	03/01/18	205,087
200,000	Arrow Electronics, Inc	5.125	03/01/21	216,301
225,000	Avnet, Inc	6.625	09/15/16	243,172
300,000	Avnet, Inc	4.875	12/01/22	318,380
100,000	Carlisle Cos, Inc	5.125	12/15/20	108,958
100,000	Carlisle Cos, Inc	3.750	11/15/22	101,966
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	254,797
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	303,459
200,000	Caterpillar Financial Services Corp	1.250	08/18/17	199,175
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	556,749
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	497,633
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	223,222
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	204,693
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,628,163
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	300,869
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	150,164
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	201,738
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	742,687
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	408,005
125,000	Caterpillar Financial Services Corp	3.250	12/01/24	126,652
50,000	Caterpillar, Inc	5.700	08/15/16	53,940
150,000	Caterpillar, Inc	1.500	06/26/17	150,925
200,000	Caterpillar, Inc	3.900	05/27/21	216,579
200,000	Caterpillar, Inc	3.400	05/15/24	205,549
738,000	Caterpillar, Inc	3.803	08/15/42	725,260
300,000	Caterpillar, Inc	4.300	05/15/44	320,363
100,000	Crane Co	2.750	12/15/18	101,079
150,000	CRH America, Inc	4.125	01/15/16	154,360
350,000	CRH America, Inc	6.000	09/30/16	376,710
300,000	CRH America, Inc	5.750	01/15/21	344,470
200,000	Cummins, Inc	3.650	10/01/23	210,382
200,000	Cummins, Inc	4.875	10/01/43	232,599
450,000	Danaher Corp	5.625	01/15/18	502,386
200,000	Danaher Corp	3.900	06/23/21	215,622
150,000	Deere & Co	2.600	06/08/22	147,566
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$218,000	Deere & Co	5.375%	10/16/29	$264,165
650,000	Deere & Co	3.900	06/09/42	656,980
200,000	Dover Corp	4.875	10/15/15	206,917
150,000	Dover Corp	5.450	03/15/18	166,986
100,000	Dover Corp	5.375	03/01/41	124,450
600,000	Eaton Corp	1.500	11/02/17	596,524
200,000	Eaton Corp	5.600	05/15/18	222,073
1,075,000	Eaton Corp	2.750	11/02/22	1,056,077
150,000	Eaton Corp	4.000	11/02/32	152,574
250,000	Eaton Corp	4.150	11/02/42	248,128
200,000	Emerson Electric Co	5.250	11/15/39	245,795
300,000	Emerson Electric Co	5.250	10/15/18	337,275
400,000	Emerson Electric Co	4.875	10/15/19	444,688
350,000	Emerson Electric Co	2.625	02/15/23	345,232
100,000	Energizer Holdings, Inc	4.700	05/19/21	103,762
100,000	Energizer Holdings, Inc	4.700	05/24/22	103,567
150,000	Flowserve Corp	3.500	09/15/22	150,056
200,000	Flowserve Corp	4.000	11/15/23	206,589
100,000	FMC Technologies, Inc	2.000	10/01/17	99,284
100,000	FMC Technologies, Inc	3.450	10/01/22	96,407
300,000	General Dynamics Corp	2.250	07/15/16	306,929
600,000	General Dynamics Corp	2.250	11/15/22	578,347
225,000	General Dynamics Corp	3.600	11/15/42	214,117
100,000	IDEX Corp	4.500	12/15/20	104,334
200,000	IDEX Corp	4.200	12/15/21	208,869
300,000	Illinois Tool Works, Inc	0.900	02/25/17	298,682
300,000	Illinois Tool Works, Inc	1.950	03/01/19	300,162
100,000	Illinois Tool Works, Inc	6.250	04/01/19	116,583
400,000	Illinois Tool Works, Inc	3.500	03/01/24	416,355
200,000	Illinois Tool Works, Inc	4.875	09/15/41	229,278
500,000	Illinois Tool Works, Inc	3.900	09/01/42	503,701
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	197,347
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	253,943
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	316,231
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	235,725
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,353
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	99,390
125,000	John Deere Capital Corp	0.875	04/17/15	125,156
500,000	John Deere Capital Corp	0.750	01/22/16	499,895
100,000	John Deere Capital Corp	1.050	12/15/16	100,271
100,000	John Deere Capital Corp	2.000	01/13/17	101,690
800,000	John Deere Capital Corp	5.500	04/13/17	876,654
300,000	John Deere Capital Corp	1.125	06/12/17	298,841
250,000	John Deere Capital Corp	1.200	10/10/17	248,576
500,000	John Deere Capital Corp	1.550	12/15/17	499,972
500,000	John Deere Capital Corp	1.300	03/12/18	494,722
200,000	John Deere Capital Corp	1.950	12/13/18	199,953
350,000	John Deere Capital Corp	1.700	01/15/20	341,123
400,000	John Deere Capital Corp	2.800	03/04/21	404,774
200,000	John Deere Capital Corp	3.150	10/15/21	207,370
200,000	John Deere Capital Corp	2.800	01/27/23	199,085
300,000	John Deere Capital Corp	3.350	06/12/24	307,478
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Joy Global, Inc	5.125%	10/15/21	$109,255
200,000		Kennametal, Inc	2.650	11/01/19	197,884
150,000		Kennametal, Inc	3.875	02/15/22	153,842
200,000		KLA-Tencor Corp	2.375	11/01/17	201,054
200,000		KLA-Tencor Corp	3.375	11/01/19	203,766
200,000		KLA-Tencor Corp	4.125	11/01/21	204,866
200,000		KLA-Tencor Corp	4.650	11/01/24	207,049
200,000		KLA-Tencor Corp	5.650	11/01/34	212,186
100,000		Legrand France S.A.	8.500	02/15/25	140,438
400,000		Lockheed Martin Corp	7.650	05/01/16	435,602
200,000		Lockheed Martin Corp	3.350	09/15/21	207,174
350,000		Lockheed Martin Corp	4.850	09/15/41	390,775
1,108,000		Lockheed Martin Corp	4.070	12/15/42	1,118,055
300,000		Mosaic Co	4.250	11/15/23	316,559
300,000		Mosaic Co	5.450	11/15/33	339,422
100,000		Mosaic Co	4.875	11/15/41	102,717
300,000		Mosaic Co	5.625	11/15/43	343,805
250,000		Parker Hannifin Corp	3.500	09/15/22	261,430
300,000		Parker-Hannifin Corp	3.300	11/21/24	306,163
200,000		Parker-Hannifin Corp	4.200	11/21/34	211,442
200,000		Parker-Hannifin Corp	4.450	11/21/44	215,624
275,000		Pentair Finance S.A.	1.350	12/01/15	275,452
225,000		Pentair Finance S.A.	2.650	12/01/19	222,684
100,000		Pentair Finance S.A.	3.150	09/15/22	98,225
500,000		Precision Castparts Corp	1.250	01/15/18	494,000
275,000		Precision Castparts Corp	2.500	01/15/23	264,802
100,000		Precision Castparts Corp	3.900	01/15/43	100,580
50,000		Raytheon Co	4.400	02/15/20	54,590
450,000		Raytheon Co	3.125	10/15/20	464,760
500,000		Raytheon Co	2.500	12/15/22	487,155
300,000		Raytheon Co	3.150	12/15/24	300,900
200,000		Raytheon Co	7.200	08/15/27	271,168
100,000		Raytheon Co	4.700	12/15/41	111,556
150,000		Raytheon Co	4.200	12/15/44	155,804
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	294,017
100,000		Rockwell Automation, Inc	6.250	12/01/37	132,712
100,000		Rockwell Collins, Inc	3.100	11/15/21	102,608
125,000		Rockwell Collins, Inc	3.700	12/15/23	130,350
125,000		Rockwell Collins, Inc	4.800	12/15/43	144,569
200,000		Roper Industries, Inc	1.850	11/15/17	200,243
125,000		Roper Industries, Inc	2.050	10/01/18	123,968
100,000		Roper Industries, Inc	6.250	09/01/19	115,258
200,000		Roper Industries, Inc	3.125	11/15/22	194,695
100,000		Snap-on, Inc	4.250	01/15/18	105,996
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	260,031
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	591,551
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	115,856
250,000		Textron, Inc	5.600	12/01/17	274,727
500,000		Textron, Inc	3.650	03/01/21	513,293
250,000	g	Timken Co	3.875	09/01/24	249,612
200,000		Trinity Industries, Inc	4.550	10/01/24	194,256
200,000		Tupperware Brands Corp	4.750	06/01/21	214,089
42

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,000		Tyco International Finance S.A.	3.375%	10/15/15	$21,416
500,000		United Technologies Corp	4.875	05/01/15	507,000
250,000		United Technologies Corp	1.800	06/01/17	253,268
1,400,000		United Technologies Corp	5.375	12/15/17	1,556,349
490,000		United Technologies Corp	4.500	04/15/20	543,477
825,000		United Technologies Corp	3.100	06/01/22	841,771
280,000		United Technologies Corp	5.400	05/01/35	338,744
280,000		United Technologies Corp	6.050	06/01/36	369,466
145,000		United Technologies Corp	5.700	04/15/40	181,939
1,650,000		United Technologies Corp	4.500	06/01/42	1,796,502
34,000		Valmont Industries, Inc	6.625	04/20/20	39,903
200,000		Valmont Industries, Inc	5.000	10/01/44	202,276
100,000		Valmont Industries, Inc	5.250	10/01/54	100,898
100,000		Xylem, Inc	3.550	09/20/16	103,919
300,000		Xylem, Inc	4.875	10/01/21	324,102
		TOTAL CAPITAL GOODS			47,471,269

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
200,000		21st Century Fox America, Inc	4.000	10/01/23	212,356
200,000	g	21st Century Fox America, Inc	3.700	09/15/24	205,725
225,000		21st Century Fox America, Inc	5.400	10/01/43	267,871
500,000	g	21st Century Fox America, Inc	4.750	09/15/44	546,385
175,000		Air Lease Corp	2.125	01/15/18	171,937
600,000		Air Lease Corp	3.375	01/15/19	607,500
200,000		Air Lease Corp	3.875	04/01/21	201,000
500,000		Corp Andina de Fomento	1.500	08/08/17	496,904
500,000		Daimler Finance North America LLC	8.500	01/18/31	764,747
300,000		eBay, Inc	0.700	07/15/15	300,161
300,000		eBay, Inc	1.350	07/15/17	297,703
300,000		eBay, Inc	2.200	08/01/19	296,950
200,000		eBay, Inc	3.250	10/15/20	203,437
300,000		eBay, Inc	2.875	08/01/21	296,962
400,000		eBay, Inc	2.600	07/15/22	379,578
400,000		eBay, Inc	3.450	08/01/24	393,299
200,000		eBay, Inc	4.000	07/15/42	178,063
150,000		Equifax, Inc	6.300	07/01/17	166,219
200,000		Equifax, Inc	3.300	12/15/22	197,739
300,000		Fluor Corp	3.500	12/15/24	298,395
500,000		Howard Hughes Medical Institute	3.500	09/01/23	522,844
200,000		Leidos Holdings, Inc	5.950	12/01/40	182,443
400,000		MasterCard, Inc	2.000	04/01/19	397,799
500,000		MasterCard, Inc	3.375	04/01/24	513,228
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	217,323
200,000		Moody’s Corp	2.750	07/15/19	201,647
300,000		Moody’s Corp	4.500	09/01/22	321,764
400,000		Moody’s Corp	4.875	02/15/24	440,309
100,000		Moody’s Corp	5.250	07/15/44	111,736
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$329,000	Reed Elsevier Capital, Inc	3.125%	10/15/22	$325,652
63,000	Republic Services, Inc	5.500	09/15/19	70,974
265,000	Republic Services, Inc	5.000	03/01/20	292,984
580,000	Republic Services, Inc	5.250	11/15/21	656,725
250,000	Republic Services, Inc	3.550	06/01/22	256,654
30,000	Republic Services, Inc	6.200	03/01/40	38,787
300,000	Republic Services, Inc	5.700	05/15/41	369,894
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,015,275
500,000	Svensk Exportkredit AB	1.875	06/17/19	502,440
100,000	Synchrony Financial	1.875	08/15/17	100,194
250,000	Synchrony Financial	3.000	08/15/19	252,736
300,000	Synchrony Financial	3.750	08/15/21	306,447
250,000	Synchrony Financial	4.250	08/15/24	256,532
300,000	Thomson Reuters Corp	0.875	05/23/16	298,445
200,000	Thomson Reuters Corp	1.300	02/23/17	198,951
300,000	Thomson Reuters Corp	1.650	09/29/17	298,162
345,000	Thomson Reuters Corp	6.500	07/15/18	392,117
100,000	Thomson Reuters Corp	4.300	11/23/23	106,381
145,000	Thomson Reuters Corp	5.850	04/15/40	168,421
400,000	Thomson Reuters Corp	4.500	05/23/43	400,266
200,000	Thomson Reuters Corp	5.650	11/23/43	231,098
25,000	Vanderbilt University	5.250	04/01/19	28,274
310,000	Waste Management, Inc	4.600	03/01/21	343,288
850,000	Waste Management, Inc	2.900	09/15/22	841,074
1,000,000	Waste Management, Inc	3.500	05/15/24	1,012,565
255,000	Waste Management, Inc	6.125	11/30/39	330,083
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,486,443

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	199,665
100,000	Hasbro, Inc	6.350	03/15/40	122,414
200,000	Hasbro, Inc	5.100	05/15/44	209,451
200,000	Leggett & Platt, Inc	3.400	08/15/22	201,266
150,000	Mattel, Inc	1.700	03/15/18	148,116
200,000	Mattel, Inc	2.350	05/06/19	199,293
100,000	Mattel, Inc	4.350	10/01/20	106,809
150,000	Mattel, Inc	3.150	03/15/23	147,610
100,000	Mattel, Inc	5.450	11/01/41	113,328
200,000	MDC Holdings, Inc	5.500	01/15/24	193,500
100,000	MDC Holdings, Inc	6.000	01/15/43	83,000
100,000	Mohawk Industries, Inc	3.850	02/01/23	100,040
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	300,113
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	207,294
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	204,115
300,000	Nike, Inc	2.250	05/01/23	291,332
300,000	Nike, Inc	3.625	05/01/43	297,856
150,000	NVR, Inc	3.950	09/15/22	153,855
200,000	Ralph Lauren Corp	2.125	09/26/18	201,461
200,000	Signet UK Finance plc	4.700	06/15/24	192,985
220,000	VF Corp	6.450	11/01/37	296,712
400,000	Whirlpool Corp	1.650	11/01/17	398,673
100,000	Whirlpool Corp	2.400	03/01/19	99,387
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Whirlpool Corp	4.700%	06/01/22	$164,423
100,000	Whirlpool Corp	3.700	03/01/23	101,555
100,000	Whirlpool Corp	4.000	03/01/24	104,041
100,000	Whirlpool Corp	5.150	03/01/43	110,729
	TOTAL CONSUMER DURABLES & APPAREL			4,949,023

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	111,449
200,000	Brinker International, Inc	3.875	05/15/23	199,443
200,000	Catholic Health Initiatives	2.600	08/01/18	202,614
500,000	Catholic Health Initiatives	2.950	11/01/22	489,910
200,000	Catholic Health Initiatives	4.200	08/01/23	211,288
100,000	Cintas Corp No 2	4.300	06/01/21	107,768
200,000	Cintas Corp No 2	3.250	06/01/22	203,536
100,000	Cornell University	5.450	02/01/19	113,509
100,000	Darden Restaurants, Inc	6.450	10/15/17	109,968
29,000	Darden Restaurants, Inc	3.350	11/01/22	26,850
100,000	Darden Restaurants, Inc	7.050	10/15/37	118,296
75,000	Dartmouth College	4.750	06/01/19	83,485
300,000	Dun & Bradstreet Corp	3.250	12/01/17	308,458
100,000	George Washington University	3.485	09/15/22	102,794
300,000	George Washington University	4.300	09/15/44	322,875
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	803,470
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	300,016
100,000	Hyatt Hotels Corp	3.875	08/15/16	103,745
200,000	Hyatt Hotels Corp	3.375	07/15/23	196,109
75,000	Johns Hopkins University	5.250	07/01/19	84,774
200,000	Marriott International, Inc	3.000	03/01/19	205,306
200,000	Marriott International, Inc	3.375	10/15/20	204,756
200,000	Marriott International, Inc	3.125	10/15/21	201,141
200,000	Marriott International, Inc	3.250	09/15/22	200,804
250,000	Massachusetts Institute of Technology	5.600	07/01/11	344,180
200,000	Massachusetts Institute of Technology	4.678	07/01/14	231,306
300,000	McDonald’s Corp	1.875	05/29/19	297,912
720,000	McDonald’s Corp	3.500	07/15/20	762,622
550,000	McDonald’s Corp	2.625	01/15/22	548,113
500,000	McDonald’s Corp	3.250	06/10/24	509,414
280,000	McDonald’s Corp	6.300	03/01/38	368,218
500,000	McDonald’s Corp	3.625	05/01/43	463,130
750,000	President and Fellows of Harvard College	3.619	10/01/37	755,248
100,000	Princeton University	4.950	03/01/19	111,975
220,000	Princeton University	5.700	03/01/39	292,230
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	194,412
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	201,257
100,000	Trinity Acquisition plc	4.625	08/15/23	103,597
100,000	Trinity Acquisition plc	6.125	08/15/43	114,579
70,000	Walt Disney Co	5.625	09/15/16	75,667
500,000	Walt Disney Co	0.875	05/30/17	497,035
700,000	Walt Disney Co	1.100	12/01/17	695,807
500,000	Walt Disney Co	1.850	05/30/19	497,661
850,000	Walt Disney Co	2.550	02/15/22	844,577
100,000	Walt Disney Co	4.375	08/16/41	108,944
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Walt Disney Co	3.700%	12/01/42	$196,723
500,000	Walt Disney Co	4.125	06/01/44	524,463
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,151
250,000	Wyndham Worldwide Corp	2.950	03/01/17	255,308
150,000	Wyndham Worldwide Corp	2.500	03/01/18	149,744
200,000	Wyndham Worldwide Corp	4.250	03/01/22	204,275
200,000	Wyndham Worldwide Corp	3.900	03/01/23	197,327
200,000	Yale University	2.086	04/15/19	200,976
72,000	Yum! Brands, Inc	6.250	03/15/18	80,552
50,000	Yum! Brands, Inc	3.875	11/01/20	52,045
400,000	Yum! Brands, Inc	3.875	11/01/23	407,341
26,000	Yum! Brands, Inc	6.875	11/15/37	33,585
200,000	Yum! Brands, Inc	5.350	11/01/43	218,711
	TOTAL CONSUMER SERVICES			15,553,449

DIVERSIFIED FINANCIALS - 3.9%
300,000	Abbey National Treasury Services plc	4.000	04/27/16	310,875
500,000	Abbey National Treasury Services plc	1.375	03/13/17	499,398
500,000	Abbey National Treasury Services plc	3.050	08/23/18	517,659
500,000	Abbey National Treasury Services plc	2.350	09/10/19	498,316
500,000	Abbey National Treasury Services plc	4.000	03/13/24	520,519
150,000	ABN Amro Bank NV	4.650	06/04/18	155,618
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	208,373
250,000	African Development Bank	1.250	09/02/16	252,385
1,200,000	African Development Bank	1.125	03/15/17	1,205,112
500,000	African Development Bank	0.875	05/15/17	498,435
500,000	African Development Bank	1.625	10/02/18	501,569
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,756
600,000	American Express Centurion Bank	0.875	11/13/15	600,832
400,000	American Express Co	6.150	08/28/17	445,680
190,000	American Express Co	7.000	03/19/18	219,821
300,000	American Express Co	1.550	05/22/18	297,148
293,000	American Express Co	2.650	12/02/22	287,369
300,000	American Express Co	3.625	12/05/24	302,500
329,000	American Express Co	4.050	12/03/42	331,987
500,000	American Express Credit Corp	1.300	07/29/16	502,178
1,600,000	American Express Credit Corp	2.800	09/19/16	1,647,058
400,000	American Express Credit Corp	2.375	03/24/17	409,059
500,000	American Express Credit Corp	1.125	06/05/17	498,426
175,000	American Express Credit Corp	2.125	07/27/18	176,553
750,000	American Express Credit Corp	2.125	03/18/19	749,059
500,000	American Express Credit Corp	2.250	08/15/19	500,080
300,000	American Honda Finance Corp	1.125	10/07/16	301,387
300,000	American Honda Finance Corp	1.200	07/14/17	298,955
300,000	American Honda Finance Corp	2.125	10/10/18	301,825
500,000	American Honda Finance Corp	2.250	08/15/19	501,608
125,000	Ameriprise Financial, Inc	5.650	11/15/15	130,042
295,000	Ameriprise Financial, Inc	5.300	03/15/20	333,822
400,000	Ameriprise Financial, Inc	4.000	10/15/23	423,706
300,000	Ameriprise Financial, Inc	3.700	10/15/24	306,814
300,000	Ares Capital Corp	4.875	11/30/18	315,417
500,000	Bank of New York Mellon Corp	0.700	03/04/16	499,514
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Bank of New York Mellon Corp	2.300%	07/28/16	$1,175,144
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,488
500,000		Bank of New York Mellon Corp	1.300	01/25/18	495,304
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,004,950
500,000		Bank of New York Mellon Corp	3.550	09/23/21	522,731
250,000		Bank of New York Mellon Corp	3.650	02/04/24	261,446
800,000		Bank of New York Mellon Corp	3.250	09/11/24	800,382
1,900,000		Barclays Bank plc	5.000	09/22/16	2,024,634
500,000		Barclays Bank plc	2.500	02/20/19	506,643
500,000		Barclays Bank plc	5.140	10/14/20	537,744
600,000		Barclays Bank plc	3.750	05/15/24	618,451
1,200,000		Barclays Bank plc	4.375	09/11/24	1,156,441
80,000		Bear Stearns Cos LLC	5.300	10/30/15	82,932
116,000		Bear Stearns Cos LLC	5.550	01/22/17	125,043
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	50,143
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	710,102
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	399,804
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	301,890
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	213,942
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	302,820
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	328,083
210,000		BlackRock, Inc	6.250	09/15/17	235,260
390,000		BlackRock, Inc	5.000	12/10/19	440,927
125,000		BlackRock, Inc	3.375	06/01/22	128,895
500,000		BlackRock, Inc	3.500	03/18/24	514,922
200,000		Block Financial LLC	5.500	11/01/22	219,742
800,000		BNP Paribas S.A.	3.600	02/23/16	822,291
300,000		BNP Paribas S.A.	1.250	12/12/16	299,806
500,000		BNP Paribas S.A.	1.375	03/17/17	498,595
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,022,015
300,000		BNP Paribas S.A.	2.400	12/12/18	302,856
500,000		BNP Paribas S.A.	2.450	03/17/19	506,667
700,000		BNP Paribas S.A.	5.000	01/15/21	791,716
300,000		BNP Paribas S.A.	3.250	03/03/23	305,845
500,000		BNP Paribas S.A.	4.250	10/15/24	505,146
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	207,885
600,000		Capital One Financial Corp	1.000	11/06/15	599,429
250,000		Capital One Financial Corp	3.150	07/15/16	257,112
500,000		Capital One Financial Corp	3.750	04/24/24	510,799
200,000		Charles Schwab Corp	0.850	12/04/15	200,437
300,000		Charles Schwab Corp	2.200	07/25/18	303,858
100,000		Charles Schwab Corp	4.450	07/22/20	109,840
200,000		Charles Schwab Corp	3.225	09/01/22	204,256
350,000		CME Group, Inc	3.000	09/15/22	355,683
200,000		CME Group, Inc	5.300	09/15/43	242,336
1,500,000		Credit Suisse	1.375	05/26/17	1,495,581
1,000,000		Credit Suisse	2.300	05/28/19	998,283
2,250,000		Credit Suisse	5.400	01/14/20	2,516,146
325,000		Credit Suisse	3.000	10/29/21	323,483
1,000,000		Credit Suisse	3.625	09/09/24	1,017,239
250,000		Diageo Investment Corp	2.875	05/11/22	249,849
100,000		Diageo Investment Corp	4.250	05/11/42	102,856
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Digital Realty Trust LP	3.625%	10/01/22	$295,432
100,000	Discover Financial Services	5.200	04/27/22	110,440
200,000	Discover Financial Services	3.950	11/06/24	201,049
17,000	Eaton Vance Corp	6.500	10/02/17	19,074
300,000	Eaton Vance Corp	3.625	06/15/23	306,154
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	495,424
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,278,398
400,000	Export-Import Bank of Korea	2.875	09/17/18	410,499
500,000	Export-Import Bank of Korea	4.000	01/14/24	540,324
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,089
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	303,356
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	501,770
500,000	Ford Motor Credit Co LLC	1.500	01/17/17	497,309
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	820,806
1,000,000	Ford Motor Credit Co LLC	1.684	09/08/17	992,043
500,000	Ford Motor Credit Co LLC	1.724	12/06/17	494,832
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	905,215
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,086,548
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	407,018
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	496,519
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	497,310
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,157,788
450,000	Ford Motor Credit Co LLC	4.250	09/20/22	477,479
500,000	Ford Motor Credit Co LLC	4.375	08/06/23	534,522
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,001,998
125,000	Franklin Resources, Inc	3.125	05/20/15	125,868
150,000	Franklin Resources, Inc	2.800	09/15/22	149,751
1,605,000	General Electric Capital Corp	3.500	06/29/15	1,628,428
350,000	General Electric Capital Corp	1.625	07/02/15	352,199
400,000	General Electric Capital Corp	2.250	11/09/15	405,488
750,000	General Electric Capital Corp	1.000	12/11/15	753,242
500,000	General Electric Capital Corp	1.000	01/08/16	501,820
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,080,638
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,010,339
200,000	General Electric Capital Corp	2.900	01/09/17	206,966
800,000	General Electric Capital Corp	2.300	04/27/17	819,400
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,803,838
500,000	General Electric Capital Corp	1.600	11/20/17	503,072
300,000	General Electric Capital Corp	1.625	04/02/18	300,459
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,015,958
200,000	General Electric Capital Corp	2.100	12/11/19	199,662
630,000	General Electric Capital Corp	5.500	01/08/20	721,083
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,031,663
250,000	General Electric Capital Corp	4.625	01/07/21	278,647
300,000	General Electric Capital Corp	5.300	02/11/21	342,596
200,000	General Electric Capital Corp	4.650	10/17/21	225,426
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,935,180
500,000	General Electric Capital Corp	3.100	01/09/23	506,247
2,000,000	General Electric Capital Corp	3.450	05/15/24	2,066,572
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,585,440
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,518,433
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,735,600
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Goldman Sachs Group, Inc	1.600%	11/23/15	$502,618
1,875,000	Goldman Sachs Group, Inc	3.625	02/07/16	1,923,859
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	611,032
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,464,644
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	67,345
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	769,410
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,509,159
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,421,406
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,494,522
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,807,346
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,329,432
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,467,261
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,689,530
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,822,720
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,557,223
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	512,799
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	78,566
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,717,910
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,151,409
1,200,000	HSBC Finance Corp	5.500	01/19/16	1,254,607
782,000	HSBC Finance Corp	6.676	01/15/21	927,809
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	203,644
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	210,523
500,000	International Finance Corp	1.250	07/16/18	497,526
125,000	Invesco Finance plc	3.125	11/30/22	123,884
200,000	Invesco Finance plc	4.000	01/30/24	209,708
200,000	Invesco Finance plc	5.375	11/30/43	240,498
130,000	Jefferies Group, Inc	3.875	11/09/15	132,747
425,000	Jefferies Group, Inc	8.500	07/15/19	509,278
500,000	Jefferies Group, Inc	6.875	04/15/21	568,380
100,000	Jefferies Group, Inc	6.450	06/08/27	103,754
2,000,000	KFW	1.000	06/11/18	1,974,020
3,600,000	KFW	0.625	04/24/15	3,603,974
1,000,000	KFW	0.500	04/19/16	999,980
4,500,000	KFW	1.250	02/15/17	4,536,630
1,000,000	KFW	0.875	12/15/17	991,190
500,000	KFW	1.750	10/15/19	500,775
1,000,000	KFW	2.750	10/01/20	1,044,540
2,750,000	KFW	2.000	10/04/22	2,709,000
2,000,000	KFW	2.500	11/20/24	2,027,942
400,000	Korea Development Bank	3.000	03/17/19	412,005
500,000	Korea Development Bank	2.500	03/11/20	497,527
500,000	Korea Development Bank	3.750	01/22/24	529,614
100,000	Korea Finance Corp	3.250	09/20/16	103,061
700,000	Korea Finance Corp	2.250	08/07/17	707,161
500,000	Korea Finance Corp	2.875	08/22/18	511,132
3,000,000	Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,021,582
1,350,000	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,459,161
1,105,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,220,881
6,925,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,640,269
3,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	3,289,022
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	502,455
49

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Landwirtschaftliche Rentenbank	1.375%	10/23/19	$982,550
250,000		Lazard Group LLC	4.250	11/14/20	263,488
100,000		Legg Mason, Inc	2.700	07/15/19	100,483
400,000		Legg Mason, Inc	5.625	01/15/44	457,543
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,403,849
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,206,009
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,771,131
675,000		Morgan Stanley	1.750	02/25/16	678,661
200,000		Morgan Stanley	3.800	04/29/16	206,604
970,000		Morgan Stanley	5.450	01/09/17	1,041,503
300,000		Morgan Stanley	4.750	03/22/17	319,558
550,000		Morgan Stanley	5.550	04/27/17	596,989
245,000		Morgan Stanley	5.950	12/28/17	272,232
325,000		Morgan Stanley	1.875	01/05/18	323,811
600,000		Morgan Stanley	2.125	04/25/18	600,347
1,450,000		Morgan Stanley	2.500	01/24/19	1,451,315
796,000		Morgan Stanley	7.300	05/13/19	944,172
4,000,000		Morgan Stanley	2.375	07/23/19	3,985,248
300,000		Morgan Stanley	5.625	09/23/19	338,638
590,000		Morgan Stanley	5.500	01/26/20	663,826
200,000		Morgan Stanley	5.750	01/25/21	229,590
1,200,000		Morgan Stanley	5.500	07/28/21	1,361,857
2,500,000		Morgan Stanley	4.875	11/01/22	2,655,195
1,350,000		Morgan Stanley	4.100	05/22/23	1,366,791
1,000,000		Morgan Stanley	3.875	04/29/24	1,026,036
1,100,000		Morgan Stanley	3.700	10/23/24	1,114,982
750,000		Morgan Stanley	5.000	11/24/25	800,336
325,000		Morgan Stanley	4.350	09/08/26	326,942
600,000		Morgan Stanley	7.250	04/01/32	821,411
400,000	i	Murray Street Investment Trust	4.647	03/09/17	422,159
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	244,468
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	256,220
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	153,524
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	957,507
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,849
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	353,258
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	206,849
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	495,500
250,000		Nomura Holdings, Inc	5.000	03/04/15	251,786
260,000		Nomura Holdings, Inc	4.125	01/19/16	267,252
400,000		Nomura Holdings, Inc	2.000	09/13/16	403,227
500,000		Nomura Holdings, Inc	2.750	03/19/19	505,477
430,000		Nomura Holdings, Inc	6.700	03/04/20	508,379
300,000		NYSE Euronext	2.000	10/05/17	302,557
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	872,816
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	989,385
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,990
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	508,090
600,000		ORIX Corp	5.000	01/12/16	620,333
200,000		ORIX Corp	3.750	03/09/17	208,231
500,000		PACCAR Financial Corp	0.700	11/16/15	501,336
300,000		PACCAR Financial Corp	1.600	03/15/17	302,516
50

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		PACCAR Financial Corp	1.100%	06/06/17	$199,176
200,000		PACCAR Financial Corp	2.200	09/15/19	200,120
200,000		Principal Life Income Funding Trust	5.550	04/27/15	203,213
200,000		Prospect Capital Corp	5.875	03/15/23	205,620
100,000		Raymond James Financial, Inc	4.250	04/15/16	103,681
300,000		Raymond James Financial, Inc	5.625	04/01/24	341,695
500,000		Sasol Financing International plc	4.500	11/14/22	495,950
200,000		State Street Corp	2.875	03/07/16	204,893
150,000		State Street Corp	1.350	05/15/18	147,512
300,000		State Street Corp	4.375	03/07/21	328,214
400,000		State Street Corp	3.100	05/15/23	394,364
350,000		State Street Corp	3.700	11/20/23	367,730
500,000		State Street Corp	3.300	12/16/24	507,473
300,000		Syngenta Finance NV	3.125	03/28/22	302,726
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	354,730
250,000		Toyota Motor Credit Corp	3.200	06/17/15	253,117
700,000		Toyota Motor Credit Corp	2.800	01/11/16	715,196
500,000		Toyota Motor Credit Corp	0.800	05/17/16	500,788
150,000		Toyota Motor Credit Corp	2.050	01/12/17	152,801
400,000		Toyota Motor Credit Corp	1.750	05/22/17	403,534
500,000		Toyota Motor Credit Corp	1.250	10/05/17	498,508
500,000		Toyota Motor Credit Corp	1.375	01/10/18	497,343
500,000		Toyota Motor Credit Corp	2.000	10/24/18	504,827
500,000		Toyota Motor Credit Corp	2.100	01/17/19	502,098
400,000		Toyota Motor Credit Corp	2.125	07/18/19	401,186
750,000		Toyota Motor Credit Corp	2.750	05/17/21	761,120
300,000		Toyota Motor Credit Corp	3.400	09/15/21	315,529
400,000		Toyota Motor Credit Corp	2.625	01/10/23	397,171
1,000,000		UBS AG.	5.875	07/15/16	1,069,865
500,000		UBS AG.	1.375	08/14/17	496,747
162,000		UBS AG.	5.750	04/25/18	182,240
500,000		UBS AG.	2.375	08/14/19	499,971
1,671,000		UBS AG.	4.875	08/04/20	1,858,429
500,000		Unilever Capital Corp	2.750	02/10/16	511,198
400,000		Unilever Capital Corp	0.850	08/02/17	394,542
250,000		Unilever Capital Corp	4.800	02/15/19	277,791
300,000		Unilever Capital Corp	2.200	03/06/19	303,152
250,000		Unilever Capital Corp	4.250	02/10/21	276,763
330,000		Unilever Capital Corp	5.900	11/15/32	451,265
650,000	i	Wells Fargo & Co	3.676	06/15/16	674,244
500,000		Wells Fargo & Co	1.250	07/20/16	501,658
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,271,188
500,000		Wells Fargo & Co	1.150	06/02/17	497,270
500,000		Wells Fargo & Co	1.400	09/08/17	499,594
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,392,339
425,000		Wells Fargo & Co	2.150	01/15/19	426,124
500,000		Wells Fargo & Co	2.125	04/22/19	499,869
1,000,000		Wells Fargo & Co	3.000	01/22/21	1,018,790
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,335,191
3,500,000		Wells Fargo & Co	3.500	03/08/22	3,653,741
700,000		Wells Fargo & Co	3.450	02/13/23	709,446
500,000		Wells Fargo & Co	4.125	08/15/23	524,791
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$334,000	Wells Fargo & Co	4.480%	01/16/24	$356,112
1,500,000	Wells Fargo & Co	3.300	09/09/24	1,509,386
650,000	Wells Fargo & Co	4.100	06/03/26	664,337
264,000	Wells Fargo & Co	5.375	02/07/35	316,411
725,000	Wells Fargo & Co	5.375	11/02/43	824,842
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,345,553
500,000	Wells Fargo & Co	4.650	11/04/44	515,931
15,000	Zions Bancorporation	4.500	06/13/23	15,836
	TOTAL DIVERSIFIED FINANCIALS			225,084,345

ENERGY - 2.6%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	695,097
700,000	Anadarko Petroleum Corp	6.375	09/15/17	778,261
465,000	Anadarko Petroleum Corp	8.700	03/15/19	569,602
200,000	Anadarko Petroleum Corp	3.450	07/15/24	195,248
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,552,174
200,000	Anadarko Petroleum Corp	4.500	07/15/44	194,095
100,000	Apache Corp	1.750	04/15/17	99,902
400,000	Apache Corp	6.900	09/15/18	460,101
200,000	Apache Corp	3.250	04/15/22	196,505
980,000	Apache Corp	5.100	09/01/40	959,943
300,000	Apache Corp	5.250	02/01/42	300,180
350,000	Apache Corp	4.750	04/15/43	328,228
300,000	Apache Corp	4.250	01/15/44	262,181
200,000	Baker Hughes, Inc	7.500	11/15/18	238,728
450,000	Baker Hughes, Inc	3.200	08/15/21	454,036
415,000	Baker Hughes, Inc	5.125	09/15/40	455,207
200,000	Boardwalk Pipelines LP	5.750	09/15/19	216,420
200,000	Boardwalk Pipelines LP	3.375	02/01/23	182,194
590,000	BP Capital Markets plc	3.125	10/01/15	600,580
700,000	BP Capital Markets plc	0.700	11/06/15	700,166
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,026,956
200,000	BP Capital Markets plc	1.846	05/05/17	201,642
850,000	BP Capital Markets plc	1.375	11/06/17	840,735
500,000	BP Capital Markets plc	1.375	05/10/18	491,124
300,000	BP Capital Markets plc	2.241	09/26/18	300,848
500,000	BP Capital Markets plc	2.237	05/10/19	499,393
300,000	BP Capital Markets plc	4.500	10/01/20	324,591
150,000	BP Capital Markets plc	4.742	03/11/21	163,276
650,000	BP Capital Markets plc	3.561	11/01/21	664,099
200,000	BP Capital Markets plc	3.245	05/06/22	196,608
850,000	BP Capital Markets plc	2.500	11/06/22	791,969
300,000	BP Capital Markets plc	3.994	09/26/23	308,680
500,000	BP Capital Markets plc	3.814	02/10/24	503,245
300,000	BP Capital Markets plc	3.535	11/04/24	298,293
200,000	Buckeye Partners LP	2.650	11/15/18	196,987
200,000	Buckeye Partners LP	4.875	02/01/21	209,630
200,000	Buckeye Partners LP	4.350	10/15/24	196,018
200,000	Buckeye Partners LP	5.850	11/15/43	200,106
100,000	Buckeye Partners LP	5.600	10/15/44	95,857
575,000	Burlington Resources Finance Co	7.200	08/15/31	791,078
200,000	Burlington Resources Finance Co	7.400	12/01/31	281,922
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Cameron International Corp	1.150%	12/15/16	$197,909
100,000	Cameron International Corp	6.375	07/15/18	112,193
150,000	Cameron International Corp	3.600	04/30/22	147,869
500,000	Cameron International Corp	4.000	12/15/23	498,730
100,000	Cameron International Corp	5.950	06/01/41	110,613
200,000	Cameron International Corp	5.125	12/15/43	200,126
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	650,427
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	298,235
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	98,277
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	690,036
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	945,366
340,000	Cenovus Energy, Inc	5.700	10/15/19	374,557
625,000	Cenovus Energy, Inc	3.000	08/15/22	584,966
200,000	Cenovus Energy, Inc	4.450	09/15/42	172,961
400,000	Cenovus Energy, Inc	5.200	09/15/43	385,230
100,000	Chevron Corp	0.889	06/24/16	100,212
300,000	Chevron Corp	1.345	11/15/17	300,243
500,000	Chevron Corp	1.104	12/05/17	496,909
750,000	Chevron Corp	1.718	06/24/18	753,791
200,000	Chevron Corp	4.950	03/03/19	223,627
1,000,000	Chevron Corp	2.193	11/15/19	1,003,699
750,000	Chevron Corp	2.427	06/24/20	753,623
650,000	Chevron Corp	2.355	12/05/22	630,315
250,000	Chevron Corp	3.191	06/24/23	254,668
1,500,000	ConocoPhillips	1.050	12/15/17	1,480,819
600,000	ConocoPhillips	5.750	02/01/19	682,065
600,000	ConocoPhillips	2.400	12/15/22	574,154
250,000	ConocoPhillips	5.900	05/15/38	310,891
1,035,000	ConocoPhillips	6.500	02/01/39	1,375,149
300,000	ConocoPhillips Co	2.875	11/15/21	302,991
300,000	ConocoPhillips Co	3.350	11/15/24	303,104
300,000	ConocoPhillips Co	4.150	11/15/34	307,825
300,000	ConocoPhillips Co	4.300	11/15/44	313,826
500,000	ConocoPhillips Holding Co	6.950	04/15/29	666,092
1,000,000	Continental Resources, Inc	4.500	04/15/23	951,151
250,000	Continental Resources, Inc	3.800	06/01/24	223,636
100,000	Continental Resources, Inc	4.900	06/01/44	86,666
300,000	DCP Midstream Operating LP	2.500	12/01/17	299,655
200,000	DCP Midstream Operating LP	2.700	04/01/19	195,779
200,000	DCP Midstream Operating LP	4.950	04/01/22	212,288
200,000	DCP Midstream Operating LP	5.600	04/01/44	204,475
500,000	Devon Energy Corp	2.250	12/15/18	498,198
850,000	Devon Energy Corp	6.300	01/15/19	970,181
525,000	Devon Energy Corp	3.250	05/15/22	515,737
600,000	Devon Energy Corp	7.950	04/15/32	827,072
700,000	Devon Energy Corp	4.750	05/15/42	704,677
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	326,936
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	185,618
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	95,704
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	149,085
300,000	Ecopetrol S.A.	4.250	09/18/18	312,000
550,000	Ecopetrol S.A.	7.625	07/23/19	629,750
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Ecopetrol S.A.	5.875%	09/18/23	$529,375
1,000,000	Ecopetrol S.A.	4.125	01/16/25	950,000
200,000	Ecopetrol S.A.	7.375	09/18/43	216,000
300,000	Ecopetrol S.A.	5.875	05/28/45	277,500
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	300,581
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	361,195
495,000	Enbridge Energy Partners LP	5.200	03/15/20	539,363
300,000	Enbridge Energy Partners LP	5.500	09/15/40	294,089
300,000	EnCana Corp	3.900	11/15/21	295,659
220,000	EnCana Corp	6.500	05/15/19	249,726
515,000	EnCana Corp	6.625	08/15/37	560,868
400,000	EnCana Corp	5.150	11/15/41	366,544
400,000	Ensco plc	3.250	03/15/16	407,314
1,200,000	Ensco plc	4.700	03/15/21	1,205,437
145,000	Enterprise Products Operating LLC	5.000	03/01/15	145,937
200,000	Enterprise Products Operating LLC	1.250	08/13/15	200,528
735,000	Enterprise Products Operating LLC	6.300	09/15/17	821,737
130,000	Enterprise Products Operating LLC	6.500	01/31/19	149,001
600,000	Enterprise Products Operating LLC	5.200	09/01/20	661,731
400,000	Enterprise Products Operating LLC	4.050	02/15/22	415,033
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,088,001
800,000	Enterprise Products Operating LLC	3.900	02/15/24	814,790
480,000	Enterprise Products Operating LLC	6.125	10/15/39	579,808
300,000	Enterprise Products Operating LLC	4.850	08/15/42	311,750
100,000	Enterprise Products Operating LLC	4.450	02/15/43	98,801
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	1,042,719
500,000	Enterprise Products Operating LLC	5.100	02/15/45	537,595
200,000	Enterprise Products Operating LLC	4.950	10/15/54	204,708
500,000	EOG Resources, Inc	2.500	02/01/16	509,034
700,000	EOG Resources, Inc	2.450	04/01/20	696,369
440,000	EOG Resources, Inc	4.100	02/01/21	472,127
600,000	EOG Resources, Inc	2.625	03/15/23	575,345
50,000	EQT Corp	6.500	04/01/18	56,267
550,000	EQT Corp	8.125	06/01/19	663,066
500,000	Exxon Mobil Corp	0.921	03/15/17	499,351
500,000	Exxon Mobil Corp	1.819	03/15/19	501,140
500,000	Exxon Mobil Corp	3.176	03/15/24	515,824
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	197,162
300,000	Halliburton Co	1.000	08/01/16	299,701
400,000	Halliburton Co	2.000	08/01/18	398,273
400,000	Halliburton Co	6.150	09/15/19	463,291
300,000	Halliburton Co	3.500	08/01/23	302,728
400,000	Halliburton Co	7.450	09/15/39	561,868
250,000	Halliburton Co	4.500	11/15/41	253,257
600,000	Halliburton Co	4.750	08/01/43	621,265
200,000	Hess Corp	1.300	06/15/17	197,050
425,000	Hess Corp	8.125	02/15/19	505,662
200,000	Hess Corp	3.500	07/15/24	191,012
200,000	Hess Corp	7.875	10/01/29	255,926
940,000	Hess Corp	5.600	02/15/41	1,007,986
30,000	Husky Energy, Inc	7.250	12/15/19	35,174
200,000	Husky Energy, Inc	3.950	04/15/22	200,696
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Husky Energy, Inc	4.000%	04/15/24	$982,164
130,000	Husky Energy, Inc	6.800	09/15/37	158,588
200,000	Magellan Midstream Partners LP	6.550	07/15/19	233,701
125,000	Magellan Midstream Partners LP	4.250	02/01/21	134,877
500,000	Magellan Midstream Partners LP	4.200	12/01/42	465,341
200,000	Marathon Oil Corp	0.900	11/01/15	199,416
400,000	Marathon Oil Corp	6.000	10/01/17	440,907
650,000	Marathon Oil Corp	2.800	11/01/22	608,724
255,000	Marathon Oil Corp	6.600	10/01/37	300,340
200,000	Marathon Petroleum Corp	3.500	03/01/16	204,949
250,000	Marathon Petroleum Corp	5.125	03/01/21	273,259
100,000	Marathon Petroleum Corp	3.625	09/15/24	98,000
350,000	Marathon Petroleum Corp	6.500	03/01/41	416,564
250,000	Marathon Petroleum Corp	4.750	09/15/44	236,101
200,000	Marathon Petroleum Corp	5.000	09/15/54	188,333
125,000	Murphy Oil Corp	2.500	12/01/17	124,250
200,000	Murphy Oil Corp	4.000	06/01/22	183,851
200,000	Murphy Oil Corp	3.700	12/01/22	179,503
200,000	Murphy Oil Corp	5.125	12/01/42	170,091
200,000	Nabors Industries, Inc	2.350	09/15/16	197,828
125,000	Nabors Industries, Inc	6.150	02/15/18	130,196
350,000	Nabors Industries, Inc	4.625	09/15/21	328,840
100,000	Nabors Industries, Inc	5.100	09/15/23	94,945
100,000	National Oilwell Varco, Inc	1.350	12/01/17	98,716
300,000	National Oilwell Varco, Inc	2.600	12/01/22	282,013
300,000	National Oilwell Varco, Inc	3.950	12/01/42	276,354
935,000	Nexen, Inc	6.400	05/15/37	1,164,587
150,000	Noble Energy, Inc	8.250	03/01/19	179,835
250,000	Noble Energy, Inc	3.900	11/15/24	247,087
700,000	Noble Energy, Inc	6.000	03/01/41	769,325
300,000	Noble Energy, Inc	5.250	11/15/43	304,664
100,000	Noble Holding International Ltd	3.450	08/01/15	101,315
100,000	Noble Holding International Ltd	2.500	03/15/17	95,664
305,000	Noble Holding International Ltd	4.900	08/01/20	285,785
100,000	Noble Holding International Ltd	6.200	08/01/40	92,250
400,000	Noble Holding International Ltd	5.250	03/15/42	315,536
350,000	Occidental Petroleum Corp	2.500	02/01/16	355,682
950,000	Occidental Petroleum Corp	1.750	02/15/17	955,480
250,000	Occidental Petroleum Corp	1.500	02/15/18	247,333
250,000	Occidental Petroleum Corp	3.125	02/15/22	247,104
550,000	Occidental Petroleum Corp	2.700	02/15/23	522,761
200,000	Oceaneering International, Inc	4.650	11/15/24	195,831
300,000	ONE Gas, Inc	2.070	02/01/19	300,721
100,000	ONE Gas, Inc	3.610	02/01/24	104,375
100,000	ONE Gas, Inc	4.658	02/01/44	113,952
406,000	Panhandle Eastern Pipeline Co LP	7.000	06/15/18	461,380
785,000	Pemex Project Funding Master Trust	5.750	03/01/18	847,800
925,000	Petrobras Global Finance BV	3.250	03/17/17	871,813
750,000	Petrobras Global Finance BV	3.000	01/15/19	663,053
1,500,000	Petrobras Global Finance BV	4.875	03/17/20	1,403,265
1,300,000	Petrobras Global Finance BV	6.250	03/17/24	1,237,002
750,000	Petrobras Global Finance BV	5.625	05/20/43	611,438
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Petrobras Global Finance BV	7.250%	03/17/44	$987,500
500,000		Petrobras International Finance Co	2.875	02/06/15	497,945
350,000		Petrobras International Finance Co	3.875	01/27/16	343,455
47,000		Petrobras International Finance Co	6.125	10/06/16	47,146
625,000		Petrobras International Finance Co	3.500	02/06/17	596,819
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,183,916
100,000		Petrobras International Finance Co	5.750	01/20/20	96,571
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,297,198
875,000		Petrobras International Finance Co	6.875	01/20/40	809,874
75,000		Petro-Canada	6.800	05/15/38	94,743
400,000		Petroleos Mexicanos	3.500	07/18/18	405,000
200,000		Petroleos Mexicanos	3.125	01/23/19	200,500
980,000		Petroleos Mexicanos	8.000	05/03/19	1,158,850
775,000		Petroleos Mexicanos	6.000	03/05/20	869,938
800,000		Petroleos Mexicanos	5.500	01/21/21	866,000
240,000		Petroleos Mexicanos	4.875	01/24/22	251,378
240,000		Petroleos Mexicanos	1.700	12/20/22	233,918
240,000		Petroleos Mexicanos	2.000	12/20/22	236,788
400,000		Petroleos Mexicanos	3.500	01/30/23	382,600
750,000		Petroleos Mexicanos	4.875	01/18/24	779,250
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,193,400
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,810,500
915,000	g	Petroleos Mexicanos	5.500	06/27/44	933,300
575,000		Petroleos Mexicanos	6.375	01/23/45	651,188
900,000		Phillips 66	2.950	05/01/17	929,505
650,000		Phillips 66	4.300	04/01/22	686,199
200,000		Phillips 66	4.650	11/15/34	205,000
400,000		Phillips 66	5.875	05/01/42	460,638
400,000		Phillips 66	4.875	11/15/44	409,418
500,000		Pioneer Natural Resources Co	6.650	03/15/17	547,774
375,000		Pioneer Natural Resources Co	3.950	07/15/22	371,174
200,000		Plains All American Pipeline LP	6.125	01/15/17	217,967
200,000		Plains All American Pipeline LP	2.600	12/15/19	198,610
700,000		Plains All American Pipeline LP	5.000	02/01/21	771,270
200,000		Plains All American Pipeline LP	2.850	01/31/23	189,121
400,000		Plains All American Pipeline LP	3.850	10/15/23	405,699
200,000		Plains All American Pipeline LP	3.600	11/01/24	196,343
100,000		Plains All American Pipeline LP	6.650	01/15/37	124,265
250,000		Plains All American Pipeline LP	5.150	06/01/42	261,364
300,000		Plains All American Pipeline LP	4.700	06/15/44	297,836
300,000		Plains All American Pipeline LP	4.900	02/15/45	304,874
325,000		Plains Exploration & Production Co	6.875	02/15/23	361,563
100,000		Rowan Cos, Inc	5.000	09/01/17	104,200
300,000		Rowan Cos, Inc	7.875	08/01/19	341,857
250,000		Rowan Cos, Inc	4.875	06/01/22	243,270
200,000		Rowan Cos, Inc	4.750	01/15/24	188,773
100,000		Rowan Cos, Inc	5.400	12/01/42	87,114
200,000		Rowan Cos, Inc	5.850	01/15/44	184,447
750,000		Schlumberger Investment S.A.	3.650	12/01/23	784,012
440,000		Shell International Finance BV	3.100	06/28/15	445,573
300,000		Shell International Finance BV	0.625	12/04/15	300,324
300,000		Shell International Finance BV	0.900	11/15/16	300,181
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Shell International Finance BV	1.125%	08/21/17	$199,660
500,000	Shell International Finance BV	2.000	11/15/18	503,407
805,000	Shell International Finance BV	4.300	09/22/19	883,455
1,130,000	Shell International Finance BV	4.375	03/25/20	1,238,243
200,000	Shell International Finance BV	2.375	08/21/22	194,549
500,000	Shell International Finance BV	2.250	01/06/23	478,022
500,000	Shell International Finance BV	3.400	08/12/23	516,055
421,000	Shell International Finance BV	6.375	12/15/38	565,748
200,000	Shell International Finance BV	3.625	08/21/42	190,237
1,000,000	Shell International Finance BV	4.550	08/12/43	1,093,970
200,000	Southwestern Energy Co	7.500	02/01/18	225,305
325,000	Southwestern Energy Co	4.100	03/15/22	318,952
350,000	Statoil ASA	3.125	08/17/17	365,661
500,000	Statoil ASA	1.250	11/09/17	496,954
375,000	Statoil ASA	1.200	01/17/18	370,573
300,000	Statoil ASA	1.150	05/15/18	294,227
300,000	Statoil ASA	1.950	11/08/18	299,929
450,000	Statoil ASA	5.250	04/15/19	505,900
500,000	Statoil ASA	2.250	11/08/19	500,290
300,000	Statoil ASA	2.900	11/08/20	306,871
500,000	Statoil ASA	2.750	11/10/21	501,486
250,000	Statoil ASA	3.150	01/23/22	252,354
375,000	Statoil ASA	2.450	01/17/23	357,688
300,000	Statoil ASA	2.650	01/15/24	291,430
300,000	Statoil ASA	3.700	03/01/24	310,601
500,000	Statoil ASA	3.250	11/10/24	501,643
200,000	Statoil ASA	5.100	08/17/40	231,328
400,000	Statoil ASA	4.250	11/23/41	409,996
300,000	Statoil ASA	3.950	05/15/43	293,196
300,000	Statoil ASA	4.800	11/08/43	341,086
550,000	Suncor Energy, Inc	6.100	06/01/18	616,940
250,000	Suncor Energy, Inc	3.600	12/01/24	247,039
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,722,354
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	287,693
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	303,375
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	108,462
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	302,385
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	202,213
25,000	Talisman Energy, Inc	7.750	06/01/19	28,797
450,000	Talisman Energy, Inc	3.750	02/01/21	435,165
300,000	Talisman Energy, Inc	5.850	02/01/37	291,111
200,000	Talisman Energy, Inc	5.500	05/15/42	188,785
200,000	Total Capital Canada Ltd	1.450	01/15/18	198,588
300,000	Total Capital Canada Ltd	2.750	07/15/23	291,004
400,000	Total Capital International S.A.	0.750	01/25/16	400,253
500,000	Total Capital International S.A.	1.000	08/12/16	501,092
300,000	Total Capital International S.A.	2.125	01/10/19	300,976
500,000	Total Capital International S.A.	2.100	06/19/19	500,220
300,000	Total Capital International S.A.	2.750	06/19/21	301,122
1,000,000	Total Capital International S.A.	2.875	02/17/22	989,886
400,000	Total Capital International S.A.	2.700	01/25/23	387,313
300,000	Total Capital International S.A.	3.700	01/15/24	310,631
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Total Capital International S.A.	3.750%	04/10/24	$310,835
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	300,159
500,000		TransCanada PipeLines Ltd	0.750	01/15/16	498,604
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	616,933
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	989,143
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	200,231
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	507,261
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	388,331
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	644,518
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	233,178
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	209,543
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	291,000
200,000		Transocean, Inc	2.500	10/15/17	176,809
443,000		Transocean, Inc	6.000	03/15/18	426,103
700,000		Transocean, Inc	6.500	11/15/20	660,078
350,000		Transocean, Inc	6.375	12/15/21	322,857
550,000		Transocean, Inc	3.800	10/15/22	445,679
200,000		Transocean, Inc	6.800	03/15/38	171,381
165,000		Vale Overseas Ltd	6.250	01/23/17	175,991
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,055,915
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,478,022
150,000		Vale Overseas Ltd	8.250	01/17/34	179,511
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,227,077
680,000		Valero Energy Corp	6.125	02/01/20	771,194
330,000		Valero Energy Corp	7.500	04/15/32	414,677
500,000		Valero Energy Corp	6.625	06/15/37	590,330
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	825,266
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	55,889
350,000		Weatherford International Ltd	9.625	03/01/19	415,128
200,000		Weatherford International Ltd	4.500	04/15/22	178,005
500,000		Weatherford International Ltd	5.950	04/15/42	423,363
300,000		XTO Energy, Inc	6.250	08/01/17	337,415
		TOTAL ENERGY			148,341,058

FOOD & STAPLES RETAILING - 0.2%
200,000		CVS Caremark Corp	1.200	12/05/16	200,553
68,000		CVS Caremark Corp	5.750	06/01/17	75,048
300,000		CVS Caremark Corp	2.250	12/05/18	302,686
750,000		CVS Caremark Corp	2.250	08/12/19	746,867
185,000		CVS Caremark Corp	4.750	05/18/20	204,944
500,000		CVS Caremark Corp	4.125	05/15/21	542,154
500,000		CVS Caremark Corp	2.750	12/01/22	486,991
250,000		CVS Caremark Corp	4.000	12/05/23	264,568
900,000		CVS Caremark Corp	3.375	08/12/24	908,733
400,000		CVS Caremark Corp	5.300	12/05/43	478,170
105,000		Delhaize Group S.A.	6.500	06/15/17	115,830
100,000		Delhaize Group S.A.	4.125	04/10/19	105,015
235,000		Delhaize Group S.A.	5.700	10/01/40	246,552
700,000		Kroger Co	6.400	08/15/17	782,416
55,000		Kroger Co	6.800	12/15/18	64,148
445,000		Kroger Co	6.150	01/15/20	514,319
200,000		Kroger Co	2.950	11/01/21	198,359
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Kroger Co	3.400%	04/15/22	$203,603
200,000	Kroger Co	3.850	08/01/23	207,375
300,000	Kroger Co	4.000	02/01/24	314,931
100,000	Kroger Co	6.900	04/15/38	133,067
250,000	Kroger Co	5.000	04/15/42	272,383
300,000	Kroger Co	5.150	08/01/43	341,564
48,000	Safeway, Inc	6.350	08/15/17	51,009
25,000	Safeway, Inc	5.000	08/15/19	25,581
240,000	Safeway, Inc	3.950	08/15/20	242,629
350,000	Safeway, Inc	4.750	12/01/21	354,374
50,000	Starbucks Corp	6.250	08/15/17	56,160
200,000	Starbucks Corp	2.000	12/05/18	202,135
350,000	Starbucks Corp	3.850	10/01/23	373,118
300,000	SYSCO Corp	1.450	10/02/17	299,670
200,000	SYSCO Corp	5.250	02/12/18	221,904
300,000	SYSCO Corp	2.350	10/02/19	301,633
300,000	SYSCO Corp	3.000	10/02/21	304,551
250,000	SYSCO Corp	2.600	06/12/22	245,939
400,000	SYSCO Corp	3.500	10/02/24	411,606
400,000	SYSCO Corp	4.350	10/02/34	430,634
100,000	SYSCO Corp	5.375	09/21/35	120,442
300,000	SYSCO Corp	4.500	10/02/44	325,402
450,000	Walgreen Co	1.000	03/13/15	450,418
200,000	Walgreen Co	1.800	09/15/17	200,098
100,000	Walgreen Co	5.250	01/15/19	111,159
200,000	Walgreen Co	3.100	09/15/22	197,580
200,000	Walgreen Co	4.400	09/15/42	199,812
	TOTAL FOOD & STAPLES RETAILING			12,836,130

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	51,137
56,000	Altria Group, Inc	9.700	11/10/18	71,109
228,000	Altria Group, Inc	9.250	08/06/19	293,035
300,000	Altria Group, Inc	2.625	01/14/20	300,871
1,800,000	Altria Group, Inc	4.750	05/05/21	1,990,838
800,000	Altria Group, Inc	2.850	08/09/22	777,357
200,000	Altria Group, Inc	2.950	05/02/23	193,393
300,000	Altria Group, Inc	4.000	01/31/24	312,774
50,000	Altria Group, Inc	10.200	02/06/39	87,057
300,000	Altria Group, Inc	4.250	08/09/42	287,493
300,000	Altria Group, Inc	4.500	05/02/43	302,117
600,000	Altria Group, Inc	5.375	01/31/44	682,991
500,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	501,398
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	296,771
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	502,015
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	485,350
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	519,383
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,087,672
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	500,802
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	971,681
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,554,120
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,672,675
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$485,000	Anheuser-Busch InBev Worldwide, Inc	6.375%	01/15/40	$630,710
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	470,056
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	111,390
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	742,514
200,000	Beam, Inc	1.750	06/15/18	197,903
200,000	Beam, Inc	3.250	05/15/22	200,222
200,000	Beam, Inc	3.250	06/15/23	196,602
450,000	Bottling Group LLC	5.125	01/15/19	503,084
200,000	Brown-Forman Corp	1.000	01/15/18	196,227
200,000	Brown-Forman Corp	2.250	01/15/23	190,076
400,000	Bunge Ltd	4.100	03/15/16	412,384
100,000	Bunge Ltd	3.200	06/15/17	102,824
100,000	Bunge Ltd	8.500	06/15/19	122,554
325,000	Campbell Soup Co	3.050	07/15/17	336,036
100,000	Campbell Soup Co	4.250	04/15/21	108,094
150,000	Campbell Soup Co	2.500	08/02/22	143,340
150,000	Campbell Soup Co	3.800	08/02/42	137,372
325,000	Coca-Cola Co	1.500	11/15/15	328,185
1,835,000	Coca-Cola Co	1.800	09/01/16	1,865,604
300,000	Coca-Cola Co	0.750	11/01/16	299,924
400,000	Coca-Cola Co	1.150	04/01/18	395,374
500,000	Coca-Cola Co	1.650	03/14/18	503,163
300,000	Coca-Cola Co	1.650	11/01/18	300,152
300,000	Coca-Cola Co	2.450	11/01/20	303,890
410,000	Coca-Cola Co	3.150	11/15/20	428,630
300,000	Coca-Cola Co	2.500	04/01/23	294,416
600,000	Coca-Cola Co	3.200	11/01/23	617,259
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	151,499
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,572
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	102,293
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	203,642
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	109,071
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	524,925
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	231,580
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	102,761
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,092,672
159,000	ConAgra Foods, Inc	2.100	03/15/18	158,484
255,000	ConAgra Foods, Inc	7.000	04/15/19	297,028
200,000	ConAgra Foods, Inc	3.250	09/15/22	196,994
91,000	ConAgra Foods, Inc	3.200	01/25/23	89,136
100,000	ConAgra Foods, Inc	7.000	10/01/28	127,991
100,000	ConAgra Foods, Inc	6.625	08/15/39	127,971
297,000	ConAgra Foods, Inc	4.650	01/25/43	309,969
100,000	Corn Products International, Inc	4.625	11/01/20	107,725
350,000	Diageo Capital plc	5.500	09/30/16	376,673
1,000,000	Diageo Capital plc	1.500	05/11/17	1,001,330
325,000	Diageo Capital plc	5.750	10/23/17	361,924
500,000	Diageo Capital plc	1.125	04/29/18	489,274
200,000	Diageo Capital plc	5.875	09/30/36	250,213
400,000	Diageo Capital plc	3.875	04/29/43	393,853
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	102,015
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	352,856
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Dr Pepper Snapple Group, Inc	2.000%	01/15/20	$146,541
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	146,519
150,000	Flowers Foods, Inc	4.375	04/01/22	158,034
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	186,542
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	280,339
342,000	Fortune Brands, Inc	5.375	01/15/16	357,570
100,000	General Mills, Inc	0.875	01/29/16	100,197
500,000	General Mills, Inc	1.400	10/20/17	497,878
210,000	General Mills, Inc	5.650	02/15/19	238,402
175,000	General Mills, Inc	2.200	10/21/19	173,530
200,000	General Mills, Inc	3.150	12/15/21	206,633
500,000	General Mills, Inc	3.650	02/15/24	519,044
150,000	General Mills, Inc	5.400	06/15/40	177,037
100,000	General Mills, Inc	4.150	02/15/43	99,822
100,000	Hershey Co	1.500	11/01/16	101,175
150,000	Hershey Co	4.125	12/01/20	162,564
400,000	Hershey Co	2.625	05/01/23	391,800
250,000	Ingredion, Inc	1.800	09/25/17	249,282
100,000	JM Smucker Co	3.500	10/15/21	104,204
200,000	Kellogg Co	1.125	05/15/15	200,536
100,000	Kellogg Co	1.875	11/17/16	101,383
200,000	Kellogg Co	1.750	05/17/17	201,046
1,279,000	Kellogg Co	4.000	12/15/20	1,368,926
100,000	Kellogg Co	7.450	04/01/31	134,755
100,000	Kraft Foods Group, Inc	1.625	06/04/15	100,426
600,000	Kraft Foods Group, Inc	2.250	06/05/17	609,897
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,562,686
794,000	Kraft Foods Group, Inc	6.500	02/09/40	1,058,192
300,000	Kraft Foods Group, Inc	6.500	02/09/40	385,611
700,000	Kraft Foods Group, Inc	5.000	06/04/42	770,562
200,000	Lorillard Tobacco Co	3.500	08/04/16	205,893
300,000	Lorillard Tobacco Co	2.300	08/21/17	301,915
270,000	Lorillard Tobacco Co	6.875	05/01/20	318,027
350,000	Lorillard Tobacco Co	3.750	05/20/23	346,667
200,000	McCormick & Co, Inc	3.500	09/01/23	209,464
150,000	Molson Coors Brewing Co	3.500	05/01/22	151,505
300,000	Molson Coors Brewing Co	5.000	05/01/42	325,641
2,000,000	Mondelez International, Inc	2.250	02/01/19	1,991,786
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,046,267
300,000	PepsiCo, Inc	0.700	02/26/16	300,157
850,000	PepsiCo, Inc	2.500	05/10/16	868,409
300,000	PepsiCo, Inc	0.950	02/22/17	298,986
250,000	PepsiCo, Inc	1.250	08/13/17	249,516
840,000	PepsiCo, Inc	7.900	11/01/18	1,021,940
400,000	PepsiCo, Inc	2.250	01/07/19	404,571
100,000	PepsiCo, Inc	4.500	01/15/20	110,158
400,000	PepsiCo, Inc	3.125	11/01/20	413,978
200,000	PepsiCo, Inc	3.000	08/25/21	206,046
400,000	PepsiCo, Inc	2.750	03/05/22	399,376
500,000	PepsiCo, Inc	2.750	03/01/23	491,939
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,044,673
310,000	PepsiCo, Inc	4.875	11/01/40	348,268
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	PepsiCo, Inc	4.000%	03/05/42	$402,927
200,000	PepsiCo, Inc	3.600	08/13/42	186,838
300,000	PepsiCo, Inc	4.250	10/22/44	313,094
500,000	Philip Morris International, Inc	1.125	08/21/17	497,895
300,000	Philip Morris International, Inc	1.250	11/09/17	298,244
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,464,615
300,000	Philip Morris International, Inc	1.875	01/15/19	298,180
200,000	Philip Morris International, Inc	2.900	11/15/21	202,950
200,000	Philip Morris International, Inc	2.500	08/22/22	195,445
500,000	Philip Morris International, Inc	2.625	03/06/23	485,654
300,000	Philip Morris International, Inc	3.600	11/15/23	313,099
500,000	Philip Morris International, Inc	3.250	11/10/24	500,244
240,000	Philip Morris International, Inc	6.375	05/16/38	306,854
150,000	Philip Morris International, Inc	4.375	11/15/41	154,920
200,000	Philip Morris International, Inc	4.500	03/20/42	211,152
150,000	Philip Morris International, Inc	3.875	08/21/42	142,409
300,000	Philip Morris International, Inc	4.125	03/04/43	294,077
200,000	Philip Morris International, Inc	4.875	11/15/43	222,966
500,000	Philip Morris International, Inc	4.250	11/10/44	508,442
400,000	Reynolds American, Inc	1.050	10/30/15	400,436
50,000	Reynolds American, Inc	6.750	06/15/17	55,697
200,000	Reynolds American, Inc	7.750	06/01/18	233,560
400,000	Reynolds American, Inc	3.250	11/01/22	389,617
200,000	Reynolds American, Inc	4.850	09/15/23	215,275
65,000	Reynolds American, Inc	7.250	06/15/37	83,491
400,000	Reynolds American, Inc	4.750	11/01/42	388,220
200,000	Reynolds American, Inc	6.150	09/15/43	231,934
133,000	Sara Lee Corp	4.100	09/15/20	136,721
275,000	Tyson Foods, Inc	2.650	08/15/19	277,505
400,000	Tyson Foods, Inc	4.500	06/15/22	433,074
500,000	Tyson Foods, Inc	3.950	08/15/24	516,861
500,000	Tyson Foods, Inc	5.150	08/15/44	561,587
	TOTAL FOOD, BEVERAGE & TOBACCO			64,715,773

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	Allergan, Inc	5.750	04/01/16	105,797
200,000	Allergan, Inc	1.350	03/15/18	194,714
250,000	Allergan, Inc	3.375	09/15/20	250,363
200,000	Allergan, Inc	2.800	03/15/23	184,642
450,000	AmerisourceBergen Corp	1.150	05/15/17	446,198
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,860
400,000	AmerisourceBergen Corp	3.400	05/15/24	400,184
200,000	Ascension Health, Inc	4.847	11/15/53	225,921
200,000	Baxter International, Inc	4.625	03/15/15	201,635
300,000	Baxter International, Inc	0.950	06/01/16	299,879
200,000	Baxter International, Inc	5.900	09/01/16	215,292
300,000	Baxter International, Inc	1.850	06/15/18	298,499
420,000	Baxter International, Inc	4.500	08/15/19	460,271
300,000	Baxter International, Inc	3.200	06/15/23	302,292
116,000	Baxter International, Inc	6.250	12/01/37	152,387
150,000	Baxter International, Inc	3.650	08/15/42	142,823
300,000	Baxter International, Inc	4.500	06/15/43	322,163
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Becton Dickinson & Co	1.800%	12/15/17	$752,766
25,000	Becton Dickinson & Co	5.000	05/15/19	27,647
475,000	Becton Dickinson & Co	2.675	12/15/19	481,247
150,000	Becton Dickinson & Co	3.250	11/12/20	152,591
850,000	Becton Dickinson & Co	3.125	11/08/21	853,164
325,000	Becton Dickinson & Co	3.734	12/15/24	334,612
500,000	Becton Dickinson & Co	4.685	12/15/44	538,481
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	107,393
300,000	Boston Scientific Corp	6.400	06/15/16	320,996
150,000	Boston Scientific Corp	2.650	10/01/18	150,177
650,000	Boston Scientific Corp	6.000	01/15/20	732,536
150,000	Boston Scientific Corp	4.125	10/01/23	153,245
200,000	Cardinal Health, Inc	1.700	03/15/18	198,707
200,000	Cardinal Health, Inc	2.400	11/15/19	199,350
100,000	Cardinal Health, Inc	4.625	12/15/20	109,459
100,000	Cardinal Health, Inc	3.200	06/15/22	100,072
200,000	Cardinal Health, Inc	3.200	03/15/23	198,798
100,000	Cardinal Health, Inc	3.500	11/15/24	99,718
100,000	Cardinal Health, Inc	4.600	03/15/43	105,280
200,000	Cardinal Health, Inc	4.500	11/15/44	205,930
100,000	CareFusion Corp	1.450	05/15/17	99,292
100,000	CareFusion Corp	6.375	08/01/19	115,700
200,000	CareFusion Corp	3.300	03/01/23	196,308
300,000	CareFusion Corp	4.875	05/15/44	319,548
100,000	Coventry Health Care, Inc	5.450	06/15/21	114,891
450,000	Covidien International Finance S.A.	6.000	10/15/17	503,591
650,000	Covidien International Finance S.A.	3.200	06/15/22	655,841
500,000	Covidien International Finance S.A.	2.950	06/15/23	490,671
100,000	Covidien International Finance S.A.	6.550	10/15/37	130,625
225,000	CR Bard, Inc	1.375	01/15/18	222,350
100,000	CR Bard, Inc	4.400	01/15/21	109,847
100,000	DENTSPLY International, Inc	4.125	08/15/21	104,851
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,374
300,000	Express Scripts Holding Co	3.125	05/15/16	308,383
300,000	Express Scripts Holding Co	2.650	02/15/17	306,748
200,000	Express Scripts Holding Co	1.250	06/02/17	197,925
300,000	Express Scripts Holding Co	2.250	06/15/19	296,788
250,000	Express Scripts Holding Co	4.750	11/15/21	275,888
525,000	Express Scripts Holding Co	3.900	02/15/22	546,699
300,000	Express Scripts Holding Co	3.500	06/15/24	298,948
450,000	Express Scripts Holding Co	6.125	11/15/41	566,953
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	103,136
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	115,240
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	205,252
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	100,873
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	249,126
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	204,616
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	205,127
200,000	Mayo Clinic Rochester	4.000	11/15/47	203,044
100,000	McKesson Corp	0.950	12/04/15	100,236
430,000	McKesson Corp	3.250	03/01/16	440,262
25,000	McKesson Corp	5.700	03/01/17	27,150
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		McKesson Corp	1.292%	03/10/17	$497,446
180,000		McKesson Corp	4.750	03/01/21	199,022
100,000		McKesson Corp	2.700	12/15/22	95,676
200,000		McKesson Corp	2.850	03/15/23	191,027
500,000		McKesson Corp	3.796	03/15/24	513,642
100,000		McKesson Corp	6.000	03/01/41	123,708
375,000		McKesson Corp	4.883	03/15/44	413,089
250,000		Medco Health Solutions, Inc	2.750	09/15/15	253,282
250,000		Medco Health Solutions, Inc	7.125	03/15/18	288,639
205,000		Medtronic, Inc	4.750	09/15/15	211,025
300,000		Medtronic, Inc	0.875	02/27/17	298,535
625,000	g	Medtronic, Inc	1.500	03/15/18	622,013
250,000		Medtronic, Inc	1.375	04/01/18	247,400
200,000		Medtronic, Inc	5.600	03/15/19	227,017
875,000	g	Medtronic, Inc	2.500	03/15/20	877,295
605,000		Medtronic, Inc	4.450	03/15/20	663,782
1,000,000	g	Medtronic, Inc	3.150	03/15/22	1,012,676
1,000,000		Medtronic, Inc	3.625	03/15/24	1,038,037
725,000	g	Medtronic, Inc	3.500	03/15/25	741,653
1,000,000	g	Medtronic, Inc	4.375	03/15/35	1,060,856
200,000		Medtronic, Inc	4.500	03/15/42	203,885
150,000		Medtronic, Inc	4.000	04/01/43	143,016
1,000,000		Medtronic, Inc	4.625	03/15/44	1,076,447
850,000	g	Medtronic, Inc	4.625	03/15/45	921,392
350,000		NYU Hospitals Center	5.750	07/01/43	429,214
100,000		Owens & Minor, Inc	3.875	09/15/21	101,131
150,000		PerkinElmer, Inc	5.000	11/15/21	163,188
44,000		Quest Diagnostics, Inc	5.450	11/01/15	45,555
235,000		Quest Diagnostics, Inc	6.400	07/01/17	261,587
300,000		Quest Diagnostics, Inc	2.700	04/01/19	302,560
400,000		Quest Diagnostics, Inc	4.700	04/01/21	433,098
400,000		Quest Diagnostics, Inc	4.250	04/01/24	412,240
150,000		Quest Diagnostics, Inc	6.950	07/01/37	192,022
450,000		St. Jude Medical, Inc	2.500	01/15/16	456,608
200,000		St. Jude Medical, Inc	3.250	04/15/23	199,938
200,000		St. Jude Medical, Inc	4.750	04/15/43	212,293
150,000		Stryker Corp	3.000	01/15/15	150,100
150,000		Stryker Corp	2.000	09/30/16	152,526
200,000		Stryker Corp	1.300	04/01/18	197,089
90,000		Stryker Corp	4.375	01/15/20	96,229
200,000		Stryker Corp	3.375	05/15/24	201,346
200,000		Stryker Corp	4.100	04/01/43	200,865
200,000		Stryker Corp	4.375	05/15/44	208,017
165,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	167,886
550,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	558,575
175,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	174,020
350,000		Thermo Fisher Scientific, Inc	1.850	01/15/18	347,246
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,149
455,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	496,007
650,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	651,075
250,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	245,058
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	632,752
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Thermo Fisher Scientific, Inc	5.300%	02/01/44	$229,699
150,000	Zimmer Holdings, Inc	3.375	11/30/21	152,389
106,000	Zimmer Holdings, Inc	5.750	11/30/39	128,361
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			38,264,755

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	2.375	03/15/16	99,000
100,000	Avon Products, Inc	6.500	03/01/19	99,750
150,000	Avon Products, Inc	4.600	03/15/20	136,125
100,000	Avon Products, Inc	6.950	03/15/43	82,500
25,000	Clorox Co	5.000	01/15/15	25,030
350,000	Clorox Co	3.550	11/01/15	357,946
100,000	Clorox Co	3.800	11/15/21	106,659
100,000	Clorox Co	3.050	09/15/22	99,158
200,000	Clorox Co	3.500	12/15/24	200,428
400,000	Colgate-Palmolive Co	1.300	01/15/17	402,071
100,000	Colgate-Palmolive Co	0.900	05/01/18	97,712
300,000	Colgate-Palmolive Co	1.750	03/15/19	297,937
200,000	Colgate-Palmolive Co	2.300	05/03/22	196,625
200,000	Colgate-Palmolive Co	1.950	02/01/23	189,273
300,000	Colgate-Palmolive Co	3.250	03/15/24	310,032
60,000	Colgate-Palmolive Co	6.450	06/16/28	78,218
300,000	Ecolab, Inc	1.000	08/09/15	300,782
100,000	Ecolab, Inc	3.000	12/08/16	103,252
250,000	Ecolab, Inc	1.450	12/08/17	247,760
350,000	Ecolab, Inc	4.350	12/08/21	381,356
100,000	Ecolab, Inc	5.500	12/08/41	120,373
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	192,219
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,401
400,000	Procter & Gamble Co	0.750	11/04/16	399,935
400,000	Procter & Gamble Co	1.600	11/15/18	399,012
1,825,000	Procter & Gamble Co	4.700	02/15/19	2,032,165
300,000	Procter & Gamble Co	1.900	11/01/19	300,602
800,000	Procter & Gamble Co	2.300	02/06/22	793,579
600,000	Procter & Gamble Co	3.100	08/15/23	617,669
225,000	Procter & Gamble Co	5.550	03/05/37	290,964
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			9,085,533

INSURANCE - 1.1%
200,000	ACE INA Holdings, Inc	5.600	05/15/15	203,410
100,000	ACE INA Holdings, Inc	2.600	11/23/15	101,557
25,000	ACE INA Holdings, Inc	5.800	03/15/18	28,077
500,000	ACE INA Holdings, Inc	5.900	06/15/19	574,246
250,000	ACE INA Holdings, Inc	2.700	03/13/23	242,745
300,000	ACE INA Holdings, Inc	3.350	05/15/24	303,149
150,000	ACE INA Holdings, Inc	4.150	03/13/43	157,544
400,000	Aegon NV	4.625	12/01/15	413,868
125,000	Aetna, Inc	1.500	11/15/17	124,025
300,000	Aetna, Inc	2.200	03/15/19	298,018
250,000	Aetna, Inc	3.950	09/01/20	263,980
500,000	Aetna, Inc	2.750	11/15/22	485,012
300,000	Aetna, Inc	3.500	11/15/24	304,932
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$240,000		Aetna, Inc	6.625%	06/15/36	$319,857
350,000		Aetna, Inc	4.500	05/15/42	370,555
500,000		Aetna, Inc	4.125	11/15/42	502,388
200,000		Aflac, Inc	8.500	05/15/19	249,944
300,000		Aflac, Inc	4.000	02/15/22	318,400
600,000		Aflac, Inc	3.625	06/15/23	614,530
200,000		Aflac, Inc	3.625	11/15/24	203,922
125,000		Aflac, Inc	6.900	12/17/39	168,643
300,000		Alleghany Corp	4.950	06/27/22	329,968
200,000		Alleghany Corp	4.900	09/15/44	209,797
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	109,165
1,250,000		Allstate Corp	3.150	06/15/23	1,256,090
100,000		Allstate Corp	4.500	06/15/43	110,335
200,000	i	Allstate Corp	5.750	08/15/53	210,750
100,000		American Financial Group, Inc	9.875	06/15/19	128,456
325,000		American International Group, Inc	2.300	07/16/19	325,331
750,000		American International Group, Inc	3.375	08/15/20	779,101
350,000		American International Group, Inc	6.400	12/15/20	417,364
1,600,000		American International Group, Inc	4.875	06/01/22	1,797,350
800,000		American International Group, Inc	6.250	05/01/36	1,036,722
328,000		American International Group, Inc	6.820	11/15/37	448,957
500,000		American International Group, Inc	4.500	07/16/44	528,255
200,000		Aon Corp	3.125	05/27/16	205,225
50,000		Aon Corp	5.000	09/30/20	55,831
200,000		Aon Corp	6.250	09/30/40	254,254
200,000		Aon plc	4.000	11/27/23	210,701
300,000		Aon plc	3.500	06/14/24	300,616
100,000		Aon plc	4.250	12/12/42	97,198
200,000		Aon plc	4.450	05/24/43	199,334
300,000		Arch Capital Group US, Inc	5.144	11/01/43	333,317
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	207,733
100,000		Assurant, Inc	2.500	03/15/18	100,962
100,000		Assurant, Inc	4.000	03/15/23	102,652
100,000		Assurant, Inc	6.750	02/15/34	122,841
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	210,988
270,000		AXA S.A.	8.600	12/15/30	366,803
200,000		AXIS Specialty Finance plc	2.650	04/01/19	200,505
50,000		AXIS Specialty Finance plc	5.875	06/01/20	56,639
200,000		AXIS Specialty Finance plc	5.150	04/01/45	216,628
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	333,385
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	305,396
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	302,565
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	223,283
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	839,192
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	606,776
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	205,076
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	406,242
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	322,676
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	106,013
40,000		Chubb Corp	5.750	05/15/18	45,191
350,000		Chubb Corp	6.000	05/11/37	457,351
300,000	i	Chubb Corp	6.375	03/29/67	321,615
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$540,000	CIGNA Corp	5.125%	06/15/20	$601,787
400,000	CIGNA Corp	4.500	03/15/21	437,590
400,000	CIGNA Corp	5.375	02/15/42	473,026
200,000	Cincinnati Financial Corp	6.920	05/15/28	253,899
40,000	CNA Financial Corp	6.500	08/15/16	43,265
500,000	CNA Financial Corp	5.750	08/15/21	569,831
125,000	CNA Financial Corp	3.950	05/15/24	126,395
300,000	Everest Reinsurance Holdings, Inc	4.868	06/01/44	314,193
250,000	Fidelity National Financial, Inc	5.500	09/01/22	272,368
100,000	First American Financial Corp	4.300	02/01/23	100,174
260,000	Genworth Holdings, Inc	7.200	02/15/21	253,190
300,000	Genworth Holdings, Inc	4.800	02/15/24	243,188
250,000	Hartford Financial Services Group, Inc	5.125	04/15/22	281,022
321,000	Hartford Financial Services Group, Inc	6.625	03/30/40	432,141
750,000	Hartford Financial Services Group, Inc	4.300	04/15/43	769,144
300,000	Humana, Inc	2.625	10/01/19	299,978
100,000	Humana, Inc	3.150	12/01/22	97,237
300,000	Humana, Inc	3.850	10/01/24	303,953
100,000	Humana, Inc	8.150	06/15/38	145,626
200,000	Humana, Inc	4.625	12/01/42	202,782
300,000	Humana, Inc	4.950	10/01/44	318,990
100,000	Infinity Property & Casualty Corp	5.000	09/19/22	107,305
300,000	ING US, Inc	2.900	02/15/18	307,126
150,000	ING US, Inc	5.500	07/15/22	169,442
200,000	ING US, Inc	5.700	07/15/43	239,599
400,000	Leucadia National Corp	5.500	10/18/23	409,649
300,000	Lincoln National Corp	4.300	06/15/15	304,747
200,000	Lincoln National Corp	8.750	07/01/19	249,906
400,000	Lincoln National Corp	4.200	03/15/22	424,870
525,000	Lincoln National Corp	4.000	09/01/23	544,676
30,000	Lincoln National Corp	6.150	04/07/36	37,315
150,000	Lincoln National Corp	7.000	06/15/40	208,025
100,000	Loews Corp	5.250	03/15/16	105,076
200,000	Loews Corp	2.625	05/15/23	188,956
200,000	Loews Corp	4.125	05/15/43	189,714
100,000	Manulife Financial Corp	3.400	09/17/15	101,801
100,000	Manulife Financial Corp	4.900	09/17/20	109,794
100,000	Markel Corp	7.125	09/30/19	118,691
150,000	Markel Corp	4.900	07/01/22	164,720
100,000	Markel Corp	3.625	03/30/23	100,571
100,000	Markel Corp	5.000	03/30/43	106,190
150,000	Marsh & McLennan Cos, Inc	2.300	04/01/17	151,859
100,000	Marsh & McLennan Cos, Inc	2.550	10/15/18	101,691
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	500,732
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	166,713
200,000	Marsh & McLennan Cos, Inc	4.050	10/15/23	211,312
152,000	Marsh & McLennan Cos, Inc	3.500	06/03/24	151,467
500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	503,178
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	198,843
280,000	MetLife, Inc	5.000	06/15/15	285,381
575,000	MetLife, Inc	6.750	06/01/16	619,905
175,000	MetLife, Inc	1.756	12/15/17	175,577
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		MetLife, Inc	1.903%	12/15/17	$200,456
1,050,000		MetLife, Inc	4.750	02/08/21	1,173,599
700,000		MetLife, Inc	3.048	12/15/22	698,726
325,000		MetLife, Inc	4.368	09/15/23	354,376
500,000		MetLife, Inc	3.600	04/10/24	513,121
50,000		MetLife, Inc	6.375	06/15/34	66,627
405,000		MetLife, Inc	5.700	06/15/35	504,706
130,000		MetLife, Inc	5.875	02/06/41	162,019
200,000		MetLife, Inc	4.125	08/13/42	200,303
600,000		MetLife, Inc	4.875	11/13/43	677,608
500,000		MetLife, Inc	4.721	12/15/44	556,130
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	206,043
20,000		Nationwide Financial Services	6.750	05/15/37	20,920
200,000		Navigators Group, Inc	5.750	10/15/23	215,631
200,000		Old Republic International Corp	4.875	10/01/24	208,775
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	520,038
100,000		PartnerRe Ltd	5.500	06/01/20	112,392
100,000	g	Primerica, Inc	4.750	07/15/22	109,078
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,080
130,000		Principal Financial Group, Inc	8.875	05/15/19	163,567
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,971
150,000		Principal Financial Group, Inc	3.125	05/15/23	147,673
100,000		Principal Financial Group, Inc	6.050	10/15/36	124,647
100,000		Principal Financial Group, Inc	4.625	09/15/42	104,967
200,000		Principal Financial Group, Inc	4.350	05/15/43	203,416
120,000		Progressive Corp	6.250	12/01/32	158,382
300,000	i	Progressive Corp	6.700	06/15/37	324,525
300,000		Progressive Corp	4.350	04/25/44	324,786
100,000		Protective Life Corp	7.375	10/15/19	120,340
200,000		Prudential Financial, Inc	4.750	09/17/15	205,224
300,000		Prudential Financial, Inc	3.000	05/12/16	307,410
60,000		Prudential Financial, Inc	6.100	06/15/17	66,251
100,000		Prudential Financial, Inc	2.300	08/15/18	101,157
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,226,194
200,000		Prudential Financial, Inc	2.350	08/15/19	200,118
300,000		Prudential Financial, Inc	4.500	11/16/21	327,052
400,000		Prudential Financial, Inc	5.750	07/15/33	487,093
450,000		Prudential Financial, Inc	6.200	11/15/40	573,044
125,000	i	Prudential Financial, Inc	5.875	09/15/42	131,875
500,000	i	Prudential Financial, Inc	5.625	06/15/43	511,150
150,000		Prudential Financial, Inc	5.100	08/15/43	168,954
100,000	i	Prudential Financial, Inc	5.200	03/15/44	99,000
800,000		Prudential Financial, Inc	4.600	05/15/44	843,136
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	162,209
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	110,138
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	268,639
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	107,288
250,000		Torchmark Corp	3.800	09/15/22	257,840
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	103,679
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	28,803
610,000		Travelers Cos, Inc	5.800	05/15/18	688,874
130,000		Travelers Cos, Inc	5.900	06/02/19	150,394
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Travelers Cos, Inc	5.350%	11/01/40	$732,329
200,000	Travelers Cos, Inc	4.600	08/01/43	224,521
100,000	Travelers Property Casualty Corp	6.375	03/15/33	133,661
100,000	UnitedHealth Group, Inc	5.375	03/15/16	105,557
325,000	UnitedHealth Group, Inc	1.400	10/15/17	324,682
300,000	UnitedHealth Group, Inc	1.400	12/15/17	299,733
324,000	UnitedHealth Group, Inc	6.000	02/15/18	364,711
900,000	UnitedHealth Group, Inc	1.625	03/15/19	887,152
500,000	UnitedHealth Group, Inc	2.300	12/15/19	502,065
700,000	UnitedHealth Group, Inc	4.700	02/15/21	787,824
500,000	UnitedHealth Group, Inc	2.875	12/15/21	505,689
325,000	UnitedHealth Group, Inc	2.750	02/15/23	318,867
200,000	UnitedHealth Group, Inc	2.875	03/15/23	198,711
365,000	UnitedHealth Group, Inc	6.625	11/15/37	498,493
250,000	UnitedHealth Group, Inc	6.875	02/15/38	350,812
150,000	UnitedHealth Group, Inc	4.625	11/15/41	161,459
300,000	UnitedHealth Group, Inc	4.375	03/15/42	320,101
350,000	UnitedHealth Group, Inc	3.950	10/15/42	347,905
200,000	UnitedHealth Group, Inc	4.250	03/15/43	209,673
100,000	Unitrin, Inc	6.000	11/30/15	104,244
110,000	Unum Group	5.625	09/15/20	123,865
200,000	Unum Group	4.000	03/15/24	204,257
200,000	Verisk Analytics, Inc	5.800	05/01/21	225,336
200,000	WellPoint, Inc	1.250	09/10/15	200,809
200,000	WellPoint, Inc	1.875	01/15/18	199,943
1,250,000	WellPoint, Inc	2.300	07/15/18	1,256,919
300,000	WellPoint, Inc	2.250	08/15/19	296,993
150,000	WellPoint, Inc	3.700	08/15/21	156,800
800,000	WellPoint, Inc	3.125	05/15/22	799,518
200,000	WellPoint, Inc	3.300	01/15/23	199,805
300,000	WellPoint, Inc	3.500	08/15/24	302,176
300,000	WellPoint, Inc	4.625	05/15/42	314,808
200,000	WellPoint, Inc	4.650	01/15/43	208,152
500,000	WellPoint, Inc	5.100	01/15/44	561,875
300,000	WellPoint, Inc	4.650	08/15/44	317,708
300,000	WellPoint, Inc	4.850	08/15/54	314,981
200,000	Willis Group Holdings plc	5.750	03/15/21	223,383
165,000	WR Berkley Corp	5.375	09/15/20	183,707
250,000	WR Berkley Corp	4.625	03/15/22	268,082
200,000	WR Berkley Corp	4.750	08/01/44	204,309
350,000	XL Capital Ltd	6.375	11/15/24	416,401
200,000	XLIT Ltd	2.300	12/15/18	200,131
200,000	XLIT Ltd	5.250	12/15/43	226,047
	TOTAL INSURANCE			65,730,659

MATERIALS - 1.2%
300,000	3M Co	1.375	09/29/16	303,358
200,000	3M Co	1.000	06/26/17	199,631
300,000	3M Co	1.625	06/15/19	296,421
200,000	3M Co	2.000	06/26/22	193,703
190,000	3M Co	5.700	03/15/37	246,637
300,000	3M Co	3.875	06/15/44	308,514
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Agrium, Inc	6.750%	01/15/19	$115,208
150,000	Agrium, Inc	3.150	10/01/22	146,425
200,000	Agrium, Inc	3.500	06/01/23	197,216
100,000	Agrium, Inc	6.125	01/15/41	118,641
200,000	Agrium, Inc	4.900	06/01/43	207,169
225,000	Agrium, Inc	5.250	01/15/45	243,026
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	197,978
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	152,257
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	146,233
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	304,479
200,000	Airgas, Inc	1.650	02/15/18	197,354
250,000	Airgas, Inc	2.900	11/15/22	247,008
200,000	Airgas, Inc	3.650	07/15/24	204,371
100,000	Albemarle Corp	3.000	12/01/19	100,015
100,000	Albemarle Corp	4.500	12/15/20	107,674
200,000	Albemarle Corp	4.150	12/01/24	203,201
300,000	Allegheny Technologies, Inc	6.125	08/15/23	306,906
200,000	Avery Dennison Corp	3.350	04/15/23	198,817
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	172,444
250,000	Barrick Gold Corp	3.850	04/01/22	240,586
725,000	Barrick Gold Corp	4.100	05/01/23	705,569
250,000	Barrick Gold Corp	5.250	04/01/42	231,087
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,514,628
300,000	Barrick North America Finance LLC	5.750	05/01/43	297,669
100,000	Bemis Co, Inc	6.800	08/01/19	117,657
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	504,134
460,000	BHP Billiton Finance USA Ltd	5.400	03/29/17	500,887
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	301,114
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	528,912
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	103,276
800,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	799,018
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,763,348
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	488,745
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	566,760
600,000	Braskem Finance Ltd	6.450	02/03/24	601,500
200,000	Cabot Corp	3.700	07/15/22	203,635
200,000	Carpenter Technology Corp	4.450	03/01/23	203,684
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	222,134
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	104,457
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	102,777
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	397,635
350,000	CF Industries, Inc	7.125	05/01/20	416,978
200,000	CF Industries, Inc	3.450	06/01/23	195,509
500,000	CF Industries, Inc	5.150	03/15/34	522,999
200,000	CF Industries, Inc	4.950	06/01/43	199,369
250,000	Church & Dwight Co, Inc	2.875	10/01/22	245,747
100,000	Corning, Inc	1.450	11/15/17	99,219
225,000	Corning, Inc	4.250	08/15/20	245,491
200,000	Corning, Inc	3.700	11/15/23	206,045
100,000	Corning, Inc	5.750	08/15/40	119,132
200,000	Corning, Inc	4.750	03/15/42	213,483
150,000	Cytec Industries, Inc	3.500	04/01/23	150,285
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Domtar Corp	4.400%	04/01/22	$205,275
100,000		Domtar Corp	6.250	09/01/42	107,257
100,000		Domtar Corp	6.750	02/15/44	113,248
591,000		Dow Chemical Co	8.550	05/15/19	734,758
1,500,000		Dow Chemical Co	4.250	11/15/20	1,603,696
500,000		Dow Chemical Co	4.125	11/15/21	528,303
550,000		Dow Chemical Co	3.000	11/15/22	537,384
400,000		Dow Chemical Co	3.500	10/01/24	395,946
400,000		Dow Chemical Co	4.250	10/01/34	392,858
350,000		Dow Chemical Co	5.250	11/15/41	377,481
375,000		Dow Chemical Co	4.375	11/15/42	363,205
400,000		Dow Chemical Co	4.625	10/01/44	405,079
175,000		Eastman Chemical Co	2.400	06/01/17	177,732
165,000		Eastman Chemical Co	5.500	11/15/19	185,380
400,000		Eastman Chemical Co	2.700	01/15/20	402,270
250,000		Eastman Chemical Co	3.600	08/15/22	253,169
300,000		Eastman Chemical Co	3.800	03/15/25	305,394
150,000		Eastman Chemical Co	4.800	09/01/42	151,689
550,000		Eastman Chemical Co	4.650	10/15/44	562,813
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	97,331
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	797,189
1,420,000		EI du Pont de Nemours & Co	4.625	01/15/20	1,569,350
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	295,091
225,000		EI du Pont de Nemours & Co	4.150	02/15/43	226,651
100,000		FMC Corp	3.950	02/01/22	103,918
200,000		FMC Corp	4.100	02/01/24	206,907
2,250,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	2,225,261
300,000		Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	291,820
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	614,322
675,000		Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	636,414
400,000		Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	378,230
300,000		Freeport-McMoRan, Inc	4.000	11/14/21	297,241
200,000		Freeport-McMoRan, Inc	4.550	11/14/24	194,206
200,000		Freeport-McMoRan, Inc	5.400	11/14/34	194,981
200,000		Georgia-Pacific LLC	7.700	06/15/15	205,795
300,000		Georgia-Pacific LLC	8.000	01/15/24	398,786
250,000		Georgia-Pacific LLC	7.750	11/15/29	352,016
300,000	g	Glencore Funding LLC	4.625	04/29/24	301,440
250,000		Goldcorp, Inc	2.125	03/15/18	247,091
250,000		Goldcorp, Inc	3.700	03/15/23	243,730
300,000		Goldcorp, Inc	5.450	06/09/44	301,278
100,000		Hubbell, Inc	3.625	11/15/22	103,264
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	297,772
800,000		International Paper Co	7.950	06/15/18	943,131
330,000		International Paper Co	7.500	08/15/21	411,366
400,000		International Paper Co	3.650	06/15/24	399,713
170,000		International Paper Co	7.300	11/15/39	225,405
450,000		International Paper Co	6.000	11/15/41	526,828
300,000		International Paper Co	4.800	06/15/44	306,361
330,000		Kimberly-Clark Corp	6.250	07/15/18	380,227
200,000		Kimberly-Clark Corp	1.900	05/22/19	198,655
225,000		Kimberly-Clark Corp	3.625	08/01/20	238,079
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Kimberly-Clark Corp	3.875%	03/01/21	$109,474
125,000		Kimberly-Clark Corp	2.400	03/01/22	123,144
200,000		Kimberly-Clark Corp	2.400	06/01/23	192,967
200,000		Kimberly-Clark Corp	6.625	08/01/37	284,888
200,000		Kimberly-Clark Corp	3.700	06/01/43	194,316
150,000		Kinross Gold Corp	5.125	09/01/21	143,398
500,000	g	Kinross Gold Corp	5.950	03/15/24	469,171
92,000		Lubrizol Corp	8.875	02/01/19	114,859
150,000		Lubrizol Corp	6.500	10/01/34	201,938
300,000		LYB International Finance BV	4.000	07/15/23	306,883
300,000		LYB International Finance BV	5.250	07/15/43	325,994
300,000		LYB International Finance BV	4.875	03/15/44	308,630
500,000		LyondellBasell Industries NV	5.000	04/15/19	545,382
300,000		LyondellBasell Industries NV	6.000	11/15/21	345,288
300,000		LyondellBasell Industries NV	5.750	04/15/24	343,108
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	283,410
200,000		Martin Marietta Materials, Inc	4.250	07/02/24	205,021
150,000		Methanex Corp	3.250	12/15/19	148,738
150,000		Methanex Corp	4.250	12/01/24	149,345
100,000		Methanex Corp	5.650	12/01/44	102,245
200,000		Monsanto Co	2.750	04/15/16	204,557
400,000		Monsanto Co	1.150	06/30/17	396,930
200,000		Monsanto Co	1.850	11/15/18	199,212
400,000		Monsanto Co	2.125	07/15/19	398,522
100,000		Monsanto Co	2.200	07/15/22	94,622
150,000		Monsanto Co	5.500	08/15/25	172,386
100,000		Monsanto Co	3.600	07/15/42	91,093
200,000		Monsanto Co	4.650	11/15/43	213,255
200,000		Monsanto Co	4.400	07/15/44	207,509
500,000		Monsanto Co	4.700	07/15/64	524,263
100,000		NewMarket Corp	4.100	12/15/22	102,160
200,000		Newmont Mining Corp	5.125	10/01/19	214,328
600,000		Newmont Mining Corp	3.500	03/15/22	563,848
298,000		Newmont Mining Corp	5.875	04/01/35	290,047
135,000		Newmont Mining Corp	6.250	10/01/39	136,938
300,000		Newmont Mining Corp	4.875	03/15/42	261,296
100,000		Nucor Corp	5.750	12/01/17	110,505
130,000		Nucor Corp	5.850	06/01/18	145,297
300,000		Nucor Corp	4.125	09/15/22	319,328
300,000		Nucor Corp	5.200	08/01/43	330,697
8,000		Owens Corning	9.000	06/15/19	9,681
200,000		Owens Corning	4.200	12/15/22	202,976
500,000		Owens Corning	4.200	12/01/24	493,433
150,000		Packaging Corp of America	3.900	06/15/22	153,847
250,000		Packaging Corp of America	4.500	11/01/23	261,878
100,000		Packaging Corp of America	3.650	09/15/24	98,439
100,000		Plum Creek Timberlands LP	4.700	03/15/21	108,455
300,000		Plum Creek Timberlands LP	3.250	03/15/23	294,851
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	722,430
400,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	410,418
200,000		Potash Corp of Saskatchewan, Inc	5.625	12/01/40	246,891
27,000		PPG Industries, Inc	6.650	03/15/18	30,875
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	PPG Industries, Inc	2.300%	11/15/19	$298,679
300,000	PPG Industries, Inc	3.600	11/15/20	312,181
440,000	Praxair, Inc	3.250	09/15/15	448,342
200,000	Praxair, Inc	1.050	11/07/17	197,889
250,000	Praxair, Inc	2.200	08/15/22	239,552
625,000	Praxair, Inc	3.550	11/07/42	608,398
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	152,828
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,717,275
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	591,413
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	325,660
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	301,322
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	799,670
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	300,605
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	399,888
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	600,914
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	204,756
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	873,857
500,000	Rock Tenn Co	4.900	03/01/22	537,095
58,000	Rohm and Haas Co	6.000	09/15/17	64,147
100,000	RPM International, Inc	6.125	10/15/19	113,653
300,000	RPM International, Inc	3.450	11/15/22	295,443
175,000	Sherwin-Williams Co	1.350	12/15/17	173,793
200,000	Sherwin-Williams Co	4.000	12/15/42	198,479
150,000	Sonoco Products Co	5.750	11/01/40	179,210
200,000	Southern Copper Corp	5.375	04/16/20	217,808
100,000	Southern Copper Corp	7.500	07/27/35	112,499
680,000	Southern Copper Corp	6.750	04/16/40	713,320
50,000	Teck Resources Ltd	3.850	08/15/17	52,039
100,000	Teck Resources Ltd	2.500	02/01/18	97,010
300,000	Teck Resources Ltd	3.000	03/01/19	292,409
600,000	Teck Resources Ltd	4.500	01/15/21	586,872
275,000	Teck Resources Ltd	4.750	01/15/22	268,046
100,000	Teck Resources Ltd	3.750	02/01/23	89,629
100,000	Teck Resources Ltd	6.250	07/15/41	92,186
700,000	Teck Resources Ltd	5.200	03/01/42	572,348
150,000	Teck Resources Ltd	5.400	02/01/43	126,782
450,000	Vale S.A.	5.625	09/11/42	419,135
150,000	Valspar Corp	4.200	01/15/22	160,549
150,000	Westlake Chemical Corp	3.600	07/15/22	148,304
200,000	Worthington Industries, Inc	4.550	04/15/26	211,686
200,000	Yamana Gold, Inc	4.950	07/15/24	195,195
	TOTAL MATERIALS			67,440,973

MEDIA - 0.9%
100,000	CBS Corp	1.950	07/01/17	100,312
200,000	CBS Corp	2.300	08/15/19	197,611
50,000	CBS Corp	5.750	04/15/20	57,014
445,000	CBS Corp	4.300	02/15/21	479,148
500,000	CBS Corp	3.375	03/01/22	502,179
200,000	CBS Corp	3.700	08/15/24	199,452
200,000	CBS Corp	4.850	07/01/42	202,701
200,000	CBS Corp	4.900	08/15/44	203,093
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	Comcast Corp	8.875%	05/01/17	$526,591
1,595,000	Comcast Corp	5.150	03/01/20	1,806,369
1,350,000	Comcast Corp	3.125	07/15/22	1,371,874
800,000	Comcast Corp	2.850	01/15/23	794,665
500,000	Comcast Corp	3.600	03/01/24	525,116
600,000	Comcast Corp	3.375	02/15/25	612,962
625,000	Comcast Corp	4.250	01/15/33	661,829
129,000	Comcast Corp	7.050	03/15/33	179,486
125,000	Comcast Corp	4.200	08/15/34	130,706
345,000	Comcast Corp	5.650	06/15/35	427,528
350,000	Comcast Corp	6.950	08/15/37	493,114
780,000	Comcast Corp	6.400	03/01/40	1,055,254
350,000	Comcast Corp	4.650	07/15/42	383,079
300,000	Comcast Corp	4.500	01/15/43	319,592
500,000	Comcast Corp	4.750	03/01/44	557,196
100,000	DIRECTV Holdings LLC	3.500	03/01/16	102,608
500,000	DIRECTV Holdings LLC	2.400	03/15/17	509,434
500,000	DIRECTV Holdings LLC	1.750	01/15/18	496,703
285,000	DIRECTV Holdings LLC	5.200	03/15/20	315,138
500,000	DIRECTV Holdings LLC	4.600	02/15/21	535,567
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,145,024
250,000	DIRECTV Holdings LLC	3.800	03/15/22	254,342
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,046,304
800,000	DIRECTV Holdings LLC	3.950	01/15/25	806,295
145,000	DIRECTV Holdings LLC	6.000	08/15/40	162,513
100,000	DIRECTV Holdings LLC	6.375	03/01/41	116,916
550,000	DIRECTV Holdings LLC	5.150	03/15/42	568,348
510,000	Discovery Communications LLC	5.050	06/01/20	560,300
100,000	Discovery Communications LLC	4.375	06/15/21	105,781
500,000	Discovery Communications LLC	3.300	05/15/22	494,384
600,000	Discovery Communications LLC	3.250	04/01/23	582,461
100,000	Discovery Communications LLC	6.350	06/01/40	119,041
100,000	Discovery Communications LLC	4.950	05/15/42	103,734
125,000	Discovery Communications LLC	4.875	04/01/43	128,878
550,000	Grupo Televisa S.A.	6.625	03/18/25	673,354
600,000	Grupo Televisa SAB	5.000	05/13/45	610,344
348,000	Historic TW, Inc	6.625	05/15/29	441,149
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	300,568
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	102,358
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	204,562
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,798,660
820,000	NBC Universal Media LLC	4.375	04/01/21	901,834
375,000	NBC Universal Media LLC	2.875	01/15/23	374,629
95,000	NBC Universal Media LLC	6.400	04/30/40	127,280
150,000	NBC Universal Media LLC	5.950	04/01/41	192,887
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,271,536
355,000	News America, Inc	7.250	05/18/18	415,600
1,250,000	News America, Inc	3.000	09/15/22	1,241,568
1,325,000	News America, Inc	6.200	12/15/34	1,691,885
1,000,000	News America, Inc	6.150	02/15/41	1,272,650
200,000	Omnicom Group, Inc	5.900	04/15/16	211,664
200,000	Omnicom Group, Inc	4.450	08/15/20	215,124
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Omnicom Group, Inc	3.625%	05/01/22	$718,616
200,000	Omnicom Group, Inc	3.650	11/01/24	200,093
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	301,256
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	203,636
500,000	Time Warner Cable, Inc	5.850	05/01/17	545,775
170,000	Time Warner Cable, Inc	6.750	07/01/18	194,969
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,126,446
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,346,557
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,383,580
500,000	Time Warner Cable, Inc	6.550	05/01/37	643,745
175,000	Time Warner Cable, Inc	6.750	06/15/39	228,774
690,000	Time Warner Cable, Inc	5.875	11/15/40	822,725
300,000	Time Warner Cable, Inc	5.500	09/01/41	348,577
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,490,517
1,428,000	Time Warner, Inc	5.875	11/15/16	1,547,886
200,000	Time Warner, Inc	2.100	06/01/19	197,041
450,000	Time Warner, Inc	4.750	03/29/21	491,120
1,400,000	Time Warner, Inc	3.400	06/15/22	1,415,257
650,000	Time Warner, Inc	4.050	12/15/23	681,878
500,000	Time Warner, Inc	3.550	06/01/24	498,054
785,000	Time Warner, Inc	6.500	11/15/36	998,657
350,000	Time Warner, Inc	6.100	07/15/40	426,238
150,000	Time Warner, Inc	6.250	03/29/41	186,261
900,000	Time Warner, Inc	4.900	06/15/42	948,255
200,000	Time Warner, Inc	5.350	12/15/43	227,155
300,000	Time Warner, Inc	4.650	06/01/44	312,772
250,000	Viacom, Inc	2.500	09/01/18	252,211
500,000	Viacom, Inc	2.200	04/01/19	492,881
300,000	Viacom, Inc	2.750	12/15/19	300,595
400,000	Viacom, Inc	3.875	12/15/21	414,062
500,000	Viacom, Inc	3.125	06/15/22	484,169
200,000	Viacom, Inc	3.250	03/15/23	193,149
250,000	Viacom, Inc	4.250	09/01/23	257,775
400,000	Viacom, Inc	3.875	04/01/24	401,538
300,000	Viacom, Inc	4.850	12/15/34	307,010
200,000	Viacom, Inc	4.500	02/27/42	194,983
504,000	Viacom, Inc	4.375	03/15/43	464,084
100,000	Viacom, Inc	4.875	06/15/43	97,731
500,000	Viacom, Inc	5.250	04/01/44	528,742
261,000	WPP Finance 2010	4.750	11/21/21	285,378
300,000	WPP Finance 2010	3.625	09/07/22	305,044
200,000	WPP Finance 2010	3.750	09/19/24	200,738
200,000	WPP Finance 2010	5.625	11/15/43	228,510
	TOTAL MEDIA			54,882,734

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
350,000	Abbott Laboratories	5.125	04/01/19	392,319
500,000	Abbott Laboratories	5.300	05/27/40	609,804
1,700,000	AbbVie, Inc	1.200	11/06/15	1,704,996
800,000	AbbVie, Inc	1.750	11/06/17	801,738
700,000	AbbVie, Inc	2.000	11/06/18	697,651
1,375,000	AbbVie, Inc	4.400	11/06/42	1,418,545
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Actavis Funding SCS	1.300%	06/15/17	$736,338
175,000	Actavis Funding SCS	2.450	06/15/19	172,016
325,000	Actavis Funding SCS	3.850	06/15/24	326,660
500,000	Actavis Funding SCS	4.850	06/15/44	507,368
300,000	Amgen, Inc	2.500	11/15/16	306,965
300,000	Amgen, Inc	2.125	05/15/17	303,936
500,000	Amgen, Inc	1.250	05/22/17	496,055
550,000	Amgen, Inc	5.850	06/01/17	605,822
500,000	Amgen, Inc	2.200	05/22/19	497,898
75,000	Amgen, Inc	4.500	03/15/20	81,913
250,000	Amgen, Inc	3.450	10/01/20	259,749
700,000	Amgen, Inc	4.100	06/15/21	751,254
1,000,000	Amgen, Inc	3.625	05/15/22	1,029,472
500,000	Amgen, Inc	3.625	05/22/24	508,220
500,000	Amgen, Inc	6.375	06/01/37	629,327
1,000,000	Amgen, Inc	6.400	02/01/39	1,269,638
650,000	Amgen, Inc	4.950	10/01/41	696,702
400,000	Amgen, Inc	5.150	11/15/41	450,860
300,000	Amgen, Inc	5.375	05/15/43	348,523
800,000	AstraZeneca plc	5.900	09/15/17	896,993
600,000	AstraZeneca plc	6.450	09/15/37	808,499
450,000	AstraZeneca plc	4.000	09/18/42	447,325
100,000	Biogen Idec, Inc	6.875	03/01/18	115,244
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	247,756
200,000	Bristol-Myers Squibb Co	1.750	03/01/19	198,598
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	203,940
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	395,877
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	569,451
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	218,558
200,000	Celgene Corp	1.900	08/15/17	200,705
300,000	Celgene Corp	2.300	08/15/18	302,478
200,000	Celgene Corp	2.250	05/15/19	198,589
200,000	Celgene Corp	3.950	10/15/20	211,570
300,000	Celgene Corp	3.250	08/15/22	301,931
300,000	Celgene Corp	3.625	05/15/24	306,338
300,000	Celgene Corp	5.250	08/15/43	338,841
300,000	Celgene Corp	4.625	05/15/44	311,180
375,000	Eli Lilly & Co	5.200	03/15/17	407,763
200,000	Eli Lilly & Co	1.950	03/15/19	201,074
200,000	Eli Lilly & Co	7.125	06/01/25	263,288
450,000	Eli Lilly & Co	5.550	03/15/37	544,785
200,000	Eli Lilly & Co	4.650	06/15/44	224,178
125,000	Genentech, Inc	4.750	07/15/15	127,791
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,029
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,673
600,000	Gilead Sciences, Inc	4.500	04/01/21	666,536
650,000	Gilead Sciences, Inc	4.400	12/01/21	716,723
425,000	Gilead Sciences, Inc	3.700	04/01/24	445,753
400,000	Gilead Sciences, Inc	3.500	02/01/25	410,560
100,000	Gilead Sciences, Inc	5.650	12/01/41	123,818
775,000	Gilead Sciences, Inc	4.800	04/01/44	859,672
675,000	Gilead Sciences, Inc	4.500	02/01/45	721,439
76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	GlaxoSmithKline Capital, Inc	0.700%	03/18/16	$299,986
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,177,219
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	222,167
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	426,147
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	989,295
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	359,623
900,000	Johnson & Johnson	2.150	05/15/16	918,460
500,000	Johnson & Johnson	1.650	12/05/18	501,301
300,000	Johnson & Johnson	1.875	12/05/19	299,981
200,000	Johnson & Johnson	2.450	12/05/21	200,522
700,000	Johnson & Johnson	3.375	12/05/23	749,016
850,000	Johnson & Johnson	4.375	12/05/33	952,086
375,000	Johnson & Johnson	5.850	07/15/38	512,107
180,000	Johnson & Johnson	4.500	09/01/40	205,481
150,000	Johnson & Johnson	4.850	05/15/41	179,856
300,000	Johnson & Johnson	4.500	12/05/43	345,698
115,000	Life Technologies Corp	3.500	01/15/16	116,392
600,000	Life Technologies Corp	5.000	01/15/21	663,117
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	423,113
100,000	Mead Johnson Nutrition Co	4.600	06/01/44	105,009
400,000	Merck & Co, Inc	0.700	05/18/16	400,087
200,000	Merck & Co, Inc	1.100	01/31/18	197,807
400,000	Merck & Co, Inc	1.300	05/18/18	396,274
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,623,081
200,000	Merck & Co, Inc	2.400	09/15/22	195,189
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,092,356
100,000	Merck & Co, Inc	3.600	09/15/42	96,496
750,000	Merck & Co, Inc	4.150	05/18/43	797,933
500,000	Mylan, Inc	1.800	06/24/16	503,015
163,000	Mylan, Inc	1.350	11/29/16	162,198
100,000	Mylan, Inc	2.550	03/28/19	99,616
200,000	Mylan, Inc	4.200	11/29/23	207,286
200,000	Mylan, Inc	5.400	11/29/43	221,963
300,000	Novartis Capital Corp	2.400	09/21/22	295,318
750,000	Novartis Capital Corp	3.400	05/06/24	780,212
400,000	Novartis Capital Corp	3.700	09/21/42	402,022
750,000	Novartis Capital Corp	4.400	05/06/44	840,482
600,000	Novartis Securities Investment Ltd	5.125	02/10/19	673,699
125,000	Perrigo Co plc	1.300	11/08/16	124,453
100,000	Perrigo Co plc	2.300	11/08/18	99,921
100,000	Perrigo Co plc	4.000	11/15/23	103,134
100,000	Perrigo Co plc	5.300	11/15/43	110,427
225,000	Perrigo Finance plc	3.500	12/15/21	227,624
200,000	Perrigo Finance plc	3.900	12/15/24	203,658
300,000	Perrigo Finance plc	4.900	12/15/44	317,903
300,000	Pfizer, Inc	0.900	01/15/17	298,810
300,000	Pfizer, Inc	1.500	06/15/18	299,623
1,460,000	Pfizer, Inc	6.200	03/15/19	1,698,545
800,000	Pfizer, Inc	3.000	06/15/23	809,008
300,000	Pfizer, Inc	3.400	05/15/24	312,113
500,000	Pfizer, Inc	4.300	06/15/43	535,472
600,000	Pfizer, Inc	4.400	05/15/44	652,639
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Sanofi	2.625%	03/29/16	$819,408
175,000	Sanofi	1.250	04/10/18	173,330
750,000	Sanofi	4.000	03/29/21	814,855
100,000	Sigma-Aldrich Corp	3.375	11/01/20	103,300
600,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	612,403
400,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	389,624
200,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	196,456
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	432,966
250,000	Watson Pharmaceuticals, Inc	1.875	10/01/17	249,031
575,000	Watson Pharmaceuticals, Inc	3.250	10/01/22	559,832
250,000	Watson Pharmaceuticals, Inc	4.625	10/01/42	244,984
500,000	Wyeth LLC	5.450	04/01/17	547,893
1,000,000	Wyeth LLC	6.450	02/01/24	1,254,612
945,000	Wyeth LLC	5.950	04/01/37	1,212,112
300,000	Zoetis, Inc	1.150	02/01/16	299,732
125,000	Zoetis, Inc	1.875	02/01/18	123,875
150,000	Zoetis, Inc	3.250	02/01/23	147,964
600,000	Zoetis, Inc	4.700	02/01/43	610,666
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			61,134,707

REAL ESTATE - 0.5%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	159,549
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	100,323
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	204,807
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	99,828
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	303,023
300,000	ARC Properties Operating Partnership LP	3.000	02/06/19	277,595
200,000	ARC Properties Operating Partnership LP	4.600	02/06/24	184,508
200,000	AvalonBay Communities, Inc	3.625	10/01/20	208,018
100,000	AvalonBay Communities, Inc	3.950	01/15/21	106,199
225,000	AvalonBay Communities, Inc	2.950	09/15/22	219,176
100,000	AvalonBay Communities, Inc	2.850	03/15/23	96,833
200,000	AvalonBay Communities, Inc	3.500	11/15/24	199,932
200,000	BioMed Realty LP	2.625	05/01/19	199,824
115,000	BioMed Realty LP	6.125	04/15/20	131,023
100,000	BioMed Realty LP	4.250	07/15/22	103,652
150,000	Boston Properties LP	3.700	11/15/18	158,165
80,000	Boston Properties LP	5.875	10/15/19	91,634
175,000	Boston Properties LP	4.125	05/15/21	186,274
500,000	Boston Properties LP	3.850	02/01/23	519,039
425,000	Boston Properties LP	3.125	09/01/23	414,985
200,000	Boston Properties LP	3.800	02/01/24	205,534
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	123,921
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	201,699
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	200,402
100,000	Camden Property Trust	4.625	06/15/21	109,545
200,000	Camden Property Trust	2.950	12/15/22	195,089
125,000	Camden Property Trust	4.250	01/15/24	131,514
250,000	CBL & Associates LP	4.600	10/15/24	253,191
200,000	Corporate Office Properties LP	3.700	06/15/21	199,134
200,000	Corporate Office Properties LP	5.250	02/15/24	214,807
100,000	CubeSmart LP	4.800	07/15/22	109,812
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	CubeSmart LP	4.375%	12/15/23	$211,884
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	104,139
200,000	DDR Corp	3.500	01/15/21	202,211
500,000	DDR Corp	4.625	07/15/22	533,754
275,000	Duke Realty LP	5.950	02/15/17	298,197
100,000	Duke Realty LP	3.875	02/15/21	103,863
200,000	Duke Realty LP	4.375	06/15/22	211,712
100,000	Duke Realty LP	3.875	10/15/22	102,979
100,000	Duke Realty LP	3.625	04/15/23	100,388
100,000	Duke Realty LP	3.750	12/01/24	101,181
100,000	Entertainment Properties Trust	5.750	08/15/22	109,237
200,000	EPR Properties	5.250	07/15/23	208,538
200,000	Equity One, Inc	3.750	11/15/22	200,739
500,000	ERP Operating LP	5.125	03/15/16	524,106
750,000	ERP Operating LP	4.625	12/15/21	820,508
300,000	ERP Operating LP	4.500	07/01/44	312,658
100,000	Essex Portfolio LP	3.625	08/15/22	101,364
250,000	Essex Portfolio LP	3.375	01/15/23	245,529
100,000	Essex Portfolio LP	3.250	05/01/23	96,773
100,000	Federal Realty Investment Trust	3.000	08/01/22	99,714
100,000	Federal Realty Investment Trust	2.750	06/01/23	96,320
200,000	Federal Realty Investment Trust	3.950	01/15/24	210,269
100,000	Federal Realty Investment Trust	4.500	12/01/44	104,072
150,000	HCP, Inc	3.750	02/01/16	154,161
430,000	HCP, Inc	6.000	01/30/17	469,187
150,000	HCP, Inc	3.750	02/01/19	157,433
250,000	HCP, Inc	2.625	02/01/20	247,403
150,000	HCP, Inc	5.375	02/01/21	167,506
400,000	HCP, Inc	3.150	08/01/22	393,531
200,000	HCP, Inc	4.250	11/15/23	210,247
200,000	HCP, Inc	4.200	03/01/24	208,237
300,000	HCP, Inc	3.875	08/15/24	304,745
30,000	HCP, Inc	6.750	02/01/41	40,722
100,000	Health Care REIT, Inc	3.625	03/15/16	102,922
200,000	Health Care REIT, Inc	4.700	09/15/17	214,890
150,000	Health Care REIT, Inc	2.250	03/15/18	150,939
200,000	Health Care REIT, Inc	4.125	04/01/19	212,679
440,000	Health Care REIT, Inc	6.125	04/15/20	505,794
200,000	Health Care REIT, Inc	4.500	01/15/24	211,798
300,000	Healthcare Realty Trust, Inc	6.500	01/17/17	327,604
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	98,153
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,914
125,000	Highwoods Realty LP	5.850	03/15/17	135,656
100,000	Highwoods Realty LP	3.625	01/15/23	100,279
100,000	Hospitality Properties Trust	5.000	08/15/22	105,378
200,000	Hospitality Properties Trust	4.500	06/15/23	203,554
200,000	Hospitality Properties Trust	4.650	03/15/24	204,861
600,000	Host Hotels & Resorts LP	3.750	10/15/23	598,469
50,000	HRPT Properties Trust	5.875	09/15/20	55,006
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	259,454
35,000	Kilroy Realty LP	5.000	11/03/15	36,078
250,000	Kilroy Realty LP	3.800	01/15/23	252,967
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Kilroy Realty LP	4.250%	08/15/29	$200,016
145,000		Kimco Realty Corp	5.700	05/01/17	157,921
200,000		Kimco Realty Corp	3.200	05/01/21	202,717
300,000		Kimco Realty Corp	3.125	06/01/23	293,925
100,000		Lexington Realty Trust	4.250	06/15/23	101,567
200,000		Lexington Realty Trust	4.400	06/15/24	202,208
220,000		Liberty Property LP	4.750	10/01/20	237,084
150,000		Liberty Property LP	4.125	06/15/22	155,494
100,000		Liberty Property LP	3.375	06/15/23	97,491
200,000		Liberty Property LP	4.400	02/15/24	209,829
200,000		Mack-Cali Realty LP	2.500	12/15/17	200,799
125,000		Mack-Cali Realty LP	7.750	08/15/19	147,807
150,000		Mack-Cali Realty LP	4.500	04/18/22	151,043
200,000		Mid-America Apartments LP	4.300	10/15/23	210,439
75,000		National Retail Properties, Inc	6.875	10/15/17	84,535
100,000		National Retail Properties, Inc	3.800	10/15/22	102,643
100,000		National Retail Properties, Inc	3.300	04/15/23	98,190
300,000		National Retail Properties, Inc	3.900	06/15/24	305,961
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	424,000
200,000	g	OMEGA Healthcare Investors, Inc	4.500	01/15/25	197,960
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	193,812
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	205,588
100,000		Post Apartment Homes LP	3.375	12/01/22	98,538
350,000		ProLogis LP	2.750	02/15/19	354,996
201,000		ProLogis LP	3.350	02/01/21	203,699
150,000		ProLogis LP	4.250	08/15/23	158,495
200,000		Rayonier, Inc	3.750	04/01/22	205,668
40,000		Realty Income Corp	5.950	09/15/16	43,135
150,000		Realty Income Corp	2.000	01/31/18	150,276
75,000		Realty Income Corp	5.750	01/15/21	85,940
200,000		Realty Income Corp	3.250	10/15/22	197,167
500,000		Realty Income Corp	4.650	08/01/23	538,437
200,000		Realty Income Corp	4.125	10/15/26	203,879
10,000		Regency Centers LP	5.875	06/15/17	10,999
250,000		Regency Centers LP	3.750	06/15/24	254,410
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	216,798
300,000		Senior Housing Properties Trust	3.250	05/01/19	301,867
100,000		Senior Housing Properties Trust	6.750	12/15/21	115,455
100,000		Simon Property Group LP	2.800	01/30/17	102,975
500,000		Simon Property Group LP	2.200	02/01/19	502,634
740,000		Simon Property Group LP	10.350	04/01/19	967,911
290,000		Simon Property Group LP	4.375	03/01/21	318,435
300,000		Simon Property Group LP	3.375	03/15/22	308,827
300,000		Simon Property Group LP	4.250	10/01/44	310,437
300,000		Tanger Properties LP	3.875	12/01/23	307,124
200,000		UDR, Inc	3.700	10/01/20	207,332
200,000		UDR, Inc	4.625	01/10/22	215,900
100,000	g,i	USB Realty Corp	1.378	12/30/49	90,000
55,000		Ventas Realty LP	3.125	11/30/15	56,111
300,000		Ventas Realty LP	1.550	09/26/16	301,202
175,000		Ventas Realty LP	2.000	02/15/18	175,155
200,000		Ventas Realty LP	2.700	04/01/20	197,909
80

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Ventas Realty LP	4.750%	06/01/21	$326,069
350,000		Ventas Realty LP	3.250	08/15/22	345,400
350,000		Ventas Realty LP	3.750	05/01/24	352,306
200,000		Vornado Realty LP	2.500	06/30/19	198,267
100,000		Vornado Realty LP	5.000	01/15/22	109,767
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	211,350
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	100,036
100,000		Weingarten Realty Investors	3.375	10/15/22	98,859
100,000		Weingarten Realty Investors	3.500	04/15/23	99,649
200,000		Weingarten Realty Investors	4.450	01/15/24	212,044
500,000		Weyerhaeuser Co	7.375	10/01/19	596,511
200,000		Weyerhaeuser Co	4.625	09/15/23	215,424
400,000		Weyerhaeuser Co	7.375	03/15/32	532,540
200,000		WP Carey, Inc	4.600	04/01/24	210,000
		TOTAL REAL ESTATE			32,228,699

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	134,441
250,000		Advance Auto Parts, Inc	4.500	12/01/23	264,907
600,000		Amazon.com, Inc	0.650	11/27/15	599,583
300,000		Amazon.com, Inc	2.600	12/05/19	303,048
300,000		Amazon.com, Inc	3.300	12/05/21	304,107
600,000		Amazon.com, Inc	2.500	11/29/22	567,909
300,000		Amazon.com, Inc	3.800	12/05/24	307,356
300,000		Amazon.com, Inc	4.800	12/05/34	314,921
300,000		Amazon.com, Inc	4.950	12/05/44	309,901
300,000		AutoZone, Inc	1.300	01/13/17	298,879
100,000		AutoZone, Inc	4.000	11/15/20	106,102
200,000		AutoZone, Inc	3.700	04/15/22	205,689
300,000		AutoZone, Inc	2.875	01/15/23	288,734
150,000		AutoZone, Inc	3.125	07/15/23	147,527
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	202,757
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	206,376
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	261,571
300,000		Cooper US, Inc	2.375	01/15/16	304,504
320,000		Costco Wholesale Corp	5.500	03/15/17	350,175
500,000		Costco Wholesale Corp	1.125	12/15/17	496,752
250,000		Costco Wholesale Corp	1.700	12/15/19	245,489
500,000		Dollar General Corp	1.875	04/15/18	483,145
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	291,781
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	289,166
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	94,198
100,000		Family Dollar Stores, Inc	5.000	02/01/21	105,483
250,000		Gap, Inc	5.950	04/12/21	284,501
600,000		Home Depot, Inc	5.400	03/01/16	633,189
500,000		Home Depot, Inc	2.000	06/15/19	501,225
400,000		Home Depot, Inc	3.950	09/15/20	432,226
350,000		Home Depot, Inc	4.400	04/01/21	389,368
500,000		Home Depot, Inc	2.700	04/01/23	495,466
300,000		Home Depot, Inc	3.750	02/15/24	320,429
960,000		Home Depot, Inc	5.875	12/16/36	1,253,758
500,000		Home Depot, Inc	4.200	04/01/43	521,310
81

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Home Depot, Inc	4.875%	02/15/44	$348,686
500,000		Home Depot, Inc	4.400	03/15/45	546,458
125,000		Kohl’s Corp	6.250	12/15/17	139,036
200,000		Kohl’s Corp	3.250	02/01/23	194,737
200,000		Kohl’s Corp	4.750	12/15/23	214,050
150,000		Kohl’s Corp	6.000	01/15/33	166,249
100,000		Kohl’s Corp	6.875	12/15/37	126,290
400,000		Lowe’s Cos, Inc	2.125	04/15/16	406,599
200,000		Lowe’s Cos, Inc	3.800	11/15/21	214,233
850,000		Lowe’s Cos, Inc	3.120	04/15/22	869,752
300,000		Lowe’s Cos, Inc	3.875	09/15/23	320,975
400,000		Lowe’s Cos, Inc	3.125	09/15/24	403,463
200,000		Lowe’s Cos, Inc	6.875	02/15/28	260,060
175,000		Lowe’s Cos, Inc	5.500	10/15/35	213,879
150,000		Lowe’s Cos, Inc	5.800	04/15/40	190,010
150,000		Lowe’s Cos, Inc	5.125	11/15/41	175,418
100,000		Lowe’s Cos, Inc	4.650	04/15/42	111,223
300,000		Lowe’s Cos, Inc	5.000	09/15/43	350,959
200,000		Lowe’s Cos, Inc	4.250	09/15/44	211,206
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	207,239
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	259,843
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	121,385
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	214,847
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	303,531
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	509,154
200,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	201,390
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	253,079
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	193,786
300,000		Nordstrom, Inc	6.250	01/15/18	338,350
30,000		Nordstrom, Inc	4.750	05/01/20	33,183
100,000		Nordstrom, Inc	4.000	10/15/21	106,981
531,000		Nordstrom, Inc	5.000	01/15/44	606,486
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	164,694
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	103,301
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	208,391
200,000		QVC, Inc	3.125	04/01/19	199,936
100,000		QVC, Inc	5.125	07/02/22	105,242
100,000		QVC, Inc	4.375	03/15/23	100,344
200,000		QVC, Inc	4.850	04/01/24	203,656
200,000		QVC, Inc	4.450	02/15/25	195,473
150,000		QVC, Inc	5.950	03/15/43	157,482
150,000		Staples, Inc	2.750	01/12/18	149,843
150,000		Staples, Inc	4.375	01/12/23	150,409
500,000		Target Corp	2.300	06/26/19	506,150
1,150,000		Target Corp	3.875	07/15/20	1,238,790
900,000		Target Corp	2.900	01/15/22	910,646
500,000		Target Corp	3.500	07/01/24	519,087
165,000		Target Corp	6.500	10/15/37	225,340
850,000		Target Corp	4.000	07/01/42	863,452
100,000	g	Tiffany & Co	3.800	10/01/24	100,602
105,000		TJX Cos, Inc	6.950	04/15/19	125,080
300,000		TJX Cos, Inc	2.750	06/15/21	301,876
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	TJX Cos, Inc	2.500%	05/15/23	$287,819
650,000	Wal-Mart Stores, Inc	4.500	07/01/15	662,838
200,000	Wal-Mart Stores, Inc	1.500	10/25/15	201,853
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	205,238
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	345,986
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	303,867
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,464,399
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,153,085
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	985,004
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	826,012
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	101,617
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,317,131
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	220,163
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,205,393
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	82,708
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	407,587
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	881,858
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,047,999
300,000	Wal-Mart Stores, Inc	4.300	04/22/44	327,464
	TOTAL RETAILING			40,686,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	200,271
200,000	Altera Corp	4.100	11/15/23	207,000
500,000	Analog Devices, Inc	2.875	06/01/23	481,873
150,000	Broadcom Corp	2.500	08/15/22	144,000
200,000	Broadcom Corp	3.500	08/01/24	200,891
200,000	Broadcom Corp	4.500	08/01/34	209,545
900,000	Intel Corp	1.950	10/01/16	917,457
475,000	Intel Corp	1.350	12/15/17	474,305
1,250,000	Intel Corp	2.700	12/15/22	1,242,566
500,000	Intel Corp	4.000	12/15/32	511,239
500,000	Intel Corp	4.800	10/01/41	549,120
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	199,550
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	197,071
310,000	National Semiconductor Corp	3.950	04/15/15	313,097
200,000	Texas Instruments, Inc	0.450	08/03/15	200,220
200,000	Texas Instruments, Inc	2.375	05/16/16	204,592
200,000	Texas Instruments, Inc	1.000	05/01/18	196,508
200,000	Texas Instruments, Inc	1.650	08/03/19	195,266
200,000	Texas Instruments, Inc	2.750	03/12/21	200,962
200,000	Texas Instruments, Inc	2.250	05/01/23	189,680
400,000	Xilinx, Inc	3.000	03/15/21	399,230
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,434,443

SOFTWARE & SERVICES - 0.6%
285,000	Adobe Systems, Inc	3.250	02/01/15	285,541
20,000	Adobe Systems, Inc	4.750	02/01/20	21,955
200,000	Autodesk, Inc	1.950	12/15/17	200,621
300,000	Baidu, Inc	2.250	11/28/17	300,207
750,000	Baidu, Inc	2.750	06/09/19	746,701
200,000	Baidu, Inc	3.500	11/28/22	197,762
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		CA, Inc	2.875%	08/15/18	$254,201
300,000		CA, Inc	5.375	12/01/19	332,036
200,000	g	CDK Global, Inc	3.300	10/15/19	199,184
120,000		Computer Sciences Corp	6.500	03/15/18	134,137
200,000		Computer Sciences Corp	4.450	09/15/22	204,583
300,000		Expedia, Inc	7.456	08/15/18	348,921
300,000		Expedia, Inc	4.500	08/15/24	302,931
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	273,460
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	248,650
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	606,061
50,000		Fiserv, Inc	3.125	10/01/15	50,861
150,000		Fiserv, Inc	3.125	06/15/16	154,004
100,000		Fiserv, Inc	6.800	11/20/17	113,238
550,000		Fiserv, Inc	3.500	10/01/22	555,460
700,000		Google, Inc	2.125	05/19/16	715,046
100,000		Google, Inc	3.625	05/19/21	107,294
500,000		Google, Inc	3.375	02/25/24	520,405
300,000		International Business Machines Corp	2.000	01/05/16	304,402
300,000		International Business Machines Corp	0.450	05/06/16	299,097
250,000		International Business Machines Corp	1.950	07/22/16	254,706
225,000		International Business Machines Corp	1.250	02/06/17	225,689
1,000,000		International Business Machines Corp	5.700	09/14/17	1,114,436
400,000		International Business Machines Corp	1.250	02/08/18	396,675
500,000		International Business Machines Corp	1.950	02/12/19	501,842
200,000		International Business Machines Corp	1.875	05/15/19	198,660
800,000		International Business Machines Corp	8.375	11/01/19	1,024,003
300,000		International Business Machines Corp	1.625	05/15/20	289,158
500,000		International Business Machines Corp	2.900	11/01/21	513,926
300,000		International Business Machines Corp	1.875	08/01/22	279,646
700,000		International Business Machines Corp	3.375	08/01/23	715,235
500,000		International Business Machines Corp	3.625	02/12/24	520,912
400,000		International Business Machines Corp	7.000	10/30/25	527,524
19,000		International Business Machines Corp	5.600	11/30/39	22,948
835,000		International Business Machines Corp	4.000	06/20/42	831,461
200,000		Intuit, Inc	5.750	03/15/17	219,801
175,000		Juniper Networks, Inc	4.600	03/15/21	182,810
200,000		Juniper Networks, Inc	4.500	03/15/24	201,881
475,000		Microsoft Corp	0.875	11/15/17	470,265
400,000		Microsoft Corp	1.625	12/06/18	400,436
925,000		Microsoft Corp	4.200	06/01/19	1,016,242
540,000		Microsoft Corp	3.000	10/01/20	562,979
450,000		Microsoft Corp	4.000	02/08/21	494,600
400,000		Microsoft Corp	2.125	11/15/22	388,129
400,000		Microsoft Corp	3.625	12/15/23	428,055
500,000		Microsoft Corp	3.500	11/15/42	473,883
300,000		Microsoft Corp	3.750	05/01/43	298,921
400,000		Microsoft Corp	4.875	12/15/43	470,828
1,000,000		Oracle Corp	1.200	10/15/17	996,441
320,000		Oracle Corp	5.750	04/15/18	361,749
750,000		Oracle Corp	2.375	01/15/19	762,978
750,000		Oracle Corp	2.250	10/08/19	755,358
1,365,000		Oracle Corp	3.875	07/15/20	1,466,725
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Oracle Corp	2.800%	07/08/21	$506,219
1,725,000	Oracle Corp	2.500	10/15/22	1,680,316
750,000	Oracle Corp	3.400	07/08/24	766,554
1,250,000	Oracle Corp	4.300	07/08/34	1,338,340
470,000	Oracle Corp	6.125	07/08/39	610,154
500,000	Oracle Corp	4.500	07/08/44	543,087
290,000	Symantec Corp	2.750	09/15/15	293,561
250,000	Symantec Corp	2.750	06/15/17	253,687
200,000	Symantec Corp	3.950	06/15/22	201,264
250,000	Total System Services, Inc	2.375	06/01/18	247,859
125,000	Total System Services, Inc	3.750	06/01/23	122,489
20,000	Western Union Co	5.930	10/01/16	21,474
500,000	Western Union Co	2.875	12/10/17	510,430
100,000	Western Union Co	3.650	08/22/18	103,747
400,000	Western Union Co	5.253	04/01/20	438,569
330,000	Xerox Corp	4.250	02/15/15	331,304
100,000	Xerox Corp	2.950	03/15/17	102,751
250,000	Xerox Corp	6.350	05/15/18	282,680
100,000	Xerox Corp	2.750	03/15/19	100,250
700,000	Xerox Corp	5.625	12/15/19	786,710
200,000	Xerox Corp	2.800	05/15/20	196,459
200,000	Xerox Corp	6.750	12/15/39	243,823
	TOTAL SOFTWARE & SERVICES			34,527,387

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000	Amphenol Corp	2.550	01/30/19	201,391
125,000	Amphenol Corp	3.125	09/15/21	126,180
150,000	Amphenol Corp	4.000	02/01/22	157,313
2,000,000	Apple, Inc	1.050	05/05/17	2,004,452
1,000,000	Apple, Inc	2.100	05/06/19	1,011,352
1,750,000	Apple, Inc	2.850	05/06/21	1,790,178
2,250,000	Apple, Inc	3.450	05/06/24	2,356,344
1,250,000	Apple, Inc	4.450	05/06/44	1,377,460
100,000	CC Holdings GS V LLC	2.381	12/15/17	100,887
175,000	CC Holdings GS V LLC	3.849	04/15/23	173,830
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,165,673
250,000	Cisco Systems, Inc	2.125	03/01/19	251,176
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,091,746
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,272,864
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,146,266
600,000	Cisco Systems, Inc	5.900	02/15/39	755,201
900,000	EMC Corp	1.875	06/01/18	896,941
400,000	EMC Corp	2.650	06/01/20	398,075
400,000	EMC Corp	3.375	06/01/23	401,453
1,050,000	General Electric Co	0.850	10/09/15	1,052,687
750,000	General Electric Co	5.250	12/06/17	831,984
975,000	General Electric Co	2.700	10/09/22	975,396
400,000	General Electric Co	3.375	03/11/24	413,219
1,075,000	General Electric Co	4.125	10/09/42	1,112,852
250,000	General Electric Co	4.500	03/11/44	274,805
300,000	Harris Corp	4.400	12/15/20	320,336
600,000	Hewlett-Packard Co	2.125	09/13/15	604,710
85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,900,000		Hewlett-Packard Co	3.000%	09/15/16	$1,950,876
175,000		Hewlett-Packard Co	2.600	09/15/17	178,285
325,000		Hewlett-Packard Co	2.750	01/14/19	325,415
700,000		Hewlett-Packard Co	3.750	12/01/20	724,123
200,000		Hewlett-Packard Co	4.375	09/15/21	209,695
100,000		Hewlett-Packard Co	4.650	12/09/21	107,077
200,000		Hewlett-Packard Co	4.050	09/15/22	203,181
650,000		Hewlett-Packard Co	6.000	09/15/41	731,088
200,000		Ingram Micro, Inc	5.000	08/10/22	212,445
85,000		International Game Technology	7.500	06/15/19	92,045
500,000		International Game Technology	5.350	10/15/23	503,596
200,000	g	Keysight Technologies, Inc	3.300	10/30/19	198,702
200,000	g	Keysight Technologies, Inc	4.550	10/30/24	200,079
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	607,147
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	135,811
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	335,762
100,000		L-3 Communications Corp	3.950	11/15/16	104,340
100,000		L-3 Communications Corp	1.500	05/28/17	99,016
420,000		L-3 Communications Corp	5.200	10/15/19	461,293
300,000		L-3 Communications Corp	4.950	02/15/21	326,067
150,000		L-3 Communications Corp	3.950	05/28/24	151,241
100,000		Lexmark International, Inc	6.650	06/01/18	111,091
100,000		Lexmark International, Inc	5.125	03/15/20	106,518
100,000		Motorola Solutions, Inc	3.500	09/01/21	100,003
200,000		Motorola Solutions, Inc	3.750	05/15/22	202,903
250,000		Motorola Solutions, Inc	3.500	03/01/23	246,088
200,000		Motorola Solutions, Inc	4.000	09/01/24	201,204
200,000		Motorola Solutions, Inc	5.500	09/01/44	210,863
200,000		NetApp, Inc	2.000	12/15/17	201,120
200,000		NetApp, Inc	3.375	06/15/21	200,521
200,000		NetApp, Inc	3.250	12/15/22	197,255
500,000		Pitney Bowes, Inc	4.625	03/15/24	511,807
750,000	g	Seagate HDD Cayman	4.750	01/01/25	772,624
200,000	g	Seagate HDD Cayman	5.750	12/01/34	210,927
100,000		Tech Data Corp	3.750	09/21/17	103,302
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	209,198
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	253,267
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	201,723
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	199,817
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	258,172
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	203,861
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			35,824,319

TELECOMMUNICATION SERVICES - 1.4%
500,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	497,734
500,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	493,258
500,000	g	Alibaba Group Holding Ltd	3.125	11/28/21	493,988
500,000	g	Alibaba Group Holding Ltd	3.600	11/28/24	495,922
500,000	g	Alibaba Group Holding Ltd	4.500	11/28/34	514,007
200,000		America Movil SAB de C.V.	3.625	03/30/15	201,134
500,000		America Movil SAB de C.V.	2.375	09/08/16	506,860
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,576,918
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$950,000	America Movil SAB de C.V.	3.125%	07/16/22	$937,308
440,000	America Movil SAB de C.V.	6.125	03/30/40	520,612
525,000	America Movil SAB de C.V.	4.375	07/16/42	502,950
1,150,000	American Tower Corp	4.500	01/15/18	1,221,285
200,000	American Tower Corp	3.450	09/15/21	196,628
200,000	American Tower Corp	4.700	03/15/22	209,698
250,000	American Tower Corp	3.500	01/31/23	241,552
800,000	American Tower Corp	5.000	02/15/24	848,374
400,000	AT&T, Inc	0.800	12/01/15	399,846
600,000	AT&T, Inc	0.900	02/12/16	599,842
150,000	AT&T, Inc	2.950	05/15/16	153,787
600,000	AT&T, Inc	1.600	02/15/17	601,226
750,000	AT&T, Inc	1.700	06/01/17	752,977
325,000	AT&T, Inc	1.400	12/01/17	321,739
300,000	AT&T, Inc	2.375	11/27/18	302,324
950,000	AT&T, Inc	5.800	02/15/19	1,079,048
500,000	AT&T, Inc	2.300	03/11/19	499,475
500,000	AT&T, Inc	4.450	05/15/21	537,206
4,300,000	AT&T, Inc	3.000	02/15/22	4,219,074
400,000	AT&T, Inc	2.625	12/01/22	380,974
500,000	AT&T, Inc	3.900	03/11/24	513,832
322,000	AT&T, Inc	5.350	09/01/40	348,668
1,200,000	AT&T, Inc	5.550	08/15/41	1,337,160
2,066,000	AT&T, Inc	4.300	12/15/42	1,964,171
750,000	AT&T, Inc	4.800	06/15/44	764,217
1,854,000	AT&T, Inc	4.350	06/15/45	1,747,866
300,000	British Telecommunications plc	1.625	06/28/16	302,160
400,000	British Telecommunications plc	5.950	01/15/18	446,076
1,000,000	British Telecommunications plc	2.350	02/14/19	998,564
650,000	British Telecommunications plc	9.625	12/15/30	1,020,533
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	475,199
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	986,080
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,093,097
1,000,000	Embarq Corp	7.995	06/01/36	1,117,500
495,000	France Telecom S.A.	2.125	09/16/15	499,127
700,000	France Telecom S.A.	4.125	09/14/21	749,894
745,000	France Telecom S.A.	9.000	03/01/31	1,136,410
100,000	France Telecom S.A.	5.375	01/13/42	113,677
250,000	Koninklijke KPN NV	8.375	10/01/30	351,498
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	149,560
400,000	Orange S.A.	2.750	02/06/19	407,430
400,000	Orange S.A.	5.500	02/06/44	469,177
300,000	Qwest Corp	6.500	06/01/17	327,984
400,000	Qwest Corp	6.750	12/01/21	462,524
600,000	Rogers Communications, Inc	6.800	08/15/18	692,485
200,000	Rogers Communications, Inc	4.100	10/01/23	210,128
125,000	Rogers Communications, Inc	4.500	03/15/43	125,679
300,000	Rogers Communications, Inc	5.450	10/01/43	344,322
300,000	Rogers Communications, Inc	5.000	03/15/44	328,071
600,000	Telefonica Emisiones SAU	3.992	02/16/16	617,095
400,000	Telefonica Emisiones SAU	3.192	04/27/18	411,336
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,236,152
87

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Telefonica Emisiones SAU	4.570%	04/27/23	$535,322
300,000		Telefonica Emisiones SAU	7.045	06/20/36	394,644
392,000		Telefonica Europe BV	8.250	09/15/30	544,909
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	100,263
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	111,895
500,000		Verizon Communications, Inc	1.350	06/09/17	497,687
700,000		Verizon Communications, Inc	6.350	04/01/19	811,134
200,000		Verizon Communications, Inc	2.550	06/17/19	201,585
6,234,000	g	Verizon Communications, Inc	2.625	02/21/20	6,162,727
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,714,393
500,000		Verizon Communications, Inc	3.450	03/15/21	511,021
1,000,000		Verizon Communications, Inc	3.000	11/01/21	986,234
950,000		Verizon Communications, Inc	3.500	11/01/21	971,179
500,000		Verizon Communications, Inc	2.450	11/01/22	469,130
2,250,000		Verizon Communications, Inc	5.150	09/15/23	2,484,524
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,397,566
500,000		Verizon Communications, Inc	3.500	11/01/24	491,250
846,000		Verizon Communications, Inc	6.400	09/15/33	1,042,088
475,000		Verizon Communications, Inc	5.050	03/15/34	506,694
1,000,000		Verizon Communications, Inc	4.400	11/01/34	993,981
380,000		Verizon Communications, Inc	6.250	04/01/37	466,353
620,000		Verizon Communications, Inc	6.400	02/15/38	764,993
300,000		Verizon Communications, Inc	6.000	04/01/41	353,589
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,178,946
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,270,360
2,668,000		Verizon Communications, Inc	6.550	09/15/43	3,418,106
877,000	g	Verizon Communications, Inc	4.862	08/21/46	900,878
2,676,000	g	Verizon Communications, Inc	5.012	08/21/54	2,768,453
250,000		Vodafone Group plc	1.625	03/20/17	249,885
500,000		Vodafone Group plc	1.250	09/26/17	493,630
400,000		Vodafone Group plc	1.500	02/19/18	392,828
1,500,000		Vodafone Group plc	5.450	06/10/19	1,686,963
650,000		Vodafone Group plc	4.375	03/16/21	691,685
500,000		Vodafone Group plc	2.500	09/26/22	466,285
400,000		Vodafone Group plc	2.950	02/19/23	385,552
150,000		Vodafone Group plc	6.150	02/27/37	180,994
700,000		Vodafone Group plc	4.375	02/19/43	682,211
		TOTAL TELECOMMUNICATION SERVICES			80,333,355

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,329
500,000		ABB Finance USA, Inc	2.875	05/08/22	502,499
150,000		ABB Finance USA, Inc	4.375	05/08/42	162,423
377,587		American Airlines 2013-2, Cl A Pass Through Trust	4.950	01/15/23	404,490
474,362		American Airlines 2013-1, Cl A Pass Through Trust	4.000	07/15/25	482,663
300,000		American Airlines 2014-, Cl A Pass Through Trust	3.700	10/01/26	301,500
200,000		Boeing Capital Corp	2.125	08/15/16	203,789
700,000		Boeing Capital Corp	2.900	08/15/18	728,370
750,000		Boeing Co	3.750	11/20/16	789,376
625,000		Boeing Co	0.950	05/15/18	611,129
500,000		Boeing Co	2.850	10/30/24	496,857
350,000		Boeing Co	5.875	02/15/40	458,977
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$555,000		Burlington Northern Santa Fe LLC	4.700%	10/01/19	$613,512
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	542,309
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	303,115
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	150,953
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	527,407
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	519,982
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	152,738
360,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	444,154
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	281,568
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	209,819
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	208,949
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	576,559
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	562,169
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	321,994
200,000		Canadian National Railway Co	5.550	05/15/18	224,655
200,000		Canadian National Railway Co	5.550	03/01/19	227,006
100,000		Canadian National Railway Co	2.850	12/15/21	102,321
300,000		Canadian National Railway Co	2.250	11/15/22	290,000
200,000		Canadian National Railway Co	2.950	11/21/24	199,589
200,000		Canadian National Railway Co	6.900	07/15/28	269,565
200,000		Canadian National Railway Co	6.250	08/01/34	265,702
250,000		Canadian National Railway Co	3.500	11/15/42	239,431
100,000		Canadian National Railway Co	4.500	11/07/43	110,411
200,000		Canadian Pacific Railway Co	7.250	05/15/19	239,116
200,000		Canadian Pacific Railway Co	7.125	10/15/31	275,062
250,000		Canadian Pacific Railway Co	5.950	05/15/37	320,475
100,000		Canadian Pacific Railway Co	5.750	01/15/42	128,247
200,000		Carnival Corp	1.875	12/15/17	198,504
200,000		Carnival Corp	3.950	10/15/20	209,558
398,293		Continental Airlines, Inc	4.750	01/12/21	424,183
28,070		Continental Airlines, Inc	5.983	04/19/22	30,807
463,086		Continental Airlines, Inc	4.150	04/11/24	475,821
189,350		Continental Airlines, Inc	4.000	10/29/24	192,190
100,000		Con-Way, Inc	7.250	01/15/18	113,642
850,000		CSX Corp	7.375	02/01/19	1,017,888
125,000		CSX Corp	3.700	11/01/23	131,049
300,000		CSX Corp	3.400	08/01/24	303,865
100,000		CSX Corp	6.000	10/01/36	125,724
200,000		CSX Corp	6.150	05/01/37	258,680
400,000		CSX Corp	5.500	04/15/41	482,564
350,000		CSX Corp	4.400	03/01/43	364,559
100,000		CSX Corp	4.100	03/15/44	99,061
300,000		CSX Corp	4.500	08/01/54	314,192
340,393		Delta Air Lines, Inc	5.300	04/15/19	370,177
172,967		Delta Air Lines, Inc	4.750	05/07/20	184,210
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	196,144
100,000		Embraer S.A.	5.150	06/15/22	105,500
134,000		FedEx Corp	8.000	01/15/19	163,127
300,000		FedEx Corp	4.000	01/15/24	319,315
1,000,000		FedEx Corp	4.900	01/15/34	1,116,866
200,000		FedEx Corp	3.875	08/01/42	192,747
100,000		GATX Corp	3.500	07/15/16	103,172
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$443,000	GATX Corp	1.250%	03/04/17	$438,699
100,000	GATX Corp	2.375	07/30/18	100,644
200,000	GATX Corp	2.500	03/15/19	199,159
225,000	GATX Corp	5.200	03/15/44	245,403
250,000	Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	245,625
100,000	JB Hunt Transport Services, Inc	2.400	03/15/19	100,053
100,000	Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	97,223
100,000	Kansas City Southern Railway Co	4.300	05/15/43	102,034
210,000	Norfolk Southern Corp	5.750	04/01/18	235,667
100,000	Norfolk Southern Corp	3.250	12/01/21	102,361
250,000	Norfolk Southern Corp	3.000	04/01/22	251,037
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,276,166
200,000	Norfolk Southern Corp	3.850	01/15/24	210,291
81,000	Norfolk Southern Corp	5.590	05/17/25	96,285
16,000	Norfolk Southern Corp	4.837	10/01/41	17,749
750,000	Norfolk Southern Corp	3.950	10/01/42	735,628
200,000	Norfolk Southern Corp	4.800	08/15/43	222,670
250,000	Northrop Grumman Corp	1.750	06/01/18	248,204
650,000	Northrop Grumman Corp	3.500	03/15/21	676,665
400,000	Northrop Grumman Corp	3.250	08/01/23	403,012
100,000	Northrop Grumman Corp	5.050	11/15/40	112,923
400,000	Northrop Grumman Corp	4.750	06/01/43	446,582
350,000	Ryder System, Inc	3.150	03/02/15	351,330
50,000	Ryder System, Inc	3.600	03/01/16	51,464
150,000	Ryder System, Inc	2.500	03/01/17	152,120
150,000	Ryder System, Inc	2.500	03/01/18	152,909
200,000	Ryder System, Inc	2.450	11/15/18	200,025
100,000	Ryder System, Inc	2.550	06/01/19	100,138
200,000	Ryder System, Inc	2.450	09/03/19	198,591
100,000	Southwest Airlines Co	2.750	11/06/19	100,460
100,000	Union Pacific Corp	2.250	02/15/19	101,273
331,000	Union Pacific Corp	4.163	07/15/22	363,628
500,000	Union Pacific Corp	2.950	01/15/23	505,256
277,000	Union Pacific Corp	3.646	02/15/24	293,179
200,000	Union Pacific Corp	3.750	03/15/24	213,893
200,000	Union Pacific Corp	3.250	01/15/25	205,343
100,000	Union Pacific Corp	4.750	09/15/41	112,352
100,000	Union Pacific Corp	4.300	06/15/42	106,276
150,000	Union Pacific Corp	4.250	04/15/43	158,179
250,000	Union Pacific Corp	4.750	12/15/43	283,261
200,000	Union Pacific Corp	4.821	02/01/44	228,341
200,000	Union Pacific Corp	4.850	06/15/44	229,531
300,000	United Airlines Pass Through Trust	4.300	08/15/25	310,500
300,000	United Airlines Pass Through Trust	3.750	09/03/26	302,250
100,000	United Parcel Service, Inc	1.125	10/01/17	99,508
100,000	United Parcel Service, Inc	5.500	01/15/18	111,547
300,000	United Parcel Service, Inc	5.125	04/01/19	337,051
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,152,601
200,000	United Parcel Service, Inc	2.450	10/01/22	196,062
35,000	United Parcel Service, Inc	6.200	01/15/38	46,544
450,000	United Parcel Service, Inc	3.625	10/01/42	442,199
181,137	US Airways Pass Through Trust	4.625	06/03/25	190,194
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$291,264		US Airways Pass Through Trust	3.950%	11/15/25	$297,089
		TOTAL TRANSPORTATION			35,199,929

UTILITIES - 2.4%
370,000		AGL Capital Corp	5.250	08/15/19	413,682
275,000		AGL Capital Corp	4.400	06/01/43	289,781
200,000		Alabama Power Co	0.550	10/15/15	199,912
475,000		Alabama Power Co	3.550	12/01/23	500,689
300,000		Alabama Power Co	5.200	06/01/41	361,930
200,000		Alabama Power Co	3.850	12/01/42	202,966
600,000		Ameren Illinois Co	2.700	09/01/22	590,837
200,000		Ameren Illinois Co	3.250	03/01/25	202,825
100,000		Ameren Illinois Co	4.800	12/15/43	115,844
200,000		Ameren Illinois Co	4.300	07/01/44	214,107
500,000		American Water Capital Corp	3.850	03/01/24	526,436
200,000		American Water Capital Corp	3.400	03/01/25	201,274
225,000		American Water Capital Corp	4.300	12/01/42	228,798
50,000		Appalachian Power Co	3.400	05/24/15	50,494
140,000		Appalachian Power Co	7.000	04/01/38	194,782
500,000		Appalachian Power Co	4.400	05/15/44	525,401
150,000		Arizona Public Service Co	8.750	03/01/19	188,672
200,000		Arizona Public Service Co	3.350	06/15/24	206,511
350,000		Arizona Public Service Co	4.500	04/01/42	370,709
200,000		Arizona Public Service Co	4.700	01/15/44	227,821
100,000		Atmos Energy Corp	8.500	03/15/19	124,291
100,000		Atmos Energy Corp	5.500	06/15/41	123,108
125,000		Atmos Energy Corp	4.150	01/15/43	125,504
200,000		Atmos Energy Corp	4.125	10/15/44	207,317
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	105,017
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	410,001
200,000		Berkshire Hathaway Energy Co	1.100	05/15/17	197,959
200,000		Berkshire Hathaway Energy Co	2.000	11/15/18	199,583
325,000	g	Berkshire Hathaway Energy Co	2.400	02/01/20	323,585
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	208,517
350,000	g	Berkshire Hathaway Energy Co	3.500	02/01/25	352,225
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	226,305
500,000	g	Berkshire Hathaway Energy Co	4.500	02/01/45	523,174
200,000		Black Hills Corp	4.250	11/30/23	213,053
785,000		Carolina Power & Light Co	5.300	01/15/19	879,553
350,000		Carolina Power & Light Co	3.000	09/15/21	359,031
150,000		Carolina Power & Light Co	2.800	05/15/22	150,257
100,000		Carolina Power & Light Co	4.100	05/15/42	106,031
300,000		Carolina Power & Light Co	4.100	03/15/43	318,403
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	383,129
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	139,598
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	96,320
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	334,840
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	463,869
500,000		Citigroup Commercial Mortgage Trust 2014-GC25	3.635	10/10/47	520,238
300,000		Citizens Bank NA	1.600	12/04/17	298,677
300,000		Citizens Bank NA	2.450	12/04/19	298,125
203,000		Cleco Power LLC	6.000	12/01/40	243,124
91

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		CMS Energy Corp	3.875%	03/01/24	$207,670
100,000		CMS Energy Corp	4.700	03/31/43	106,573
500,000		Commonwealth Edison Co	1.950	09/01/16	507,918
300,000		Commonwealth Edison Co	2.150	01/15/19	302,241
775,000		Commonwealth Edison Co	4.000	08/01/20	831,511
200,000		Commonwealth Edison Co	3.100	11/01/24	199,511
387,000		Commonwealth Edison Co	5.900	03/15/36	504,825
200,000		Commonwealth Edison Co	3.800	10/01/42	198,109
300,000		Commonwealth Edison Co	4.600	08/15/43	336,338
300,000		Commonwealth Edison Co	4.700	01/15/44	341,731
200,000		Connecticut Light & Power Co	2.500	01/15/23	194,114
200,000		Connecticut Light & Power Co	4.300	04/15/44	216,615
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	70,624
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,528,554
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	411,742
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	207,410
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	548,535
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	648,882
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	219,038
480,000		Constellation Energy Group, Inc	4.550	06/15/15	487,751
395,000		Consumers Energy Co	5.500	08/15/16	423,831
230,000		Consumers Energy Co	6.125	03/15/19	267,014
150,000		Consumers Energy Co	2.850	05/15/22	149,959
200,000		Consumers Energy Co	3.375	08/15/23	206,511
100,000		Consumers Energy Co	3.125	08/31/24	100,338
250,000		Consumers Energy Co	3.950	05/15/43	257,985
100,000		Consumers Energy Co	4.350	08/31/64	104,392
300,000		Dayton Power & Light Co	1.875	09/15/16	303,314
200,000		Delmarva Power & Light Co	3.500	11/15/23	208,159
400,000		Detroit Edison Co	3.450	10/01/20	419,266
100,000		Detroit Edison Co	2.650	06/15/22	98,575
100,000		Detroit Edison Co	3.950	06/15/42	102,790
250,000		Dignity Health	3.812	11/01/24	257,599
200,000		Dignity Health	5.267	11/01/64	216,977
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	150,372
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	204,195
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	203,449
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	215,534
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	209,503
100,000		Dominion Resources, Inc	1.400	09/15/17	99,133
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,841,894
500,000		Dominion Resources, Inc	2.750	09/15/22	484,958
200,000		Dominion Resources, Inc	3.625	12/01/24	202,592
200,000		Dominion Resources, Inc	5.950	06/15/35	254,314
100,000		Dominion Resources, Inc	4.050	09/15/42	97,544
200,000		Dominion Resources, Inc	4.700	12/01/44	212,837
300,000	i	Dominion Resources, Inc	5.750	10/01/54	313,024
200,000		DTE Electric Co	3.650	03/15/24	210,142
200,000		DTE Electric Co	3.375	03/01/25	205,213
200,000		DTE Electric Co	4.000	04/01/43	206,333
200,000		DTE Electric Co	4.300	07/01/44	217,061
200,000		DTE Energy Co	3.850	12/01/23	210,095
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	DTE Energy Co	3.500%	06/01/24	$203,469
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	135,879
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	513,075
500,000	Duke Energy Corp	2.100	06/15/18	504,567
746,000	Duke Energy Corp	5.050	09/15/19	833,734
300,000	Duke Energy Corp	3.050	08/15/22	301,438
300,000	Duke Energy Corp	3.950	10/15/23	318,055
200,000	Duke Energy Corp	3.750	04/15/24	208,045
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	266,604
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	235,563
500,000	Duke Energy Ohio, Inc	3.800	09/01/23	531,688
400,000	Duke Energy Progress, Inc	4.375	03/30/44	439,202
200,000	Duke Energy Progress, Inc	4.150	12/01/44	212,600
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,280
100,000	Enbridge, Inc	5.600	04/01/17	108,563
300,000	Enbridge, Inc	4.000	10/01/23	292,978
300,000	Enbridge, Inc	4.500	06/10/44	259,009
150,000	Energen Corp	4.625	09/01/21	132,931
400,000	Energy Transfer Partners LP	6.125	02/15/17	433,189
44,000	Energy Transfer Partners LP	9.700	03/15/19	55,225
500,000	Energy Transfer Partners LP	4.650	06/01/21	522,668
200,000	Energy Transfer Partners LP	5.200	02/01/22	213,911
200,000	Energy Transfer Partners LP	3.600	02/01/23	193,534
500,000	Energy Transfer Partners LP	4.900	02/01/24	523,935
140,000	Energy Transfer Partners LP	7.500	07/01/38	173,759
450,000	Energy Transfer Partners LP	6.500	02/01/42	517,253
200,000	Energy Transfer Partners LP	5.150	02/01/43	197,925
200,000	Energy Transfer Partners LP	5.950	10/01/43	219,360
200,000	EnLink Midstream Partners LP	2.700	04/01/19	196,948
200,000	EnLink Midstream Partners LP	4.400	04/01/24	202,608
200,000	EnLink Midstream Partners LP	5.600	04/01/44	208,920
125,000	Entergy Arkansas, Inc	3.750	02/15/21	132,677
300,000	Entergy Arkansas, Inc	3.050	06/01/23	300,020
175,000	Entergy Arkansas, Inc	3.700	06/01/24	183,375
200,000	Entergy Arkansas, Inc	4.950	12/15/44	208,788
200,000	Entergy Corp	3.625	09/15/15	202,849
200,000	Entergy Corp	5.125	09/15/20	217,865
200,000	Entergy Louisiana LLC	4.050	09/01/23	214,413
200,000	Entergy Louisiana LLC	4.950	01/15/45	202,960
225,000	Entergy Texas, Inc	7.125	02/01/19	266,090
300,000	EQT Midstream Partners LP	4.000	08/01/24	297,079
75,000	Exelon Corp	4.900	06/15/15	76,341
200,000	Exelon Generation Co LLC	4.250	06/15/22	207,836
371,000	Exelon Generation Co LLC	5.600	06/15/42	415,048
400,000	Florida Power & Light Co	2.750	06/01/23	396,172
500,000	Florida Power & Light Co	3.250	06/01/24	512,070
247,000	Florida Power & Light Co	4.950	06/01/35	284,937
400,000	Florida Power & Light Co	5.250	02/01/41	496,517
100,000	Florida Power & Light Co	4.125	02/01/42	106,772
200,000	Florida Power & Light Co	4.050	06/01/42	211,788
450,000	Florida Power & Light Co	3.800	12/15/42	454,214
400,000	Florida Power & Light Co	4.050	10/01/44	419,488
93

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$29,000		Florida Power Corp	5.650%	06/15/18	$32,706
1,200,000		Florida Power Corp	3.100	08/15/21	1,232,930
165,000		Florida Power Corp	6.400	06/15/38	228,134
300,000		Florida Power Corp	3.850	11/15/42	302,525
690,000		FPL Group Capital, Inc	2.600	09/01/15	697,182
200,000		FS Investment Corp	4.250	01/15/20	199,031
300,000		Georgia Power Co	0.625	11/15/15	300,330
900,000		Georgia Power Co	5.700	06/01/17	992,047
177,000		Georgia Power Co	5.950	02/01/39	227,254
700,000		Georgia Power Co	4.300	03/15/43	735,818
200,000		Great Plains Energy, Inc	4.850	06/01/21	218,977
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	229,306
80,000		Indiana Michigan Power Co	7.000	03/15/19	94,540
200,000		Indiana Michigan Power Co	3.200	03/15/23	201,087
750,000		Industrial & Commercial Bank of China Ltd	2.351	11/13/17	748,005
250,000		Industrial & Commercial Bank of China Ltd	3.231	11/13/19	251,052
70,000		Integrys Energy Group, Inc	4.170	11/01/20	74,649
300,000		Interstate Power & Light Co	3.250	12/01/24	305,245
100,000		Interstate Power & Light Co	6.250	07/15/39	138,393
200,000		Interstate Power & Light Co	4.700	10/15/43	229,577
200,000		ITC Holdings Corp	4.050	07/01/23	208,406
300,000		ITC Holdings Corp	3.650	06/15/24	304,218
225,000		Kansas City Power & Light Co	3.150	03/15/23	225,740
100,000		Kansas City Power & Light Co	5.300	10/01/41	115,346
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,730
175,000		Kentucky Utilities Co	4.650	11/15/43	200,406
250,000		KeySpan Corp	5.803	04/01/35	295,332
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	441,601
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	295,594
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	606,128
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	491,915
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	110,738
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,189,873
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	335,041
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	189,869
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	299,233
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	501,005
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	595,397
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	298,721
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	190,074
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	474,963
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	406,616
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	200,410
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,381
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,380,920
400,000		Kinder Morgan, Inc	4.300	06/01/25	400,186
300,000		Kinder Morgan, Inc	5.300	12/01/34	304,517
300,000		Kinder Morgan, Inc	5.550	06/01/45	307,269
320,000		LG&E and KU Energy LLC	3.750	11/15/20	333,746
125,000		Louisville Gas & Electric Co	4.650	11/15/43	142,670
880,000		Metropolitan Edison Co	7.700	01/15/19	1,053,040
200,000		MidAmerican Energy Co	3.500	10/15/24	206,971
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	MidAmerican Energy Co	4.400%	10/15/44	$219,926
300,000	MidAmerican Energy Co	2.400	03/15/19	304,605
200,000	MidAmerican Energy Co	3.700	09/15/23	214,079
200,000	MidAmerican Energy Co	4.800	09/15/43	232,219
350,000	MidAmerican Energy Holdings Co	5.750	04/01/18	392,226
1,032,000	MidAmerican Energy Holdings Co	5.950	05/15/37	1,284,293
300,000	MidAmerican Energy Holdings Co	6.500	09/15/37	392,638
750,000	Mississippi Power Co	4.250	03/15/42	760,211
100,000	National Fuel Gas Co	4.900	12/01/21	108,445
200,000	National Fuel Gas Co	3.750	03/01/23	202,288
820,000	Nevada Power Co	6.500	08/01/18	950,090
45,000	Nevada Power Co	7.125	03/15/19	53,686
230,000	Nevada Power Co	5.375	09/15/40	281,078
700,000	NextEra Energy Capital Holdings, Inc	1.200	06/01/15	701,317
200,000	NextEra Energy Capital Holdings, Inc	2.400	09/15/19	199,810
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,029
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	542,660
350,000	NiSource Finance Corp	6.400	03/15/18	398,625
150,000	NiSource Finance Corp	6.125	03/01/22	177,804
400,000	NiSource Finance Corp	3.850	02/15/23	414,452
100,000	NiSource Finance Corp	5.950	06/15/41	124,995
200,000	NiSource Finance Corp	5.250	02/15/43	229,266
150,000	NiSource Finance Corp	4.800	02/15/44	159,817
300,000	NiSource Finance Corp	5.650	02/01/45	359,120
300,000	Northeast Utilities	2.800	05/01/23	290,351
150,000	Northern States Power Co	2.150	08/15/22	144,069
300,000	Northern States Power Co	2.600	05/15/23	295,136
425,000	Northern States Power Co	5.350	11/01/39	534,552
200,000	Northern States Power Co	3.400	08/15/42	189,488
300,000	Northern States Power Co	4.125	05/15/44	317,394
200,000	NorthWestern Corp	4.176	11/15/44	212,035
150,000	NSTAR Electric Co	5.625	11/15/17	166,539
200,000	NSTAR Electric Co	2.375	10/15/22	192,817
500,000	Oglethorpe Power Corp	4.200	12/01/42	504,461
300,000	Oglethorpe Power Corp	4.550	06/01/44	316,288
250,000	Ohio Edison Co	8.250	10/15/38	399,032
600,000	Ohio Power Co	5.375	10/01/21	694,068
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	125,229
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	398,584
200,000	Oklahoma Gas & Electric Co	4.000	12/15/44	202,603
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	220,316
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	233,124
100,000	Oncor Electric Delivery Co LLC	2.150	06/01/19	99,557
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	161,095
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	101,011
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	122,251
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	621,555
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	186,162
750,000	ONEOK Partners LP	3.250	02/01/16	765,017
100,000	ONEOK Partners LP	2.000	10/01/17	99,442
200,000	ONEOK Partners LP	3.200	09/15/18	202,706
400,000	ONEOK Partners LP	3.375	10/01/22	370,265
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	ONEOK Partners LP	5.000%	09/15/23	$208,962
130,000	ONEOK Partners LP	6.650	10/01/36	149,614
250,000	ONEOK Partners LP	6.850	10/15/37	290,784
100,000	ONEOK Partners LP	6.125	02/01/41	107,572
355,000	Pacific Gas & Electric Co	8.250	10/15/18	427,185
400,000	Pacific Gas & Electric Co	3.250	06/15/23	400,762
175,000	Pacific Gas & Electric Co	3.850	11/15/23	182,146
200,000	Pacific Gas & Electric Co	3.750	02/15/24	208,244
500,000	Pacific Gas & Electric Co	3.400	08/15/24	505,978
420,000	Pacific Gas & Electric Co	6.050	03/01/34	534,704
600,000	Pacific Gas & Electric Co	5.400	01/15/40	709,225
400,000	Pacific Gas & Electric Co	4.500	12/15/41	433,238
150,000	Pacific Gas & Electric Co	3.750	08/15/42	143,385
400,000	Pacific Gas & Electric Co	4.600	06/15/43	426,713
200,000	Pacific Gas & Electric Co	5.125	11/15/43	229,094
300,000	Pacific Gas & Electric Co	4.750	02/15/44	329,941
200,000	Pacific Gas & Electric Co	4.300	03/15/45	205,292
250,000	PacifiCorp	2.950	02/01/22	253,289
200,000	PacifiCorp	2.950	06/01/23	199,128
300,000	PacifiCorp	3.600	04/01/24	310,034
850,000	PacifiCorp	6.000	01/15/39	1,117,882
150,000	PECO Energy Co	2.375	09/15/22	145,828
200,000	PECO Energy Co	4.800	10/15/43	238,206
200,000	PECO Energy Co	4.150	10/01/44	212,559
165,000	Pepco Holdings, Inc	2.700	10/01/15	166,986
300,000	PG&E Corp	2.400	03/01/19	300,454
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	160,641
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	230,943
200,000	Potomac Electric Power Co	3.600	03/15/24	209,508
65,000	Potomac Electric Power Co	7.900	12/15/38	105,836
200,000	Potomac Electric Power Co	4.150	03/15/43	209,707
300,000	PPL Capital Funding, Inc	4.200	06/15/22	317,807
200,000	PPL Capital Funding, Inc	3.500	12/01/22	202,565
400,000	PPL Capital Funding, Inc	3.400	06/01/23	400,751
100,000	PPL Capital Funding, Inc	3.950	03/15/24	104,115
200,000	PPL Electric Utilities Corp	2.500	09/01/22	197,624
300,000	PPL Electric Utilities Corp	4.750	07/15/43	345,609
200,000	PPL Electric Utilities Corp	4.125	06/15/44	209,252
225,000	PPL Energy Supply LLC	6.500	05/01/18	236,308
100,000	PPL Energy Supply LLC	4.600	12/15/21	90,742
300,000	Progress Energy, Inc	3.150	04/01/22	303,898
900,000	Progress Energy, Inc	7.750	03/01/31	1,303,337
200,000	PSEG Power LLC	5.320	09/15/16	213,675
100,000	PSEG Power LLC	2.450	11/15/18	100,159
150,000	Public Service Co of Colorado	2.250	09/15/22	143,882
200,000	Public Service Co of Colorado	2.500	03/15/23	194,930
150,000	Public Service Co of Colorado	3.600	09/15/42	144,994
100,000	Public Service Co of Colorado	4.300	03/15/44	107,650
300,000	Public Service Co of New Hampshire	3.500	11/01/23	309,802
520,000	Public Service Co of Oklahoma	5.150	12/01/19	581,245
100,000	Public Service Co of Oklahoma	4.400	02/01/21	109,610
150,000	Public Service Co of Oklahoma	6.625	11/15/37	202,147
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$220,000		Public Service Electric & Gas Co	5.300%	05/01/18	$244,445
200,000		Public Service Electric & Gas Co	2.300	09/15/18	202,866
500,000		Public Service Electric & Gas Co	1.800	06/01/19	495,358
200,000		Public Service Electric & Gas Co	2.000	08/15/19	199,463
200,000		Public Service Electric & Gas Co	3.750	03/15/24	212,729
200,000		Public Service Electric & Gas Co	3.150	08/15/24	203,425
410,000		Public Service Electric & Gas Co	5.375	11/01/39	516,561
200,000		Public Service Electric & Gas Co	3.950	05/01/42	206,948
100,000		Public Service Electric & Gas Co	3.650	09/01/42	97,853
200,000		Public Service Electric & Gas Co	3.800	01/01/43	202,225
200,000		Public Service Electric & Gas Co	4.000	06/01/44	206,121
250,000		Puget Sound Energy, Inc	5.757	10/01/39	325,434
100,000		Puget Sound Energy, Inc	4.434	11/15/41	108,914
100,000		Questar Corp	2.750	02/01/16	101,803
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,773
400,000		San Diego Gas & Electric Co	3.600	09/01/23	420,534
305,000		San Diego Gas & Electric Co	5.350	05/15/40	378,888
100,000		San Diego Gas & Electric Co	3.950	11/15/41	103,786
300,000		SCANA Corp	4.750	05/15/21	323,348
100,000		SCANA Corp	4.125	02/01/22	103,667
250,000		Scottish Power Ltd	5.810	03/15/25	289,738
605,000		Sempra Energy	2.300	04/01/17	616,122
150,000		Sempra Energy	2.875	10/01/22	147,448
500,000		Sempra Energy	4.050	12/01/23	528,956
200,000		Sempra Energy	3.550	06/15/24	201,857
260,000		Sempra Energy	6.000	10/15/39	321,206
125,000		Sierra Pacific Power Co	3.375	08/15/23	129,759
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	59,893
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	154,043
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	264,144
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	326,610
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	216,179
476,536		Southaven Combined Cycle Generation LLC	3.846	08/15/33	504,747
100,000		Southern California Edison Co	5.000	01/15/16	104,433
200,000		Southern California Edison Co	1.125	05/01/17	199,494
250,000		Southern California Edison Co	5.500	08/15/18	281,648
280,000		Southern California Edison Co	3.875	06/01/21	304,045
400,000		Southern California Edison Co	3.500	10/01/23	420,481
185,000		Southern California Edison Co	6.050	03/15/39	242,892
300,000		Southern California Edison Co	4.500	09/01/40	328,205
500,000		Southern California Edison Co	3.900	12/01/41	507,049
200,000		Southern California Edison Co	4.050	03/15/42	207,538
500,000		Southern California Edison Co	3.900	03/15/43	506,366
200,000		Southern California Gas Co	3.150	09/15/24	202,100
150,000		Southern California Gas Co	3.750	09/15/42	148,829
200,000		Southern California Gas Co	4.450	03/15/44	224,491
200,000		Southern Co	2.375	09/15/15	202,178
100,000		Southern Co	1.950	09/01/16	101,252
300,000		Southern Co	2.450	09/01/18	306,158
108,000	g	Southern Natural Gas Co	5.900	04/01/17	116,126
550,000		Southern Natural Gas Co	4.400	06/15/21	571,934
100,000		Southern Natural Gas Co	8.000	03/01/32	129,555
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Southwest Gas Corp	3.875%	04/01/22	$262,665
250,000		Southwestern Electric Power Co	5.550	01/15/17	269,971
400,000		Southwestern Electric Power Co	6.200	03/15/40	518,728
600,000		Southwestern Public Service Co	4.500	08/15/41	662,901
60,000		Spectra Energy Capital LLC	6.200	04/15/18	66,670
600,000		Spectra Energy Capital LLC	3.300	03/15/23	569,924
200,000		Spectra Energy Partners LP	2.950	09/25/18	204,679
200,000		Spectra Energy Partners LP	4.750	03/15/24	214,384
200,000		Spectra Energy Partners LP	5.950	09/25/43	237,394
150,000		System Energy Resources, Inc	4.100	04/01/23	153,535
200,000		Tampa Electric Co	5.400	05/15/21	233,738
100,000		Tampa Electric Co	2.600	09/15/22	97,849
100,000		Tampa Electric Co	4.100	06/15/42	102,234
175,000		Tampa Electric Co	4.350	05/15/44	186,601
200,000		TECO Finance, Inc	5.150	03/15/20	223,325
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	242,170
12,000		Toledo Edison Co	7.250	05/01/20	14,285
300,000		Toledo Edison Co	6.150	05/15/37	371,965
770,000		Total Capital S.A.	3.125	10/02/15	784,674
300,000		Total Capital S.A.	2.125	08/10/18	302,426
200,000		Total Capital S.A.	4.450	06/24/20	219,420
100,000		Total Capital S.A.	4.125	01/28/21	107,663
200,000		TransAlta Corp	1.900	06/03/17	199,153
350,000		TransAlta Corp	6.650	05/15/18	392,729
300,000		TransAlta Corp	4.500	11/15/22	301,488
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	116,977
100,000	g	Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	102,154
300,000		Union Electric Co	3.500	04/15/24	312,703
100,000		Union Electric Co	8.450	03/15/39	168,888
100,000		Union Electric Co	3.900	09/15/42	100,919
100,000		United Utilities plc	6.875	08/15/28	119,178
200,000		Virginia Electric and Power Co	1.200	01/15/18	197,505
309,000		Virginia Electric and Power Co	2.750	03/15/23	305,549
500,000		Virginia Electric and Power Co	3.450	02/15/24	514,832
350,000		Virginia Electric and Power Co	6.000	05/15/37	461,134
160,000		Virginia Electric and Power Co	4.000	01/15/43	162,285
250,000		Virginia Electric and Power Co	4.650	08/15/43	280,030
400,000		Virginia Electric and Power Co	4.450	02/15/44	436,924
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	150,371
375,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	376,908
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	503,479
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	407,960
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	416,560
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	421,748
500,000		Westar Energy, Inc	4.125	03/01/42	522,534
175,000		Westar Energy, Inc	4.100	04/01/43	182,621
200,000		Western Gas Partners LP	2.600	08/15/18	200,696
450,000		Western Gas Partners LP	4.000	07/01/22	456,121
100,000		Western Gas Partners LP	5.450	04/01/44	105,309
225,000		Western Massachusetts Electric Co	3.500	09/15/21	234,670
3,000,000		WFRBS Commercial Mortgage Trust 2014-C20	3.635	05/15/47	3,138,678
35,000		Williams Cos, Inc	7.875	09/01/21	40,431
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$475,000	Williams Cos, Inc	3.700%	01/15/23	$426,591
350,000	Williams Cos, Inc	4.550	06/24/24	325,493
300,000	Williams Cos, Inc	7.750	06/15/31	321,278
350,000	Williams Cos, Inc	5.750	06/24/44	304,450
245,000	Williams Partners LP	3.800	02/15/15	245,700
70,000	Williams Partners LP	7.250	02/01/17	77,155
530,000	Williams Partners LP	5.250	03/15/20	575,330
600,000	Williams Partners LP	4.000	11/15/21	601,468
200,000	Williams Partners LP	3.350	08/15/22	191,047
300,000	Williams Partners LP	4.500	11/15/23	302,740
300,000	Williams Partners LP	4.300	03/04/24	299,449
500,000	Williams Partners LP	3.900	01/15/25	480,538
300,000	Williams Partners LP	5.800	11/15/43	310,902
300,000	Williams Partners LP	5.400	03/04/44	293,699
500,000	Williams Partners LP	4.900	01/15/45	468,283
300,000	Wisconsin Electric Power Co	1.700	06/15/18	298,674
200,000	Wisconsin Electric Power Co	5.625	05/15/33	257,616
200,000	Wisconsin Electric Power Co	3.650	12/15/42	201,625
100,000	Wisconsin Electric Power Co	4.250	06/01/44	107,543
200,000	Wisconsin Power & Light Co	2.250	11/15/22	195,718
100,000	Wisconsin Power & Light Co	4.100	10/15/44	103,579
200,000	Wisconsin Public Service Corp	3.671	12/01/42	201,001
200,000	Wisconsin Public Service Corp	4.752	11/01/44	233,173
1,060,000	World Omni Auto Receivables Trust 2014-B	1.680	12/15/20	1,052,881
200,000	Xcel Energy, Inc	0.750	05/09/16	199,643
100,000	Xcel Energy, Inc	4.700	05/15/20	110,964
100,000	Xcel Energy, Inc	4.800	09/15/41	111,540
	TOTAL UTILITIES			137,644,158

	TOTAL CORPORATE BONDS			1,429,098,325
	(Cost $1,391,750,013)

GOVERNMENT BONDS - 72.2%

AGENCY SECURITIES - 3.2%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	252,925
3,000,000	Federal Farm Credit Bank (FFCB)	1.500	11/16/15	3,031,491
1,475,000	FFCB	4.875	12/16/15	1,539,133
1,600,000	FFCB	1.050	03/28/16	1,612,891
7,650,000	Federal Home Loan Bank (FHLB)	2.875	06/12/15	7,739,306
6,215,000	FHLB	0.375	08/28/15	6,220,388
1,000,000	FHLB	5.375	05/18/16	1,066,691
95,000	FHLB	4.750	12/16/16	102,866
500,000	FHLB	4.875	05/17/17	546,173
1,000,000	FHLB	0.750	09/08/17	992,004
2,745,000	FHLB	5.000	11/17/17	3,051,037
4,000,000	FHLB	1.625	06/14/19	3,991,100
5,005,000	FHLB	5.500	07/15/36	6,863,987
108,000	Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	110,414
125,000	FHLMC	4.750	11/17/15	129,858
132,000	FHLMC	4.750	01/19/16	138,075
6,213,000	FHLMC	5.250	04/18/16	6,595,068
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$127,000		FHLMC	5.500%	07/18/16	$136,683
16,736,000		FHLMC	5.125	10/18/16	18,044,052
20,000,000		FHLMC	0.875	03/07/18	19,759,060
14,000,000		FHLMC	2.375	01/13/22	14,144,116
10,000,000		Federal National Mortgage Association (FNMA)	0.500	05/27/15	10,011,190
5,000,000		FNMA	0.500	07/02/15	5,004,650
8,000,000		FNMA	0.375	12/21/15	8,001,864
5,000,000		FNMA	2.250	03/15/16	5,104,805
10,215,000		FNMA	5.000	03/15/16	10,772,422
150,000		FNMA	5.000	05/11/17	164,121
4,340,000		FNMA	5.375	06/12/17	4,798,157
8,000,000		FNMA	1.625	11/27/18	8,038,520
11,000,000	j	FNMA	0.000	10/09/19	9,889,759
2,310,000	i	FNMA	2.301	09/25/22	2,270,386
3,000,000		FNMA	2.625	09/06/24	3,038,163
5,000,000		FNMA	6.625	11/15/30	7,424,270
1,000,000		FNMA	5.625	07/15/37	1,407,539
815,000		Financing Corp	9.400	02/08/18	1,013,690
825,000		Financing Corp	9.800	04/06/18	1,045,748
815,000		Financing Corp	10.350	08/03/18	1,063,040
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,912,895
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	508,331
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	454,171
590,000		PEFCO	2.250	12/15/17	605,649
175,000		PEFCO	1.450	08/15/19	168,171
550,000		PEFCO	2.250	03/15/20	552,838
400,000		PEFCO	2.050	11/15/22	383,960
700,000		Tunisia Government AID Bonds	1.686	07/16/19	697,033
250,000		Ukraine Government AID Bonds	1.844	05/16/19	251,688
300,000		Israel Government AID Bond	5.500	04/26/24	371,939
300,000		Tennessee Valley Authority	1.750	10/15/18	302,806
750,000		Tennessee Valley Authority	2.875	09/15/24	759,587
		TOTAL AGENCY SECURITIES			182,084,710

FOREIGN GOVERNMENT BONDS - 3.6%
450,000		African Development Bank	2.375	09/23/21	458,329
1,750,000		Asian Development Bank	2.500	03/15/16	1,792,175
2,000,000		Asian Development Bank	1.125	03/15/17	2,010,180
1,000,000		Asian Development Bank	1.875	04/12/19	1,010,337
1,500,000		Asian Development Bank	1.375	03/23/20	1,467,484
1,000,000		Asian Development Bank	2.125	11/24/21	1,000,339
75,000		Asian Development Bank	5.820	06/16/28	99,607
906,000		Brazilian Government International Bond	5.875	01/15/19	1,010,190
2,090,000		Brazilian Government International Bond	4.875	01/22/21	2,220,625
1,424,000		Brazilian Government International Bond	4.250	01/07/25	1,424,000
2,730,000		Brazilian Government International Bond	5.625	01/07/41	2,941,575
1,152,000		Brazilian Government International Bond	5.000	01/27/45	1,128,960
850,000		Canada Government International Bond	0.875	02/14/17	850,697
1,000,000		Canada Government International Bond	1.625	02/27/19	1,003,060
300,000		Chile Government International Bond	2.250	10/30/22	287,700
880,000		Chile Government International Bond	3.125	03/27/25	875,600
300,000		Chile Government International Bond	3.625	10/30/42	272,250
850,000		China Development Bank	5.000	10/15/15	874,966
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	Colombia Government International Bond	7.375%	03/18/19	$528,750
900,000	Colombia Government International Bond	4.375	07/12/21	951,750
600,000	Colombia Government International Bond	2.625	03/15/23	557,100
750,000	Colombia Government International Bond	4.000	02/26/24	766,875
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,496,875
750,000	Colombia Government International Bond	5.625	02/26/44	843,750
30,000	Corp Andina de Fomento	5.125	05/05/15	30,375
500,000	Corp Andina de Fomento	3.750	01/15/16	512,519
527,000	Corp Andina de Fomento	4.375	06/15/22	566,450
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,023,814
500,000	Council of Europe Development Bank	1.500	06/19/17	505,315
500,000	Council of Europe Development Bank	1.000	03/07/18	494,865
500,000	Council of Europe Development Bank	1.125	05/31/18	495,335
300,000	Development Bank of Japan	5.125	02/01/17	325,416
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,443
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,537,098
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,011,864
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	500,906
4,000,000	European Investment Bank	1.125	04/15/15	4,009,520
5,000,000	European Investment Bank	1.625	09/01/15	5,039,815
5,500,000	European Investment Bank	1.375	10/20/15	5,544,176
4,000,000	European Investment Bank	2.250	03/15/16	4,083,560
1,000,000	European Investment Bank	0.625	04/15/16	1,001,590
2,200,000	European Investment Bank	1.750	03/15/17	2,241,930
2,500,000	European Investment Bank	0.875	04/18/17	2,496,828
700,000	European Investment Bank	1.000	08/17/17	698,796
750,000	European Investment Bank	1.000	03/15/18	742,597
500,000	European Investment Bank	1.000	06/15/18	493,075
1,000,000	European Investment Bank	1.875	03/15/19	1,010,070
1,000,000	European Investment Bank	2.875	09/15/20	1,051,210
500,000	European Investment Bank	2.500	04/15/21	513,780
2,500,000	European Investment Bank	2.125	10/15/21	2,506,525
2,000,000	European Investment Bank	3.250	01/29/24	2,153,102
500,000	European Investment Bank	2.500	10/15/24	507,184
1,705,000	European Investment Bank	4.875	02/15/36	2,185,905
545,000	Export Development Canada	2.250	05/28/15	549,313
300,000	Export Development Canada	0.500	09/15/15	300,425
250,000	Export Development Canada	1.250	10/26/16	252,398
500,000	Export Development Canada	0.625	12/15/16	498,515
1,300,000	Export Development Canada	0.750	12/15/17	1,282,463
500,000	Export Development Canada	1.750	08/19/19	501,250
250,000	Export-Import Bank of Korea	5.875	01/14/15	250,293
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,113,395
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,534
400,000	Export-Import Bank of Korea	3.750	10/20/16	416,932
200,000	Export-Import Bank of Korea	1.750	02/27/18	198,892
775,000	Export-Import Bank of Korea	5.125	06/29/20	873,410
300,000	Export-Import Bank of Korea	5.000	04/11/22	341,459
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,713,225
526,944	Federative Republic of Brazil	8.000	01/15/18	576,214
100,000	Finland Government International Bond	6.950	02/15/26	133,051
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,732,923
500,000	Hydro Quebec	2.000	06/30/16	509,580
270,000	Hydro Quebec	9.400	02/01/21	368,025
200,000	Hydro Quebec	8.500	12/01/29	310,235
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Hydro-Quebec	1.375%	06/19/17	$804,248
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,525,970
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,026,901
750,000	Inter-American Development Bank	1.500	09/25/18	750,638
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,212,526
750,000	Inter-American Development Bank	1.375	07/15/20	729,366
700,000	Inter-American Development Bank	3.200	08/07/42	695,463
300,000	Inter-American Development Bank	4.375	01/24/44	369,952
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,227,818
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,141,933
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	954,745
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,520,384
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,009,187
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,516,646
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	558,858
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	507,364
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,620,160
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,058,946
1,700,000	International Finance Corp	2.750	04/20/15	1,712,257
2,750,000	International Finance Corp	1.125	11/23/16	2,761,663
2,000,000	International Finance Corp	1.750	09/04/18	2,020,806
800,000	Israel Government AID Bond	5.500	09/18/23	984,902
400,000	Israel Government International Bond	5.125	03/26/19	454,000
705,000	Israel Government International Bond	4.000	06/30/22	764,079
300,000	Israel Government International Bond	3.150	06/30/23	305,220
300,000	Israel Government International Bond	4.500	01/30/43	306,240
500,000	Italian Republic	3.125	01/26/15	500,710
1,200,000	Italian Republic	5.250	09/20/16	1,278,000
1,374,000	Italian Republic	5.375	06/15/33	1,639,091
1,500,000	Italy Government International Bond	4.750	01/25/16	1,557,783
430,000	Italy Government International Bond	5.375	06/12/17	466,868
500,000	Italy Government International Bond	6.875	09/27/23	631,097
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,111,340
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,896,420
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,055,292
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,132,632
600,000	Japan Finance Corp	2.250	07/13/16	613,312
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	980,678
1,600,000	KFW	2.625	01/25/22	1,654,258
475,000	Korea Development Bank	4.375	08/10/15	484,888
235,000	Korea Development Bank	3.250	03/09/16	240,537
400,000	Korea Development Bank	3.500	08/22/17	416,396
300,000	Korea Development Bank	1.500	01/22/18	296,148
200,000	Korea Development Bank	3.000	09/14/22	200,896
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,021,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,622,142
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,251,675
1,000,000	Mexico Government International Bond	3.600	01/30/25	996,500
461,000	Mexico Government International Bond	6.750	09/27/34	602,066
1,132,000	Mexico Government International Bond	6.050	01/11/40	1,384,436
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,536,645
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,950,675
150,000	Mexico Government International Bond	5.750	10/12/10	161,250
500,000	Nordic Investment Bank	2.250	03/15/16	510,505
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Nordic Investment Bank	0.750%	01/17/18	$1,477,740
2,300,000	North American Development Bank	2.400	10/26/22	2,227,230
1,100,000	Panama Government International Bond	5.200	01/30/20	1,212,750
250,000	Panama Government International Bond	4.000	09/22/24	256,875
692,000	Panama Government International Bond	6.700	01/26/36	894,410
300,000	Panama Government International Bond	7.125	01/29/26	385,500
400,000	Panama Government International Bond	4.300	04/29/53	376,000
520,000	Peruvian Government International Bond	7.125	03/30/19	614,900
925,000	Peruvian Government International Bond	7.350	07/21/25	1,227,938
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,427,250
500,000	Peruvian Government International Bond	5.625	11/18/50	588,750
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,273,438
225,000	Philippine Government International Bond	4.200	01/21/24	244,125
750,000	Philippine Government International Bond	5.500	03/30/26	886,875
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,217,500
380,000	Poland Government International Bond	3.875	07/16/15	386,878
1,985,000	Poland Government International Bond	6.375	07/15/19	2,322,450
67,000	Poland Government International Bond	5.125	04/21/21	75,362
390,000	Poland Government International Bond	5.000	03/23/22	436,878
490,000	Poland Government International Bond	3.000	03/17/23	487,968
1,000,000	Poland Government International Bond	4.000	01/22/24	1,061,250
400,000	Province of British Columbia Canada	1.200	04/25/17	401,820
200,000	Province of British Columbia Canada	2.650	09/22/21	206,062
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,760,738
500,000	Province of Manitoba Canada	4.900	12/06/16	538,745
500,000	Province of Manitoba Canada	1.125	06/01/18	494,490
500,000	Province of Manitoba Canada	1.750	05/30/19	499,440
300,000	Province of Manitoba Canada	3.050	05/14/24	310,915
200,000	Province of New Brunswick Canada	5.200	02/21/17	217,536
200,000	Province of New Brunswick Canada	2.750	06/15/18	207,623
50,000	Province of Nova Scotia Canada	5.125	01/26/17	54,285
200,000	Province of Nova Scotia Canada	8.250	07/30/22	271,834
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,022,050
2,300,000	Province of Ontario Canada	1.600	09/21/16	2,330,774
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,292,486
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,010,110
1,000,000	Province of Ontario Canada	1.650	09/27/19	988,490
230,000	Province of Ontario Canada	4.400	04/14/20	255,958
800,000	Province of Ontario Canada	2.450	06/29/22	796,408
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,566,750
385,000	Province of Quebec Canada	5.125	11/14/16	415,384
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,249,828
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,198,523
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,098,653
200,000	Province of Quebec Canada	7.125	02/09/24	265,578
500,000	Province of Quebec Canada	2.875	10/16/24	504,586
201,000	Province of Quebec Canada	7.500	09/15/29	297,056
100,000	Province of Saskatchewan Canada	8.500	07/15/22	139,225
200,000	Region of Lombardy Italy	5.804	10/25/32	219,011
700,000	Republic of Korea	7.125	04/16/19	844,634
500,000	Republic of Korea	3.875	09/11/23	546,760
400,000	Republic of Korea	4.125	06/10/44	465,936
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Republic of Philippines	4.000%	01/15/21	$2,712,500
800,000		Republic of Turkey	7.500	07/14/17	893,000
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,153,925
225,000		South Africa Government International Bond	5.500	03/09/20	246,375
500,000		South Africa Government International Bond	4.665	01/17/24	517,500
300,000		South Africa Government International Bond	5.875	09/16/25	337,875
300,000		South Africa Government International Bond	6.250	03/08/41	355,125
525,000		South Africa Government International Bond	5.375	07/24/44	554,531
625,000		Svensk Exportkredit AB	5.125	03/01/17	679,726
425,000		Svensk Exportkredit AB	1.125	04/05/18	420,894
500,000		Tunisia Government AID Bonds	2.452	07/24/21	507,675
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,450,000
600,000		Turkey Government International Bond	6.250	09/26/22	684,750
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,320,625
800,000		Turkey Government International Bond	5.750	03/22/24	894,000
3,250,000		Turkey Government International Bond	4.875	04/16/43	3,237,260
800,000		Turkey Government International Bond	6.625	02/17/45	981,800
519,343		Uruguay Government International Bond	4.500	08/14/24	545,310
500,000		Uruguay Government International Bond	4.125	11/20/45	446,250
1,113,907		Uruguay Government International Bond	5.100	06/18/50	1,130,616
		TOTAL FOREIGN GOVERNMENT BONDS			212,786,773

MORTGAGE BACKED - 28.5%
60,652	i	Federal Home Loan Mortgage Corp (FHLMC)	4.920	04/01/35	63,516
10,101	i	FHLMC	2.250	10/01/35	10,727
137,284	i	FHLMC	2.380	02/01/36	147,247
77,876	i	FHLMC	2.313	07/01/36	83,389
244,051	i	FHLMC	2.255	09/01/36	259,428
129,347	i	FHLMC	2.366	09/01/36	137,420
184,767	i	FHLMC	2.371	09/01/36	197,523
46,226	i	FHLMC	5.893	01/01/37	49,068
10,449	i	FHLMC	2.375	02/01/37	11,194
15,323	i	FHLMC	2.390	02/01/37	16,385
356,269	i	FHLMC	2.407	03/01/37	381,016
13,714	i	FHLMC	5.740	03/01/37	14,204
252,069	i	FHLMC	5.716	04/01/37	265,633
200,990	i	FHLMC	6.029	04/01/37	213,390
30,152	i	FHLMC	1.950	05/01/37	30,785
46,350	i	FHLMC	2.649	05/01/37	50,146
45,027	i	FHLMC	2.250	06/01/37	47,985
207,636	i	FHLMC	2.389	06/01/37	219,517
207,763	i	FHLMC	2.618	08/01/37	215,659
136,564	i	FHLMC	1.411	09/01/37	140,705
247,369	i	FHLMC	1.675	09/01/37	258,519
1,844	i	FHLMC	6.168	09/01/37	1,947
25,470	i	FHLMC	5.534	02/01/38	27,138
70,065	i	FHLMC	2.291	04/01/38	73,125
173,042	i	FHLMC	4.870	04/01/38	185,034
57,512	i	FHLMC	4.846	06/01/38	60,823
18,920	i	FHLMC	2.125	07/01/38	20,288
57,096		FHLMC	5.000	10/01/39	63,208
43,309	i	FHLMC	3.493	06/01/40	46,227
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$346,272	i	FHLMC	3.402%	07/01/40	$366,240
325,237	i	FHLMC	2.946	01/01/41	340,609
44,578	i	FHLMC	2.592	05/01/41	46,875
870,579	i	FHLMC	2.977	08/01/41	924,226
447,105	i	FHLMC	2.943	09/01/41	470,956
104,499	i	FHLMC	3.143	10/01/41	109,329
1,579		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	1,584
17		FGLMC	7.500	05/01/16	17
8		FGLMC	7.500	06/01/16	8
8,257		FGLMC	5.500	05/01/17	8,733
18,174		FGLMC	5.500	06/01/17	19,222
14,078		FGLMC	5.000	12/01/17	14,790
8,794		FGLMC	5.500	12/01/17	9,301
15,939		FGLMC	5.000	03/01/18	16,745
52,722		FGLMC	5.000	04/01/18	55,397
46,796		FGLMC	4.500	06/01/18	49,143
135,200		FGLMC	4.500	09/01/18	142,256
98,278		FGLMC	4.000	11/01/18	104,080
166,879		FGLMC	4.500	01/01/19	176,268
18,657		FGLMC	4.000	05/01/19	19,758
142,488		FGLMC	4.500	05/01/19	149,936
319,943		FGLMC	4.500	06/01/19	336,675
111,036		FGLMC	4.000	10/01/19	117,598
40,218		FGLMC	5.500	11/01/19	42,895
326,000		FGLMC	4.500	12/01/19	342,676
52,171		FGLMC	4.500	01/01/20	54,901
1,090,921		FGLMC	4.500	02/01/20	1,145,517
21,832		FGLMC	4.500	02/01/20	23,297
245,716		FGLMC	5.000	05/01/20	258,253
264,159		FGLMC	5.000	05/01/20	279,798
21,630		FGLMC	4.500	07/01/20	23,148
238,098		FGLMC	5.000	07/01/20	252,594
4,476		FGLMC	7.000	10/01/20	4,792
21,477		FGLMC	5.000	12/01/20	22,878
859,685		FGLMC	4.000	05/01/21	910,752
464,164		FGLMC	4.500	06/01/21	494,881
261,715		FGLMC	4.500	06/01/21	279,101
218,999		FGLMC	5.000	07/01/21	233,334
31,825		FGLMC	5.500	07/01/21	34,674
3,593,145		FGLMC	3.000	12/01/21	3,744,855
21,127		FGLMC	5.000	10/01/22	22,886
17,585		FGLMC	6.000	11/01/22	19,268
151,714		FGLMC	5.000	04/01/23	165,008
10,026		FGLMC	4.500	05/01/23	10,777
126,433		FGLMC	5.000	05/01/23	139,368
32,935		FGLMC	5.000	10/01/23	35,832
26,208		FGLMC	5.500	10/01/23	29,231
27,605		FGLMC	5.000	11/01/23	30,429
56,841		FGLMC	5.000	03/01/24	62,656
14,567		FGLMC	4.500	04/01/24	15,730
6,257		FGLMC	4.500	05/01/24	6,760
43,169		FGLMC	4.500	06/01/24	46,646
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$391,299	FGLMC	4.000%	07/01/24	$416,666
192,110	FGLMC	4.000	07/01/24	204,487
71,050	FGLMC	5.500	07/01/24	77,330
393,300	FGLMC	4.000	08/01/24	418,618
62,450	FGLMC	4.500	09/01/24	67,435
28,166	FGLMC	4.500	09/01/24	30,427
14,536	FGLMC	4.500	09/01/24	15,702
14,311	FGLMC	5.500	09/01/24	15,969
487,816	FGLMC	4.000	10/01/24	519,418
47,955	FGLMC	4.500	10/01/24	51,949
15,060	FGLMC	4.500	10/01/24	16,265
15,447	FGLMC	4.500	11/01/24	16,682
42,998	FGLMC	4.500	12/01/24	46,454
29,159	FGLMC	4.500	02/01/25	30,646
662,413	FGLMC	4.000	03/01/25	707,308
18,230	FGLMC	4.500	06/01/25	19,663
36,293	FGLMC	4.500	07/01/25	39,205
681,673	FGLMC	3.500	10/01/25	720,646
374,609	FGLMC	4.000	10/01/25	399,870
1,172,797	FGLMC	3.500	11/01/25	1,239,849
709,705	FGLMC	3.500	11/01/25	750,280
323,154	FGLMC	3.500	12/01/25	341,629
224,698	FGLMC	3.000	01/01/26	233,503
2,321,880	FGLMC	3.500	01/01/26	2,454,651
204,803	FGLMC	4.000	04/01/26	219,264
420,657	FGLMC	4.000	05/01/26	450,345
104,579	FGLMC	5.500	07/01/26	116,638
1,341,481	FGLMC	4.000	08/01/26	1,436,199
7,923	FGLMC	6.000	08/01/26	8,951
371,941	FGLMC	3.000	09/01/26	386,998
981,384	FGLMC	3.000	10/01/26	1,021,205
1,434,306	FGLMC	3.500	10/01/26	1,516,374
44,483	FGLMC	5.000	10/01/26	49,044
12,701	FGLMC	5.500	10/01/26	14,179
5,664,605	FGLMC	3.000	02/01/27	5,894,441
3,080,071	FGLMC	2.500	05/01/27	3,141,110
3,055,642	FGLMC	2.500	11/01/27	3,116,241
146,535	FGLMC	6.000	12/01/27	165,817
2,420,676	FGLMC	2.500	01/01/28	2,467,119
6,225,896	FGLMC	2.500	03/01/28	6,345,583
189,314	FGLMC	5.000	03/01/28	208,794
3,397,870	FGLMC	2.500	05/01/28	3,463,171
19,405	FGLMC	5.500	05/01/28	21,705
9,208,844	FGLMC	2.500	07/01/28	9,385,959
8,625,157	FGLMC	2.500	07/01/28	8,790,943
2,560,095	FGLMC	3.000	10/01/28	2,660,419
131	FGLMC	6.500	10/01/28	149
162,634	FGLMC	5.500	01/01/29	181,802
5,100	FGLMC	6.500	01/01/29	5,795
29,153	FGLMC	4.000	02/01/29	31,352
5,077,654	FGLMC	3.500	03/01/29	5,367,954
1,318	FGLMC	6.500	03/01/29	1,541
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$166,212	FGLMC	4.500%	04/01/29	$180,092
9,756,129	FGLMC	3.000	07/01/29	10,138,445
15,885	FGLMC	6.500	07/01/29	18,048
45,767	FGLMC	5.000	12/01/29	50,676
70,302	FGLMC	4.000	08/01/30	75,642
398,858	FGLMC	4.500	01/01/31	434,706
787	FGLMC	8.000	01/01/31	913
463,753	FGLMC	4.000	03/01/31	499,446
56,521	FGLMC	4.000	05/01/31	60,877
452,707	FGLMC	4.500	05/01/31	493,355
186,562	FGLMC	4.000	06/01/31	200,845
571,920	FGLMC	4.000	08/01/31	615,951
529,966	FGLMC	4.000	09/01/31	570,723
7,380	FGLMC	6.500	09/01/31	8,385
19,375	FGLMC	8.000	09/01/31	22,820
256,802	FGLMC	3.500	11/01/31	270,264
110,426	FGLMC	7.000	12/01/31	130,380
38,129	FGLMC	6.500	01/01/32	43,320
84,433	FGLMC	6.000	02/01/32	96,677
3,571,079	FGLMC	3.000	03/01/32	3,687,822
34,907	FGLMC	7.000	04/01/32	40,421
33,836	FGLMC	6.500	05/01/32	39,568
2,823,115	FGLMC	3.500	09/01/32	2,971,471
28,236	FGLMC	5.500	11/01/32	31,790
34,153	FGLMC	6.000	02/01/33	39,115
123,475	FGLMC	5.000	03/01/33	136,588
119,459	FGLMC	6.000	03/01/33	136,742
89,593	FGLMC	6.000	03/01/33	102,338
6,456	FGLMC	6.000	03/01/33	7,300
57,440	FGLMC	5.000	04/01/33	63,617
13,895	FGLMC	6.000	04/01/33	15,913
1,147,567	FGLMC	5.000	06/01/33	1,269,327
287,770	FGLMC	5.500	06/01/33	324,444
4,556,698	FGLMC	3.500	07/01/33	4,795,980
115,057	FGLMC	4.500	07/01/33	124,988
129,902	FGLMC	5.000	08/01/33	143,250
11,200	FGLMC	5.000	08/01/33	12,367
35,095	FGLMC	6.500	08/01/33	39,874
356,597	FGLMC	5.000	09/01/33	397,302
146,851	FGLMC	5.500	09/01/33	165,496
165,919	FGLMC	5.500	09/01/33	187,200
55,335	FGLMC	5.500	09/01/33	62,286
147,205	FGLMC	5.500	09/01/33	165,856
59,638	FGLMC	4.000	10/01/33	63,906
25,327	FGLMC	5.000	10/01/33	27,972
214,349	FGLMC	5.500	10/01/33	241,544
208,106	FGLMC	5.500	12/01/33	234,701
60,813	FGLMC	5.500	12/01/33	68,457
687,566	FGLMC	7.000	12/01/33	813,327
588,157	FGLMC	5.000	01/01/34	650,865
14,398	FGLMC	5.500	02/01/34	16,260
73,355	FGLMC	5.000	03/01/34	81,200
107

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$88,828	FGLMC	5.500%	03/01/34	$100,325
181,449	FGLMC	5.000	05/01/34	200,962
93,414	FGLMC	4.500	06/01/34	101,884
184,327	FGLMC	5.000	06/01/34	204,067
66,080	FGLMC	5.500	06/01/34	74,409
47,284	FGLMC	6.000	06/01/34	54,246
133,608	FGLMC	6.000	09/01/34	153,028
17,717	FGLMC	5.000	11/01/34	19,761
794,176	FGLMC	5.500	11/01/34	893,991
594,179	FGLMC	5.000	12/01/34	657,945
45,507	FGLMC	5.500	12/01/34	51,261
97,330	FGLMC	5.500	12/01/34	109,692
42,148	FGLMC	5.500	01/01/35	47,422
5,628	FGLMC	5.500	01/01/35	6,358
10,557	FGLMC	5.500	01/01/35	11,911
269,802	FGLMC	4.500	04/01/35	294,199
277,194	FGLMC	6.000	05/01/35	317,086
36,815	FGLMC	6.000	05/01/35	42,158
237,892	FGLMC	7.000	05/01/35	267,270
57,212	FGLMC	5.500	06/01/35	64,597
35,365	FGLMC	5.500	06/01/35	39,922
34,834	FGLMC	5.000	07/01/35	38,447
1,037,221	FGLMC	5.000	07/01/35	1,148,464
39,422	FGLMC	6.000	07/01/35	44,589
1,521,622	FGLMC	5.000	08/01/35	1,682,741
45,096	FGLMC	5.500	08/01/35	50,344
99,470	FGLMC	6.000	08/01/35	112,366
21,959	FGLMC	4.500	09/01/35	23,910
37,249	FGLMC	5.000	10/01/35	41,288
209,305	FGLMC	5.000	10/01/35	231,994
145,205	FGLMC	5.000	10/01/35	160,432
764,462	FGLMC	5.500	10/01/35	862,426
25,086	FGLMC	5.000	12/01/35	27,731
147,048	FGLMC	5.000	12/01/35	162,550
70,003	FGLMC	6.000	01/01/36	79,937
48,217	FGLMC	5.000	02/01/36	53,291
20,547	FGLMC	5.000	02/01/36	22,709
25,695	FGLMC	6.000	02/01/36	29,364
245,794	FGLMC	5.500	04/01/36	274,924
34,018	FGLMC	5.500	05/01/36	38,299
4,543	FGLMC	6.500	05/01/36	5,161
949,043	FGLMC	6.000	06/01/36	1,082,282
198,380	FGLMC	5.000	07/01/36	219,130
205,330	FGLMC	6.000	07/01/36	235,278
33,134	FGLMC	6.000	08/01/36	37,617
27,684	FGLMC	6.000	09/01/36	31,291
680,986	FGLMC	5.500	10/01/36	762,401
963,146	FGLMC	5.500	10/01/36	1,080,784
94,780	FGLMC	6.500	10/01/36	107,686
39,647	FGLMC	5.500	11/01/36	44,360
98,165	FGLMC	6.000	11/01/36	111,800
473,271	FGLMC	6.000	12/01/36	534,494
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$781,572	FGLMC	5.500%	03/01/37	$871,696
307,385	FGLMC	6.000	03/01/37	348,205
48,899	FGLMC	6.500	03/01/37	55,557
305,057	FGLMC	5.500	04/01/37	341,453
36,192	FGLMC	5.000	05/01/37	39,924
28,583	FGLMC	5.000	06/01/37	31,508
144,070	FGLMC	5.500	06/01/37	160,973
568,659	FGLMC	6.000	07/01/37	643,763
207,631	FGLMC	6.000	08/01/37	235,908
82,574	FGLMC	6.000	09/01/37	93,721
873,669	FGLMC	5.500	10/01/37	985,857
30,346	FGLMC	6.000	11/01/37	34,348
235,377	FGLMC	6.500	11/01/37	267,427
99,143	FGLMC	6.000	01/01/38	112,103
43,425	FGLMC	6.000	02/01/38	49,056
359,497	FGLMC	6.000	02/01/38	406,738
439,597	FGLMC	5.000	03/01/38	484,708
1,395,177	FGLMC	5.000	03/01/38	1,538,883
50,517	FGLMC	5.000	04/01/38	56,703
508,810	FGLMC	5.000	04/01/38	567,661
646,285	FGLMC	5.500	04/01/38	723,306
153,995	FGLMC	5.500	05/01/38	172,209
17,974	FGLMC	5.500	06/01/38	20,124
51,391	FGLMC	6.000	07/01/38	58,123
601,810	FGLMC	5.500	08/01/38	673,458
79,091	FGLMC	5.500	08/01/38	88,838
70,809	FGLMC	5.000	09/01/38	78,053
275,705	FGLMC	5.500	09/01/38	310,124
956,460	FGLMC	5.500	09/01/38	1,069,363
14,862	FGLMC	5.500	10/01/38	16,646
354,449	FGLMC	6.000	11/01/38	400,801
2,446,975	FGLMC	5.500	01/01/39	2,737,293
2,079,281	FGLMC	4.500	02/01/39	2,252,803
1,022,359	FGLMC	5.000	02/01/39	1,126,953
69,888	FGLMC	5.500	02/01/39	78,130
12,918	FGLMC	4.500	03/01/39	13,998
367,825	FGLMC	5.000	03/01/39	410,470
53,527	FGLMC	6.000	03/01/39	60,471
2,457,899	FGLMC	4.500	04/01/39	2,678,849
53,962	FGLMC	4.500	04/01/39	59,582
718,397	FGLMC	4.000	05/01/39	766,703
8,236,011	FGLMC	4.500	05/01/39	9,035,800
1,361,230	FGLMC	4.500	05/01/39	1,474,583
18,958	FGLMC	4.500	05/01/39	20,546
391,557	FGLMC	4.500	05/01/39	424,162
337,657	FGLMC	5.000	05/01/39	372,298
862,856	FGLMC	4.000	06/01/39	920,875
4,269,415	FGLMC	4.500	06/01/39	4,626,335
189,082	FGLMC	4.500	06/01/39	204,827
66,676	FGLMC	5.000	06/01/39	73,497
28,612	FGLMC	5.500	06/01/39	31,957
1,062,934	FGLMC	4.000	07/01/39	1,134,407
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$92,055	FGLMC	4.500%	07/01/39	$99,846
548,287	FGLMC	4.500	07/01/39	594,203
44,961	FGLMC	4.500	07/01/39	48,727
315,514	FGLMC	5.000	07/01/39	348,486
480,096	FGLMC	5.500	07/01/39	537,322
42,407	FGLMC	4.500	08/01/39	45,976
111,408	FGLMC	5.000	08/01/39	123,042
550,820	FGLMC	4.000	09/01/39	587,857
839,965	FGLMC	5.000	09/01/39	937,872
2,664,876	FGLMC	5.000	09/01/39	2,937,509
27,091	FGLMC	5.500	09/01/39	30,751
1,156,310	FGLMC	6.500	09/01/39	1,313,758
361,044	FGLMC	4.500	10/01/39	391,460
151,383	FGLMC	4.500	10/01/39	167,239
118,693	FGLMC	4.500	10/01/39	131,164
61,230	FGLMC	4.000	11/01/39	65,347
257,860	FGLMC	4.500	11/01/39	279,540
16,343	FGLMC	5.000	11/01/39	18,033
88,184	FGLMC	5.000	11/01/39	97,474
211,062	FGLMC	4.500	12/01/39	228,874
757,723	FGLMC	4.500	12/01/39	821,072
283,965	FGLMC	4.500	12/01/39	311,340
475,707	FGLMC	4.500	12/01/39	515,444
405,682	FGLMC	5.500	12/01/39	453,930
508,989	FGLMC	4.500	01/01/40	552,252
39,764	FGLMC	5.000	01/01/40	44,410
86,574	FGLMC	5.500	01/01/40	96,635
157,715	FGLMC	5.500	03/01/40	176,194
2,133,768	FGLMC	4.000	04/01/40	2,277,244
78,740	FGLMC	4.500	04/01/40	86,408
361,363	FGLMC	4.500	04/01/40	392,024
595,583	FGLMC	5.000	04/01/40	660,467
242,269	FGLMC	5.000	04/01/40	268,225
2,164,118	FGLMC	6.000	04/01/40	2,447,608
5,743,486	FGLMC	4.500	05/01/40	6,230,845
3,584,894	FGLMC	5.000	05/01/40	4,001,325
13,276	FGLMC	4.500	06/01/40	14,404
1,449,181	FGLMC	5.500	06/01/40	1,630,850
2,827,912	FGLMC	4.500	07/01/40	3,069,006
56,032	FGLMC	4.500	08/01/40	60,788
145,309	FGLMC	5.000	08/01/40	160,961
1,393,680	FGLMC	5.000	08/01/40	1,543,234
610,940	FGLMC	5.000	08/01/40	676,688
9,124,330	FGLMC	5.500	08/01/40	10,203,523
787,605	FGLMC	4.000	09/01/40	840,811
7,183,560	FGLMC	4.000	11/01/40	7,696,217
4,102,955	FGLMC	4.000	12/01/40	4,395,578
954,406	FGLMC	3.500	01/01/41	994,511
1,211,761	FGLMC	3.500	01/01/41	1,262,257
776,411	FGLMC	4.000	01/01/41	828,687
702,929	FGLMC	3.500	02/01/41	732,641
3,123,275	FGLMC	4.000	02/01/41	3,333,285
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,138,551	FGLMC	4.000%	02/01/41	$1,215,135
4,597,937	FGLMC	4.000	04/01/41	4,907,105
937,510	FGLMC	4.500	04/01/41	1,017,386
236,395	FGLMC	5.000	04/01/41	261,757
941,582	FGLMC	4.500	05/01/41	1,021,889
1,151,182	FGLMC	4.500	06/01/41	1,249,661
2,472,884	FGLMC	3.500	10/01/41	2,576,735
2,199,758	FGLMC	5.000	10/01/41	2,439,436
2,824,473	FGLMC	3.500	11/01/41	2,942,952
1,470,473	FGLMC	4.500	12/01/41	1,596,072
9,993,097	FGLMC	3.500	01/01/42	10,411,048
2,953,858	FGLMC	3.500	02/01/42	3,077,375
3,781,774	FGLMC	3.500	04/01/42	3,938,628
6,636,022	FGLMC	4.000	05/01/42	7,107,442
4,209,641	FGLMC	3.500	07/01/42	4,386,395
1,081,724	FGLMC	3.000	08/01/42	1,094,993
6,444,739	FGLMC	3.000	10/01/42	6,523,758
4,335,436	FGLMC	3.000	10/01/42	4,388,541
2,066,313	FGLMC	3.500	12/01/42	2,150,791
5,171,447	FGLMC	2.500	01/01/43	5,044,413
11,947,179	FGLMC	3.000	01/01/43	12,093,777
18,157,146	FGLMC	3.000	04/01/43	18,373,280
7,126,311	FGLMC	3.500	05/01/43	7,417,659
4,700,223	FGLMC	3.000	08/01/43	4,754,627
7,030,966	FGLMC	3.000	08/01/43	7,112,234
7,368,700	FGLMC	3.500	08/01/43	7,669,958
4,675,644	FGLMC	4.500	10/01/43	5,070,611
6,545,277	FGLMC	4.000	11/01/43	6,985,386
9,431,455	FGLMC	3.500	02/01/44	9,817,045
8,871,796	FGLMC	4.000	02/01/44	9,468,341
4,561,786	FGLMC	4.000	04/01/44	4,868,524
5,973,801	FGLMC	4.500	05/01/44	6,480,436
10,421,265	FGLMC	4.000	06/01/44	11,121,998
14,716,394	FGLMC	4.000	08/01/44	15,705,933
9,883,864	FGLMC	3.500	09/01/44	10,287,950
11,464,857	FGLMC	3.500	11/01/44	11,933,580
3	Federal National Mortgage Association (FNMA)	6.000	04/01/16	3
9,103	FNMA	5.500	09/01/16	9,607
1,393	FNMA	6.500	10/01/16	1,428
16,499	FNMA	6.500	11/01/16	17,042
9,685	FNMA	6.500	04/01/17	10,130
9,695	FNMA	6.000	05/01/17	10,108
39,745	FNMA	5.000	09/01/17	41,873
6,379	FNMA	6.000	11/01/17	6,612
465,595	FNMA	5.000	12/01/17	490,525
88,181	FNMA	5.000	12/01/17	92,896
6,300	FNMA	5.000	12/01/17	6,638
706,917	FNMA	5.000	01/01/18	744,902
644,298	FNMA	4.500	02/01/18	676,770
97,381	FNMA	4.500	04/01/18	102,297
19,035	FNMA	5.000	04/01/18	20,067
153,988	FNMA	5.500	04/01/18	162,689
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$15,773	FNMA	5.500%	04/01/18	$16,665
7,707	FNMA	5.500	05/01/18	8,142
253,350	FNMA	4.500	06/01/18	266,171
30,066	FNMA	4.000	08/01/18	31,854
355,682	FNMA	4.000	08/01/18	376,974
85,789	FNMA	4.500	09/01/18	90,156
61,434	FNMA	4.500	10/01/18	64,555
194,778	FNMA	5.000	11/01/18	208,595
3,466	FNMA	5.000	01/01/19	3,656
9,945	FNMA	6.000	01/01/19	11,260
19,773	FNMA	4.500	05/01/19	20,797
48,913	FNMA	4.500	06/01/19	51,514
9,258	FNMA	4.500	06/01/19	9,747
52,979	FNMA	5.000	07/01/19	55,859
263,979	FNMA	5.000	10/01/19	282,763
35,211	FNMA	4.500	11/01/19	37,085
31,454	FNMA	4.500	12/01/19	33,139
35,199	FNMA	5.000	03/01/20	37,126
13,312	FNMA	5.000	04/01/20	14,302
23,558	FNMA	4.500	06/01/20	24,816
17,507	FNMA	4.500	09/01/20	18,442
17,964	FNMA	4.500	10/01/20	19,015
25,943	FNMA	4.500	11/01/20	27,331
52,960	FNMA	5.000	12/01/20	57,202
129,881	FNMA	5.500	01/01/21	137,173
1,393,890	FNMA	5.500	01/01/21	1,484,994
58,746	FNMA	5.000	03/01/21	62,031
44,436	FNMA	5.500	08/01/21	48,577
12,651	FNMA	6.000	08/01/21	13,731
8,640	FNMA	5.000	10/01/21	9,320
21,080	FNMA	5.000	11/01/21	22,639
10,354	FNMA	5.500	11/01/21	11,295
28,434	FNMA	5.500	10/01/22	30,958
14,091	FNMA	6.000	10/01/22	15,284
8,093	FNMA	5.000	03/01/23	8,798
25,751	FNMA	4.500	04/01/23	27,687
204,627	FNMA	4.500	06/01/23	219,972
17,424	FNMA	5.000	06/01/23	18,778
21,033	FNMA	5.500	06/01/23	23,506
221,385	FNMA	5.000	07/01/23	239,017
45,138	FNMA	5.000	07/01/23	48,742
24,847	FNMA	5.500	08/01/23	27,143
39,496	FNMA	5.000	11/01/23	43,605
14,138	FNMA	5.500	11/01/23	15,464
508,540	FNMA	5.500	01/01/24	558,882
36,671	FNMA	5.500	02/01/24	40,978
194,026	FNMA	4.000	03/01/24	206,697
14,421	FNMA	4.500	04/01/24	15,585
230,456	FNMA	4.000	05/01/24	245,451
789,089	FNMA	4.000	05/01/24	840,197
18,364	FNMA	4.000	06/01/24	19,570
22,831	FNMA	4.500	07/01/24	24,672
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,369	FNMA	5.500%	07/01/24	$22,764
392	FNMA	8.000	07/01/24	464
119,322	FNMA	4.500	08/01/24	128,969
106,383	FNMA	4.000	09/01/24	113,350
451,325	FNMA	4.000	09/01/24	480,829
53,345	FNMA	4.500	09/01/24	57,652
982,728	FNMA	4.500	10/01/24	1,062,283
51,204	FNMA	5.000	01/01/25	56,531
96,046	FNMA	4.500	02/01/25	103,809
17,544	FNMA	4.500	03/01/25	18,448
745,699	FNMA	4.500	03/01/25	806,018
213,965	FNMA	5.000	03/01/25	236,224
549,071	FNMA	4.500	04/01/25	593,245
217,305	FNMA	4.500	04/01/25	234,885
2,444,787	FNMA	4.000	05/01/25	2,612,205
744,035	FNMA	4.000	06/01/25	794,836
642,352	FNMA	4.500	06/01/25	694,375
241,180	FNMA	4.000	08/01/25	257,699
96,554	FNMA	5.500	08/01/25	108,982
1,309,878	FNMA	3.500	09/01/25	1,385,765
1,221,280	FNMA	4.000	09/01/25	1,301,189
1,456,928	FNMA	3.500	10/01/25	1,541,103
1,394,446	FNMA	3.500	10/01/25	1,474,775
456,419	FNMA	5.000	10/01/25	503,901
891,330	FNMA	4.000	11/01/25	952,410
1,352,263	FNMA	3.500	12/01/25	1,430,570
933,920	FNMA	3.500	02/01/26	988,203
5,791,313	FNMA	3.500	02/01/26	6,127,590
292,570	FNMA	4.000	03/01/26	313,372
824,564	FNMA	4.000	06/01/26	883,295
790,159	FNMA	3.500	08/01/26	835,890
612,217	FNMA	3.500	09/01/26	647,631
348,645	FNMA	4.000	09/01/26	373,436
924,321	FNMA	3.500	10/01/26	977,800
19,226	FNMA	6.000	10/01/26	21,788
1,331,321	FNMA	3.000	11/01/26	1,387,366
1,093,179	FNMA	3.000	12/01/26	1,139,214
2,956,956	FNMA	3.000	01/01/27	3,081,524
2,219,456	FNMA	3.500	02/01/27	2,348,176
2,161,754	FNMA	3.000	04/01/27	2,252,815
3,491,493	FNMA	3.000	04/01/27	3,638,710
1,400,949	FNMA	3.500	05/01/27	1,482,224
1,259,767	FNMA	2.500	06/01/27	1,286,021
3,648,922	FNMA	3.000	06/01/27	3,802,521
1,525,616	FNMA	2.500	07/01/27	1,557,410
3,029,398	FNMA	2.500	09/01/27	3,092,643
53,417	FNMA	5.500	09/01/27	60,160
5,270,038	FNMA	2.500	10/01/27	5,379,838
3,496,945	FNMA	3.000	11/01/27	3,643,941
7,001	FNMA	5.500	01/01/28	7,829
9,066,939	FNMA	2.500	02/01/28	9,250,703
12,117,748	FNMA	2.500	02/01/28	12,363,322
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,806	FNMA	5.000%	02/01/28	$6,410
6,760,080	FNMA	2.500	04/01/28	6,897,146
9,871,975	FNMA	2.500	04/01/28	10,071,973
36,038	FNMA	5.500	06/01/28	40,374
2,621,963	FNMA	2.500	07/01/28	2,675,024
5,316,467	FNMA	2.500	08/01/28	5,424,047
7,727,616	FNMA	3.000	10/01/28	8,041,477
5,758	FNMA	5.500	11/01/28	6,446
29	FNMA	7.500	01/01/29	33
9,934,895	FNMA	3.000	03/01/29	10,338,406
50,305	FNMA	4.000	03/01/29	54,163
177,793	FNMA	4.500	04/01/29	192,942
439	FNMA	6.500	04/01/29	500
125,536	FNMA	4.000	05/01/29	135,184
66,759	FNMA	4.500	06/01/29	72,447
22,939	FNMA	4.000	07/01/29	24,700
3,413	FNMA	7.500	07/01/29	3,536
448,249	FNMA	4.500	08/01/29	486,442
79,944	FNMA	4.500	09/01/29	86,755
63,135	FNMA	4.500	11/01/29	70,053
22,751	FNMA	4.500	01/01/30	24,689
61,252	FNMA	4.000	03/01/30	65,976
26,186	FNMA	4.500	05/01/30	28,579
37,340	FNMA	4.500	06/01/30	40,763
329,012	FNMA	4.500	08/01/30	359,225
68,888	FNMA	4.000	09/01/30	74,190
388,973	FNMA	4.000	10/01/30	419,120
3,947,286	FNMA	4.000	11/01/30	4,252,040
563,040	FNMA	4.000	11/01/30	606,815
151,551	FNMA	4.500	12/01/30	165,463
186,100	FNMA	3.500	02/01/31	196,328
223,633	FNMA	4.000	02/01/31	241,123
277	FNMA	7.500	02/01/31	291
1,429	FNMA	7.500	03/01/31	1,615
534,359	FNMA	3.500	04/01/31	563,787
67,726	FNMA	4.000	04/01/31	73,012
6,304	FNMA	6.000	05/01/31	7,227
399	FNMA	7.500	05/01/31	405
1,900,598	FNMA	4.500	07/01/31	2,109,797
360,130	FNMA	4.500	07/01/31	393,316
2,104,376	FNMA	4.000	08/01/31	2,268,752
146,907	FNMA	4.000	09/01/31	158,378
581	FNMA	6.500	09/01/31	662
58,646	FNMA	6.000	11/01/31	67,231
6,954	FNMA	6.500	11/01/31	8,011
3,540,477	FNMA	3.500	01/01/32	3,735,275
25,281	FNMA	6.000	01/01/32	28,654
21,459	FNMA	6.000	01/01/32	24,587
1,439,587	FNMA	3.500	02/01/32	1,518,875
17,452	FNMA	6.000	02/01/32	20,011
57,090	FNMA	6.500	04/01/32	65,993
124,438	FNMA	6.500	07/01/32	143,440
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$15,140	FNMA	6.500%	08/01/32	$17,496
1,380,412	FNMA	3.000	09/01/32	1,427,421
140,846	FNMA	6.000	09/01/32	159,495
32,846	FNMA	7.500	09/01/32	37,905
4,062,405	FNMA	3.000	10/01/32	4,200,794
69,530	FNMA	5.500	10/01/32	77,988
43,308	FNMA	6.000	10/01/32	49,091
27,562	FNMA	6.000	11/01/32	31,366
37,354	FNMA	5.500	12/01/32	42,097
4,619	FNMA	5.500	12/01/32	5,206
62,745	FNMA	6.000	12/01/32	71,733
320,330	FNMA	5.500	01/01/33	360,981
635,191	FNMA	6.000	01/01/33	725,804
19,472	FNMA	5.000	02/01/33	21,584
329,490	FNMA	5.000	02/01/33	365,130
2,640,724	FNMA	3.000	04/01/33	2,730,728
3,842,174	FNMA	3.500	04/01/33	4,054,564
15,260	FNMA	6.000	04/01/33	17,476
2,210,496	FNMA	5.500	05/01/33	2,491,710
126,098	FNMA	5.000	06/01/33	139,698
266,143	FNMA	5.500	06/01/33	300,109
27,501	FNMA	4.500	07/01/33	29,845
103,148	FNMA	5.000	07/01/33	114,513
223,069	FNMA	4.500	08/01/33	243,013
29,145	FNMA	4.500	08/01/33	31,743
60,473	FNMA	5.000	08/01/33	66,998
289,260	FNMA	5.500	09/01/33	326,698
63,699	FNMA	5.500	09/01/33	71,198
31,906	FNMA	6.000	09/01/33	36,409
353,568	FNMA	4.500	10/01/33	386,789
65,369	FNMA	5.000	10/01/33	72,418
55,558	FNMA	5.000	10/01/33	61,449
1,090,538	FNMA	5.500	10/01/33	1,240,164
462,086	FNMA	5.500	10/01/33	519,937
25,002	FNMA	4.500	11/01/33	27,272
65,393	FNMA	5.000	11/01/33	72,439
4,483,305	FNMA	5.000	11/01/33	4,967,403
527,729	FNMA	5.000	12/01/33	584,632
571,490	FNMA	5.500	12/01/33	648,242
5,404,752	FNMA	3.000	01/01/34	5,582,754
198,202	FNMA	5.000	02/01/34	219,557
779,806	FNMA	6.000	02/01/34	891,101
17,064	FNMA	5.000	03/01/34	18,907
1,191,375	FNMA	5.000	03/01/34	1,319,798
20,964	FNMA	5.000	03/01/34	23,226
50,075	FNMA	5.000	03/01/34	55,472
28,814	FNMA	5.000	03/01/34	31,920
61,869	FNMA	5.000	03/01/34	68,537
170,947	FNMA	5.000	04/01/34	189,308
182,178	FNMA	5.500	04/01/34	205,285
31,142	FNMA	4.500	05/01/34	33,974
92,656	FNMA	4.500	05/01/34	100,551
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$64,959		FNMA	5.500%	07/01/34	$73,116
41,167		FNMA	5.500	07/01/34	46,317
58,268		FNMA	7.000	07/01/34	68,802
57,679		FNMA	5.000	08/01/34	63,881
501,738		FNMA	5.000	08/01/34	555,557
47,734		FNMA	6.000	08/01/34	54,528
269,686		FNMA	6.000	08/01/34	307,984
28,757		FNMA	4.500	09/01/34	31,488
1,028,056		FNMA	5.500	09/01/34	1,156,816
9,536		FNMA	5.500	11/01/34	10,717
23,603		FNMA	6.000	11/01/34	26,768
15,607		FNMA	5.000	12/01/34	17,285
9,743		FNMA	5.500	12/01/34	10,950
24,987		FNMA	6.000	12/01/34	28,308
1,418,740		FNMA	4.500	01/01/35	1,552,800
79,841		FNMA	5.500	01/01/35	90,121
3,185,101		FNMA	5.500	02/01/35	3,586,194
132,374		FNMA	5.500	02/01/35	148,779
835,097		FNMA	5.500	04/01/35	947,089
128,250		FNMA	6.000	04/01/35	146,450
113,268		FNMA	6.000	04/01/35	129,356
89,296		FNMA	5.500	05/01/35	99,782
167,520		FNMA	6.000	05/01/35	192,555
53,991		FNMA	5.000	06/01/35	59,781
5,095		FNMA	7.500	06/01/35	5,526
5,289	i	FNMA	2.147	07/01/35	5,660
144,838		FNMA	5.000	07/01/35	161,431
318,484		FNMA	4.500	08/01/35	348,010
476,462		FNMA	5.000	08/01/35	527,503
246,112		FNMA	5.000	08/01/35	272,627
16,842		FNMA	4.500	09/01/35	18,425
14,143		FNMA	4.500	09/01/35	15,427
34,896		FNMA	5.500	09/01/35	39,254
302,184		FNMA	5.000	10/01/35	333,621
511,590		FNMA	5.500	10/01/35	580,739
20,422		FNMA	5.000	11/01/35	22,427
529,541		FNMA	5.500	11/01/35	593,638
6,461		FNMA	4.500	12/01/35	7,045
55,630		FNMA	5.500	12/01/35	62,162
304,768		FNMA	6.000	12/01/35	345,055
180,559	i	FNMA	2.261	02/01/36	194,184
80,944		FNMA	5.000	02/01/36	87,782
1,210,946		FNMA	5.000	02/01/36	1,340,073
130,465		FNMA	6.500	02/01/36	149,500
586,269		FNMA	6.000	03/01/36	667,157
10,885		FNMA	5.000	05/01/36	12,029
874,200		FNMA	6.000	06/01/36	1,000,569
156,989	i	FNMA	2.129	07/01/36	169,420
51,163		FNMA	6.000	07/01/36	58,333
333,235		FNMA	6.500	07/01/36	388,627
687,380		FNMA	5.500	08/01/36	768,655
428,083		FNMA	6.500	08/01/36	495,211
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$34,213		FNMA	5.500%	09/01/36	$38,483
21,343		FNMA	6.500	09/01/36	24,306
62,896		FNMA	6.500	09/01/36	71,627
81,085		FNMA	6.000	10/01/36	92,053
36,750		FNMA	6.500	11/01/36	41,851
13,089	i	FNMA	2.387	12/01/36	14,046
228,271		FNMA	6.000	12/01/36	259,202
42,861	i	FNMA	2.502	01/01/37	45,944
93,508		FNMA	5.500	01/01/37	104,526
8,213	i	FNMA	1.909	02/01/37	8,656
698,099		FNMA	5.500	02/01/37	780,800
24,751		FNMA	6.000	02/01/37	28,095
34,690		FNMA	7.000	02/01/37	40,337
14,811	i	FNMA	2.332	03/01/37	15,837
3,179		FNMA	5.000	03/01/37	3,510
105,248		FNMA	6.500	03/01/37	119,859
246,706		FNMA	6.500	03/01/37	280,955
8,415	i	FNMA	5.490	04/01/37	8,933
168,155		FNMA	7.000	04/01/37	205,208
223,372		FNMA	5.000	05/01/37	246,610
5,358		FNMA	7.000	05/01/37	5,807
43,652	i	FNMA	2.315	06/01/37	46,884
72,141		FNMA	5.500	06/01/37	80,612
60,848		FNMA	5.500	08/01/37	68,316
21,707		FNMA	6.000	08/01/37	24,591
41,590		FNMA	6.500	08/01/37	47,363
112,567		FNMA	6.500	08/01/37	128,194
37,448		FNMA	5.500	09/01/37	41,845
372,029		FNMA	6.000	09/01/37	429,622
109,094		FNMA	6.000	09/01/37	125,911
145,721		FNMA	6.000	09/01/37	168,457
107,052		FNMA	6.000	09/01/37	121,383
332,098		FNMA	6.000	09/01/37	383,467
16,199		FNMA	6.500	09/01/37	18,448
102,243		FNMA	6.500	09/01/37	116,437
437,647	i	FNMA	2.400	10/01/37	471,951
51,731		FNMA	6.500	10/01/37	58,913
448,246		FNMA	5.500	11/01/37	500,972
899,273		FNMA	6.000	11/01/37	1,021,297
54,288		FNMA	7.000	11/01/37	66,137
2,728		FNMA	6.500	01/01/38	3,107
261,261		FNMA	5.500	02/01/38	291,940
30,279		FNMA	6.500	02/01/38	34,483
53,894		FNMA	7.000	02/01/38	62,156
66,464	i	FNMA	2.395	03/01/38	71,599
19,154		FNMA	5.000	03/01/38	21,146
25,157		FNMA	5.000	03/01/38	27,775
52,072		FNMA	5.500	03/01/38	58,211
15,537		FNMA	6.000	03/01/38	17,902
86,969		FNMA	6.500	03/01/38	99,043
442,159		FNMA	6.500	03/01/38	519,785
26,569		FNMA	6.500	03/01/38	30,258
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$34,813		FNMA	5.000%	04/01/38	$38,434
918,197		FNMA	5.500	04/01/38	1,026,021
741,159		FNMA	6.000	04/01/38	841,337
42,670		FNMA	4.500	05/01/38	46,371
2,398,708		FNMA	5.000	05/01/38	2,656,380
831,331		FNMA	5.000	05/01/38	917,816
2,248,848		FNMA	6.000	06/01/38	2,556,513
2,976,322		FNMA	6.500	06/01/38	3,389,508
641,866		FNMA	6.000	07/01/38	728,644
5,646	i	FNMA	2.375	08/01/38	6,097
9,437	i	FNMA	4.689	08/01/38	9,989
2,174,921		FNMA	6.000	09/01/38	2,468,218
70,844	i	FNMA	1.895	10/01/38	75,928
7,347		FNMA	6.000	10/01/38	8,318
59,270		FNMA	5.500	11/01/38	66,230
11,073		FNMA	5.000	12/01/38	12,225
1,826,616		FNMA	5.500	12/01/38	2,047,722
349,237		FNMA	4.500	01/01/39	379,272
7,274,404		FNMA	5.000	01/01/39	8,031,177
373,093		FNMA	5.000	01/01/39	411,906
279,029		FNMA	5.500	01/01/39	311,795
1,127,757		FNMA	5.500	01/01/39	1,260,189
74,432		FNMA	6.000	01/01/39	84,301
123,898		FNMA	6.000	01/01/39	140,276
502,326		FNMA	4.500	02/01/39	545,631
1,171,988		FNMA	4.500	02/01/39	1,273,852
535,465		FNMA	4.500	02/01/39	581,783
22,456		FNMA	5.500	02/01/39	25,093
1,084,351		FNMA	4.000	04/01/39	1,158,645
28,282		FNMA	5.500	04/01/39	31,658
443,834		FNMA	4.500	05/01/39	482,685
1,703,306		FNMA	4.500	05/01/39	1,864,179
425,097		FNMA	4.500	06/01/39	462,144
1,036,631		FNMA	4.500	06/01/39	1,128,077
877,354		FNMA	5.500	06/01/39	980,403
21,547	i	FNMA	2.335	07/01/39	22,993
301,446		FNMA	4.500	07/01/39	327,777
212,520		FNMA	4.500	07/01/39	231,026
30,904		FNMA	5.000	07/01/39	34,169
196,417	i	FNMA	2.150	08/01/39	209,069
42,168	i	FNMA	2.190	08/01/39	44,868
547,391		FNMA	4.000	08/01/39	584,896
3,831,804		FNMA	4.000	08/01/39	4,094,340
46,968		FNMA	4.500	08/01/39	51,707
2,256,246		FNMA	4.500	08/01/39	2,469,275
905,392		FNMA	4.500	08/01/39	984,514
3,697,459		FNMA	5.000	08/01/39	4,082,893
42,564		FNMA	5.000	08/01/39	46,992
1,280,256		FNMA	4.000	09/01/39	1,367,973
68,397		FNMA	5.000	09/01/39	75,555
533,638		FNMA	5.500	09/01/39	605,572
358,477		FNMA	6.000	09/01/39	407,163
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,458,829		FNMA	6.500%	10/01/39	$1,661,350
63,338		FNMA	5.000	11/01/39	70,798
1,786,041		FNMA	4.000	12/01/39	1,909,283
437,850		FNMA	4.500	12/01/39	475,925
148,730		FNMA	4.500	12/01/39	162,377
6,144,999		FNMA	4.500	12/01/39	6,678,800
59,821	i	FNMA	3.630	01/01/40	63,232
104,147		FNMA	4.500	01/01/40	113,193
135,395		FNMA	5.000	01/01/40	150,327
860,485		FNMA	6.000	02/01/40	976,385
520,866		FNMA	4.500	03/01/40	565,967
1,128,748		FNMA	4.500	03/01/40	1,226,454
59,785		FNMA	5.000	03/01/40	66,247
54,318		FNMA	4.500	04/01/40	59,026
2,042,362		FNMA	5.000	04/01/40	2,258,391
1,668,655		FNMA	5.000	04/01/40	1,851,859
288,551	i	FNMA	3.383	05/01/40	311,265
161,571	i	FNMA	3.489	05/01/40	172,446
413,465	i	FNMA	3.678	05/01/40	439,925
57,004		FNMA	4.500	05/01/40	62,401
131,825		FNMA	4.500	07/01/40	143,253
156,445		FNMA	4.500	07/01/40	169,964
178,860		FNMA	5.000	07/01/40	198,292
77,552	i	FNMA	3.354	08/01/40	82,379
1,648,721		FNMA	4.500	08/01/40	1,793,140
1,205,235		FNMA	4.500	08/01/40	1,310,924
1,303,157		FNMA	5.000	08/01/40	1,441,228
998,276		FNMA	4.500	09/01/40	1,084,537
2,545,355		FNMA	4.500	09/01/40	2,765,858
2,475,114		FNMA	6.000	09/01/40	2,810,618
381,034		FNMA	3.500	10/01/40	397,819
4,490,318		FNMA	4.000	10/01/40	4,799,153
1,787,850		FNMA	4.000	10/01/40	1,910,688
2,717,886		FNMA	4.500	10/01/40	2,951,947
2,732,518		FNMA	3.500	11/01/40	2,853,194
1,996,982		FNMA	4.000	11/01/40	2,133,980
3,450,357		FNMA	4.000	11/01/40	3,686,759
2,999,238		FNMA	4.000	11/01/40	3,205,807
357,225		FNMA	4.500	11/01/40	388,276
385,654	i	FNMA	3.287	12/01/40	406,688
1,004,021		FNMA	4.000	12/01/40	1,073,455
8,503,523		FNMA	4.500	12/01/40	9,243,049
101,824		FNMA	3.500	01/01/41	106,329
207,324	i	FNMA	3.157	02/01/41	220,387
579,954		FNMA	3.500	02/01/41	605,735
2,837,361		FNMA	4.000	02/01/41	3,031,763
2,717,681		FNMA	4.000	03/01/41	2,903,883
2,183,541		FNMA	4.500	04/01/41	2,373,001
2,871,715		FNMA	4.500	05/01/41	3,135,281
566,569		FNMA	4.500	05/01/41	615,593
1,830,265		FNMA	4.500	06/01/41	1,988,651
573,399	i	FNMA	3.247	07/01/41	613,062
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,020,014		FNMA	4.500%	07/01/41	$2,195,206
5,370,424		FNMA	4.000	09/01/41	5,738,379
3,093,347		FNMA	4.500	09/01/41	3,362,256
1,128,688		FNMA	5.500	09/01/41	1,261,913
993,922	i	FNMA	2.920	10/01/41	1,039,344
194,404	i	FNMA	3.067	10/01/41	203,582
1,611,274		FNMA	3.500	11/01/41	1,683,176
1,379,573		FNMA	3.500	11/01/41	1,440,899
1,848,418	i	FNMA	2.819	12/01/41	1,923,987
8,269,733		FNMA	3.500	12/01/41	8,638,527
1,953,791		FNMA	4.000	12/01/41	2,087,655
4,173,907		FNMA	3.500	03/01/42	4,358,844
3,202,258		FNMA	4.000	03/01/42	3,421,662
7,724,278		FNMA	3.500	04/01/42	8,065,671
2,627,399		FNMA	3.500	04/01/42	2,752,241
4,096,829		FNMA	4.500	04/01/42	4,450,336
3,292,432		FNMA	5.000	04/01/42	3,705,485
2,841,219		FNMA	4.000	05/01/42	3,035,885
3,742,675		FNMA	5.000	05/01/42	4,142,397
2,318,594		FNMA	3.000	06/01/42	2,350,240
12,043,741		FNMA	3.500	06/01/42	12,572,211
6,532,130		FNMA	4.000	06/01/42	6,979,679
11,458,916		FNMA	4.000	06/01/42	12,244,025
18,542,971		FNMA	3.500	07/01/42	19,358,336
3,574,072		FNMA	4.500	07/01/42	3,886,129
4,002,564		FNMA	3.500	08/01/42	4,179,738
5,153,273		FNMA	3.000	09/01/42	5,223,683
7,510,357		FNMA	3.500	09/01/42	7,838,765
10,769,853		FNMA	3.000	10/01/42	10,916,895
3,991,830		FNMA	3.500	10/01/42	4,165,849
3,626,651		FNMA	2.500	01/01/43	3,545,788
13,256,383		FNMA	3.000	01/01/43	13,437,375
17,940,351		FNMA	3.000	02/01/43	18,182,041
4,556,855		FNMA	3.000	04/01/43	4,616,992
13,540,689		FNMA	3.000	04/01/43	13,719,314
3,154,508	i	FNMA	2.184	06/01/43	3,186,652
14,605,972		FNMA	3.000	06/01/43	14,796,095
4,256,705	i	FNMA	1.739	07/01/43	4,335,621
11,106,604		FNMA	3.000	07/01/43	11,250,077
11,424,561		FNMA	3.500	07/01/43	11,922,601
9,330,157		FNMA	3.000	08/01/43	9,450,082
5,002,365		FNMA	4.000	08/01/43	5,374,667
7,545,845		FNMA	3.000	09/01/43	7,642,187
11,506,738		FNMA	3.500	09/01/43	12,008,360
7,111,723		FNMA	3.500	10/01/43	7,421,749
1,715,363		FNMA	4.500	10/01/43	1,861,519
4,465,390		FNMA	4.000	11/01/43	4,771,337
10,210,516		FNMA	4.000	11/01/43	10,910,090
9,335,274		FNMA	4.500	12/01/43	10,140,781
3,166,722		FNMA	4.500	12/01/43	3,437,423
9,177,300		FNMA	4.000	01/01/44	9,806,083
9,240,963		FNMA	4.000	05/01/44	9,874,109
120

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,723,424		FNMA	4.000%	07/01/44	$10,389,626
9,624,887		FNMA	4.000	07/01/44	10,284,337
4,932,391		FNMA	3.500	09/01/44	5,147,413
9,635,383		FNMA	4.000	09/01/44	10,295,552
16,150,300	h	FNMA	3.500	10/01/44	16,854,352
10,000,000	h	FNMA	4.000	12/01/44	10,685,525
7,967		Government National Mortgage Association (GNMA)	5.000	02/15/18	8,447
38,658		GNMA	4.500	02/15/19	40,368
13,424		GNMA	4.500	01/20/24	14,181
77,693		GNMA	4.000	04/15/24	82,574
11,343		GNMA	4.500	07/15/24	12,006
252,628		GNMA	4.000	08/15/24	268,497
72,348		GNMA	4.500	08/15/24	76,580
204,578		GNMA	4.000	09/15/24	217,429
34,684		GNMA	4.500	01/15/25	36,709
281,968		GNMA	4.000	08/15/25	299,681
158,331		GNMA	3.500	03/15/26	168,913
196,159		GNMA	4.000	04/15/26	208,481
162,499		GNMA	4.000	06/20/26	173,002
246,647		GNMA	3.500	11/20/26	262,933
1,233,109		GNMA	3.000	12/15/26	1,294,135
3,469,852		GNMA	2.500	04/20/27	3,565,086
2,152,611		GNMA	2.500	09/20/27	2,211,669
1,155		GNMA	6.500	09/15/28	1,318
3,416		GNMA	6.500	09/15/28	3,898
4,728		GNMA	6.500	11/15/28	5,408
1,252		GNMA	7.500	11/15/28	1,426
3,965,933		GNMA	3.500	11/20/28	4,232,845
8,874		GNMA	8.500	10/15/30	9,554
5,743		GNMA	8.500	10/20/30	7,126
624		GNMA	8.500	12/15/30	796
869		GNMA	7.000	06/20/31	1,040
1,007		GNMA	6.500	07/15/31	1,149
2,090		GNMA	7.000	07/15/31	2,354
3,314		GNMA	7.000	07/15/31	3,589
326,293		GNMA	6.000	10/15/32	377,641
50,812		GNMA	5.500	12/20/32	57,369
113,640		GNMA	5.500	05/15/33	127,698
20,271		GNMA	5.000	07/15/33	22,542
76,776		GNMA	5.500	07/15/33	86,397
16,860		GNMA	5.000	07/20/33	18,711
32,513		GNMA	5.000	08/15/33	35,862
84,792		GNMA	5.000	08/15/33	94,125
247,497		GNMA	5.500	09/15/33	279,819
210,452		GNMA	6.000	11/20/33	242,071
94,055		GNMA	5.500	05/20/34	106,158
129,316		GNMA	6.000	09/20/34	148,725
12,197		GNMA	5.000	10/20/34	13,522
304,748		GNMA	5.500	11/15/34	343,392
129,293		GNMA	6.500	01/15/35	150,782
70,921		GNMA	5.500	02/20/35	80,071
1,443,634		GNMA	5.000	03/20/35	1,602,157
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$465,612	GNMA	5.000%	04/15/35	$515,238
456,433	GNMA	5.500	05/20/35	515,410
18,354	GNMA	5.000	09/20/35	20,319
12,874	GNMA	5.000	11/15/35	14,257
11,822	GNMA	5.000	11/15/35	13,097
136,602	GNMA	5.500	02/20/36	154,254
16,233	GNMA	5.500	03/15/36	18,256
45,159	GNMA	5.500	05/20/36	50,986
11,351	GNMA	6.500	06/15/36	12,952
463,018	GNMA	5.500	06/20/36	522,932
23,180	GNMA	5.000	09/15/36	25,653
20,095	GNMA	6.000	09/15/36	23,003
42,090	GNMA	6.000	10/20/36	48,006
25,846	GNMA	5.000	12/15/36	28,613
41,791	GNMA	5.500	01/15/37	46,685
23,296	GNMA	6.000	01/20/37	26,557
596,710	GNMA	5.500	02/15/37	669,194
79,437	GNMA	6.000	02/20/37	90,553
597,914	GNMA	6.000	04/15/37	689,424
12,178	GNMA	6.500	04/15/37	13,896
269,531	GNMA	6.000	04/20/37	304,419
37,076	GNMA	6.000	06/15/37	42,468
47,599	GNMA	6.000	08/20/37	54,331
37,911	GNMA	6.500	08/20/37	43,121
186,162	GNMA	6.500	11/20/37	210,611
119,507	GNMA	6.000	12/15/37	135,091
13,392	GNMA	5.000	02/20/38	14,683
311,507	GNMA	5.000	04/15/38	343,196
14,716	GNMA	5.500	05/20/38	16,497
53,257	GNMA	5.500	06/15/38	60,051
134,703	GNMA	6.000	06/20/38	151,740
194,997	GNMA	5.500	07/15/38	217,782
1,083,946	GNMA	5.000	07/20/38	1,192,044
1,029,701	GNMA	5.500	07/20/38	1,151,956
33,184	GNMA	5.500	08/15/38	37,062
460,832	GNMA	6.000	08/15/38	520,216
185,797	GNMA	6.000	08/15/38	210,327
105,126	GNMA	6.000	08/20/38	118,527
412,572	GNMA	6.000	09/20/38	465,164
69,646	GNMA	5.000	10/15/38	76,809
27,136	GNMA	5.500	10/15/38	30,938
30,384	GNMA	6.500	10/20/38	33,054
18,423	GNMA	6.500	10/20/38	20,842
6,740	GNMA	5.500	11/15/38	7,527
73,883	GNMA	6.500	11/20/38	83,713
583,088	GNMA	6.000	12/15/38	659,878
6,870	GNMA	6.500	12/15/38	7,950
67,562	GNMA	5.000	01/15/39	74,745
2,101,801	GNMA	4.500	01/20/39	2,300,821
193,675	GNMA	6.500	01/20/39	219,111
74,838	GNMA	5.000	02/15/39	82,452
33,020	GNMA	6.000	02/15/39	37,326
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$665,978		GNMA	4.500%	03/15/39	$728,108
104,401		GNMA	4.500	03/15/39	114,140
51,320	i	GNMA	4.000	03/20/39	52,755
24,590		GNMA	4.500	03/20/39	26,931
349,689		GNMA	5.500	03/20/39	392,013
40,259		GNMA	4.500	04/15/39	44,014
766,925		GNMA	5.500	04/15/39	864,356
14,781		GNMA	5.000	04/20/39	16,478
76,056		GNMA	4.000	05/15/39	81,669
1,184,209		GNMA	4.500	05/15/39	1,294,685
627,418		GNMA	5.000	05/15/39	693,811
81,024		GNMA	4.000	05/20/39	87,081
214,549		GNMA	4.500	05/20/39	235,153
4,335,491		GNMA	5.000	05/20/39	4,837,644
31,631		GNMA	4.500	06/15/39	34,601
3,253,967		GNMA	4.500	06/15/39	3,558,619
32,668		GNMA	5.000	06/15/39	36,132
76,684		GNMA	5.000	06/15/39	84,920
34,610		GNMA	5.000	06/15/39	38,180
2,753,405		GNMA	5.000	06/15/39	3,063,173
2,794,959		GNMA	5.000	06/15/39	3,099,697
47,749		GNMA	4.000	06/20/39	51,330
29,463		GNMA	5.000	06/20/39	32,875
3,653,529		GNMA	4.000	07/15/39	3,923,137
57,510		GNMA	4.500	07/15/39	62,875
3,773,784		GNMA	4.500	07/15/39	4,171,501
107,106		GNMA	4.500	07/15/39	117,098
38,345		GNMA	5.000	07/15/39	42,427
492,924		GNMA	4.500	07/20/39	540,783
433,786		GNMA	5.000	07/20/39	484,077
38,396		GNMA	5.500	07/20/39	43,376
186,120		GNMA	4.000	08/15/39	199,855
669,251		GNMA	5.000	08/15/39	740,073
49,205		GNMA	5.500	08/15/39	54,992
116,152		GNMA	6.000	08/15/39	131,415
127,775		GNMA	4.000	08/20/39	137,346
121,656		GNMA	5.000	08/20/39	135,757
61,501		GNMA	5.000	09/15/39	68,031
165,638		GNMA	5.000	09/20/39	184,824
44,779		GNMA	4.500	10/15/39	48,956
22,288		GNMA	5.000	10/15/39	24,646
48,236		GNMA	4.500	10/20/39	52,971
83,281		GNMA	4.500	11/15/39	92,040
71,626		GNMA	4.500	11/20/39	78,718
84,930		GNMA	5.000	11/20/39	94,780
2,574,548		GNMA	4.500	12/15/39	2,814,731
156,957		GNMA	4.500	12/15/39	172,102
71,327		GNMA	4.500	12/20/39	78,433
2,614,360		GNMA	5.000	12/20/39	2,917,653
2,348,068		GNMA	4.500	01/20/40	2,582,734
34,712		GNMA	5.500	01/20/40	39,321
1,305,096		GNMA	5.500	02/15/40	1,457,612
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$147,451		GNMA	4.000%	03/15/40	$158,348
37,081		GNMA	5.000	03/15/40	41,005
28,704		GNMA	4.500	04/15/40	31,472
636,135		GNMA	5.000	04/15/40	704,295
100,418		GNMA	4.500	04/20/40	110,396
17,582		GNMA	4.500	05/15/40	19,262
422,317		GNMA	5.000	05/15/40	467,102
962,249	i	GNMA	3.000	05/20/40	1,002,678
22,059		GNMA	4.500	05/20/40	24,249
7,588,165		GNMA	4.500	06/15/40	8,315,570
44,248		GNMA	4.500	06/15/40	48,457
37,392		GNMA	4.500	06/15/40	40,901
465,592		GNMA	5.000	06/20/40	519,549
306,650		GNMA	4.500	07/15/40	335,781
1,069,984		GNMA	4.500	07/15/40	1,172,424
3,524,429		GNMA	4.500	07/20/40	3,872,538
105,223		GNMA	5.000	07/20/40	117,435
769,313		GNMA	4.000	08/15/40	826,084
2,614,652		GNMA	4.000	08/15/40	2,811,145
240,407		GNMA	4.500	08/15/40	265,795
273,190		GNMA	4.500	08/20/40	300,134
212,471		GNMA	4.500	09/20/40	233,411
56,185		GNMA	5.500	09/20/40	63,486
81,477		GNMA	6.500	09/20/40	93,802
74,609		GNMA	4.000	10/15/40	80,703
174,744		GNMA	6.000	10/20/40	197,217
866,439		GNMA	4.000	11/15/40	930,683
2,690,049		GNMA	4.000	11/20/40	2,894,201
689,656		GNMA	3.500	12/15/40	724,998
915,944		GNMA	5.500	12/20/40	1,034,735
2,778,863		GNMA	4.000	01/15/41	2,983,926
6,921,378		GNMA	4.000	01/20/41	7,447,588
664,751		GNMA	4.000	02/15/41	713,805
2,040,653		GNMA	4.500	02/20/41	2,239,264
1,150,489		GNMA	4.500	03/15/41	1,260,500
2,636,187		GNMA	4.500	04/20/41	2,891,546
507,821		GNMA	5.000	04/20/41	566,651
284,249	i	GNMA	4.000	06/20/41	298,320
652,821		GNMA	4.000	07/15/41	700,995
992,007		GNMA	4.000	07/20/41	1,065,850
3,186,341		GNMA	4.500	07/20/41	3,492,453
2,863,221		GNMA	5.000	07/20/41	3,194,948
858,717		GNMA	4.500	08/15/41	941,082
1,282,687		GNMA	5.000	08/20/41	1,429,968
1,393,990		GNMA	4.000	09/15/41	1,496,858
152,470	i	GNMA	3.000	09/20/41	158,306
4,364,881		GNMA	4.000	09/20/41	4,687,413
310,303		GNMA	4.000	10/15/41	333,202
310,056	i	GNMA	2.500	10/20/41	321,714
218,281	i	GNMA	3.500	10/20/41	228,019
5,419,318		GNMA	4.000	10/20/41	5,819,321
667,725		GNMA	5.500	10/20/41	753,490
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,579,248		GNMA	3.500%	11/15/41	$1,660,865
3,521,352		GNMA	4.000	11/15/41	3,781,206
6,918,240		GNMA	4.500	11/20/41	7,579,772
2,633,274		GNMA	5.000	11/20/41	2,933,889
899,456		GNMA	6.000	11/20/41	1,026,463
3,364,479		GNMA	3.500	01/20/42	3,537,315
1,252,771	i	GNMA	3.000	02/20/42	1,306,643
1,694,890		GNMA	3.500	03/20/42	1,781,958
2,778,798		GNMA	4.500	03/20/42	3,046,848
3,091,415		GNMA	3.500	04/15/42	3,249,840
16,160,787		GNMA	3.500	05/20/42	16,991,007
4,088,251		GNMA	3.500	05/20/42	4,321,811
4,006,339		GNMA	4.000	05/20/42	4,300,003
7,755,565		GNMA	3.500	07/15/42	8,168,209
1,150,503	i	GNMA	2.000	07/20/42	1,188,478
3,717,512		GNMA	3.500	07/20/42	3,908,492
4,095,638		GNMA	3.000	08/20/42	4,193,258
4,194,208		GNMA	3.500	08/20/42	4,433,270
15,165,177		GNMA	3.500	08/20/42	15,944,266
3,449,631		GNMA	6.000	08/20/42	3,935,794
5,764,036		GNMA	3.500	10/20/42	6,060,158
5,865,112		GNMA	3.000	11/20/42	6,004,907
6,791,664		GNMA	3.000	12/20/42	6,953,542
4,392,691		GNMA	3.000	12/20/42	4,504,331
6,491,043		GNMA	3.000	01/15/43	6,650,719
4,219,670		GNMA	3.000	01/15/43	4,321,644
5,143,420		GNMA	3.000	01/20/43	5,266,028
4,535,316		GNMA	3.000	02/20/43	4,657,915
8,642,436		GNMA	3.000	02/20/43	8,848,429
1,759,320		GNMA	3.000	04/15/43	1,801,837
2,305,030		GNMA	5.000	04/20/43	2,568,225
3,526,931		GNMA	3.000	05/20/43	3,611,071
5,417,407		GNMA	3.000	06/20/43	5,546,721
9,189,526		GNMA	3.500	06/20/43	9,715,290
11,431,136		GNMA	3.000	07/20/43	11,704,136
9,035,699		GNMA	3.500	09/20/43	9,495,654
4,676,147		GNMA	4.000	09/20/43	5,018,074
4,202,892		GNMA	4.000	10/20/43	4,510,270
1,803,414		GNMA	3.500	11/20/43	1,894,964
5,108,484		GNMA	4.000	11/20/43	5,482,095
4,075,450		GNMA	4.500	12/20/43	4,458,809
4,297,545		GNMA	4.500	01/20/44	4,701,795
4,644,185		GNMA	3.500	02/20/44	4,879,950
8,640,688		GNMA	4.000	02/20/44	9,272,639
9,057,870		GNMA	4.000	05/20/44	9,720,341
9,376,509		GNMA	4.000	06/20/44	10,065,477
21,406,741		GNMA	3.500	07/20/44	22,498,497
7,950,816		GNMA	4.500	10/20/44	8,707,266
14,713,109		GNMA	3.500	11/20/44	15,467,482
		TOTAL MORTGAGE BACKED			1,645,221,278
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 1.0%
$300,000	American Municipal Power	7.834%	02/15/41	$452,442
500,000	American Municipal Power	6.270	02/15/50	640,000
500,000	Bay Area Toll Authority	6.263	04/01/49	704,595
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	912,161
300,000	City of Chicago IL	5.432	01/01/42	282,585
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,006,005
150,000	Colorado Bridge Enterprise	6.078	12/01/40	197,031
200,000	Commonwealth of Massachusetts	4.200	12/01/21	219,490
500,000	Commonwealth of Massachusetts	5.731	06/01/40	654,240
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	222,852
200,000	County of Clark NV	6.820	07/01/45	293,312
350,000	Denver City & County School District No	4.242	12/15/37	359,870
200,000	District of Columbia	5.591	12/01/34	247,600
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	110,628
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	505,900
64,752	Kentucky Asset Liability Commission	3.165	04/01/18	66,625
30,000	Los Angeles Unified School District	5.750	07/01/34	37,857
100,000	Massachusetts School Building Authority	5.715	08/15/39	128,198
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	135,798
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,275,007
650,000	Metropolitan Transportation Authority	7.336	11/15/39	991,906
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	608,240
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	331,430
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	659,050
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,206,961
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	503,418
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	914,232
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	399,323
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	781,039
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,246,003
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	635,565
600,000	New York State Dormitory Authority	5.289	03/15/33	716,676
130,000	New York State Dormitory Authority	5.628	03/15/39	161,292
545,000	New York State Dormitory Authority	5.600	03/15/40	692,297
400,000	New York State Urban Development Corp	5.838	03/15/40	514,228
100,000	Ohio State University	4.910	06/01/40	120,749
675,000	Ohio State Water Development Authority	4.879	12/01/34	770,729
750,000	Oregon School Boards Association	4.759	06/30/28	837,705
250,000	Oregon School Boards Association	5.680	06/30/28	297,385
100,000	Oregon State Department of Transportation	5.834	11/15/34	129,602
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	253,168
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	613,070
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,092,290
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	120,058
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	981,920
200,000	State of California	1.050	02/01/16	201,028
300,000	State of California	5.750	03/01/17	329,493
600,000	State of California	6.200	10/01/19	702,426
645,000	State of California	5.700	11/01/21	764,112
250,000	State of California	7.500	04/01/34	371,645
285,000	State of California	7.550	04/01/39	439,809
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,400,000	State of California	7.300%	10/01/39	$5,008,166
2,740,000	State of California	7.625	03/01/40	4,205,900
300,000	State of Connecticut	5.090	10/01/30	342,039
620,000	State of Connecticut	5.850	03/15/32	782,273
100,000	State of Illinois	4.511	03/01/15	100,696
1,045,000	State of Illinois	4.961	03/01/16	1,088,608
4,450,000	State of Illinois	5.100	06/01/33	4,417,470
1,295,000	State of Illinois	6.725	04/01/35	1,448,742
500,000	State of Kansas Department of Transportation	4.596	09/01/35	564,465
300,000	State of Oregon	5.762	06/01/23	349,752
600,000	State of Texas	4.631	04/01/33	681,990
50,000	State of Texas	5.517	04/01/39	66,089
1,000,000	State of Texas	4.681	04/01/40	1,170,600
575,000	State of Texas Transportation Commission	5.028	04/01/26	674,262
500,000	State of Utah	3.539	07/01/25	532,145
200,000	State of Washington	5.090	08/01/33	231,768
604,000	State Public School Building Authority	5.000	09/15/27	653,776
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,202,412
750,000	Tennessee Valley Authority	3.875	02/15/21	825,985
500,000	Tennessee Valley Authority	5.880	04/01/36	682,041
500,000	Tennessee Valley Authority	5.500	06/15/38	666,406
300,000	Tennessee Valley Authority	3.500	12/15/42	296,669
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,988,152
500,000	University of California	1.796	07/01/19	495,720
200,000	University of California	5.770	05/15/43	257,066
860,000	University of California	4.858	05/15/12	895,982
100,000	University of Pennsylvania	4.674	09/01/12	106,239
200,000	University of Southern California	5.250	10/01/11	270,855
700,000	University of Texas	4.794	08/15/46	831,173
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	180,482
	TOTAL MUNICIPAL BONDS			58,856,968

U.S. TREASURY SECURITIES - 35.9%
12,000,000	United States Treasury Bond	5.250	11/15/28	16,088,436
26,060,000	United States Treasury Bond	5.250	02/15/29	35,034,413
19,429,000	United States Treasury Bond	5.375	02/15/31	27,080,684
11,750,000	United States Treasury Bond	4.500	02/15/36	15,672,479
4,644,000	United States Treasury Bond	4.375	02/15/38	6,076,748
36,983,000	United States Treasury Bond	3.500	02/15/39	42,475,567
850,000	United States Treasury Bond	4.375	11/15/39	1,114,563
3,380,000	United States Treasury Bond	4.375	05/15/40	4,443,378
12,585,000	United States Treasury Bond	3.875	08/15/40	15,363,529
11,185,000	United States Treasury Bond	4.250	11/15/40	14,479,329
5,075,000	United States Treasury Bond	4.750	02/15/41	7,091,917
26,350,000	United States Treasury Bond	4.375	05/15/41	34,950,798
10,000,000	United States Treasury Bond	3.750	08/15/41	12,052,340
2,300,000	United States Treasury Bond	3.125	11/15/41	2,482,204
4,550,000	United States Treasury Bond	3.125	02/15/42	4,898,002
7,500,000	United States Treasury Bond	3.000	05/15/42	7,883,205
10,000,000	United States Treasury Bond	2.750	08/15/42	9,996,880
4,000,000	United States Treasury Bond	2.750	11/15/42	3,995,936
10,250,000	United States Treasury Bond	2.875	05/15/43	10,483,823
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$6,500,000	United States Treasury Bond	3.625%	08/15/43	$7,644,104
2,000,000	United States Treasury Bond	3.750	11/15/43	2,404,218
7,615,000	United States Treasury Bond	3.625	02/15/44	8,961,309
2,500,000	United States Treasury Bond	3.375	05/15/44	2,814,453
15,000,000	United States Treasury Bond	3.125	08/15/44	16,148,430
100	United States Treasury Note	2.500	03/31/15	101
29,000,000	United States Treasury Note	0.375	01/15/16	29,018,125
5,400,000	United States Treasury Note	2.000	01/31/16	5,496,185
40,000,000	United States Treasury Note	0.250	02/29/16	39,950,000
10,650,000	United States Treasury Note	2.125	02/29/16	10,867,995
250,000	United States Treasury Note	2.625	02/29/16	256,504
8,000,000	United States Treasury Note	0.375	03/15/16	8,000,624
9,000,000	United States Treasury Note	2.250	03/31/16	9,209,529
12,000,000	United States Treasury Note	0.250	04/15/16	11,981,256
14,000,000	United States Treasury Note	2.000	04/30/16	14,295,316
164,000	United States Treasury Note	5.125	05/15/16	174,506
15,000,000	United States Treasury Note	0.375	05/31/16	14,990,625
11,250,000	United States Treasury Note	1.750	05/31/16	11,454,784
22,000,000	United States Treasury Note	0.500	06/15/16	22,017,182
10,000,000	United States Treasury Note	0.500	06/30/16	10,003,120
5,000,000	United States Treasury Note	1.500	06/30/16	5,075,390
10,750,000	United States Treasury Note	1.500	07/31/16	10,914,604
970,000	United States Treasury Note	3.250	07/31/16	1,011,604
19,000,000	United States Treasury Note	0.625	08/15/16	19,031,179
10,000,000	United States Treasury Note	0.500	08/31/16	9,996,090
14,000,000	United States Treasury Note	1.000	08/31/16	14,105,000
14,200,000	United States Treasury Note	1.000	09/30/16	14,304,285
10,000,000	United States Treasury Note	0.375	10/31/16	9,958,590
13,050,000	United States Treasury Note	1.000	10/31/16	13,143,803
27,000,000	United States Treasury Note	0.625	11/15/16	27,002,106
173,000	United States Treasury Note	4.625	11/15/16	185,867
278,400	United States Treasury Note	7.500	11/15/16	313,809
13,000,000	United States Treasury Note	0.500	11/30/16	12,967,500
15,250,000	United States Treasury Note	0.875	11/30/16	15,316,719
8,000,000	United States Treasury Note	0.625	12/15/16	7,996,248
15,000,000	United States Treasury Note	0.625	12/31/16	14,980,080
4,000,000	United States Treasury Note	0.875	12/31/16	4,015,000
50,300,000	United States Treasury Note	0.875	01/31/17	50,445,417
16,250,000	United States Treasury Note	0.875	02/28/17	16,289,357
220,000	United States Treasury Note	3.000	02/28/17	230,553
20,000,000	United States Treasury Note	0.750	03/15/17	19,992,180
21,300,000	United States Treasury Note	1.000	03/31/17	21,389,865
16,500,000	United States Treasury Note	0.875	04/30/17	16,519,338
160,000	United States Treasury Note	8.750	05/15/17	189,737
30,400,000	United States Treasury Note	0.625	05/31/17	30,226,629
11,000,000	United States Treasury Note	0.750	06/30/17	10,958,750
20,200,000	United States Treasury Note	0.500	07/31/17	19,971,174
139,200	United States Treasury Note	8.875	08/15/17	167,725
17,300,000	United States Treasury Note	0.625	08/31/17	17,135,114
16,000,000	United States Treasury Note	0.625	09/30/17	15,828,752
4,000,000	United States Treasury Note	0.875	10/15/17	3,984,688
61,750,000	United States Treasury Note	0.750	10/31/17	61,257,914
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,414,000	United States Treasury Note	4.250%	11/15/17	$9,175,862
20,500,000	United States Treasury Note	0.625	11/30/17	20,237,354
31,000,000	United States Treasury Note	0.750	12/31/17	30,673,043
8,044,000	United States Treasury Note	2.750	12/31/17	8,431,745
21,000,000	United States Treasury Note	0.875	01/31/18	20,831,013
8,127,000	United States Treasury Note	2.625	01/31/18	8,487,002
31,000,000	United States Treasury Note	0.750	02/28/18	30,573,750
23,000,000	United States Treasury Note	0.750	03/31/18	22,646,007
15,000,000	United States Treasury Note	0.625	04/30/18	14,695,320
6,172,000	United States Treasury Note	2.625	04/30/18	6,452,153
6,266,000	United States Treasury Note	3.875	05/15/18	6,812,320
72,000,000	United States Treasury Note	1.000	05/31/18	71,302,464
7,862,000	United States Treasury Note	2.375	05/31/18	8,149,450
7,000,000	United States Treasury Note	1.375	06/30/18	7,013,671
15,000,000	United States Treasury Note	1.375	07/31/18	15,015,240
13,065,000	United States Treasury Note	2.250	07/31/18	13,484,504
40,350,000	United States Treasury Note	1.500	08/31/18	40,545,455
22,000,000	United States Treasury Note	1.375	09/30/18	21,979,364
28,000,000	United States Treasury Note	1.250	10/31/18	27,818,448
1,681,000	United States Treasury Note	9.000	11/15/18	2,166,520
33,500,000	United States Treasury Note	1.250	11/30/18	33,264,462
25,000,000	United States Treasury Note	1.500	12/31/18	25,033,200
25,000,000	United States Treasury Note	1.500	01/31/19	25,009,775
2,802,400	United States Treasury Note	2.750	02/15/19	2,948,212
30,000,000	United States Treasury Note	1.500	02/28/19	30,021,090
36,000,000	United States Treasury Note	1.625	03/31/19	36,160,308
20,000,000	United States Treasury Note	1.625	04/30/19	20,068,760
40,750,000	United States Treasury Note	1.500	05/31/19	40,648,125
40,000,000	United States Treasury Note	1.625	06/30/19	40,100,000
18,000,000	United States Treasury Note	1.625	07/31/19	18,028,116
50,500,000	United States Treasury Note	1.625	08/31/19	50,555,247
38,500,000	United States Treasury Note	1.750	09/30/19	38,725,572
29,000,000	United States Treasury Note	1.500	10/31/19	28,823,274
57,000,000	United States Treasury Note	1.500	11/30/19	56,639,304
30,000,000	United States Treasury Note	1.625	12/31/19	29,955,480
4,000,000	United States Treasury Note	1.875	06/30/20	4,026,876
4,000,000	United States Treasury Note	2.000	07/31/20	4,050,000
5,342,000	United States Treasury Note	2.625	08/15/20	5,578,635
6,000,000	United States Treasury Note	2.000	09/30/20	6,060,468
5,000,000	United States Treasury Note	2.000	11/30/20	5,043,750
5,900,000	United States Treasury Note	3.625	02/15/21	6,499,216
10,000,000	United States Treasury Note	2.000	02/28/21	10,068,750
27,610,000	United States Treasury Note	2.125	08/15/21	27,935,715
6,070,000	United States Treasury Note	2.000	11/15/21	6,092,289
13,379,100	United States Treasury Note	8.000	11/15/21	18,613,673
10,500,000	United States Treasury Note	1.625	11/15/22	10,185,819
13,250,000	United States Treasury Note	1.750	05/15/23	12,901,154
16,000,000	United States Treasury Note	2.500	08/15/23	16,513,744
13,000,000	United States Treasury Note	2.750	11/15/23	13,685,542
26,000,000	United States Treasury Note	2.500	05/15/24	26,784,056
6,000,000	United States Treasury Note	2.375	08/15/24	6,111,096
52,000,000	United States Treasury Note	2.250	11/15/24	52,349,388
129

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$18,000,000	United States Treasury Note	3.000%	11/15/44	$18,916,884
	TOTAL U.S. TREASURY SECURITIES			2,076,146,329

	TOTAL GOVERNMENT BONDS			4,175,096,058
	(Cost $4,099,184,956)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.8%
500,000	Ally Auto Receivables Trust	1.210	07/15/16	500,789
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	799,024
	Series - 2012 4 (Class A4)
909,692	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	909,830
	Series - 2013 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	506,117
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	299,633
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	498,714
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,239
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	500,820
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,308,316
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	734,299
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	625,797
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	556,271
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	603,595
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	400,530
	Series - 2012 A3 (Class A3)
395,000	Chase Issuance Trust	1.010	10/15/18	394,992
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	999,509
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.160	09/16/24	964,623
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	831,885
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	344,678
	Series - 2008 A1 (Class A1)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,050,962
	Series - 0 A1 (Class A1)
101,042	Detroit Edison Securitization Funding LLC	6.620	03/01/16	102,057
	Series - 2001 1 (Class A6)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,002,229
	Series - 2014 A4 (Class A4)
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Discover Card Master Trust	5.650%	03/16/20	$3,329,775
		Series - 2007 A1 (Class A1)
204,146		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	212,494
		Series - 2010 K007 (Class A1)
3,400,103		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	3,355,834
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,955,378
		Series - 2012 K023 (Class A2)
471,098		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	486,161
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	498,748
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	502,099
		Series - 2013 K027 (Class A2)
97,441		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	99,915
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,096,984
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	533,853
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,600,259
		Series - 2014 K036 (Class A2)
478,019		Ford Credit Auto Owner Trust	0.550	07/15/17	477,911
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	819,588
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	503,966
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,888,497
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	589,006
		Series - 2013 A (Class A4)
227,000		Hyundai Auto Receivables Trust 2014-B	2.100	11/15/19	227,031
		Series - 2014 B (Class C)
1,150,000		Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,151,104
		Series - 2013 B (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	401,204
		Series - 2012 A (Class A4)
12,353	i	Residential Asset Securities Corp	6.489	10/25/30	12,468
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,683
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.190	05/15/18	2,000,824
		Series - 2013 2013-3 (Class B)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	205,987
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,490,099
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	301,549
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,011,208
		Series - 2014 2014-1 (Class C)
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$120,000		Toyota Auto Receivables Owner Trust	0.670%	12/15/17	$119,868
		Series - 2014 A (Class A3)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,461
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,194
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			44,089,057

OTHER MORTGAGE BACKED - 1.7%
97,998	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	103,142
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	470,971
		Series - 2006 6 (Class A4)
48,607		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	48,613
		Series - 2006 5 (Class AAB)
1,229,223	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.152	09/10/47	1,254,580
		Series - 2005 6 (Class A4)
11,241		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	11,226
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,398,854
		Series - 2006 PW14 (Class A4)
275,421	i	Bear Stearns Commercial Mortgage Securities	5.435	03/11/39	284,566
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.707	06/11/40	215,719
		Series - 2007 PW16 (Class A4)
269,393		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	270,631
		Series - 2005 PWR8 (Class A4)
15,797	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	15,794
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	871,305
		Series - 2006 PW13 (Class AM)
466,157		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	491,684
		Series - 2006 T24 (Class A4)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,084,659
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	543,477
		Series - 2007 PW18 (Class A4)
70,321		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	70,693
		Series - 2007 PW17 (Class A3)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	752,855
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,066,592
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	273,133
		Series - 2014 2014-GC19 (Class A4)
695,026	i	Citigroup Commercial Mortgage Trust	6.142	12/10/49	761,339
		Series - 2008 2008-C7 (Class A4)
585,000		Citigroup, Inc	5.322	12/11/49	619,376
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.226	07/15/44	564,473
		Series - 2005 CD1 (Class AJ)
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$919,087		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617%	10/15/48	$966,000
		Series - 2006 CD3 (Class A5)
1,000,000		COMM 2014-CCRE20 Mortgage Trust	3.590	11/10/47	1,040,090
		Series - 2014 CR20 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,076,394
		Series - 2013 CR13 (Class A2)
730,000		COMM Mortgage Trust	2.256	12/10/44	743,776
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	617,262
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	507,275
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	751,417
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	401,947
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	535,323
		Series - 0 CR7 (Class A4)
487,259	i	COMM Mortgage Trust	5.756	06/10/46	510,722
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,078,141
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	547,020
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,029,312
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	535,567
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	995,259
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,079,351
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,060,056
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,041,526
		Series - 2014 UBS4 (Class A5)
255,000	i	COMM Mortgage Trust	5.796	12/10/49	278,524
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.040	12/10/49	326,066
		Series - 2008 LS1 (Class ASM)
1,875,685	i	Credit Suisse Commercial Mortgage Trust	5.806	06/15/38	1,959,941
		Series - 2006 C3 (Class A3)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.467	02/15/39	514,410
		Series - 2006 C1 (Class A4)
157,512		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	165,784
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,220,910
		Series - 2006 C4 (Class AM)
427,124	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	432,794
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	224,313
		Series - 2005 C5 (Class AJ)
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$55,050	i	GE Capital Commercial Mortgage Corp	5.281%	11/10/45	$55,458
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.313	11/10/45	1,015,527
		Series - 2005 C4 (Class A4)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,854,846
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	613,081
		Series - 2005 GG5 (Class AM)
698,202	i	Greenwich Capital Commercial Funding Corp	5.819	07/10/38	729,826
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	586,673
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,166,094
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,872,746
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	768,506
		Series - 2006 GG6 (Class AM)
1,327,578		GS Mortgage Securities Corp II	5.560	11/10/39	1,405,459
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	449,610
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	299,903
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	301,083
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,831,365
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	522,362
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	213,220
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	250,345
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	506,001
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	542,426
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	206,245
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,076,618
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust 2014-GC26	3.964	11/10/47	1,559,584
		Series - 2014 GC26 (Class AS)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,870
		Series - 2009 IWST (Class A2)
43,414		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	43,456
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,183,079
		Series - 2006 CB17 (Class A4)
916,599	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.236	12/15/44	931,947
		Series - 2005 LDP5 (Class A4)
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.865%	04/15/45	$212,236
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.207	05/15/45	327,063
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	314,402
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	539,552
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	499,834
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	540,171
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	545,436
		Series - 2013 C16 (Class A4)
1,455,875		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,546,174
		Series - 2006 LDP9 (Class A3)
915,060		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	972,957
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	417,979
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	299,392
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	509,762
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	582,972
		Series - 2013 C10 (Class AS)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.787	06/15/49	455,861
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.787	06/15/49	923,263
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801	09/15/47	526,937
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940	11/15/47	1,545,007
		Series - 2014 C24 (Class A2)
231,394	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	231,745
		Series - 2005 C2 (Class A5)
371,154		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	380,125
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	132,140
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	210,251
		Series - 2006 C6 (Class AJ)
1,364,712		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,461,405
		Series - 2007 C1 (Class A4)
792,970		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	848,333
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	882,940
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	650,431
		Series - 2007 C6 (Class AM)
300,623	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	330,281
		Series - 2007 C7 (Class A3)
135

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$119,134	i	Merrill Lynch Mortgage Trust	5.288%	11/12/37	$121,396
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.288	11/12/37	231,107
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	294,898
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.677	05/12/39	245,143
		Series - 2006 C1 (Class A4)
129,263	i	Merrill Lynch Mortgage Trust	5.835	06/12/50	129,351
		Series - 2007 C1 (Class A3)
438,517	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.467	02/12/39	453,171
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	164,138
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,002
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	758,575
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	509,828
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	243,359
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	212,205
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	412,415
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	594,222
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,311,934
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,129,068
		Series - 2014 2014-C16 (Class A5)
590,000		Morgan Stanley Capital I	5.364	03/15/44	632,274
		Series - 2007 IQ13 (Class A4)
185,971	i	Morgan Stanley Capital I	5.731	07/12/44	195,230
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	805,307
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	254,179
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,286,925
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,668,913
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	219,803
		Series - 2007 T25 (Class AM)
1,736,857		Morgan Stanley Capital I	5.809	12/12/49	1,888,260
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	245,020
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.560	08/15/39	513,274
		Series - 2007 C4 (Class AJ)
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		UBS Barclays Commercial Mortgage Trust	3.185%	03/10/46	$1,525,038
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	509,867
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,044,102
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	419,892
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,895
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	106,712
		Series - 2007 2007-C30 (Class A5)
902,769	i	Wachovia Bank Commercial Mortgage Trust	5.269	12/15/44	922,042
		Series - 2005 2005-C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.319	12/15/44	751,941
		Series - 2005 2005-C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	108,953
		Series - 2006 2006-C23 (Class AJ)
777,819	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	814,669
		Series - 2006 2006-C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	810,737
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	319,601
		Series - 2006 2006-C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.941	02/15/51	218,537
		Series - 2007 2007-C33 (Class A5)
1,220,285	i	Wachovia Bank Commercial Mortgage Trust	5.941	02/15/51	1,303,836
		Series - 2007 2007-C33 (Class A4)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,280,371
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	4.845	06/15/45	267,079
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	405,281
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	780,013
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	618,358
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	519,114
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,087,594
		Series - 2014 C19 (Class B)
252,979		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	251,932
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	510,932
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			100,053,334

		TOTAL STRUCTURED ASSETS			144,142,391
		(Cost $142,964,728)

		TOTAL BONDS			5,748,336,774
		(Cost $5,633,899,697)
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.3%
TREASURY DEBT - 0.3%
$12,500,000	United States Treasury Bill	0.050%	04/23/15	$12,498,550
3,600,000	United States Treasury Bill	0.103	07/23/15	3,597,728
	TOTAL TREASURY DEBT			16,096,278

	TOTAL SHORT-TERM INVESTMENTS			16,096,278
	(Cost $16,095,975)

	TOTAL INVESTMENTS - 99.7%			5,764,433,052
	(Cost $5,649,995,672)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			18,108,754
	NET ASSETS - 100.0%			$5,782,541,806

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $25,770,861 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
138

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.7%

AUTOMOBILES & COMPONENTS - 0.3%
$2,000,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,985,000
3,990,000	i	Gates Global LLC	4.250	07/05/21	3,875,287
3,400,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	3,394,900
		TOTAL AUTOMOBILES & COMPONENTS			9,255,187

CAPITAL GOODS - 0.1%
2,903,161	i	TransDigm, Inc	3.750	02/28/20	2,847,159
		TOTAL CAPITAL GOODS			2,847,159

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
639,806	i	AECOM Technology Corp	3.750	10/15/21	639,237
1,325,000	i	B/E Aerospace Inc	4.000	11/21/21	1,317,050
2,947,054	i	Capital Safety North America	3.750	03/29/21	2,851,274
3,205,000	i	Creative Artists Agency LLC	6.750	12/17/21	3,205,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,012,561

CONSUMER DURABLES & APPAREL - 0.2%
4,606,862	i	Libbey Glass, Inc	3.750	04/09/21	4,529,145
1,990,000	i	Otter Products LLC	5.750	06/03/20	1,964,289
		TOTAL CONSUMER DURABLES & APPAREL			6,493,434

CONSUMER SERVICES - 0.4%
653,917	i	Boyd Gaming Corp	4.000	08/14/20	640,328
2,777,778	i	Hilton Worldwide	3.500	10/26/20	2,741,889
1,340,476	i	Marina District Finance Co, Inc	6.750	08/15/18	1,328,465
588,000	i	MGM Resorts International	3.500	12/20/19	571,466
1,068,486	i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,051,123
4,474,969	i	Spin Holdco, Inc	4.250	11/14/19	4,393,882
		TOTAL CONSUMER SERVICES			10,727,153

DIVERSIFIED FINANCIALS - 0.2%
210,667	i	DTZ US Borrower LLC	1.000	11/04/21	209,613
1,253,333	i	DTZ US Borrower LLC	5.500	11/04/21	1,247,067
690,000	i	TransFirst, Inc	5.500	11/12/21	684,535
4,044,438	i	TransUnion LLC	4.000	04/09/21	3,978,715
		TOTAL DIVERSIFIED FINANCIALS			6,119,930

ENERGY - 0.1%
1,927,648	i	Arch Coal, Inc	6.250	05/16/18	1,591,119
		TOTAL ENERGY			1,591,119

FOOD & STAPLES RETAILING - 0.2%
3,300,000	i	Albertson’s Holdings LLC	4.500	08/25/21	3,296,568

139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	Rite Aid Corp	5.750%	08/21/20	$1,001,670
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,497,495
		TOTAL FOOD & STAPLES RETAILING			5,795,733

FOOD, BEVERAGE & TOBACCO - 0.1%
2,832,639	i	HJ Heinz Co	3.500	06/05/20	2,811,904
997,494	i	Post Holdings, Inc	3.750	06/02/21	990,950
		TOTAL FOOD, BEVERAGE & TOBACCO			3,802,854

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
645,125	i	Accellent, Inc	4.500	03/12/21	629,532
2,788,913		Biomet, Inc	3.670	07/25/17	2,771,985
2,000,000	i	Biomet, Inc	3.670	07/25/17	1,987,860
2,448,638	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,384,361
1,994,962	i	CHS/Community Health Systems	4.250	01/27/21	1,987,900
2,691,487	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,658,463
2,962,500	i	HCA, Inc	3.005	05/01/18	2,933,349
2,962,544	i	Kinetic Concepts, Inc	4.000	05/04/18	2,914,403
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,267,853

INSURANCE - 0.1%
1,200,615	i	Compass Investors, Inc	4.250	12/27/19	1,178,103
		TOTAL INSURANCE			1,178,103

MATERIALS - 0.6%
1,350,000	i	Eco Services Operations LLC	4.750	12/04/21	1,339,875
3,429,966		Minerals Technologies, Inc	4.000	05/09/21	3,387,092
2,500,000	i	Signode Industrial Group US, Inc	3.750	04/30/21	2,389,075
800,000	i	Solenis International LP	7.750	07/31/22	773,200
4,000,335	i	Tronox Pigments BV	4.000	03/19/20	3,927,009
		TOTAL MATERIALS			11,816,251

MEDIA - 0.4%
1,458,966	i	CSC Holdings LLC	2.669	04/17/20	1,424,578
2,000,000	i	MTL Publishing LLC	3.750	06/29/18	1,962,280
1,621,850	i	Time, Inc	4.250	04/26/21	1,599,550
1,994,774	i	Univision Communications, Inc	4.000	03/02/20	1,947,896
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	1,961,220
2,992,500	i	Visant Corp	7.000	09/23/21	2,902,725
		TOTAL MEDIA			11,798,249

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,000,000	i	NBTY, Inc	3.500	10/01/17	2,907,510
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,907,510

RETAILING - 0.1%
2,197,000	i	Stater Bros Markets	4.750	05/12/21	2,166,791
		TOTAL RETAILING			2,166,791

140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$5,129,237	i	Avago Technologies Ltd	3.750%	05/06/21	$5,105,746
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,105,746

SOFTWARE & SERVICES - 0.6%
2,542,500	i	Activision Blizzard, Inc	3.250	10/11/20	2,536,144
1,100,000	i	Asurion LLC	8.500	03/03/21	1,089,913
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	2,228,534
1,952,878	i	IMS Health, Inc	3.500	03/17/21	1,904,056
1,308,066	i	Infor US, Inc	3.750	06/03/20	1,267,281
2,215,813	i	Mitchell International, Inc	4.500	10/11/20	2,181,113
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,980,500
1,415,353	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,390,584
2,225,000	i	ProQuest LLC	5.250	10/24/21	2,202,750
		TOTAL SOFTWARE & SERVICES			17,780,875

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,980,000	i	Scientific Games International, Inc	6.000	10/18/20	1,948,815
1,995,000		Sensata Technologies BV	3.500	10/08/21	1,992,008
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,940,823

TELECOMMUNICATION SERVICES - 0.0%
990,000	i	Internap Network Services Corp	6.000	11/26/19	982,575
358,553	i	Presidio, Inc	5.000	03/31/17	357,434
		TOTAL TELECOMMUNICATION SERVICES			1,340,009

UTILITIES - 0.0%
244,375	i	Calpine Corp	4.000	10/09/19	240,863
		TOTAL UTILITIES			240,863

		TOTAL BANK LOAN OBLIGATIONS			131,188,203
		(Cost $132,676,995)

BONDS - 92.0%

CORPORATE BONDS - 41.1%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000		Ford Motor Co	7.450	07/16/31	1,357,595
950,000		Ford Motor Co	4.750	01/15/43	1,002,364
1,750,000	g	Gates Global LLC	6.000	07/15/22	1,675,975
2,475,000		Johnson Controls, Inc	4.625	07/02/44	2,546,966
1,450,000		Magna International, Inc	3.625	06/15/24	1,452,964
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	182,437
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	885,800
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	736,725
		TOTAL AUTOMOBILES & COMPONENTS			9,840,826

BANKS - 6.0%
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,046,080
2,000,000	g	Banco de Bogota S.A.	5.000	01/15/17	2,080,000
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,519,500

141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Banco del Estado de Chile	2.000%	11/09/17	$1,999,566
900,000	g	Bangkok Bank PCL	3.250	10/18/15	912,607
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,023,595
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	371,754
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,004,474
3,475,000		Bank of America Corp	3.750	07/12/16	3,599,263
650,000		Bank of America Corp	5.300	03/15/17	698,207
25,000		Bank of America Corp	6.000	09/01/17	27,566
4,850,000		Bank of America Corp	2.600	01/15/19	4,887,714
1,000,000		Bank of America Corp	5.490	03/15/19	1,106,515
3,000,000		Bank of America Corp	2.650	04/01/19	3,022,005
1,225,000		Bank of America Corp	4.200	08/26/24	1,247,938
2,925,000		Bank of America Corp	4.250	10/22/26	2,918,433
1,150,000		Bank of America Corp	5.000	01/21/44	1,287,799
1,750,000		Bank of America Corp	4.875	04/01/44	1,933,375
750,000	g	Bank of China Ltd	5.000	11/13/24	770,678
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,586,785
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,513,014
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,888,646
5,000,000		Bank of Nova Scotia	2.125	09/11/19	5,010,785
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,016,886
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	943,686
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,240,336
1,600,000		Barclays plc	2.750	11/08/19	1,590,224
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	748,125
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	454,783
1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,014,500
375,000		Branch Banking & Trust Co	2.300	10/15/18	378,902
500,000	g	Caixa Economica Federal	4.500	10/03/18	492,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,786,675
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,969,240
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,335,296
300,000		Capital One Bank USA NA	3.375	02/15/23	298,332
8,975,000		Citigroup, Inc	1.300	11/15/16	8,963,934
2,500,000		Citigroup, Inc	3.875	10/25/23	2,598,505
2,750,000		Citigroup, Inc	3.750	06/16/24	2,808,432
1,775,000		Citigroup, Inc	5.300	05/06/44	1,944,812
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,526,064
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,055,887
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,651,785
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	997,907
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,004,680
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	1,017,880
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,497,293
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,269,350
1,200,000	g	Hana Bank	4.375	09/30/24	1,247,303
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,080,021
500,000	g	HSBC Bank plc	4.125	08/12/20	541,239
2,025,000		HSBC Holdings plc	4.250	03/14/24	2,107,179
875,000		HSBC Holdings plc	5.250	03/14/44	980,136
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,152,310
3,700,000		HSBC USA, Inc	1.500	11/13/17	3,692,689

142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		HSBC USA, Inc	2.250%	06/23/19	$1,248,088
2,500,000		HSBC USA, Inc	2.375	11/13/19	2,499,270
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,541,906
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,028,530
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	999,222
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,606,085
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,004,255
775,000		JPMorgan Chase & Co	4.850	02/01/44	859,710
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	376,800
2,125,000		KeyBank NA	2.500	12/15/19	2,133,704
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	781,491
2,475,000	i	Malayan Banking Bhd	3.250	09/20/22	2,489,434
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,930
1,900,000	g	PKO Finance AB	4.630	09/26/22	1,990,250
1,675,000		PNC Bank NA	2.200	01/28/19	1,675,881
2,025,000		PNC Bank NA	2.250	07/02/19	2,021,890
3,000,000		PNC Bank NA	2.950	01/30/23	2,931,570
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,540,923
1,500,000		PNC Funding Corp	2.700	09/19/16	1,540,437
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	900,900
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,361,908
2,750,000	g	State Bank of India	3.250	04/18/18	2,785,503
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	126,652
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,021,994
575,000		SunTrust Bank	2.750	05/01/23	560,995
425,000		Toronto-Dominion Bank	2.500	07/14/16	435,373
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,023,330
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	685,125
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,028,200
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	683,640
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	497,500
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	732,375
500,000		Union Bank NA	2.125	06/16/17	505,563
400,000		UnionBanCal Corp	3.500	06/18/22	411,941
1,000,000		US Bancorp	1.650	05/15/17	1,007,463
475,000		US Bancorp	2.950	07/15/22	468,243
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,816,918
1,000,000	g	Zenith Bank plc	6.250	04/22/19	911,300
		TOTAL BANKS			173,121,489

CAPITAL GOODS - 1.1%
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	785,625
1,225,000		Anixter, Inc	5.625	05/01/19	1,292,375
1,300,000		Anixter, Inc	5.125	10/01/21	1,300,000
1,275,000		Caterpillar Financial Services Corp	2.250	12/01/19	1,276,396
1,275,000		Caterpillar Financial Services Corp	3.250	12/01/24	1,291,847
950,000		Caterpillar, Inc	1.500	06/26/17	955,859
650,000		Deere & Co	2.600	06/08/22	639,454
625,000	g	EADS Finance BV	2.700	04/17/23	616,683
150,000		Eaton Corp	4.000	11/02/32	152,574
750,000	g	Empresas ICA SAB de C.V.	8.875	05/29/24	686,250
865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	880,137
143

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550%	11/01/24	$894,514
	6,000,000		John Deere Capital Corp	1.050	10/11/16	6,008,490
	500,000		John Deere Capital Corp	1.400	03/15/17	501,360
	375,000		John Deere Capital Corp	2.750	03/15/22	372,596
	697,740	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	624,477
	706,875	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	646,791
	660,000	g	Rexel S.A.	6.125	12/15/19	679,800
	500,000	g	Rexel S.A.	5.250	06/15/20	503,750
	947,000	g	Sealed Air Corp	8.375	09/15/21	1,058,272
	1,790,000	g	Stena AB	7.000	02/01/24	1,637,850
	2,350,000	g	Timken Co	3.875	09/01/24	2,346,355
	2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,620,658
	1,450,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,392,000
	875,000		United Technologies Corp	1.800	06/01/17	886,438
	750,000	g	Yasar Holdings AS.	8.875	05/06/20	780,000
			TOTAL CAPITAL GOODS			30,830,551

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
	1,000,000		ADT Corp	4.125	04/15/19	990,000
	1,825,000		ADT Corp	6.250	10/15/21	1,875,188
	750,000	g	AECOM Technology Corp	5.750	10/15/22	766,875
	3,150,000	g	AECOM Technology Corp	5.875	10/15/24	3,220,875
	1,200,000		Air Lease Corp	3.875	04/01/21	1,206,000
	1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,221,938
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,363,750
	$1,600,000		Fluor Corp	3.500	12/15/24	1,591,438
INR	35,500,000		International Bank for Reconstruction & Development	6.000	12/20/16	564,459
	$500,000	g	MSCI, Inc	5.250	11/15/24	517,500
	670,000		Republic Services, Inc	3.800	05/15/18	708,863
	1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,105,000
	325,000		RR Donnelley & Sons Co	7.000	02/15/22	348,563
	675,000		RR Donnelley & Sons Co	6.500	11/15/23	691,875
	1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,040,500
	1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,080,000
	1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,099,500
	1,000,000		Waste Management, Inc	2.600	09/01/16	1,022,974
	2,550,000		Waste Management, Inc	2.900	09/15/22	2,523,222
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,938,520

CONSUMER DURABLES & APPAREL - 0.4%
	1,000,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,097,500
	275,000		DR Horton, Inc	4.750	05/15/17	287,375
	2,600,000		DR Horton, Inc	3.750	03/01/19	2,574,000
	1,000,000		DR Horton, Inc	5.750	08/15/23	1,060,000
	2,000,000		KB Home	4.750	05/15/19	1,970,000
	1,000,000		KB Home	7.000	12/15/21	1,051,875
	2,000,000		Lennar Corp	4.500	06/15/19	2,000,000
	2,000,000		Lennar Corp	4.500	11/15/19	1,985,000
	960,000		Standard Pacific Corp	5.875	11/15/24	960,000
	225,000		Whirlpool Corp	3.700	03/01/23	228,498
			TOTAL CONSUMER DURABLES & APPAREL			13,214,248

144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 1.0%
$4,000,000	g	1011778 BC / New Red Fin	6.000%	04/01/22	$4,100,000
545,000		Ameristar Casinos, Inc	7.500	04/15/21	568,157
350,000		ARAMARK Corp	5.750	03/15/20	361,375
1,350,000		GLP Capital LP	4.375	11/01/18	1,380,375
1,500,000		MGM Resorts International	6.750	10/01/20	1,575,000
1,880,000		Northeastern University	4.181	03/01/23	1,965,675
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	2,005,382
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,087,420
2,000,000		Service Corp International	7.000	06/15/17	2,150,000
1,000,000		Service Corp International	7.625	10/01/18	1,115,400
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	2,945,000
4,000,000		University of Chicago	4.151	10/01/45	4,030,576
5,000,000		Walt Disney Co	0.875	05/30/17	4,970,350
		TOTAL CONSUMER SERVICES			29,254,710

DIVERSIFIED FINANCIALS - 4.4%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	347,143
2,000,000	g	AerCap Ireland Capital Ltd	2.750	05/15/17	1,960,000
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,105,000
600,000		American Express Centurion Bank	0.875	11/13/15	600,832
875,000		American Express Centurion Bank	6.000	09/13/17	975,172
2,375,000		American Express Credit Corp	1.750	06/12/15	2,388,058
1,500,000		American Express Credit Corp	1.300	07/29/16	1,506,534
250,000		American Express Credit Corp	2.800	09/19/16	257,353
2,000,000		American Express Credit Corp	2.125	07/27/18	2,017,746
4,000,000	g,i	Armor Re Ltd	4.036	12/15/16	4,000,400
500,000		Bank of New York Mellon Corp	1.200	02/20/15	500,163
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,370,084
275,000		Bank of New York Mellon Corp	5.450	05/15/19	311,767
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,000,641
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,359,325
1,650,000	g	Bayer US Finance LLC	3.375	10/08/24	1,678,994
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,100,000
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	990,000
825,000		BlackRock, Inc	1.375	06/01/15	828,783
1,100,000		BlackRock, Inc	3.500	03/18/24	1,132,828
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,043,216
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,027,447
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,171,977
1,000,000	g	Comcel Trust	6.875	02/06/24	1,047,500
300,000		Countrywide Financial Corp	6.250	05/15/16	318,403
1,225,000		Credit Suisse	2.300	05/28/19	1,222,897
1,300,000		Credit Suisse	3.000	10/29/21	1,293,932
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,007,080
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,539,010
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,145,932
950,000		General Electric Capital Corp	2.300	04/27/17	973,037
2,500,000		General Electric Capital Corp	2.300	01/14/19	2,539,895
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,518,098
400,000		General Electric Capital Corp	6.875	01/10/39	565,803

145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,575,000		General Motors Financial Co, Inc	3.250%	05/15/18	$2,578,219
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,226,406
150,000		General Motors Financial Co, Inc	4.250	05/15/23	152,983
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	277,233
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,919,186
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	503,053
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,265,777
1,200,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,245,779
1,375,000		Goldman Sachs Group, Inc	3.850	07/08/24	1,410,197
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	181,306
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,986,266
2,925,000		Goldman Sachs Group, Inc	4.800	07/08/44	3,132,903
575,000		Icahn Enterprises LP	4.875	03/15/19	573,562
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,004,375
675,000	g	ICICI Bank Ltd	4.800	05/22/19	720,124
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,509,457
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	309,039
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,473,250
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,300,000
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,170,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	737,099
750,000		Korea Development Bank	2.500	03/11/20	746,290
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	324,258
300,000		Legg Mason, Inc	2.700	07/15/19	301,449
425,000		Legg Mason, Inc	3.950	07/15/24	430,939
1,600,000	g	Lukoil International Finance BV	3.416	04/24/18	1,360,000
650,000	g	Lukoil International Finance BV	6.125	11/09/20	573,958
1,200,000		Morgan Stanley	1.750	02/25/16	1,206,509
3,000,000		Morgan Stanley	5.450	01/09/17	3,221,142
5,275,000		Morgan Stanley	1.875	01/05/18	5,255,694
800,000		Morgan Stanley	3.750	02/25/23	820,657
2,800,000		Morgan Stanley	3.875	04/29/24	2,872,901
3,650,000		Morgan Stanley	3.700	10/23/24	3,699,713
2,000,000		Morgan Stanley	4.350	09/08/26	2,011,950
500,000		Morgan Stanley	6.375	07/24/42	664,017
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	325,683
1,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,007,703
500,000	g	NongHyup Bank	2.750	09/29/19	504,816
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	760,221
1,325,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,267,137
1,575,000		SLM Corp	4.875	06/17/19	1,579,568
1,675,000		State Street Corp	1.350	05/15/18	1,647,220
900,000	g	SUAM Finance BV	4.875	04/17/24	900,000
475,000		Textron, Inc	3.875	03/01/25	475,836
400,000		Toyota Motor Credit Corp	1.375	01/10/18	397,874
1,000,000		Unilever Capital Corp	0.850	08/02/17	986,356
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,515,762
500,000		Wells Fargo & Co	1.500	07/01/15	502,685
650,000		Wells Fargo & Co	2.100	05/08/17	661,018
1,900,000		Wells Fargo & Co	3.300	09/09/24	1,911,888
3,300,000		Wells Fargo & Co	4.100	06/03/26	3,372,788
2,575,000		Wells Fargo & Co	4.650	11/04/44	2,657,042
		TOTAL DIVERSIFIED FINANCIALS			126,484,338

146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 4.3%
$160,000		Anadarko Petroleum Corp	6.950%	06/15/19	$186,936
325,000		Apache Corp	1.750	04/15/17	324,683
3,000,000		Ashland, Inc	3.875	04/15/18	3,030,000
2,000,000		Atlas Pipeline Partners LP	5.875	08/01/23	1,980,000
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,536,096
3,500,000	g	California Resources Corp	5.000	01/15/20	3,036,250
750,000	g	California Resources Corp	6.000	11/15/24	633,750
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,080,000
1,115,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	992,350
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	925,000
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	917,000
3,000,000		Chesapeake Energy Corp	3.250	03/15/16	2,992,500
850,000	i	Chesapeake Energy Corp	3.481	04/15/19	833,000
500,000		Chesapeake Energy Corp	5.375	06/15/21	499,687
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	531,250
5,000,000		Chevron Corp	3.191	06/24/23	5,093,355
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,959,165
2,000,000		ConocoPhillips Co	3.350	11/15/24	2,020,694
5,340,000		Continental Resources, Inc	5.000	09/15/22	5,166,450
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,312,362
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	477,500
300,000		Devon Energy Corp	4.750	05/15/42	302,005
1,200,000		Ecopetrol S.A.	4.125	01/16/25	1,140,000
450,000		Ecopetrol S.A.	5.875	05/28/45	416,250
825,000	g	EDC Finance Ltd	4.875	04/17/20	532,125
75,000		Enterprise Products Operating LLC	5.000	03/01/15	75,485
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,107,997
750,000		Enterprise Products Operating LLC	5.100	02/15/45	806,393
300,000		EOG Resources, Inc	2.625	03/15/23	287,673
2,000,000		EP Energy LLC	6.875	05/01/19	2,030,000
3,250,000		EP Energy LLC	9.375	05/01/20	3,282,500
2,400,000		Exterran Partners LP	6.000	04/01/21	2,088,000
300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	246,000
1,000,000		Halcon Resources Corp	9.750	07/15/20	750,000
850,000		Halcon Resources Corp	8.875	05/15/21	639,625
600,000		Husky Energy, Inc	3.950	04/15/22	602,089
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	617,500
715,000	g	KMG Finance Sub BV	6.375	04/09/21	723,044
2,000,000		Linn Energy LLC	6.250	11/01/19	1,690,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	768,558
150,000		Marathon Petroleum Corp	3.625	09/15/24	147,000
425,000		MarkWest Energy Partners LP	5.500	02/15/23	430,312
500,000		Murphy Oil USA, Inc	6.000	08/15/23	522,500
300,000		Newfield Exploration Co	5.750	01/30/22	297,000
900,000		Newfield Exploration Co	5.625	07/01/24	890,437
825,000		Noble Energy, Inc	3.900	11/15/24	815,387
275,000		Noble Energy, Inc	5.250	11/15/43	279,275
1,950,000		Noble Energy, Inc	5.050	11/15/44	1,927,435
125,000		Noble Holding International Ltd	3.450	08/01/15	126,644

147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Noble Holding International Ltd	4.900%	08/01/20	$327,950
750,000		Oasis Petroleum, Inc	6.875	03/15/22	682,500
700,000	g	Oleoducto Central SA	4.000	05/07/21	668,500
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,804,327
575,000		ONE Gas, Inc	3.610	02/01/24	600,157
1,225,000		ONE Gas, Inc	4.658	02/01/44	1,395,912
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	861,500
500,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	383,750
2,500,000		Peabody Energy Corp	7.375	11/01/16	2,568,750
2,000,000		Peabody Energy Corp	6.000	11/15/18	1,815,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	317,625
1,175,000	g	Pertamina Persero PT	4.300	05/20/23	1,122,125
500,000	g	Pertamina PT	6.500	05/27/41	511,250
925,000	i	Petrobras Global Finance BV	1.852	05/20/16	876,437
925,000		Petrobras Global Finance BV	3.250	03/17/17	871,813
1,000,000	i	Petrobras Global Finance BV	2.371	01/15/19	887,080
750,000		Petrobras Global Finance BV	3.000	01/15/19	663,052
425,000		Petrobras Global Finance BV	6.250	03/17/24	404,405
820,000		Petrobras Global Finance BV	5.625	05/20/43	668,505
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,471,950
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,265,625
325,000		Petroleos Mexicanos	5.500	01/21/21	351,813
600,000		Petroleos Mexicanos	3.500	01/30/23	573,900
300,000	g	Petroleos Mexicanos	4.250	01/15/25	298,050
540,000		Petroleos Mexicanos	6.500	06/02/41	619,650
405,000		Petroleos Mexicanos	5.500	06/27/44	413,100
500,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	506,250
700,000		Phillips 66	1.950	03/05/15	701,771
1,300,000		Phillips 66	4.875	11/15/44	1,330,610
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	2,086,147
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	2,768,958
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,520,000
750,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	833,684
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,793,750
500,000		Range Resources Corp	5.750	06/01/21	516,250
800,000		Regency Energy Partners LP	5.750	09/01/20	802,000
600,000		Regency Energy Partners LP	6.500	07/15/21	612,000
570,000		Regency Energy Partners LP	5.875	03/01/22	568,575
200,000		Regency Energy Partners LP	5.500	04/15/23	193,000
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,083,308
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,098,120
1,155,000		SandRidge Energy, Inc	7.500	03/15/21	739,200
800,000		SandRidge Energy, Inc	8.125	10/15/22	504,000
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,994,916
425,000		Shell International Finance BV	2.375	08/21/22	413,416
2,400,000	g	SM Energy Co	6.125	11/15/22	2,256,000
300,000		SM Energy Co	6.500	01/01/23	288,000
1,575,000		Southwestern Energy Co	4.100	03/15/22	1,545,691
200,000		Statoil ASA	1.200	01/17/18	197,639
375,000		Statoil ASA	2.450	01/17/23	357,688
675,000		Statoil ASA	4.250	11/23/41	691,869
1,275,000		Suncor Energy, Inc	3.600	12/01/24	1,259,896

148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Talisman Energy, Inc	3.750%	02/01/21	$676,924
160,000	g	Tesoro Logistics LP	5.500	10/15/19	158,800
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,006,639
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	571,075
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	242,500
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	797,963
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,193,000
125,000		Vale Overseas Ltd	6.875	11/21/36	131,774
4,500,000		Whiting Petroleum Corp	5.000	03/15/19	4,207,500
1,000,000		WPX Energy, Inc	5.250	09/15/24	930,000
		TOTAL ENERGY			125,072,901

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	186,782
750,000		CVS Caremark Corp	4.000	12/05/23	793,704
1,675,000		CVS Caremark Corp	3.375	08/12/24	1,691,253
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,405,754
1,600,000		Kroger Co	2.950	11/01/21	1,586,875
1,725,000		Walgreen Co	4.400	09/15/42	1,723,380
		TOTAL FOOD & STAPLES RETAILING			7,387,748

FOOD, BEVERAGE & TOBACCO - 1.4%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,009,250
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	511,411
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,248,890
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,725,091
250,000		Campbell Soup Co	2.500	08/02/22	238,899
750,000		Coca-Cola Co	0.750	03/13/15	750,757
500,000		ConAgra Foods, Inc	1.900	01/25/18	496,669
2,900,000		Constellation Brands, Inc	3.875	11/15/19	2,921,750
1,350,000		Diageo Capital plc	2.625	04/29/23	1,312,571
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,044,740
2,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,331,780
3,000,000		General Mills, Inc	1.400	10/20/17	2,987,265
1,525,000		General Mills, Inc	2.200	10/21/19	1,512,188
3,775,000	g	Gruma SAB de C.V.	4.875	12/01/24	3,907,125
1,000,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	1,003,930
430,000		Kraft Foods Group, Inc	6.500	02/09/40	573,076
3,225,000		Mondelez International, Inc	4.125	02/09/16	3,344,818
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,092,534
38,000		PepsiCo, Inc	7.900	11/01/18	46,231
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,174,104
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,422,674
2,000,000		Philip Morris International, Inc	3.250	11/10/24	2,000,974
100,000		Philip Morris International, Inc	6.375	05/16/38	127,856
825,000	g	Post Holdings, Inc	6.750	12/01/21	800,250
240,000		Post Holdings, Inc	7.375	02/15/22	240,000
710,000	g	Post Holdings, Inc	6.000	12/15/22	665,625
430,000		Smithfield Foods, Inc	6.625	08/15/22	449,350
725,000		Tyson Foods, Inc	3.950	08/15/24	749,448
450,000		Tyson Foods, Inc	4.875	08/15/34	493,637
		TOTAL FOOD, BEVERAGE & TOBACCO			41,182,893

149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
$800,000		Baxter International, Inc	3.200%	06/15/23	$806,113
250,000		Becton Dickinson & Co	1.750	11/08/16	251,844
520,000		Becton Dickinson & Co	3.734	12/15/24	535,379
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,373,125
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,067,500
3,125,000		CHS/Community Health Systems	6.875	02/01/22	3,310,547
750,000		Covidien International Finance S.A.	1.350	05/29/15	752,251
375,000		Covidien International Finance S.A.	3.200	06/15/22	378,370
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,103,804
625,000		Express Scripts Holding Co	3.900	02/15/22	650,832
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,836,082
2,000,000	g	Fresenius Medical Care II	5.625	07/31/19	2,135,000
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,130,000
1,165,000		HCA, Inc	6.500	02/15/20	1,305,382
975,000		HCA, Inc	5.875	03/15/22	1,067,625
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,153,750
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,252,562
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,212,781
1,725,000		McKesson Corp	4.883	03/15/44	1,900,208
2,200,000	g	Medtronic, Inc	2.500	03/15/20	2,205,771
1,850,000	g	Medtronic, Inc	3.500	03/15/25	1,892,495
2,100,000	g	Medtronic, Inc	4.625	03/15/45	2,276,379
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,441,118
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,255,000
225,000		Tenet Healthcare Corp	6.000	10/01/20	241,612
700,000		Tenet Healthcare Corp	8.125	04/01/22	782,250
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	482,406
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	450,671
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	701,157
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	632,752
1,175,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,349,482
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			45,934,248

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	533,297
1,250,000		Clorox Co	3.500	12/15/24	1,252,674
375,000		Ecolab, Inc	1.450	12/08/17	371,639
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	370,575
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,153,125
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,681,310

INSURANCE - 1.6%
250,000		Aetna, Inc	1.500	11/15/17	248,050
150,000		Aetna, Inc	6.625	06/15/36	199,911
675,000		Allstate Corp	3.150	06/15/23	678,289
700,000		Allstate Corp	4.500	06/15/43	772,347
1,550,000		American International Group, Inc	2.300	07/16/19	1,551,578
2,725,000		American International Group, Inc	4.500	07/16/44	2,878,992
9,295,000		Childern’s Hospital Medic	4.268	05/15/44	9,664,179
400,000		Chubb Corp	6.000	05/11/37	522,686

150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$80,000		CIGNA Corp	5.125%	06/15/20	$89,154
1,000,000		CIGNA Corp	4.500	03/15/21	1,093,974
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,470,000
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,727,409
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	529,150
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	983,485
250,000		Lincoln National Corp	7.000	06/15/40	346,708
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	526,404
525,000		MetLife, Inc	6.750	06/01/16	566,000
3,000,000		MetLife, Inc	4.368	09/15/23	3,271,164
1,275,000		MetLife, Inc	4.125	08/13/42	1,276,933
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,462,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	200,160
750,000		Prudential Financial, Inc	5.400	06/13/35	873,354
750,000		Prudential Financial, Inc	5.100	08/15/43	844,772
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,366,000
300,000	g	Prudential Funding LLC	6.750	09/15/23	374,741
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	171,770
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	466,287
300,000		Travelers Cos, Inc	5.800	05/15/18	338,790
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,447,601
1,500,000		WellPoint, Inc	1.250	09/10/15	1,506,069
500,000		WellPoint, Inc	4.625	05/15/42	524,680
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,061,306
150,000		WR Berkley Corp	5.375	09/15/20	167,006
		TOTAL INSURANCE			45,201,449

MATERIALS - 2.7%
1,325,000		Alcoa, Inc	5.125	10/01/24	1,404,195
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	718,373
1,000,000		ArcelorMittal	3.750	03/01/16	1,025,000
440,000		ArcelorMittal	5.000	02/25/17	457,600
1,000,000		Ball Corp	5.750	05/15/21	1,047,500
850,000		Barrick North America Finance LLC	4.400	05/30/21	858,289
450,000	g	Belden, Inc	5.500	09/01/22	446,625
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	680,113
1,500,000	g	Cascades, Inc	5.500	07/15/22	1,492,500
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,027,769
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,145,625
1,000,000	g	Cemex SAB de C.V.	5.700	01/11/25	970,000
1,500,000		CF Industries, Inc	7.125	05/01/20	1,787,047
200,000		Corning, Inc	1.450	11/15/17	198,439
1,000,000		Corning, Inc	4.250	08/15/20	1,091,071
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	767,491
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	183,703
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	609,398
1,705,000		Crown Americas LLC	6.250	02/01/21	1,794,512
680,000		Crown Americas LLC	4.500	01/15/23	659,600
1,600,000		Dow Chemical Co	3.500	10/01/24	1,583,782
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,421,250
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,935,116
450,000		Eastman Chemical Co	3.800	03/15/25	458,091

151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		EI du Pont de Nemours & Co	2.800%	02/15/23	$737,729
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	453,302
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,503,500
750,000		Fibria Overseas Finance Ltd	5.250	05/12/24	745,125
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,924,334
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,093,519
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,003,180
5,275,000	g	Glencore Funding LLC	2.500	01/15/19	5,194,161
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,135,200
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,015,000
4,075,000		Hexion US Finance Corp	6.625	04/15/20	3,993,500
835,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	791,163
990,000		International Paper Co	5.300	04/01/15	1,000,435
4,550,000		International Paper Co	4.750	02/15/22	4,964,014
600,000		International Paper Co	4.800	06/15/44	612,722
750,000	g	Israel Chemicals Ltd	4.500	12/02/24	759,375
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,447,500
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,363,056
675,000	g	Mexichem SAB de C.V.	5.875	09/17/44	637,875
525,000		Monsanto Co	2.200	07/15/22	496,763
400,000		Monsanto Co	4.200	07/15/34	416,800
1,125,000		Nucor Corp	4.000	08/01/23	1,178,238
1,500,000	g	OCP S.A.	5.625	04/25/24	1,575,000
550,000		Packaging Corp of America	3.650	09/15/24	541,415
500,000		Praxair, Inc	2.450	02/15/22	491,040
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,476,674
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	526,059
680,000		Rock Tenn Co	4.450	03/01/19	723,810
820,000		Rock Tenn Co	4.900	03/01/22	880,835
1,354,299	g	Samarco Mineracao S.A.	5.375	09/26/24	1,255,435
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	256,250
425,000		Sherwin-Williams Co	1.350	12/15/17	422,068
500,000		Silgan Holdings, Inc	5.000	04/01/20	507,500
1,000,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,018,750
650,000		Steel Dynamics, Inc	5.250	04/15/23	659,750
700,000		Teck Resources Ltd	2.500	02/01/18	679,069
800,000		Teck Resources Ltd	3.750	02/01/23	717,033
125,000		Teck Resources Ltd	6.000	08/15/40	112,373
525,000		Teck Resources Ltd	5.200	03/01/42	429,261
550,000		Tronox Finance LLC	6.375	08/15/20	551,375
675,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	658,762
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	913,050
		TOTAL MATERIALS			79,625,089

MEDIA - 2.6%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,537,500
650,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	650,241
750,000		CBS Corp	4.900	08/15/44	761,597
1,450,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,460,875
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,155,000
1,950,000		CCOH Safari LLC	5.500	12/01/22	1,979,250
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,955,000

152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,350,000		Comcast Corp	2.850%	01/15/23	$2,334,328
3,125,000		Comcast Corp	4.250	01/15/33	3,309,147
2,000,000		Comcast Corp	4.200	08/15/34	2,091,292
2,000,000	g	CSC Holdings LLC	5.250	06/01/24	2,010,000
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,980,221
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,589,602
1,000,000		DISH DBS Corp	5.125	05/01/20	1,007,500
2,000,000		DISH DBS Corp	5.000	03/15/23	1,935,000
850,000	g	DISH DBS Corp	5.875	11/15/24	854,250
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,533,750
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,094,175
160,000	g	Gannett Co, Inc	5.500	09/15/24	160,400
725,000		Grupo Televisa SAB	5.000	05/13/45	737,499
1,000,000		Lamar Media Corp	5.000	05/01/23	990,000
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,631,047
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	693,109
1,000,000		NBC Universal Media LLC	2.875	01/15/23	999,010
125,000		News America, Inc	7.625	11/30/28	165,744
90,000		News America, Inc	6.550	03/15/33	116,904
325,000		News America, Inc	6.650	11/15/37	433,959
250,000		News America, Inc	6.900	08/15/39	338,921
1,400,000		Nielsen Finance LLC	4.500	10/01/20	1,407,000
1,675,000	g	Nielsen Finance LLC	5.000	04/15/22	1,683,375
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,809,900
900,000	g	Numericable Group S.A.	6.250	05/15/24	906,750
600,000		Regal Entertainment Group	5.750	03/15/22	573,000
900,000		Regal Entertainment Group	5.750	06/15/23	841,500
500,000		Regal Entertainment Group	5.750	02/01/25	460,000
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,163,000
3,000,000		Starz LLC	5.000	09/15/19	3,022,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,788,533
475,000		Time Warner Cable, Inc	4.500	09/15/42	488,273
940,000		Time Warner, Inc	3.150	07/15/15	953,136
3,600,000		Time Warner, Inc	2.100	06/01/19	3,546,738
1,276,000		Time Warner, Inc	4.875	03/15/20	1,404,021
1,000,000		Time Warner, Inc	4.700	01/15/21	1,094,567
1,000,000		Time Warner, Inc	3.400	06/15/22	1,010,898
275,000		Time Warner, Inc	6.500	11/15/36	349,848
700,000		Time Warner, Inc	4.900	06/15/42	737,532
1,250,000		Time Warner, Inc	4.650	06/01/44	1,303,218
750,000	g	Time, Inc	5.750	04/15/22	725,625
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,130,000
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,540,250
1,500,000		Viacom, Inc	1.250	02/27/15	1,501,331
700,000		Viacom, Inc	2.500	12/15/16	715,207
1,500,000		Viacom, Inc	2.500	09/01/18	1,513,263
1,000,000		Viacom, Inc	5.850	09/01/43	1,112,071
		TOTAL MEDIA			75,286,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,504,408
1,200,000		AbbVie, Inc	1.750	11/06/17	1,202,608
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$475,000		AbbVie, Inc	2.900%	11/06/22	$467,650
2,450,000		Amgen, Inc	2.200	05/22/19	2,439,703
429,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	447,769
800,000		Gilead Sciences, Inc	2.350	02/01/20	804,305
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,415,922
1,525,000		Gilead Sciences, Inc	4.800	04/01/44	1,691,612
1,725,000		Gilead Sciences, Inc	4.500	02/01/45	1,843,678
575,000		Mylan, Inc	2.550	03/28/19	572,792
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,065,195
444,000		NBTY, Inc	9.000	10/01/18	448,440
1,650,000		Perrigo Co plc	2.300	11/08/18	1,648,700
450,000		Perrigo Co plc	4.000	11/15/23	464,102
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,138,413
400,000		Perrigo Finance plc	4.900	12/15/44	423,871
2,850,000	g	Roche Holdings, Inc	2.250	09/30/19	2,868,058
2,275,000	g	Roche Holdings, Inc	3.350	09/30/24	2,341,446
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,063,770
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,165,000
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	567,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,584,442

REAL ESTATE - 0.8%
150,000		AMB Property LP	4.500	08/15/17	159,842
170,000		Camden Property Trust	4.625	06/15/21	186,227
1,250,000		Camden Property Trust	2.950	12/15/22	1,219,309
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	755,008
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,068,197
500,000		Developers Diversified Realty Corp	7.875	09/01/20	616,636
3,000,000		Duke Realty LP	7.375	02/15/15	3,021,744
550,000		Equity One, Inc	3.750	11/15/22	552,031
975,000		Federal Realty Investment Trust	2.750	06/01/23	939,120
1,400,000		Government Properties Income Trust	3.750	08/15/19	1,421,207
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	223,632
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	147,230
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	449,186
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	321,472
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,934,999
1,375,000		Highwoods Realty LP	3.200	06/15/21	1,366,511
700,000		Kilroy Realty LP	3.800	01/15/23	708,307
325,000		Liberty Property LP	4.125	06/15/22	336,903
500,000		Mid-America Apartments LP	4.300	10/15/23	526,099
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,003,580
300,000		National Retail Properties, Inc	5.500	07/15/21	340,015
525,000		National Retail Properties, Inc	3.300	04/15/23	515,499
150,000		Regency Centers LP	5.250	08/01/15	153,713
25,000		Regency Centers LP	5.875	06/15/17	27,499
825,000		Simon Property Group LP	2.800	01/30/17	849,545
1,000,000	g	Simon Property Group LP	1.500	02/01/18	993,660
210,000		Simon Property Group LP	10.350	04/01/19	274,677
185,000		Ventas Realty LP	3.125	11/30/15	188,738
525,000		Ventas Realty LP	3.750	05/01/24	528,459
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,136,883

154

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$450,000		Weingarten Realty Investors	3.500%	04/15/23	$448,419
400,000		Weingarten Realty Investors	4.450	01/15/24	424,088
		TOTAL REAL ESTATE			22,838,435

RETAILING - 0.8%
907,000		Amerigas Partners LP	6.500	05/20/21	929,675
1,700,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	1,729,750
4,500,000		AutoNation, Inc	5.500	02/01/20	4,935,199
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	839,098
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	923,850
1,500,000		Home Depot, Inc	2.250	09/10/18	1,528,602
2,500,000		Home Depot, Inc	2.000	06/15/19	2,506,128
1,000,000		Home Depot, Inc	4.875	02/15/44	1,162,287
1,250,000		Home Depot, Inc	4.400	03/15/45	1,366,145
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,135,000
625,000		Limited Brands, Inc	6.625	04/01/21	703,125
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,170,046
700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	679,758
1,870,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	1,921,425
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	708,185
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	321,650
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	361,553
150,000		QVC, Inc	5.125	07/02/22	157,863
550,000	g	Tiffany & Co	3.800	10/01/24	553,312
		TOTAL RETAILING			24,632,651

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	796,415
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			796,415

SOFTWARE & SERVICES - 1.0%
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	3,919,150
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,151,500
1,000,000		Equinix, Inc	4.875	04/01/20	995,000
1,500,000		Equinix, Inc	5.375	01/01/22	1,514,100
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,363,330
3,500,000		International Business Machines Corp	0.750	05/11/15	3,506,128
2,350,000		NCR Corp	5.875	12/15/21	2,414,625
1,100,000		Oracle Corp	1.200	10/15/17	1,096,085
2,700,000		Oracle Corp	3.400	07/08/24	2,759,594
400,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	405,800
1,000,000		Xerox Corp	4.250	02/15/15	1,003,951
3,000,000		Xerox Corp	2.950	03/15/17	3,082,527
1,300,000		Xerox Corp	2.800	05/15/20	1,276,986
		TOTAL SOFTWARE & SERVICES			29,488,776

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,000,000		Amphenol Corp	1.550	09/15/17	2,991,648
725,000		Amphenol Corp	3.125	09/15/21	731,846
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,887
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,015,000
5,950,000		General Electric Co	0.850	10/09/15	5,965,226
155

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$75,000		General Electric Co	5.250%	12/06/17	$83,198
25,000		General Electric Co	2.700	10/09/22	25,010
4,100,000		General Electric Co	4.500	03/11/44	4,506,810
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,026,777
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,702,173
575,000		Hewlett-Packard Co	3.750	12/01/20	594,816
2,900,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,901,151
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,114,540
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,173,780
1,575,000	g	NXP BV	3.750	06/01/18	1,575,000
500,000		Scientific Games Corp	8.125	09/15/18	425,000
1,000,000	g	Scientific Games International, Inc	10.000	12/01/22	916,250
454,000		Seagate HDD Cayman	6.875	05/01/20	476,700
1,500,000	g	Seagate HDD Cayman	4.750	01/01/25	1,545,247
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,438,125
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,000,022
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,386,848
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,922,321
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,549,029
4,425,000	g	Zebra Technologies Corp	7.250	10/15/22	4,646,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			45,813,654

TELECOMMUNICATION SERVICES - 2.6%
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	986,517
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,026,106
550,000		American Tower Corp	3.500	01/31/23	531,414
1,975,000		AT&T, Inc	1.400	12/01/17	1,955,183
1,200,000		AT&T, Inc	2.625	12/01/22	1,142,921
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,600,920
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,075,000
1,000,000		Citizens Communications Co	7.125	03/15/19	1,095,000
2,000,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	2,060,000
700,000	g	CommScope Holding Co, Inc	5.000	06/15/21	689,500
1,200,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,182,000
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	761,846
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	454,295
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	762,095
1,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	1,043,750
925,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	989,750
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	546,645
500,000		Intelsat Luxembourg S.A.	8.125	06/01/23	510,000
160,000	g	Lynx I Corp	5.375	04/15/21	165,200
780,000	g	Lynx II Corp	6.375	04/15/23	817,050
1,500,000	g	Oi S.A.	5.750	02/10/22	1,372,500
3,271,000		Orange S.A.	2.750	09/14/16	3,342,658
500,000		Orange S.A.	5.500	02/06/44	586,471
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	718,245
175,000	g	SES	3.600	04/04/23	176,762
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	721,357
2,000,000		Sprint Capital Corp	6.900	05/01/19	2,040,000
1,325,000		Sprint Corp	7.250	09/15/21	1,313,406
675,000		Sprint Nextel Corp	6.000	11/15/22	621,000
156

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	Telecom Italia S.p.A	5.303%	05/30/24	$2,025,000
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,028,492
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,231,242
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,040,000
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,097,500
925,000		T-Mobile USA, Inc	6.375	03/01/25	939,800
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	752,250
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,799,195
5,275,000	g	Verizon Communications, Inc	2.625	02/21/20	5,214,691
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,635,266
6,500,000		Verizon Communications, Inc	5.150	09/15/23	7,177,515
975,000		Verizon Communications, Inc	4.150	03/15/24	1,009,353
546,000		Verizon Communications, Inc	6.400	09/15/33	672,554
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,448,065
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,158,925
500,000		Verizon Communications, Inc	6.550	09/15/43	640,575
566,000	g	Verizon Communications, Inc	4.862	08/21/46	581,410
2,732,000	g	Verizon Communications, Inc	5.012	08/21/54	2,826,388
750,000	g	Vimpelcom Holdings	7.504	03/01/22	607,500
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	759,500
300,000	g	Virgin Media Finance plc	6.000	10/15/24	313,875
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,355,750
1,500,000		Windstream Corp	7.750	10/01/21	1,530,000
1,425,000		Windstream Corp	6.375	08/01/23	1,332,375
		TOTAL TELECOMMUNICATION SERVICES			74,464,812

TRANSPORTATION - 1.1%
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,278,576
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,257,726
655,000	g	Asciano Finance Ltd	5.000	04/07/18	704,164
750,000	g	Bombardier, Inc	7.500	03/15/18	817,500
600,000	g	Bombardier, Inc	7.750	03/15/20	651,000
600,000	g	Bombardier, Inc	6.125	01/15/23	612,000
225,000		Bristow Group, Inc	6.250	10/15/22	223,875
1,375,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,400,097
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	426,400
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,064,317
1,063,000		GATX Corp	1.250	03/04/17	1,052,681
2,115,000		GATX Corp	2.375	07/30/18	2,128,631
4,800,000		GATX Corp	2.500	07/30/19	4,763,779
1,000,000		GATX Corp	5.200	03/15/44	1,090,680
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,992,130
4,900,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	4,701,903
1,500,000	g	KLX, Inc	5.875	12/01/22	1,515,000
375,000		Northrop Grumman Corp	1.750	06/01/18	372,305
600,000		Southwest Airlines Co	2.750	11/06/19	602,761
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,088,324
665,000	g	Transnet SOC Ltd	4.000	07/26/22	628,425
800,000	g	TTX Co	3.600	01/15/25	815,210
525,000		United Parcel Service, Inc	3.625	10/01/42	515,899
		TOTAL TRANSPORTATION			31,703,383
157

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 3.6%
$750,000	g	Abu Dhabi National Energy Co	5.875%	10/27/16	$809,062
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,833,125
750,000	i	AES Corp	3.234	06/01/19	731,250
425,000		AES Corp	4.875	05/15/23	421,812
625,000		AGL Capital Corp	4.400	06/01/43	658,593
825,000		Alabama Power Co	3.550	12/01/23	869,618
700,000		Alabama Power Co	4.150	08/15/44	734,911
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,000,771
1,000,000		American Water Capital Corp	3.850	03/01/24	1,052,873
250,000		Atmos Energy Corp	8.500	03/15/19	310,728
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,762,191
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	4,989,580
1,075,000	g	Berkshire Hathaway Energy Co	3.500	02/01/25	1,081,835
400,000		Berkshire Hathaway Energy Co	5.150	11/15/43	452,611
1,250,000	g	Berkshire Hathaway Energy Co	4.500	02/01/45	1,307,935
925,000		Black Hills Corp	4.250	11/30/23	985,369
492,000	g	Calpine Corp	7.875	01/15/23	542,430
250,000		Carolina Power & Light Co	5.300	01/15/19	280,112
275,000		Carolina Power & Light Co	5.700	04/01/35	335,283
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	380,493
2,050,000	g	CEZ AS.	4.250	04/03/22	2,179,788
1,000,000		CMS Energy Corp	5.050	03/15/22	1,121,111
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,134,639
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,033,178
200,000		Commonwealth Edison Co	5.900	03/15/36	260,892
200,000		Connecticut Light & Power Co	5.500	02/01/19	226,938
500,000		Connecticut Light & Power Co	4.300	04/15/44	541,536
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	748,002
1,000,000		Consumers Energy Co	3.375	08/15/23	1,032,555
725,000		Dominion Gas Holdings LLC	3.600	12/15/24	737,504
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,335,583
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	217,407
1,000,000		Duke Energy Corp	2.100	06/15/18	1,009,135
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	877,286
1,000,000		Duke Energy Progress, Inc	4.150	12/01/44	1,062,999
1,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	1,780,625
1,050,000	g	E.CL S.A.	4.500	01/29/25	1,051,981
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,317,187
750,000	g	Elementia SAB de C.V.	5.500	01/15/25	720,000
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,060,200
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,277,250
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	276,538
1,450,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,457,250
2,657,536		Export Lease Ten Co LLC	1.650	05/07/25	2,534,226
2,100,000		Ferrellgas LP	6.500	05/01/21	2,047,500
550,000		Ferrellgas LP	6.750	01/15/22	537,625
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	692,443
250,000		Indiana Michigan Power Co	7.000	03/15/19	295,438
125,000		Integrys Energy Group, Inc	4.170	11/01/20	133,302
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	402,187
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,642,500
158

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	Israel Electric Corp Ltd	7.250%	01/15/19	$556,900
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,309,750
100,000	g	Kansas Gas & Electric	6.700	06/15/19	118,648
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	955,138
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	446,534
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	957,259
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,366,493
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,529,822
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	745,005
350,000		LG&E and KU Energy LLC	3.750	11/15/20	365,035
1,000,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	980,000
1,000,000		Nevada Power Co	5.450	05/15/41	1,262,358
750,000		NiSource Finance Corp	4.800	02/15/44	799,084
1,500,000		Northeast Utilities	1.450	05/01/18	1,477,223
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,616,250
500,000		NRG Energy, Inc	6.625	03/15/23	520,000
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,425,633
750,000		NTPC Ltd	5.625	07/14/21	826,663
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,219,571
300,000		ONEOK Partners LP	3.375	10/01/22	277,699
325,000		Pacific Gas & Electric Co	8.250	10/15/18	391,085
1,275,000		Pacific Gas & Electric Co	4.300	03/15/45	1,308,734
250,000		Pepco Holdings, Inc	2.700	10/01/15	253,009
50,000		Potomac Electric Power Co	7.900	12/15/38	81,413
500,000		PPL Capital Funding, Inc	4.200	06/15/22	529,679
275,000		Progress Energy, Inc	7.050	03/15/19	325,890
550,000		Public Service Co of Colorado	4.750	08/15/41	637,429
400,000		Public Service Co of Oklahoma	5.150	12/01/19	447,112
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,105,962
1,250,000		Public Service Electric & Gas Co	3.050	11/15/24	1,254,854
1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,228,125
4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,680,000
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,773
975,000		Sempra Energy	2.875	10/01/22	958,413
2,000,000		Sempra Energy	4.050	12/01/23	2,115,822
1,000,000		Southern California Edison Co	4.650	10/01/43	1,132,518
2,100,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	2,108,822
200,000		Tampa Electric Co	4.100	06/15/42	204,468
200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	193,000
420,000		Virginia Electric and Power Co	2.950	01/15/22	424,155
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,412,211
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,651,740
1,275,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	1,344,323
225,000		Williams Partners LP	3.800	02/15/15	225,643
575,000		Williams Partners LP	4.500	11/15/23	580,252
925,000		Williams Partners LP	4.900	01/15/45	866,323
850,000		Wisconsin Power & Light Co	4.100	10/15/44	880,425
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,029,504
300,000		Xcel Energy, Inc	4.800	09/15/41	334,620
		TOTAL UTILITIES			103,899,756

		TOTAL CORPORATE BONDS			1,192,279,501
		(Cost $1,180,312,195)

159

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 40.3%

AGENCY SECURITIES - 0.8%
	$750,000		Amber Circle Funding Ltd	3.250%	12/04/22	$734,044
	1,405,094		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,566,211
	3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,049,983
	11,500,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	11,559,340
	3,000,000		PEFCO	2.050	11/15/22	2,879,700
	3,000,000		Ukraine Government AID Bonds	1.844	05/16/19	3,020,250
			TOTAL AGENCY SECURITIES			22,809,528

FOREIGN GOVERNMENT BONDS - 4.6%
	1,525,000	g	Bahrain Government International Bond	6.000	09/19/44	1,444,938
	1,475,000		Banque Centrale de Tunisie	8.250	09/19/27	1,674,125
	520,000	g	Barbados Government International Bond	7.000	08/04/22	477,100
	1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,522,500
	1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	987,500
	900,000		Brazilian Government International Bond	2.625	01/05/23	819,000
	300,000		Brazilian Government International Bond	4.250	01/07/25	300,000
	450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	480,888
COP	1,180,000,000		Colombia Government International Bond	7.750	04/14/21	534,265
	$1,525,000		Colombia Government International Bond	4.375	07/12/21	1,612,688
	425,000		Colombia Government International Bond	2.625	03/15/23	394,612
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	614,612
	$1,375,000		Colombia Government International Bond	4.000	02/26/24	1,405,938
	650,000		Colombia Government International Bond	5.625	02/26/44	731,250
	875,000	g	Costa Rica Government International Bond	7.000	04/04/44	857,500
	1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,431,905
	270,000	g	Croatia Government International Bond	6.375	03/24/21	294,975
	700,000	g	Croatia Government International Bond	5.500	04/04/23	725,200
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,429,628
	$500,000		Egypt Government AID Bonds	4.450	09/15/15	514,358
	975,000	g	El Salvador Government International Bond	6.375	01/18/27	977,438
IDR	11,500,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	912,796
INR	61,000,000		European Bank for Reconstruction & Development	6.000	03/03/16	963,611
	$275,000		European Investment Bank	4.875	02/15/36	352,565
	500,000		Export Development Canada	2.250	05/28/15	503,957
	600,000		Export-Import Bank of Korea	1.250	11/20/15	601,069
	550,000		Export-Import Bank of Korea	1.750	02/27/18	546,953
	6,975,000		Federative Republic of Brazil	12.500	01/05/16	2,643,636
	100,000		Federative Republic of Brazil	6.000	01/17/17	107,750
	2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,098,784
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,448,813
	1,000,000	g	Guatemala Government Bond	5.750	06/06/22	1,082,250
EUR	5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	4,865,626
	$620,000		Hungary Government International Bond	4.125	02/19/18	642,990
	230,000		Hungary Government International Bond	4.000	03/25/19	236,325
	1,100,000		Hungary Government International Bond	5.750	11/22/23	1,218,250
	250,000		Hungary Government International Bond	5.375	03/25/24	270,625
	1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,046,355
	1,500,000	g	Indonesia Government International Bond	6.875	03/09/17	1,655,670
160

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$225,000		Italy Government International Bond	5.375%	06/12/17	$244,292
	180,000		Italy Government International Bond	6.875	09/27/23	227,195
	550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	525,360
	750,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	716,250
	1,250,000		Jamaica Government International Bond	7.625	07/09/25	1,306,250
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	292,306
	1,250,000	g	Kenya Government International Bond	5.875	06/24/19	1,265,625
	1,100,000	g	Kenya Government International Bond	6.875	06/24/24	1,152,250
	3,000,000		KFW	2.625	01/25/22	3,101,733
	1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,913,268
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,008,897
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,334,845
	1,800,000	g	Lithuania Government International Bond	5.125	09/14/17	1,953,000
MXN	19,540,000		Mexican Bonos	8.000	12/07/23	1,522,106
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,786,750
	750,000		Mexico Government International Bond	3.625	03/15/22	766,125
	150,000		Mexico Government International Bond	6.750	09/27/34	195,900
	250,000		Mexico Government International Bond	4.750	03/08/44	260,625
	500,000	g	Morocco Government International Bond	5.500	12/11/42	514,515
	350,000	g	Municipality Finance plc	1.750	05/21/19	350,415
	1,100,000	g	Namibia International Bonds	5.500	11/03/21	1,155,000
	1,600,000	g	Nigeria Government International Bond	5.125	07/12/18	1,584,000
	1,500,000	g	Nigeria Government International Bond	6.375	07/12/23	1,473,750
	3,000,000		North American Development Bank	2.300	10/10/18	3,038,037
	1,000,000		North American Development Bank	2.400	10/26/22	968,361
	500,000		Panama Government International Bond	5.200	01/30/20	551,250
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	983,345
	$2,250,000		Philippine Government International Bond	4.200	01/21/24	2,441,250
	433,000		Poland Government International Bond	5.125	04/21/21	487,038
	1,225,000		Poland Government International Bond	4.000	01/22/24	1,300,031
	750,000		Province of British Columbia Canada	2.850	06/15/15	758,517
	1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,554,573
	500,000		Province of Ontario Canada	2.950	02/05/15	500,899
	1,750,000		Province of Ontario Canada	2.700	06/16/15	1,768,482
	620,000		Province of Quebec Canada	4.625	05/14/18	682,725
	1,000,000		Province of Quebec Canada	3.500	07/29/20	1,070,110
	1,500,000		Province of Quebec Canada	2.750	08/25/21	1,530,465
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,007,062
	750,000	g	Republic of Ghana	8.500	10/04/17	748,395
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,387,500
	750,000	g	Republic of Indonesia	4.875	05/05/21	792,188
	1,000,000	g	Republic of Latvia	2.750	01/12/20	984,690
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,251,375
	1,700,000	g	Republic of Serbia	5.250	11/21/17	1,745,900
	600,764	g,i	Republic of Serbia	6.750	11/01/24	604,128
	171,647	i	Republic of Serbia	6.750	11/01/24	172,608
	525,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	556,500
	1,000,000		Republic of Turkey	7.500	07/14/17	1,116,250
	1,600,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	1,487,600
	1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,081,540
	650,000	g	Slovenia Government International Bond	5.500	10/26/22	720,688
	635,000	g	Slovenia Government International Bond	5.250	02/18/24	697,706
161

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
ZAR	50,676,000		South Africa Government Bond	8.250%	09/15/17	$4,518,576
	$750,000		South Africa Government International Bond	6.875	05/27/19	856,875
	400,000		South Africa Government International Bond	5.875	05/30/22	448,500
	750,000		South Africa Government International Bond	4.665	01/17/24	776,250
	1,125,000		South Africa Government International Bond	5.875	09/16/25	1,267,031
	3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,120,000
	7,900,000		Turkey Government International Bond	6.750	04/03/18	8,788,750
	2,250,000		Turkey Government International Bond	5.625	03/30/21	2,472,188
	600,000		Turkey Government International Bond	5.750	03/22/24	670,500
	500,000		United Mexican States	5.125	01/15/20	551,250
	882,000		Uruguay Government International Bond	4.500	08/14/24	926,100
	1,000,000		Venezuela Government International Bond	5.750	02/26/16	624,000
	315,000	g	Vietnam Government International Bond	4.800	11/19/24	323,663
			TOTAL FOREIGN GOVERNMENT BONDS			126,411,798

MORTGAGE BACKED - 18.6%
	171,468		Federal Home Loan Mortgage Corp (FHLMC)	4.000	03/15/44	181,078
	8,921		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	9,223
	225,943		FGLMC	5.500	01/01/19	241,037
	35,645		FGLMC	4.500	01/01/20	37,510
	239,103		FGLMC	4.500	07/01/20	255,875
	68,802		FGLMC	4.500	09/01/20	72,754
	78,573		FGLMC	5.000	10/01/20	83,706
	44,188		FGLMC	5.500	10/01/20	46,737
	14,593		FGLMC	7.000	10/01/20	15,625
	59,386		FGLMC	4.500	06/01/21	63,316
	112,119		FGLMC	5.500	08/01/21	122,171
	35,860		FGLMC	5.000	04/01/23	39,002
	43,393		FGLMC	4.500	09/01/24	46,857
	33,127		FGLMC	6.500	01/01/29	37,638
	6,000,000	h	FGLMC	3.000	01/15/30	6,227,485
	2,388		FGLMC	8.000	01/01/31	2,770
	449,960		FGLMC	5.500	12/01/33	507,461
	584,291		FGLMC	7.000	12/01/33	691,162
	340,877		FGLMC	5.000	01/01/34	377,220
	184,877		FGLMC	4.500	10/01/34	200,946
	244,996		FGLMC	5.500	03/01/35	276,230
	202,228		FGLMC	7.000	05/01/35	227,203
	35,339		FGLMC	5.000	02/01/36	39,057
	2,617		FGLMC	6.500	05/01/36	2,974
	286,084		FGLMC	5.000	04/01/38	319,173
	303,977		FGLMC	4.500	11/01/40	336,541
	2,039,065		FGLMC	4.000	12/01/40	2,187,177
	347,784		FGLMC	4.500	12/01/40	384,420
	2,947,273	h	FGLMC	3.500	07/01/43	3,075,993
	4,974,968	h	FGLMC	3.500	02/01/44	5,193,342
	4,924,896		FGLMC	4.000	09/01/44	5,316,945
	1,949,327		FGLMC	4.500	10/01/44	2,160,127
	359,961	h	FGLMC	4.500	11/01/44	398,920
	283,223	h	FGLMC	4.500	11/01/44	313,864
	225,308	h	FGLMC	4.500	12/01/44	249,694
	146,476	h	FGLMC	4.500	12/01/44	162,329
162

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	h	FGLMC	3.000%	01/15/45	$4,040,625
2,000,000	h	FGLMC	3.500	01/15/45	2,079,531
2,000,000	h	FGLMC	4.000	01/15/45	2,131,875
3,000,000	h	FGLMC	3.500	02/15/45	3,111,797
9,000,000	h	FGLMC	4.000	02/15/45	9,569,355
12,416		Federal National Mortgage Association (FNMA)	6.500	10/01/16	12,729
11,445		FNMA	6.500	11/01/16	11,822
12,819		FNMA	6.500	02/01/18	13,420
17,945		FNMA	4.500	11/01/20	18,906
20,174		FNMA	4.500	12/01/20	21,518
10,666		FNMA	8.000	03/01/23	11,180
78,678		FNMA	4.000	05/01/24	83,798
112,115		FNMA	4.500	08/01/24	121,179
6,522		FNMA	9.000	11/01/25	7,631
3,485,980		FNMA	3.000	05/01/27	3,638,839
2,012,973		FNMA	2.500	10/01/27	2,053,736
3,337,581		FNMA	2.500	06/01/28	3,405,033
5,384		FNMA	7.500	01/01/29	6,252
3,000,000	h	FNMA	2.500	01/25/30	3,054,375
13,000,000	h	FNMA	3.000	01/25/30	13,512,383
3,000,000	h	FNMA	3.500	01/25/30	3,169,219
213,483		FNMA	7.000	07/01/32	249,283
79,088		FNMA	4.500	03/25/33	80,837
1,857,655		FNMA	3.000	10/01/33	1,918,754
209,212		FNMA	4.500	10/01/33	228,869
340,245		FNMA	5.000	11/01/33	381,879
196,618		FNMA	5.000	11/01/33	219,974
750,848		FNMA	3.500	03/25/34	768,717
29,144,795		FNMA	4.000	04/01/34	31,497,375
214,239		FNMA	5.500	02/01/35	241,217
14,061		FNMA	7.500	06/01/35	15,250
104,742		FNMA	5.500	12/01/35	117,041
215,400		FNMA	5.500	09/01/37	240,695
32,855		FNMA	6.000	09/01/37	37,981
28,618		FNMA	6.000	09/01/37	33,048
92,853		FNMA	6.500	09/01/37	105,743
223,564		FNMA	5.500	04/01/38	249,920
172,648		FNMA	5.500	06/01/38	192,922
2,011,683	h	FNMA	5.500	11/01/38	2,257,355
1,431,431		FNMA	5.500	12/01/38	1,624,271
1,828,312		FNMA	4.000	02/01/39	1,956,461
151,485		FNMA	4.000	07/01/39	163,421
423,160		FNMA	5.500	08/01/39	478,011
779,782		FNMA	4.500	10/01/39	847,737
63,795		FNMA	5.500	11/01/39	71,286
950,674		FNMA	5.500	04/01/40	1,075,583
839,964		FNMA	4.500	06/01/40	913,701
869,133		FNMA	5.000	08/01/40	963,424
1,895,143		FNMA	5.000	09/01/40	2,097,593
848,546		FNMA	4.500	10/01/40	926,349
246,461		FNMA	6.000	10/01/40	279,832
895,256		FNMA	4.500	11/01/40	972,742
163

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,628,251		FNMA	4.500%	11/01/40	$2,875,017
146,336		FNMA	3.500	02/01/41	153,104
1,969,601		FNMA	5.000	05/01/41	2,180,422
256,704		FNMA	3.500	11/01/41	268,115
6,579,281		FNMA	5.500	12/01/41	7,484,253
2,712,765		FNMA	4.500	04/01/42	2,946,845
45,062		FNMA	3.000	10/01/42	45,677
43,415		FNMA	3.000	10/01/42	44,008
2,348,724		FNMA	3.000	10/01/42	2,380,714
7,138,476		FNMA	3.500	10/01/42	7,451,116
113,269		FNMA	3.000	11/01/42	114,818
7,434,745	h	FNMA	4.000	11/01/42	8,019,663
439,857		FNMA	3.000	12/01/42	445,861
64,302		FNMA	3.000	12/01/42	65,113
7,669		FNMA	3.000	12/01/42	7,774
3,896,140		FNMA	3.000	01/01/43	3,947,987
8,638,689		FNMA	3.000	01/01/43	8,756,034
285,206		FNMA	3.000	02/01/43	289,081
16,822,193		FNMA	3.000	02/01/43	17,047,031
10,815,718		FNMA	3.000	02/01/43	10,961,226
122,154		FNMA	3.000	02/01/43	123,823
587,737		FNMA	3.000	02/01/43	595,647
5,065,278		FNMA	3.000	02/01/43	5,134,061
6,414,073		FNMA	3.000	02/01/43	6,501,115
1,167,172		FNMA	3.500	02/01/43	1,224,231
27,301		FNMA	3.000	03/01/43	27,673
30,225		FNMA	3.000	03/01/43	30,617
51,251		FNMA	3.000	03/01/43	51,951
1,906,940		FNMA	3.000	03/01/43	1,932,199
3,814,594		FNMA	3.000	03/01/43	3,866,689
149,623		FNMA	3.000	03/01/43	151,669
332,396		FNMA	3.000	04/01/43	336,781
43,327		FNMA	3.000	04/01/43	43,892
10,937		FNMA	3.000	04/01/43	11,079
30,766		FNMA	3.000	04/01/43	31,169
69,250		FNMA	3.000	04/01/43	70,157
32,809		FNMA	3.000	04/01/43	33,257
64,515		FNMA	3.000	04/01/43	65,361
1,969,380		FNMA	3.000	04/01/43	1,995,495
14,353		FNMA	3.000	04/01/43	14,549
39,336		FNMA	3.000	04/01/43	39,874
4,226,336		FNMA	3.000	05/01/43	4,281,736
185,376		FNMA	3.500	05/01/43	194,414
313,446		FNMA	3.500	05/01/43	328,735
406,284		FNMA	3.500	06/01/43	426,121
390,478		FNMA	3.500	06/01/43	409,545
151,935		FNMA	3.500	06/01/43	159,351
311,583		FNMA	3.500	06/01/43	326,771
187,365		FNMA	3.500	06/01/43	196,510
818,275		FNMA	3.500	06/01/43	858,312
910,118		FNMA	4.000	06/01/43	981,552
516,292		FNMA	3.500	07/01/43	541,513
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,095,151		FNMA	3.500%	07/01/43	$1,148,751
4,793,916		FNMA	4.000	11/01/43	5,181,128
268,607		FNMA	4.000	12/01/43	289,766
916,796		FNMA	4.000	01/01/44	989,101
54,711		FNMA	4.000	02/01/44	59,026
17,659		FNMA	4.000	02/01/44	19,029
304,163		FNMA	4.000	02/01/44	328,149
636,964	h	FNMA	4.000	03/01/44	687,278
57,851		FNMA	4.000	03/01/44	62,341
84,145		FNMA	4.000	04/01/44	90,784
446,155		FNMA	4.000	04/01/44	481,350
258,820		FNMA	4.000	04/01/44	279,226
1,278,311		FNMA	4.000	05/01/44	1,378,725
895,641		FNMA	4.000	06/01/44	964,678
927,823		FNMA	4.000	06/01/44	1,000,773
2,108,365		FNMA	4.500	06/01/44	2,336,725
979,024		FNMA	4.000	07/01/44	1,056,219
245,028		FNMA	4.000	07/01/44	264,356
2,031,048		FNMA	3.000	07/25/44	2,101,172
1,420,096	h	FNMA	4.000	08/01/44	1,532,078
213,546		FNMA	4.000	08/01/44	230,384
1,593,477		FNMA	4.000	08/01/44	1,719,145
238,474		FNMA	4.000	09/01/44	257,299
1,481,178		FNMA	4.500	09/01/44	1,641,670
845,023		FNMA	3.500	10/01/44	886,375
1,160,260		FNMA	4.000	10/01/44	1,251,784
222,771	h	FNMA	4.500	10/01/44	247,074
5,976,359	h	FNMA	4.500	10/01/44	6,624,293
926,236	h	FNMA	4.500	11/01/44	1,027,386
7,000,000	h	FNMA	3.000	01/25/45	7,080,937
13,000,000	h	FNMA	3.500	01/25/45	13,551,486
12,000,000	h	FNMA	4.000	01/25/45	12,807,047
13,000,000	h	FNMA	4.500	01/25/45	14,111,094
11,000,000	h	FNMA	5.000	01/25/45	12,153,066
2,000,000	h	FNMA	5.500	01/25/45	2,237,188
15,000,000	h	FNMA	3.000	02/25/45	15,135,645
49,000,000	h	FNMA	3.500	02/25/45	50,946,617
26,000,000	h	FNMA	4.000	02/25/45	27,677,508
15,000,000	h	FNMA	4.500	02/25/45	16,253,907
19,000,000	h	FNMA	5.000	02/25/45	20,967,910
14,037		Government National Mortgage Association (GNMA)	7.500	11/15/23	15,822
3,592		GNMA	7.500	08/15/28	3,656
19,192		GNMA	6.500	12/15/28	21,900
55,265		GNMA	6.500	03/15/29	63,695
20,264		GNMA	8.500	10/20/30	25,143
5,413		GNMA	7.000	06/20/31	6,481
130,522		GNMA	5.000	02/15/33	143,950
55,906		GNMA	5.500	07/15/33	62,911
590,962		GNMA	5.000	09/15/33	655,982
99,410		GNMA	5.500	11/20/33	112,236
393,548		GNMA	5.500	02/20/35	444,320
130,176		GNMA	5.500	03/20/35	146,964

165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$54,872		GNMA	6.000%	10/20/36	$62,585
57,396		GNMA	6.000	01/20/37	65,429
87,276		GNMA	6.000	02/20/37	99,489
82,597		GNMA	5.000	04/15/38	90,999
60,192		GNMA	5.500	07/15/38	67,225
116,855		GNMA	5.500	07/20/38	130,729
46,896		GNMA	6.000	08/20/38	52,874
15,259,800		GNMA	5.000	07/20/39	16,664,114
100,864		GNMA	5.000	07/20/39	112,558
949,979		GNMA	3.500	07/15/43	1,003,061
233,644		GNMA	5.000	02/20/44	256,168
201,969		GNMA	5.000	03/20/44	221,439
5,953,741		GNMA	4.000	10/20/44	6,396,522
8,000,000	h	GNMA	3.500	12/20/44	8,410,178
2,000,000	h	GNMA	3.000	01/15/45	2,045,250
1,000,000	h	GNMA	3.000	01/20/45	1,022,625
21,000,000	h	GNMA	3.500	01/20/45	22,043,438
4,000,000	h	GNMA	4.000	01/20/45	4,288,703
2,000,000	h	GNMA	4.500	01/20/45	2,185,234
8,000,000	h	GNMA	4.500	02/20/45	8,725,938
		TOTAL MORTGAGE BACKED			540,361,832

MUNICIPAL BONDS - 4.2%
1,000,000		Anaheim City School District	3.324	08/01/21	1,043,680
1,000,000		Anaheim City School District	3.825	08/01/23	1,071,870
3,000,000		Arizona School Facilities Board	0.945	09/01/16	3,003,270
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,527,975
880,000		California Earthquake Authority	1.194	07/01/16	879,410
2,535,000		California Earthquake Authority	2.805	07/01/19	2,529,930
5,000,000		City of Jersey City NJ	3.286	09/01/22	5,093,400
5,000,000		City of New York NY	1.950	03/01/21	4,869,250
7,500,000		Dallas Independent School District	5.049	08/15/33	8,189,700
3,000,000		Denver City & County School District No	4.242	12/15/37	3,084,600
600,000		Denver Health & Hospital Authority	1.700	12/01/16	597,372
750,000		Denver Health & Hospital Authority	2.250	12/01/17	748,320
600,000		Grant County Public Utility District No 2	5.630	01/01/27	716,154
250,000		Harris County Flood Control District	1.818	10/01/18	250,655
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,488,540
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,022,880
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,098,100
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	375,394
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	501,700
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	400,336
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	449,060
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	253,035
2,330,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,401,764
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,075,660
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,055,002
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,059,050

166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		New York State Dormitory Authority	4.802%	12/01/34	$5,698,900
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,543,380
5,000,000		Port Authority of New York & New Jersey	3.001	10/15/22	5,085,700
5,000,000		Port Authority of New York & New Jersey	3.471	10/15/25	5,053,250
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,995,380
5,000,000		State of California	4.988	04/01/39	5,405,000
775,000		State of California	7.625	03/01/40	1,189,625
5,180,000		State of Connecticut	5.295	10/01/29	6,237,911
3,000,000		State of Georgia	4.530	02/01/33	3,222,360
1,000,000		State of Illinois	4.125	01/01/19	1,023,020
5,000,000		State of Illinois	3.650	04/01/20	4,983,250
775,000		State of Illinois	6.725	04/01/35	867,008
3,000,000		State of Illinois	5.520	04/01/38	2,955,750
5,000,000		State of Illinois	4.620	06/15/38	5,597,050
3,000,000		State of Michigan	3.800	05/15/33	2,965,590
5,000,000		Texas A&M University	4.772	05/15/33	5,429,600
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,250,700
1,310,000		Trustees of Boston College	3.519	07/01/21	1,364,994
3,000,000		Trustees of Boston College	3.769	07/01/22	3,165,090
3,000,000	i	University of California	0.655	07/01/41	3,005,130
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,728,300
		TOTAL MUNICIPAL BONDS			122,553,095

U.S. TREASURY SECURITIES - 12.1%
8,630,000		United States Treasury Bond	2.875	05/15/43	8,826,868
22,810,000		United States Treasury Bond	3.125	08/15/44	24,556,379
17,257,296	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	17,192,581
13,173,810	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	13,028,687
6,055,000		United States Treasury Note	1.000	12/15/17	6,040,807
1,320,000		United States Treasury Note	1.500	11/30/19	1,311,647
19,485,000		United States Treasury Note	2.000	07/31/20	19,728,563
7,500,000		United States Treasury Note	2.125	08/31/20	7,633,005
10,000,000		United States Treasury Note	1.750	10/31/20	9,955,470
280,000		United States Treasury Note	2.625	11/15/20	292,272
10,000,000		United States Treasury Note	2.375	12/31/20	10,296,090
76,545,000		United States Treasury Note	2.000	10/31/21	76,742,333
24,000,000		United States Treasury Note	8.000	11/15/21	33,390,000
50,000,000		United States Treasury Note	1.875	11/30/21	49,707,050
45,806,100		United States Treasury Note	2.250	11/15/24	46,113,871
25,000,000		United States Treasury Note	3.000	11/15/44	26,273,450
		TOTAL U.S. TREASURY SECURITIES			351,089,073

		TOTAL GOVERNMENT BONDS			1,163,225,326
		(Cost $1,146,747,367)

STRUCTURED ASSETS - 10.6%

ASSET BACKED - 4.2%
435,247	i	Accredited Mortgage Loan Trust	4.330	06/25/33	391,313
		Series - 2003 1 (Class A1)
484,875	i	ACE Securities Corp Home Equity Loan Trust	0.660	08/25/35	478,132
		Series - 2005 HE5 (Class M2)

167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,514,260	g	Alterna Funding I LLC	1.639%	02/15/21	$3,507,671
		Series - 2014 1A (Class NOTE)
3,157,704	i	Asset Backed Securities Corp Home Equity Loan Trust	0.875	04/25/35	3,117,939
		Series - 2005 HE3 (Class M3)
1,778,847	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,767,208
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,116,808
		Series - 2011 5A (Class B)
1,930,933	i	Bear Stearns Asset Backed Securities Trust	0.610	03/25/35	1,918,010
		Series - 2005 AQ1 (Class M1)
2,992,975	i	Bear Stearns Asset Backed Securities Trust	0.555	02/25/36	2,860,533
		Series - 2006 EC2 (Class M1)
330,758	i	Bear Stearns Asset Backed Securities Trust	0.910	11/25/39	327,481
		Series - 2005 SD3 (Class 2A1)
3,431,656	i	Bear Stearns Asset Backed Securities Trust 2005-SD3	0.660	07/25/35	3,365,624
		Series - 2005 SD3 (Class 1A)
1,735,346	g	Capital Automotive REIT	4.700	07/15/42	1,775,840
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	9,953,850
		Series - 2014 1A (Class A)
4,676,887	i,m	CCR, Inc	0.607	07/10/17	4,551,410
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	989,932
		Series - 2012 CA (Class C)
290,631		Centex Home Equity	5.540	01/25/32	290,201
		Series - 2002 A (Class AF6)
1,276,162	i	Conseco Financial Corp	7.300	06/15/25	1,308,945
		Series - 1995 4 (Class B1)
836,348	i	Conseco Financial Corp	7.600	04/15/26	693,615
		Series - 1996 2 (Class M1)
829,841	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	826,057
		Series - 2002 S4 (Class A5)
4,369,519	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	4,133,027
		Series - 2004 6 (Class 1A1)
2,261,641	i	Countrywide Asset-Backed Certificates	0.625	02/25/36	2,250,994
		Series - 2005 11 (Class MV1)
1,656	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,651
		Series - 2007 MX1 (Class A1)
2,442,531	g,i	CV Mortgage Loan Trust 2013-	4.311	12/25/43	2,489,609
		Series - 2013 1 (Class NOTE)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,150,082
		Series - 2011 LC1A (Class C)
6,763,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	7,090,798
		Series - 2012 1A (Class A2)
3,853,010	i	FBR Securitization Trust	0.895	11/25/35	3,828,443
		Series - 2005 5 (Class AV24)
2,324,411	i	First Frankin Mortgage Loan Trust	0.410	01/25/36	2,298,208
		Series - 2006 FF1 (Class 2A3)
528,563	i	First Franklin Mortgage Loan Asset Backed Certificates	0.830	03/25/35	528,189
		Series - 2005 FF2 (Class M2)
1,023,677	g,i	GMAC Mortgage Corp Loan Trust	0.920	02/25/31	982,085
		Series - 2004 VF1 (Class A1)

168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$93	i	Greenpoint Mortgage Funding Trust	0.300%	04/25/47	$93
		Series - 2007 AR2 (Class 1A1)
1,579,968	i	GSAMP Trust 2004-HE1	0.980	05/25/34	1,446,203
		Series - 2004 HE1 (Class M1)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,000,000
		Series - 2014 T1 (Class AT1)
2,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	2,800,000
		Series - 2014 T1 (Class DT1)
119,767	i	HSI Asset Securitization Corp Trust	0.530	07/25/35	119,649
		Series - 2005 NC1 (Class 2A3)
4,975,585	i	Lehman XS Trust	0.435	08/25/35	4,829,074
		Series - 2005 2 (Class 1A1)
815,820	i	Lehman XS Trust	0.420	02/25/36	775,584
		Series - 2006 1 (Class 1A1)
957,052		Lehman XS Trust	6.500	06/25/46	746,772
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.996	05/18/16	1,014,800
		Series - 2013 144A (Class)
5,000,000	i	MASTR Asset Backed Securities Trust 2005-HE2	0.605	10/25/35	4,907,915
		Series - 2005 HE2 (Class M1)
564,450	i	Morgan Stanley Capital I	0.350	02/25/36	562,166
		Series - 2006 NC2 (Class A2C)
1,528,815		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,531,206
		Series - 2002 C (Class A1)
1,346,667	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	1,343,800
		Series - 2014 AA (Class B)
3,856,053	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.690	01/25/36	3,838,728
		Series - 2005 WCH1 (Class M2)
944,016	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	957,123
		Series - 2004 2 (Class AF4)
666,667	g	Rental Car Finance Corp	4.380	02/25/16	668,833
		Series - 2011 1A (Class B1)
132,858	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	137,211
		Series - 2003 RZ5 (Class A7)
77,206	i	Residential Asset Securities Corp	6.489	10/25/30	77,928
		Series - 2001 KS2 (Class AI6)
44,636	i	Residential Asset Securities Corp	0.815	04/25/35	44,660
		Series - 2005 KS3 (Class M3)
133,637		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	134,492
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,924,294
		Series - 2005 HI3 (Class M5)
224,699	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	226,128
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,659,432
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.036	05/05/17	997,600
		Series - 2013 144A (Class )
383,759	i	Saxon Asset Securities Trust	6.120	11/25/30	416,542
		Series - 2002 2 (Class AF6)
537,066	i	Securitized Asset Backed Receivables LLC	0.470	10/25/35	529,120
		Series - 2006 OP1 (Class A2C)

169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$202,627	g	Sierra Receivables Funding Co LLC	3.420%	03/20/29	$205,706
		Series - 2012 2A (Class B)
910,403	g	SolarCity LMC	4.800	11/20/38	952,863
		Series - 2013 1 (Class A)
964,154	g	SolarCity LMC	4.590	04/20/44	999,221
		Series - 2014 1 (Class A)
1,500,000	g	SolarCity LMC	4.020	07/20/44	1,507,197
		Series - 2014 2 (Class A)
478,405	i	Soundview Home Equity Loan Trust	0.470	11/25/35	474,696
		Series - 2005 OPT3 (Class A4)
10,440,734	g	SpringCastle America Funding LLC	2.700	05/25/23	10,424,102
		Series - 2014 AA (Class A)
3,672,076	g,i	Structured Asset Securities Corp	0.320	07/25/36	3,580,131
		Series - 2006 EQ1A (Class A4)
2,935,460	i	Structured Asset Securities Corp Mortgage Loan Trust	0.330	03/25/36	2,809,470
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.786	01/09/17	4,032,800
		Series - 2013 IV B (Class)
474,298	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	482,598
		Series - 2006 N1 (Class N1)
103,926	g,i	Wachovia Loan Trust	0.530	05/25/35	98,852
		Series - 2005 SD1 (Class A)
37,998	i	Wells Fargo Home Equity Trust	0.310	07/25/36	37,809
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			134,288,453

OTHER MORTGAGE BACKED - 6.4%
1,363,090	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,400,205
		Series - 2012 7WTC (Class A)
5,181,578	i	American Home Mortgage Investment Trust	1.833	10/25/34	5,095,895
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.763	05/10/45	994,856
		Series - 2006 2 (Class C)
2,174,077	g,i	Banc of America Large Loan, Inc	5.937	02/15/51	2,338,011
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,057,345
		Series - 2005 4 (Class B)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	2,396,705
		Series - 2007 T28 (Class AJ)
590,863		Citicorp Mortgage Securities, Inc	5.500	07/25/35	572,982
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	2,079,880
		Series - 2006 C4 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	394,380
		Series - 2007 C3 (Class AM)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	17,000,478
		Series - 2007 C3 (Class AJ)
9,263,000	i	Commercial Mortgage Trust	5.238	04/10/37	9,319,189
		Series - 2005 GG5 (Class AJ)
167,194		Countrywide Alternative Loan Trust	5.500	08/25/16	171,575
		Series - 2004 30CB (Class 1A15)

170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,061,733		Countrywide Alternative Loan Trust	5.000%	04/25/20	$2,091,515
		Series - 2005 6CB (Class 2A1)
676,270	i	Countrywide Alternative Loan Trust	0.396	07/20/35	588,738
		Series - 2005 24 (Class 4A1)
1,620,430	i	Countrywide Home Loan Mortgage Pass Through Trust	2.418	11/20/34	1,552,717
		Series - 2004 HYB6 (Class A2)
229,168		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	222,245
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,160,450
		Series - 2005 C3 (Class AJ)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	822,542
		Series - 2006 OMA (Class D)
90,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	95,182
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,926,038
		Series - 2009 RR1 (Class A3C)
3,644,536	g,i	Credit Suisse Seasoned Loan Trust	0.410	10/25/34	3,589,143
		Series - 2006 1 (Class A)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,046,591
		Series - 2007 C1 (Class AM)
3,691,405	i	GSR Mortgage Loan Trust	0.360	08/25/46	3,544,915
		Series - 2006 OA1 (Class 2A1)
1,617,216		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,647,358
		Series - 2005 1F (Class 3A3)
3,444,488	i	Harborview Mortgage Loan Trust	0.384	05/19/35	2,859,077
		Series - 2005 2 (Class 2A1A)
1,413,261	i	Harborview Mortgage Loan Trust	0.384	07/19/47	1,210,214
		Series - 2007 4 (Class 2A1)
404,347	i	Impac CMB Trust	0.830	03/25/35	369,786
		Series - 2004 11 (Class 2A1)
2,852,122	i	Impac CMB Trust	0.420	05/25/35	2,584,936
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	344,533
		Series - 2011 C4 (Class C)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,542,709
		Series - 2005 LDP2 (Class C)
900,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	980,537
		Series - 2007 LD12 (Class AM)
2,019,094	i	JP Morgan Mortgage Trust	2.430	11/25/33	2,023,292
		Series - 2006 A2 (Class 5A3)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,099,631
		Series - 2005 C5 (Class AJ)
2,500,000	i	LB-UBS Commercial Mortgage Trust 2006-C4	6.049	06/15/38	2,585,080
		Series - 2006 C4 (Class B)
1,662,498		Lehman Mortgage Trust	5.500	11/25/35	1,555,113
		Series - 2005 1 (Class 2A4)
5,572,517	i	Long Beach Mortgage Loan Trust 2002-5	1.400	11/25/32	5,218,573
		Series - 2002 5 (Class M1)
1,260,645	i	Merrill Lynch Mortgage Investors, Inc	2.510	12/25/35	1,256,225
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.289	02/12/51	82,327
		Series - 0 C1 (Class AJA)

171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526%	03/12/51	$5,635,119
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,946,927
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	5.810	08/12/41	4,240,236
		Series - 2006 T23 (Class B)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,129,965
		Series - 2006 HQ10 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,494,638
		Series - 2005 HQ6 (Class F)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,080,182
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,889,993
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.251	09/15/47	89,481
		Series - 2011 C1 (Class D)
11,003	i	Opteum Mortgage Acceptance Corp	0.570	02/25/35	11,005
		Series - 2005 1 (Class A4)
2,793,792	i	Option One Mortgage Loan Trust 2004-2	0.950	05/25/34	2,572,801
		Series - 2004 2 (Class M1)
2,231,342		RALI Trust	4.250	12/26/33	2,308,758
		Series - 2003 QS22 (Class A5)
418,291	i	RALI Trust	0.470	01/25/35	399,759
		Series - 2005 QA1 (Class A1)
365,924		Residential Accredit Loans, Inc	4.350	03/25/34	371,580
		Series - 2004 QS4 (Class A1)
411,178		RFMSI Trust	5.500	03/25/35	418,073
		Series - 2005 S2 (Class A6)
595,382	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	604,253
		Series - 2012 1A (Class A)
297,283	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	301,269
		Series - 0 2A (Class A)
2,134,274	i	Structured Adjustable Rate Mortgage Loan Trust	0.510	08/25/35	2,038,302
		Series - 2005 16XS (Class A1)
3,375,000	i	Structured Agency Credit Risk Debt Note	2.370	09/25/24	3,296,157
		Series - 2014 HQ2 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.570	08/25/24	4,969,465
		Series - 2014 DN3 (Class M2)
1,627,324	i	Structured Agency Credit Risk Debt Note (STACR)	1.570	10/25/24	1,626,886
		Series - 2014 DN4 (Class M1)
1,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.570	10/25/24	1,495,338
		Series - 2014 DN4 (Class M2)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.950	05/15/46	6,876,326
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,168,640
		Series - 2007 C31 (Class AM)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	15,406,469
		Series - 2007 C31 (Class AJ)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.672	04/15/47	1,717,021
		Series - 2007 C31 (Class C)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,482,662
		Series - 2007 C32 (Class B)
14,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	14,465,852
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,581
		Series - 2007 C33 (Class AM)
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,285,397	i	WaMu Mortgage Pass-Through Certificates	0.440%	07/25/45	$3,044,482
		Series - 0 AR8 (Class 1A1A)
1,266,706	i	WaMu Mortgage Pass-Through Certificates	0.520	12/25/45	1,130,969
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			186,077,157

		TOTAL STRUCTURED ASSETS			320,365,610
		(Cost $316,373,159)

		TOTAL BONDS			2,675,870,437
		(Cost $2,643,432,721)

SHORT-TERM INVESTMENTS - 13.2%
TREASURY DEBT - 13.2%
3,600,000	w	United States Treasury Bill	0.030	02/12/15	3,599,874
700,000	w	United States Treasury Bill	0.080	03/05/15	699,979
900,000		United States Treasury Bill	0.030	03/26/15	899,964
1,000,000	w	United States Treasury Bill	0.097	04/02/15	999,900
100,000	q	United States Treasury Bill	0.090	04/30/15	99,986
4,200,000	w	United States Treasury Bill	0.090 - 0.095	05/28/15	4,198,891
8,000,000		United States Treasury Bill	0.083	06/18/15	7,996,848
48,000,000	w	United States Treasury Bill	0.075 - 0.108	07/23/15	47,969,712
12,000,000		United States Treasury Bill	0.091	08/20/15	11,988,120
84,000,000	w	United States Treasury Bill	0.080 - 0.085	09/17/15	83,897,688
219,000,000	w	United States Treasury Bill	0.096	10/15/15	218,691,210
		TOTAL TREASURY DEBT			381,042,172

		TOTAL SHORT-TERM INVESTMENTS			381,042,172
		(Cost $381,248,032)

		TOTAL INVESTMENTS - 109.9%			3,188,100,812
		(Cost $3,157,357,748)
		OTHER ASSETS & LIABILITIES, NET - (9.9)%			(282,005,959)
		NET ASSETS - 100.0%			$2,906,094,853

Abbreviation(s):
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $475,126,492 or 16.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
173

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 14.4%

AUTOMOBILES & COMPONENTS - 0.8%
$19,950,000	i	Gates Global LLC	4.250%	07/05/21	$19,376,438
		TOTAL AUTOMOBILES & COMPONENTS			19,376,438

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
5,267,402	i,h	Capital Safety North America	3.750	03/29/21	5,096,211
9,500,000	i	Capital Safety North America	6.500	03/26/22	8,977,500
12,275,000	i,h	Creative Artists Agency LLC	6.750	12/17/21	12,275,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,348,711

CONSUMER DURABLES & APPAREL - 0.6%
15,920,000	i	Otter Products LLC	5.750	06/03/20	15,714,313
		TOTAL CONSUMER DURABLES & APPAREL			15,714,313

CONSUMER SERVICES - 1.4%
7,847,000	i	Boyd Gaming Corp	4.000	08/14/20	7,683,939
7,649,403	i	Marina District Finance Co, Inc	6.750	08/15/18	7,580,864
6,121,212	i	Peninsula Gaming LLC	4.250	11/20/17	6,063,856
16,785,282	i	Spin Holdco, Inc	4.250	11/14/19	16,481,132
		TOTAL CONSUMER SERVICES			37,809,791

DIVERSIFIED FINANCIALS - 0.2%
5,197,938	i	TransUnion LLC	4.000	04/09/21	5,113,472
		TOTAL DIVERSIFIED FINANCIALS			5,113,472

ENERGY - 0.7%
12,585,752	i	Arch Coal, Inc	6.250	05/16/18	10,388,532
8,650,000	i	Granite Acquisition, Inc	8.250	10/15/22	8,689,617
		TOTAL ENERGY			19,078,149

FOOD & STAPLES RETAILING - 1.6%
27,650,000	i	Albertson’s Holdings LLC	4.500	08/25/21	27,621,244
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,003,340
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,981,630
		TOTAL FOOD & STAPLES RETAILING			40,606,214

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
11,513,000	i	Accellent, Inc	4.500	03/12/21	11,234,731
115,820	i	Capsugel Holdings US, Inc	3.500	08/01/18	112,780
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,347,511

INSURANCE - 0.5%
13,819,322	i	Compass Investors, Inc	4.250	12/27/19	13,560,210
		TOTAL INSURANCE			13,560,210
174

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 1.0%
$2,248,353		Minerals Technologies, Inc	4.000%	05/09/21	$2,220,249
11,666,667	i	Signode Industrial Group US, Inc	3.750	04/30/21	11,149,017
1,246,875	i	Solenis International LP	4.250	07/31/21	1,212,586
12,000,000	i	Solenis International LP	7.750	07/31/22	11,598,000
		TOTAL MATERIALS			26,179,852

MEDIA - 1.3%
8,693,813	i	Time, Inc	4.250	04/26/21	8,574,273
4,846,221	i	Univision Communications, Inc	4.000	03/02/20	4,732,335
20,947,500	i	Visant Corp	7.000	09/23/21	20,319,075
		TOTAL MEDIA			33,625,683

REAL ESTATE - 0.4%
10,400,000	i,h	DTZ US Borrower LLC	9.250	11/04/22	10,218,000
		TOTAL REAL ESTATE			10,218,000

RETAILING - 0.3%
6,982,500	i	Stater Bros Markets	4.750	05/12/21	6,886,491
		TOTAL RETAILING			6,886,491

SOFTWARE & SERVICES - 2.7%
16,800,000	i	Asurion LLC	8.500	03/03/21	16,645,944
22,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	20,643,260
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,922,000
5,640,286	i	P2 Lower Acquisition LLC	5.500	10/22/20	5,541,581
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,024,000
10,375,000	i	ProQuest LLC	5.250	10/24/21	10,271,250
		TOTAL SOFTWARE & SERVICES			68,048,035

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
9,924,812	i	Dell International LLC	4.500	04/29/20	9,895,037
9,850,251	i	Scientific Games International, Inc	6.000	10/18/20	9,695,110
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,590,147

TELECOMMUNICATION SERVICES - 0.4%
9,900,000	i	Internap Network Services Corp	6.000	11/26/19	9,825,750
		TOTAL TELECOMMUNICATION SERVICES			9,825,750

UTILITIES - 0.2%
4,398,750	i	Calpine Corp	4.000	10/09/19	4,335,540
		TOTAL UTILITIES			4,335,540

		TOTAL BANK LOAN OBLIGATIONS			367,664,307
		(Cost $374,941,541)
175

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 82.8%

CORPORATE BONDS - 82.8%
AUTOMOBILES & COMPONENTS - 2.3%
$12,000,000	g	Gates Global LLC	6.000%	07/15/22	$11,492,400
10,000,000		General Motors Co	4.000	04/01/25	10,025,000
5,000,000		General Motors Co	5.200	04/01/45	5,275,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	8,056,000
7,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	7,870,875
8,570,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	8,827,100
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,377,700
		TOTAL AUTOMOBILES & COMPONENTS			58,924,075

BANKS - 2.1%
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,798,380
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,070,625
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,369,375
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,802,537
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,440,339
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,953,189
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,200,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,660,000
14,050,000	g,i	Societe Generale S.A.	6.000	12/30/49	12,785,500
		TOTAL BANKS			54,079,945

CAPITAL GOODS - 1.9%
2,300,000		Anixter, Inc	5.625	05/01/19	2,426,500
3,000,000		Anixter, Inc	5.125	10/01/21	3,000,000
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,410,862
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,811,000
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,319,375
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,752,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,646,565
7,000,000	g	Sealed Air Corp	4.875	12/01/22	6,947,500
14,130,000	g	Stena AB	7.000	02/01/24	12,928,950
		TOTAL CAPITAL GOODS			49,242,752

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
8,575,000		ADT Corp	4.125	04/15/19	8,489,250
3,725,000		ADT Corp	6.250	10/15/21	3,827,437
2,500,000	g	AECOM Technology Corp	5.750	10/15/22	2,556,250
3,750,000	g	AECOM Technology Corp	5.875	10/15/24	3,834,375
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,190,750
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,920,187
2,100,000	g	MSCI, Inc	5.250	11/15/24	2,173,500
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	5,075,000
2,770,000	g	Quad	7.000	05/01/22	2,617,650
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,646,625
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,796,438
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,866,250
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	20,352,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,240,000
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,123,000
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,106,088
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			89,814,800
176

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.2%
$5,443,000		DR Horton, Inc	3.750%	03/01/19	$5,388,570
4,750,000		KB Home	8.000	03/15/20	5,201,250
7,000,000		KB Home	4.750	05/15/19	6,895,000
9,250,000		KB Home	7.000	12/15/21	9,729,844
9,500,000		Lennar Corp	4.500	06/15/19	9,500,000
5,000,000		Lennar Corp	4.500	11/15/19	4,962,500
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,038,500
11,400,000		Standard Pacific Corp	5.875	11/15/24	11,400,000
		TOTAL CONSUMER DURABLES & APPAREL			55,115,664

CONSUMER SERVICES - 3.3%
20,750,000	g	1011778 BC / New Red Fin	6.000	04/01/22	21,268,750
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,282,045
3,375,000		ARAMARK Corp	5.750	03/15/20	3,484,688
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,820,175
2,000,000		MGM Resorts International	5.250	03/31/20	1,985,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,462,500
11,250,000		MGM Resorts International	6.000	03/15/23	11,306,250
13,050,000		Penn National Gaming, Inc	5.875	11/01/21	12,136,500
2,975,000		Pinnacle Entertainment, Inc	6.375	08/01/21	3,064,250
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,435,000
		TOTAL CONSUMER SERVICES			82,245,158

DIVERSIFIED FINANCIALS - 4.8%
5,950,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	6,158,250
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,210,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,165,000
5,000,000		CIT Group, Inc	3.875	02/19/19	4,987,500
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,309,300
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,545,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,260,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,690,000
10,000,000		GMAC, Inc	8.000	11/01/31	12,750,000
2,100,000		Icahn Enterprises LP	4.875	03/15/19	2,094,750
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,474,984
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,740,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,338,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,035,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425,000
11,325,000		SLM Corp	5.500	01/15/19	11,579,813
13,100,000		SLM Corp	4.875	06/17/19	13,137,990
8,000,000		SLM Corp	6.125	03/25/24	7,860,000
		TOTAL DIVERSIFIED FINANCIALS			122,760,587

ENERGY - 13.1%
2,750,000	g	Alpha Natural Resources, Inc	7.500	08/01/20	1,732,500
3,333,000		Arch Coal, Inc	7.000	06/15/19	983,235
5,700,000		Atlas Pipeline Partners LP	4.750	11/15/21	5,415,000
13,570,000	g	California Resources Corp	6.000	11/15/24	11,466,650
20,960,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	18,654,400
177

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,835,000		Calumet Specialty Products Partners LP	7.625%	01/15/22	$9,097,375
6,500,000		Chaparral Energy, Inc	8.250	09/01/21	4,420,000
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	4,847,000
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	9,993,750
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,461,515
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	5,859,900
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	1,910,000
5,435,000		El Paso Corp	7.750	01/15/32	6,685,050
10,000,000		EP Energy LLC	6.875	05/01/19	10,150,000
11,000,000		EP Energy LLC	9.375	05/01/20	11,110,000
6,030,000		EP Energy LLC	7.750	09/01/22	5,638,050
7,500,000	g	Exterran Partners	6.000	10/01/22	6,375,000
14,900,000		Exterran Partners LP	6.000	04/01/21	12,963,000
2,850,000		Halcon Resources Corp	9.750	07/15/20	2,137,500
13,300,000		Halcon Resources Corp	8.875	05/15/21	10,008,250
9,600,000		Linn Energy LLC	6.250	11/01/19	8,112,000
6,750,000		Linn Energy LLC	6.500	05/15/19	5,771,250
2,000,000		Linn Energy LLC	7.750	02/01/21	1,685,000
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,327,715
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,612,500
13,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,649,000
4,750,000		Parker Drilling Co	7.500	08/01/20	3,800,000
1,900,000		Parker Drilling Co	6.750	07/15/22	1,425,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	4,356,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	4,771,250
9,500,000		Peabody Energy Corp	6.250	11/15/21	8,122,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	1,575,000
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,258,587
11,391,000		Precision Drilling Trust	6.625	11/15/20	10,251,900
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,518,375
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,010,000
3,923,000		Regency Energy Partners LP	5.875	03/01/22	3,913,192
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	9,608,550
3,350,000		Rosetta Resources, Inc	5.875	06/01/24	2,981,500
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	1,350,000
18,170,000		SandRidge Energy, Inc	7.500	03/15/21	11,628,800
7,042,000		SandRidge Energy, Inc	8.125	10/15/22	4,436,460
9,000,000		SM Energy Co	6.500	11/15/21	8,730,000
16,000,000	g	SM Energy Co	6.125	11/15/22	15,040,000
5,795,000		SM Energy Co	6.500	01/01/23	5,563,200
4,350,000		Tesoro Corp	5.375	10/01/22	4,404,375
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,764,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,005,000
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	1,995,000
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	6,443,663
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	7,052,000
15,900,000		Whiting Petroleum Corp	5.000	03/15/19	14,866,500
4,000,000		WPX Energy, Inc	6.000	01/15/22	3,850,000
		TOTAL ENERGY			331,786,492

FOOD & STAPLES RETAILING - 0.5%
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,013,266
		TOTAL FOOD & STAPLES RETAILING			13,013,266
178

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 1.3%
$7,150,000	g	Post Holdings, Inc	6.750%	12/01/21	$6,935,500
13,335,000		Post Holdings, Inc	7.375	02/15/22	13,335,000
7,140,000	g	Post Holdings, Inc	6.000	12/15/22	6,693,750
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,756,905
		TOTAL FOOD, BEVERAGE & TOBACCO			32,721,155

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
2,252,000		Biomet, Inc	6.500	08/01/20	2,409,640
13,950,000		CHS/Community Health Systems	8.000	11/15/19	14,891,625
22,275,000		CHS/Community Health Systems	6.875	02/01/22	23,597,578
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,248,864
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,337,500
575,000		HCA Holdings, Inc	6.250	02/15/21	612,375
10,000,000		HCA, Inc	6.500	02/15/20	11,205,000
13,600,000		HCA, Inc	7.500	02/15/22	15,538,000
1,800,000		HCA, Inc	5.875	03/15/22	1,971,000
900,000		HCA, Inc	7.500	11/06/33	945,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,005,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,840,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,399,812
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,496,374
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	7,064,062
13,800,000	g	Tenet Healthcare Corp	5.000	03/01/19	13,817,250
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,631,250
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,778,544
16,000,000		Tenet Healthcare Corp	8.125	04/01/22	17,880,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,645,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			160,313,874

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,392,000
17,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	17,553,125
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			21,945,125

INSURANCE - 0.9%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	11,760,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	10,968,750
		TOTAL INSURANCE			22,728,750

MATERIALS - 5.2%
2,750,000		ArcelorMittal	5.750	08/05/20	2,853,125
4,750,000		ArcelorMittal	6.000	03/01/21	4,940,000
2,750,000		ArcelorMittal	6.750	02/25/22	2,935,625
3,700,000		ArcelorMittal	7.500	10/15/39	3,829,500
5,700,000		ArcelorMittal	7.250	03/01/41	5,757,000
3,700,000	g	Belden, Inc	5.500	09/01/22	3,672,250
10,100,000	g	Cascades, Inc	5.500	07/15/22	10,049,500
2,000,000		Crown Americas LLC	6.250	02/01/21	2,105,000
179

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,400,000	g	Eldorado Gold Corp	6.125%	12/15/20	$13,968,000
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	4,777,500
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,498,500
600,000		Greif, Inc	7.750	08/01/19	678,000
7,200,000		Hexion US Finance Corp	8.875	02/01/18	6,408,000
18,710,000		Hexion US Finance Corp	6.625	04/15/20	18,335,800
13,200,000		Hexion US Finance Corp	9.000	11/15/20	9,438,000
3,890,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	3,685,775
2,500,000		Lafarge S.A.	7.125	07/15/36	2,900,000
15,000,000	g	Owens-Brockway Glass Container, Inc	5.000	01/15/22	15,300,000
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,847,450
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,206,000
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,706,406
650,000		Steel Dynamics, Inc	6.375	08/15/22	689,000
6,940,000		Tronox Finance LLC	6.375	08/15/20	6,957,350
		TOTAL MATERIALS			131,537,781

MEDIA - 8.9%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	1,984,687
12,500,000		AMC Entertainment, Inc	5.875	02/15/22	12,687,500
12,345,000		Cablevision Systems Corp	5.875	09/15/22	12,499,313
1,250,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,259,375
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,383,750
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,082,500
12,850,000		CCOH Safari LLC	5.500	12/01/22	13,042,750
13,325,000		CCOH Safari LLC	5.750	12/01/24	13,474,906
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,065,000
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,798,275
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	975,250
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,045,175
8,000,000		DISH DBS Corp	6.750	06/01/21	8,600,000
7,000,000		DISH DBS Corp	5.875	07/15/22	7,175,000
11,500,000		DISH DBS Corp	5.000	03/15/23	11,126,250
4,150,000	g	DISH DBS Corp	5.875	11/15/24	4,170,750
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,389,500
2,275,000	g	Gannett Co, Inc	5.500	09/15/24	2,280,687
4,275,000		Lamar Media Corp	5.875	02/01/22	4,435,312
8,000,000		Nielsen Finance LLC	4.500	10/01/20	8,040,000
3,450,000	g	Nielsen Finance LLC	5.000	04/15/22	3,467,250
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,093,500
3,500,000	g	Numericable Group S.A.	6.250	05/15/24	3,526,250
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,956,250
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,202,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,282,750
4,000,000		Regal Entertainment Group	5.750	02/01/25	3,680,000
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,742,000
10,638,000		Starz LLC	5.000	09/15/19	10,717,785
9,250,000	g	Time, Inc	5.750	04/15/22	8,949,375
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,530,545
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,130,000
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,378,720
7,834,000		Visant Corp	10.000	10/01/17	6,795,995
180

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,550,000		WideOpenWest Finance LLC	10.250%	07/15/19	$5,778,938
		TOTAL MEDIA			227,747,338

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
3,389,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	3,537,269
1,250,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	12/15/20	1,312,500
2,577,000	g	Endo Finance LLC & Endo Finco, Inc	7.250	01/15/22	2,757,390
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,110,000
9,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	9,614,418
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	7,965,000
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,985,500
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,468,375
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,662,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			42,412,952

RETAILING - 1.8%
8,525,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	8,674,187
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	7,525,000
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	988,125
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	1,950,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,128,125
14,570,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	14,970,675
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	5,062,500
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,375,000
		TOTAL RETAILING			46,673,612

SOFTWARE & SERVICES - 2.9%
12,485,000	g	Audatex North America, Inc	6.000	06/15/21	12,859,550
8,650,000	g	Audatex North America, Inc	6.125	11/01/23	8,931,125
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	11,820,500
2,850,000	g,o	Boxer Parent Co, Inc	9.000	10/15/19	2,422,500
2,975,000		Equinix, Inc	4.875	04/01/20	2,960,125
5,625,000		Equinix, Inc	5.375	01/01/22	5,677,875
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,060,000
6,650,000	g,o	Infor Software Parent LLC	7.125	05/01/21	6,517,000
6,350,000		NCR Corp	5.875	12/15/21	6,524,625
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,060,000
10,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	10,145,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,120,000
		TOTAL SOFTWARE & SERVICES			75,098,300

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,987,500
1,500,000		Scientific Games Corp	8.125	09/15/18	1,275,000
4,000,000		Scientific Games International, Inc	6.250	09/01/20	2,800,000
16,000,000	g	Scientific Games International, Inc	10.000	12/01/22	14,660,000
8,725,000	g	Zebra Technologies Corp	7.250	10/15/22	9,161,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,883,750

TELECOMMUNICATION SERVICES - 10.4%
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,075,000
181

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000		CenturyLink, Inc	6.450%	06/15/21	$6,435,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,573,750
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,790,625
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,283,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,504,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,901,250
14,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	15,244,000
3,500,000	g	CommScope Holding Co, Inc	5.000	06/15/21	3,447,500
9,400,000		Frontier Communications Corp	8.500	04/15/20	10,481,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,281,437
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,131,250
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,337,500
4,837,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	5,175,590
8,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	8,000,895
1,800,000		Intelsat Luxembourg S.A.	6.750	06/01/18	1,836,000
2,850,000		Intelsat Luxembourg S.A.	8.125	06/01/23	2,907,000
14,000,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	11,900,000
750,000	g	Lynx I Corp	5.375	04/15/21	774,375
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,980,500
9,724,000		Sprint Capital Corp	6.900	05/01/19	9,918,480
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,266,160
6,800,000		Sprint Capital Corp	8.750	03/15/32	6,579,000
12,825,000		Sprint Corp	7.250	09/15/21	12,712,782
6,650,000		Sprint Corp	7.875	09/15/23	6,564,880
9,250,000		Sprint Corp	7.125	06/15/24	8,602,500
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,118,300
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,375,000
8,125,000		Sprint Nextel Corp	6.000	11/15/22	7,475,000
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,921,250
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,850,000
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,296,250
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,416,250
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,751,375
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,821,250
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,283,000
525,000		T-Mobile USA, Inc	6.836	04/28/23	542,063
3,175,000		T-Mobile USA, Inc	6.500	01/15/24	3,254,375
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,061,200
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	3,164,906
9,375,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	8,765,625
4,750,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	4,483,050
14,250,000		Windstream Corp	7.750	10/01/21	14,535,000
2,000,000		Windstream Corp	7.500	04/01/23	1,990,000
1,925,000		Windstream Corp	6.375	08/01/23	1,799,875
		TOTAL TELECOMMUNICATION SERVICES			264,607,743

TRANSPORTATION - 2.2%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,360,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,510,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,545,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,981,500
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,512,375
182

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,920,000		Gulfmark Offshore, Inc	6.375%	03/15/22	$13,350,400
12,000,000	g	KLX, Inc	5.875	12/01/22	12,120,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,087,500
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,854,000
		TOTAL TRANSPORTATION			57,320,775

UTILITIES - 5.4%
11,145,000		AES Corp	7.375	07/01/21	12,593,850
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,140,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,162,500
10,330,000	g	Calpine Corp	7.875	01/15/23	11,388,825
8,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	8,903,125
5,000,000	g	Dynegy Finance I, Inc	7.375	11/01/22	5,087,500
5,000,000	g	Dynegy Finance I, Inc	7.625	11/01/24	5,100,000
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	6,090,000
6,580,000		Ferrellgas LP	6.500	05/01/21	6,415,500
11,000,000		Ferrellgas LP	6.750	01/15/22	10,752,500
13,373,000		Ferrellgas Partners LP	8.625	06/15/20	13,406,432
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,202,500
6,320,000		NRG Energy, Inc	7.875	05/15/21	6,809,800
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,112,500
6,750,000		NRG Energy, Inc	6.625	03/15/23	7,020,000
7,000,000	g	NRG Energy, Inc	6.250	05/01/24	7,122,500
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,189,137
2,750,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	2,688,125
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,519,450
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,463,358
		TOTAL UTILITIES			138,167,602

		TOTAL CORPORATE BONDS			2,111,141,496
		(Cost $2,155,038,494)

		TOTAL BONDS			2,111,141,496
		(Cost $2,155,038,494)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/30/49	4,509,000
		TOTAL BANKS			4,509,000
		TOTAL PREFERRED STOCKS			4,509,000
		(Cost $4,500,000)
183

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.6%
TREASURY DEBT - 0.6%
$400,000	United States Treasury Bill	0.074%	02/05/15	$399,971
17,000,000	United States Treasury Bill	0.050	04/23/15	16,998,028
	TOTAL TREASURY DEBT			17,397,999

	TOTAL SHORT-TERM INVESTMENTS			17,397,999
	(Cost $17,397,327)

	TOTAL INVESTMENTS - 98.0%			2,500,712,802
	(Cost $2,551,877,362)
	OTHER ASSETS & LIABILITIES, NET - 2.0%			49,868,491
	NET ASSETS - 100.0%			$2,550,581,293

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $780,008,069 or 30.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
184

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 96.9%

U.S. TREASURY SECURITIES - 96.9%
$5,000,000		United States Treasury Bond	3.625%	02/15/44	$5,883,985
41,310,656	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	41,920,649
82,718,414	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	82,466,371
42,731,736	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	44,544,502
39,242,740	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	41,171,168
100,089,380	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	100,167,550
31,458,356	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	33,724,333
31,246,674	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,718,674
93,887,908	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	93,535,828
32,292,325	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	33,823,692
31,406,230	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	33,746,968
68,909,160	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	68,150,057
35,487,904	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,088,493
42,000,079	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,083,661
64,884,858	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	68,098,670
71,729,604	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	74,514,721
70,516,209	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	71,403,161
74,500,109	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	72,462,978
103,257,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	100,602,985
67,895,520	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	65,651,777
56,118,700	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	55,482,987
62,840,505	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	63,110,531
35,001,050	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	33,707,656
57,763,201	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	67,817,579
40,743,577	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	46,689,613
32,978,300	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	39,468,330
35,166,109	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	39,811,869
33,860,489	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	46,539,651
35,601,174	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,176,038
36,093,167	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	51,658,345
11,008,427	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	15,613,043
15,933,141	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	20,653,334
26,854,858	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	35,062,374
44,871,722	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	43,599,205
29,951,200	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	28,158,800
25,471,250	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	28,828,284
4,000,000		United States Treasury Note	2.750	02/15/24	4,209,064
20,000,000		United States Treasury Note	2.500	05/15/24	20,603,120
3,000,000		United States Treasury Note	3.000	11/15/44	3,152,814
		TOTAL U.S. TREASURY SECURITIES			1,835,102,860

		TOTAL GOVERNMENT BONDS			$1,835,102,860
		(Cost $1,791,675,441)
185

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 1.3%
TREASURY DEBT - 1.3%
$20,000,000	United States Treasury Bill	0.033%	03/26/15	$19,999,200
5,400,000	United States Treasury Bill	0.103	07/23/15	5,396,592
	TOTAL TREASURY DEBT			25,395,792

	TOTAL SHORT-TERM INVESTMENTS			25,395,792
	(Cost $25,395,362)

	TOTAL INVESTMENTS - 98.2%			1,860,498,652
	(Cost $1,817,070,803)
	OTHER ASSETS & LIABILITIES, NET - 1.8%			33,570,820
	NET ASSETS - 100.0%			$1,894,069,472

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
186

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.7%

CONSUMER DURABLES & APPAREL - 0.2%
$995,000	i	Libbey Glass, Inc	3.750%	04/09/21	$978,214
2,328,106	i	PVH Corp	3.250	02/13/20	2,326,407
		TOTAL CONSUMER DURABLES & APPAREL			3,304,621

CONSUMER SERVICES - 0.1%
873,000	i	ARAMARK Corp	3.250	09/07/19	857,723
		TOTAL CONSUMER SERVICES			857,723

FOOD, BEVERAGE & TOBACCO - 0.1%
1,602,250	i	HJ Heinz Co	3.250	06/07/19	1,584,673
		TOTAL FOOD, BEVERAGE & TOBACCO			1,584,673

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
902,770	i	Capsugel Holdings US, Inc	3.500	08/01/18	879,072
198,000	i	CHS/Community Health Systems	4.250	01/27/21	197,299
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,076,371

MEDIA - 0.1%
866,689	i	CSC Holdings LLC	2.669	04/17/20	846,261
294,722	i	Univision Communications, Inc	4.000	03/01/20	287,649
		TOTAL MEDIA			1,133,910

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
995,000	i	Avago Technologies Ltd	3.750	05/06/21	990,443
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			990,443

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
992,462	i	NXP BV	3.250	01/11/20	975,094
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			975,094

		TOTAL BANK LOAN OBLIGATIONS			9,922,835
		(Cost $10,026,384)

BONDS - 93.7%

CORPORATE BONDS - 34.6%

BANKS - 10.4%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,161,280
535,000	g	Banco de Credito del Peru	2.750	01/09/18	532,325
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	506,500
3,175,000	g	Banco del Estado de Chile	2.000	11/09/17	3,174,311
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	791,735
187

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,675,000		Bank of America Corp	3.750%	07/12/16	$2,770,655
9,350,000		Bank of America Corp	2.000	01/11/18	9,342,894
250,000	g	Bank of Nova Scotia	1.650	10/29/15	252,169
15,000,000		Bank of Nova Scotia	2.125	09/11/19	15,032,355
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,016,886
1,000,000		BB&T Corp	3.200	03/15/16	1,023,024
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,584,375
5,000,000		Branch Banking & Trust Co	1.350	10/01/17	4,973,130
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,831,250
6,750,000		Citigroup, Inc	1.300	11/15/16	6,741,677
3,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	2,993,721
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,758,775
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,497,292
1,000,000		First Horizon National Corp	5.375	12/15/15	1,035,301
900,000		HSBC USA, Inc	2.375	02/13/15	901,808
3,700,000		HSBC USA, Inc	1.500	11/13/17	3,692,689
5,000,000		Huntington National Bank	1.300	11/20/16	4,979,365
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	10,003,900
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	2,999,934
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,537,237
10,000,000	g	National Australia Bank Ltd	2.125	09/09/19	10,017,110
2,000,000		PNC Bank NA	1.125	01/27/17	1,998,946
2,000,000		Royal Bank of Canada	1.200	01/23/17	1,998,538
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,922,537
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,924,410
1,800,000	g	State Bank of India	4.125	08/01/17	1,867,932
300,000	g	State Bank of India	3.250	04/18/18	303,873
1,000,000		SunTrust Bank	1.350	02/15/17	999,822
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,013,138
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	503,050
500,000		Union Bank NA	2.125	06/16/17	505,563
1,000,000		US Bancorp	3.125	04/01/15	1,006,734
500,000		US Bancorp	1.650	05/15/17	503,732
5,000,000		US Bank NA	1.100	01/30/17	4,995,830
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,014,437
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,149,760
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,672,876
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,001,375
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,253,038
		TOTAL BANKS			150,787,289

CAPITAL GOODS - 2.2%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	2,987,631
475,000		Caterpillar, Inc	1.500	06/26/17	477,929
2,000,000		Eaton Corp	1.500	11/02/17	1,988,414
2,000,000	g	Hutchison Whampoa International 14 Ltd	1.625	10/31/17	1,983,520
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,002,830
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,483,777
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,016,901
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,002,720
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,934,741
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,963,040
188

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		United Technologies Corp	1.800%	06/01/17	$506,536
		TOTAL CAPITAL GOODS			32,348,039

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
4,400,000		Air Lease Corp	2.125	01/15/18	4,323,000
1,000,000		Waste Management, Inc	2.600	09/01/16	1,022,974
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,345,974

CONSUMER SERVICES - 0.4%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,020,268
5,000,000		Walt Disney Co	0.875	05/30/17	4,970,350
		TOTAL CONSUMER SERVICES			5,990,618

DIVERSIFIED FINANCIALS - 6.8%
550,000		American Express Centurion Bank	0.875	11/13/15	550,762
500,000		American Express Centurion Bank	6.000	09/13/17	557,241
1,150,000		American Express Credit Corp	1.750	06/12/15	1,156,323
1,000,000		American Express Credit Corp	1.300	07/29/16	1,004,356
1,000,000		American Express Credit Corp	2.800	09/19/16	1,029,411
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,000,326
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	152,232
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,000,641
825,000		BlackRock, Inc	1.375	06/01/15	828,783
1,000,000		BNP Paribas S.A.	1.375	03/17/17	997,190
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,073,192
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,397,715
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,758,866
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,334,523
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	919,675
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,018,852
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,051,695
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,048,500
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,349,570
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,386,164
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,260,580
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	209,269
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,034,477
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	309,039
200,000		International Lease Finance Corp	5.750	05/15/16	207,500
200,000		International Lease Finance Corp	3.875	04/15/18	200,000
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,979,160
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,021,131
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,275,000
1,800,000		Morgan Stanley	1.750	02/25/16	1,809,763
3,300,000		Morgan Stanley	1.875	01/05/18	3,287,922
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	996,640
10,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	10,077,030
500,000	g	NongHyup Bank	2.750	09/29/19	504,815
1,675,000		State Street Corp	1.350	05/15/18	1,647,220
410,000		Toyota Motor Credit Corp	1.250	10/05/17	408,776
2,000,000		UBS AG.	1.375	08/14/17	1,986,988
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,022,395
189

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Wells Fargo & Co	1.500%	07/01/15	$2,010,738
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,036,476
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,559,325
5,000,000		Wells Fargo & Co	1.400	09/08/17	4,995,940
		TOTAL DIVERSIFIED FINANCIALS			98,456,201

ENERGY - 1.7%
250,000		Apache Corp	1.750	04/15/17	249,756
1,000,000		Ashland, Inc	3.000	03/15/16	1,005,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,571,598
2,000,000		Chevron Corp	1.104	12/05/17	1,987,636
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,548,000
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,161,131
350,000		Marathon Petroleum Corp	3.500	03/01/16	358,660
375,000		Noble Holding International Ltd	3.450	08/01/15	379,933
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,482,790
500,000		Occidental Petroleum Corp	2.500	02/01/16	508,117
1,850,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,752,875
2,300,000		Petrobras Global Finance BV	3.250	03/17/17	2,167,750
975,000		Petrobras International Finance Co	3.875	01/27/16	956,768
925,000		Petrobras International Finance Co	3.500	02/06/17	883,292
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,455,313
400,000		Phillips 66	1.950	03/05/15	401,012
750,000		Statoil ASA	1.200	01/17/18	741,146
1,000,000		Tesoro Corp	4.250	10/01/17	1,032,500
750,000		Total Capital International S.A.	1.500	02/17/17	754,979
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,066,610
475,000		Valero Energy Corp	4.500	02/01/15	475,986
		TOTAL ENERGY			23,940,852

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,085,355
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,002,764
		TOTAL FOOD & STAPLES RETAILING			2,088,119

FOOD, BEVERAGE & TOBACCO - 0.6%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,005,592
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	700,653
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	511,411
2,000,000		Coca-Cola Co	0.750	03/13/15	2,002,018
600,000		Coca-Cola Co	1.800	09/01/16	610,007
135,000		General Mills, Inc	5.200	03/17/15	136,267
1,650,000		General Mills, Inc	0.875	01/29/16	1,653,244
200,000		Mondelez International, Inc	4.125	02/09/16	207,431
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,023,146
		TOTAL FOOD, BEVERAGE & TOBACCO			8,849,769

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
1,000,000		Baxter International, Inc	0.950	06/01/16	999,596
200,000		Becton Dickinson & Co	1.750	11/08/16	201,475
3,300,000		CareFusion Corp	1.450	05/15/17	3,276,646
500,000		Covidien International Finance S.A.	1.350	05/29/15	501,501
190

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Express Scripts Holding Co	2.100%	02/12/15	$600,736
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,030,000
1,000,000		McKesson Corp	1.292	03/10/17	994,892
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,013,126
6,175,000	g	Medtronic, Inc	1.500	03/15/18	6,145,490
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	247,031
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,237,402
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			17,247,895

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,032,522
375,000		Ecolab, Inc	1.450	12/08/17	371,639
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,404,161

INSURANCE - 0.7%
750,000		Aetna, Inc	1.500	11/15/17	744,149
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	717,678
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	1,996,672
400,000		Principal Financial Group, Inc	1.850	11/15/17	400,320
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,001,158
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,591
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,422,626
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,545,980
		TOTAL INSURANCE			9,380,174

MATERIALS - 0.9%
675,000		ArcelorMittal	4.250	08/05/15	685,125
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	1,015,000
300,000		Corning, Inc	1.450	11/15/17	297,658
1,000,000		EI du Pont de Nemours & Co	3.250	01/15/15	1,000,656
990,000		International Paper Co	5.300	04/01/15	1,000,434
5,000,000		Monsanto Co	1.150	06/30/17	4,961,620
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,198
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,737,927
1,000,000		Teck Resources Ltd	2.500	02/01/18	970,099
		TOTAL MATERIALS			12,177,717

MEDIA - 0.6%
2,000,000		DIRECTV Holdings LLC	3.500	03/01/16	2,052,168
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	620,530
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,010,222
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,092,356
250,000		Time Warner, Inc	3.150	07/15/15	253,494
1,000,000		Viacom, Inc	1.250	02/27/15	1,000,887
1,000,000		Viacom, Inc	3.500	04/01/17	1,040,690
		TOTAL MEDIA			8,070,347

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,504,408
1,200,000		AbbVie, Inc	1.750	11/06/17	1,202,608
1,000,000		Amgen, Inc	1.250	05/22/17	992,111
191

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Johnson & Johnson	2.150%	05/15/16	$612,307
120,000		Life Technologies Corp	3.500	01/15/16	121,452
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,017,979
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,195,585
3,275,000		Perrigo Co plc	1.300	11/08/16	3,260,659
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,907,109

REAL ESTATE - 0.4%
1,560,000		Camden Property Trust	5.000	06/15/15	1,587,060
1,410,000		DDR Corp	5.500	05/01/15	1,430,589
798,000		Duke Realty LP	7.375	02/15/15	803,784
304,000		Kimco Realty Corp	5.783	03/15/16	320,155
655,000		Ventas Realty LP	3.125	11/30/15	668,234
1,000,000		Ventas Realty LP	1.250	04/17/17	990,687
		TOTAL REAL ESTATE			5,800,509

RETAILING - 0.2%
2,750,000		Home Depot, Inc	2.250	09/10/18	2,802,437
		TOTAL RETAILING			2,802,437

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	995,519
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			995,519

SOFTWARE & SERVICES - 0.3%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,504,378
1,050,000		Oracle Corp	1.200	10/15/17	1,046,263
1,000,000		Xerox Corp	2.950	03/15/17	1,027,509
		TOTAL SOFTWARE & SERVICES			4,578,150

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
5,000,000		Amphenol Corp	1.550	09/15/17	4,986,080
5,000,000		Apple, Inc	1.050	05/05/17	5,011,130
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,217
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,000,423
3,000,000		General Electric Co	0.850	10/09/15	3,007,677
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,141,681
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,043,397
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,901,307
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,000,022
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	479,093
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			23,823,027

TELECOMMUNICATION SERVICES - 1.7%
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	986,517
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,013,720
1,510,000		American Tower Corp	4.625	04/01/15	1,523,483
667,000		AT&T, Inc	2.500	08/15/15	674,201
1,330,000		AT&T, Inc	1.400	12/01/17	1,316,654
1,825,000		British Telecommunications plc	1.625	06/28/16	1,838,142
1,000,000		France Telecom S.A.	2.125	09/16/15	1,008,337
192

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Telefonica Emisiones SAU	3.992%	02/16/16	$1,028,492
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	693,750
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	752,250
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,998,659
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,976,865
6,090,000	g	Verizon Communications, Inc	2.625	02/21/20	6,020,373
		TOTAL TELECOMMUNICATION SERVICES			24,831,443

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	354,089
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,007,041
890,000	g	Transnet Ltd	4.500	02/10/16	913,781
		TOTAL TRANSPORTATION			4,274,911

UTILITIES - 2.9%
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	785,625
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,150,553
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,948,965
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,011,320
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,031,674
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,982,656
1,000,000		Duke Energy Corp	2.100	06/15/18	1,009,135
2,000,000	g	Electricite de France	1.150	01/20/17	1,998,756
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,919,775
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	589,875
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,748,200
600,000		Kinder Morgan, Inc	2.000	12/01/17	596,288
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	202,941
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,529,821
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	993,340
1,500,000		Northeast Utilities	1.450	05/01/18	1,477,222
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,933,530
500,000		Pepco Holdings, Inc	2.700	10/01/15	506,019
2,000,000		Sempra Energy	2.300	04/01/17	2,036,768
2,500,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	2,510,503
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,456,066
450,000		Williams Partners LP	3.800	02/15/15	451,286
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,991,065
		TOTAL UTILITIES			41,861,383

		TOTAL CORPORATE BONDS			496,961,643
		(Cost $496,408,793)

GOVERNMENT BONDS - 31.5%

AGENCY SECURITIES - 3.3%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	11,996,148
5,000,000		FHLB	0.625	12/28/16	4,987,145
14,000,000		FHLB	0.875	05/24/17	13,974,198
8,665,004	g	Hospital for Special Surgery	3.500	01/01/23	8,802,275
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,055,614
2,000,000		PEFCO	2.250	03/15/20	2,010,320
		TOTAL AGENCY SECURITIES			47,825,700
193

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
FOREIGN GOVERNMENT BONDS - 7.8%
	$1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125%	01/30/17	$1,003,563
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,068,306
	2,150,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,150,000
	2,500,000		European Investment Bank	0.875	04/18/17	2,496,827
	9,000,000		Export Development Canada	1.625	12/03/19	8,950,500
	2,000,000	g	Export-Import Bank of China	2.500	07/31/19	1,999,366
	225,000		Export-Import Bank of Korea	4.125	09/09/15	229,829
	1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,753,117
	500,000		Export-Import Bank of Korea	3.750	10/20/16	521,165
	4,925,000		Export-Import Bank of Korea	1.750	02/27/18	4,897,715
	2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,098,784
EUR	5,900,000	g	Hellenic Republic Government Bond	4.750	04/17/19	5,684,593
	$500,000		Hungary Government International Bond	4.125	02/19/18	518,540
	350,000		Hungary Government International Bond	4.000	03/25/19	359,625
	1,250,000		Hydro-Quebec	7.500	04/01/16	1,348,175
	2,500,000		Hydro-Quebec	1.375	06/19/17	2,513,275
	2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,092,710
	2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,615,959
	14,000,000		Inter-American Development Bank	1.500	09/25/18	14,011,914
	20,000,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	20,002,980
	2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,318,292
	5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,010,515
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,008,897
	2,500,000		Korea Development Bank	1.000	01/22/16	2,496,140
	2,000,000		Korea Development Bank	1.500	01/22/18	1,974,318
	410,000	g	Korea Housing Finance Corp	3.500	12/15/16	425,289
	410,000	g	Korea Housing Finance Corp	1.625	09/15/18	401,647
	5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,475,500
	400,000	g	Lithuania Government International Bond	5.125	09/14/17	434,000
	1,000,000		Mexico Government International Bond	5.625	01/15/17	1,085,000
	300,000	g	Municipality Finance plc	1.750	05/21/19	300,356
	3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,114,345
	791,000	g	Qatar Government International Bond	4.000	01/20/15	791,902
	550,000		Republic of Italy	4.500	01/21/15	550,913
	1,500,000	g	Republic of Latvia	5.250	02/22/17	1,610,625
	425,000	g	Republic of Lithuania	6.750	01/15/15	425,553
	1,000,000		Republic of Turkey	7.500	07/14/17	1,116,250
	625,000	g	Slovenia Government International Bond	4.125	02/18/19	654,700
	2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,630,275
	3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,490,948
	1,000,000		Turkey Government International Bond	7.000	09/26/16	1,082,500
			TOTAL FOREIGN GOVERNMENT BONDS			113,714,908

MORTGAGE BACKED - 2.7%
	14,419		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	15,217
	84,247		FGLMC	5.500	01/01/19	89,689
	90,377		FGLMC	5.500	01/01/19	96,415
	1,188,623		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,198,731
	1,923,958		FNMA	2.690	10/01/17	1,985,635
194

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,208,409		FNMA	3.000%	10/01/21	$3,348,531
2,815,215		FNMA	3.000	11/01/24	2,944,965
7,304,109		FNMA	2.000	05/25/25	7,408,214
163,511		FNMA	4.500	10/25/28	164,225
3,976,246		FNMA	4.000	02/25/44	4,196,089
2,469,064		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,510,349
157,528		GNMA	1.864	08/16/31	157,796
2,000,000		GNMA	2.610	04/16/35	2,021,446
1,511,871		GNMA	2.176	05/16/39	1,515,049
1,918,075		GNMA	2.120	05/16/40	1,923,702
		TOTAL MORTGAGE BACKED			29,576,053

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,027,000
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	522,305
		TOTAL MUNICIPAL BONDS			5,549,305

U.S. TREASURY SECURITIES - 17.3%
10,957,000	d,k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	10,814,044
10,454,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,462,565
10,272,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	10,233,679
5,066,850	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	5,011,034
5,700,000		United States Treasury Note	0.250	02/29/16	5,692,875
8,025,000		United States Treasury Note	0.375	05/31/16	8,019,984
35,790,000		United States Treasury Note	0.500	06/15/16	35,817,952
4,600,000		United States Treasury Note	0.625	07/15/16	4,608,984
26,315,000		United States Treasury Note	0.625	08/15/16	26,358,183
15,000,000		United States Treasury Note	0.875	09/15/16	15,078,510
31,455,000		United States Treasury Note	0.625	02/15/17	31,376,363
68,360,000		United States Treasury Note	1.000	12/15/17	68,199,764
600		United States Treasury Note	0.875	01/31/18	595
20,000,000		United States Treasury Note	1.375	09/30/18	19,981,240
		TOTAL U.S. TREASURY SECURITIES			251,655,772

		TOTAL GOVERNMENT BONDS			448,321,738
		(Cost $450,861,118)

STRUCTURED ASSETS - 27.6%

ASSET BACKED - 22.0%
230,520	i	Aames Mortgage Trust	6.490	06/25/32	223,372
		Series - 2002 1 (Class A3)
86,151	i	Accredited Mortgage Loan Trust	0.400	09/25/35	85,824
		Series - 2005 3 (Class A1)
388,736	i	ACE Securities Corp Home Equity Loan Trust	0.660	08/25/35	383,330
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,033,272
		Series - 2011 5A (Class A)
138,694		Ally Auto Receivables Trust	2.230	03/15/16	138,785
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,701,993
		Series - 2011 2 (Class B)
195

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,300,000	g	Ally Auto Receivables Trust	1.900%	11/15/16	$3,309,474
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,081,752
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,002,410
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	996,472
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	992,444
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,204,644
		Series - 2012 2 (Class C)
1,373,693		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	1,376,392
		Series - 2011 5 (Class B)
5,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	4,996,965
		Series - 2014 2 (Class A2A)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,263,273
		Series - 2012 4 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
470,833	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	476,393
		Series - 2010 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	3,016,704
		Series - 2012 1A (Class A)
5,600,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	5,651,694
		Series - 2012 1A (Class B)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	460,324
		Series - 2010 5A (Class A)
6,000,000	g	Bank of The West Auto Trust 2014-	1.090	03/15/19	6,002,442
		Series - 2014 1 (Class A3)
248,027	i	Bear Stearns Asset Backed Securities Trust	0.910	11/25/39	245,569
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,023,774
		Series - 2010 2A (Class A1)
5,225,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,326,809
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,100,768
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,495,957
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,490,256
		Series - 2013 1 (Class B)
10,000,000		Capital Auto Receivables Asset Trust	1.690	10/22/18	10,045,300
		Series - 2014 1 (Class A4)
12,000,000		Capital One Multi-Asset Execution Trust	1.480	07/15/20	12,002,700
		Series - 2014 A5 (Class A)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,003,746
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	155,644
		Series - 2011 1 (Class C)
7,870,000		CarMax Auto Owner Trust	1.730	02/15/18	7,932,102
		Series - 2012 2 (Class B)
196

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000		CarMax Auto Owner Trust	2.080%	03/15/18	$4,817,383
		Series - 2012 2 (Class C)
7,097,863	i,m	CCR, Inc	0.607	07/10/17	6,907,435
		Series - 2010 CX (Class C)
38,751		Centex Home Equity	5.540	01/25/32	38,694
		Series - 2002 A (Class AF6)
305,307	i	Centex Home Equity	0.815	03/25/34	283,708
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	232,257
		Series - 2004 2 (Class 1M2)
8,000,000		Chase Issuance Trust	1.150	01/15/19	7,996,072
		Series - 2014 A1 (Class A)
12,000,000		CitiBank Credit Card Issuance Trust	1.020	02/22/19	11,953,860
		Series - 2014 A2 (Class A2)
5,927,131		CNH Equipment Trust	1.550	11/15/17	5,963,097
		Series - 2011 C (Class A4)
9,009,663	i	Connecticut Avenue Securities	1.120	05/25/24	8,842,029
		Series - 2014 C02 (Class 1M1)
376,795	i	Credit-Based Asset Servicing and Securitization LLC	4.255	08/25/35	379,659
		Series - 2005 CB5 (Class AF2)
128,396	i	CSMC Trust	0.480	11/25/35	127,847
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	5,042,660
		Series - 2013 AA (Class B)
6,000,000		Discover Card Execution Note Trust	1.220	10/15/19	5,989,764
		Series - 2014 A3 (Class A3)
7,137,433		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	7,174,712
		Series - 2011 A (Class A1)
5,000,000		Fifth Third Auto Trust	0.450	04/17/17	4,996,920
		Series - 2014 2 (Class A2A)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,976,065
		Series - 2013 A (Class B)
4,250,000		Ford Credit Auto Owner Trust	1.360	10/15/18	4,243,672
		Series - 2013 A (Class C)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	2,983,989
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,286,908
		Series - 2014 2 (Class B)
500,000		Ford Credit Floorplan Master Owner Trust	1.140	06/15/17	501,121
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust	1.740	06/15/17	1,504,797
		Series - 2013 3 (Class D)
5,475,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	5,475,816
		Series - 2013 1 (Class B)
6,005,000		Ford Credit Floorplan Master Owner Trust	1.370	01/15/18	6,018,481
		Series - 2013 1 (Class C)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,790,141
		Series - 2012 5 (Class A)
2,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	2,585,999
		Series - 2010 2 (Class A)
2,000,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,987,892
		Series - 2012 6 (Class A)
197

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	Hertz Vehicle Financing LLC	4.170%	03/25/16	$502,137
		Series - 2011 1A (Class B1)
2,115,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	2,126,827
		Series - 2009 2A (Class A2)
2,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	1,995,436
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,665,716
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,057,812
		Series - 2011 1A (Class B2)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,000,000
		Series - 2014 T1 (Class AT1)
12,000,000		Honda Auto Receivables Owner Trust	0.770	03/19/18	11,973,528
		Series - 2014 2 (Class A3)
81,117	i	HSI Asset Securitization Corp Trust	0.530	07/25/35	81,038
		Series - 2005 NC1 (Class 2A3)
1,432,900		Hyundai Auto Receivables Trust	2.450	04/15/16	1,436,797
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,991,696
		Series - 2013 A (Class C)
815,820	i	Lehman XS Trust	0.420	02/25/36	775,584
		Series - 2006 1 (Class 1A1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,001,576
		Series - 2011 A (Class B)
403,179	i	Morgan Stanley Capital I	0.350	02/25/36	401,547
		Series - 2006 NC2 (Class A2C)
3,655,000	i	Morgan Stanley Capital I	5.152	08/13/42	3,708,944
		Series - 2005 HQ6 (Class B)
9,147,990	g	NYCTL Trust	1.030	11/10/27	9,142,273
		Series - 2014 A (Class A)
2,570,702	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.690	01/25/36	2,559,152
		Series - 2005 WCH1 (Class M2)
1,000,000	g	Rental Car Finance Corp	2.510	02/25/16	1,001,613
		Series - 2011 1A (Class A1)
666,667	g	Rental Car Finance Corp	4.380	02/25/16	668,833
		Series - 2011 1A (Class B1)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	522,776
		Series - 2006 HI1 (Class M2)
610,057		Santander Drive Auto Receivables Trust	2.090	08/15/16	610,388
		Series - 2012 2 (Class B)
1,458,999		Santander Drive Auto Receivables Trust	3.090	05/15/17	1,467,934
		Series - 2011 3 (Class C)
5,350,000		Santander Drive Auto Receivables Trust	1.160	01/15/19	5,365,531
		Series - 2013 1 (Class B)
5,755,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	5,768,921
		Series - 2013 1 (Class C)
383,759	i	Saxon Asset Securities Trust	6.120	11/25/30	416,542
		Series - 2002 2 (Class AF6)
179,022	i	Securitized Asset Backed Receivables LLC	0.470	10/25/35	176,373
		Series - 2006 OP1 (Class A2C)
1,398,146	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,417,880
		Series - 2012 1A (Class A)
198

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,006,915	g	Sierra Timeshare Receivables Funding LLC	2.380%	03/20/29	$1,016,053
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,103,358
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,461,232
		Series - 2012 A (Class A2)
157,164	i	Soundview Home Equity Loan Trust	0.470	11/25/35	155,945
		Series - 2005 OPT3 (Class A4)
537,425	i	Structured Asset Investment Loan Trust	1.230	11/25/34	529,622
		Series - 2004 10 (Class A9)
2,456,238	g,i	Structured Asset Securities Corp	0.320	07/25/36	2,394,736
		Series - 2006 EQ1A (Class A4)
1,228,964	g,i	Structured Asset Securities Corp	0.390	10/25/36	1,217,444
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,999,594
		Series - 2013 1A (Class A4)
23,170	i	Wells Fargo Home Equity Trust	0.310	07/25/36	23,055
		Series - 2006 2 (Class A3)
3,000,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	3,052,278
		Series - 2010 A (Class M)
9,735,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	9,789,672
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			334,901,406

OTHER MORTGAGE BACKED - 5.6%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,090,894
		Series - 2006 2 (Class AJ)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,026,150
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,239,590
		Series - 2007 1 (Class AMFX)
5,720,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,180,420
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	7,345,715
		Series - 2007 C2 (Class AMFX)
2,000,000	i	Commercial Mortgage Trust	5.238	04/10/37	2,012,132
		Series - 2005 GG5 (Class AJ)
962,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	970,742
		Series - 2005 C3 (Class AJ)
5,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,276,714
		Series - 2006 C4 (Class AM)
3	i	Greenpoint Mortgage Funding Trust	0.270	09/25/46	3
		Series - 2006 AR4 (Class A1A)
1,881,176	i	GSR Mortgage Loan Trust	0.360	08/25/46	1,806,523
		Series - 2006 OA1 (Class 2A1)
404,347	i	Impac CMB Trust	0.830	03/25/35	369,786
		Series - 2004 11 (Class 2A1)
9,472,957		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	9,907,624
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,396,869
		Series - 2007 LD12 (Class AM)
199

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000		LB-UBS Commercial Mortgage Trust	4.843%	07/15/40	$4,540,833
		Series - 2005 C3 (Class AJ)
500,000	i	Morgan Stanley Capital I	5.809	08/12/41	532,933
		Series - 2006 T23 (Class AJ)
405,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	427,101
		Series - 2006 HQ9 (Class AJ)
11,003	i	Opteum Mortgage Acceptance Corp	0.570	02/25/35	11,005
		Series - 2005 1 (Class A4)
89,981		Residential Accredit Loans, Inc	4.350	03/25/34	91,372
		Series - 2004 QS4 (Class A1)
411,178		RFMSI Trust	5.500	03/25/35	418,073
		Series - 2005 S2 (Class A6)
337,499	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	342,527
		Series - 2012 1A (Class A)
228,679	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	231,746
		Series - 0 2A (Class A)
2,465,642	i	Structured Agency Credit Risk Debt Note (STACR)	1.570	10/25/24	2,464,979
		Series - 2014 DN4 (Class M1)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,266,935
		Series - 2007 C30 (Class AM)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,219,521
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,799,414
		Series - 2007 C31 (Class AM)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,379,882
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			81,349,483

		TOTAL STRUCTURED ASSETS			416,250,889
		(Cost $416,325,960)

		TOTAL BONDS			1,361,534,270
		(Cost $1,363,595,871)

SHORT-TERM INVESTMENTS - 3.9%
TREASURY DEBT - 3.9%
15,000,000		United States Treasury Bill	0.033	03/26/15	14,999,400
40,930,000	d	United States Treasury Bill	0.070 - 0.081	05/28/15	40,919,194
		TOTAL TREASURY DEBT			55,918,594

		TOTAL SHORT-TERM INVESTMENTS			55,918,594
		(Cost $55,917,122)

		TOTAL INVESTMENTS - 98.3%			1,427,375,699
		(Cost $1,429,539,377)
		OTHER ASSETS & LIABILITIES, NET - 1.7%			24,649,953
		NET ASSETS - 100.0%			$1,452,025,652
200

TIAA-CREF FUNDS - Short-Term Bond Fund

Abbreviation(s):
EUR	Euro

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $324,681,289 or 22.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
201

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.9%

CONSUMER DURABLES & APPAREL - 0.2%
$497,500	i	Libbey Glass, Inc	3.750%	04/09/21	$489,107
		TOTAL CONSUMER DURABLES & APPAREL			489,107

ENERGY - 0.3%
42,146	i	Granite Acquisition, Inc	5.000	10/15/21	42,286
957,854	i	Granite Acquisition, Inc	5.000	10/15/21	961,044
		TOTAL ENERGY			1,003,330

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
497,500	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	491,396
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			491,396

UTILITIES - 1.3%
942,488	i	ExGen Renewables I LLC	5.250	02/06/21	942,488
2,000,000		Terra Gen Finance Co LLC	5.250	11/26/21	1,970,000
995,000	i	TerraForm Power Operating LLC	4.750	07/23/19	990,025
		TOTAL UTILITIES			3,902,513

		TOTAL BANK LOAN OBLIGATIONS			5,886,346
		(Cost $5,898,441)

BONDS - 89.8%

CORPORATE BONDS - 35.1%

AUTOMOBILES & COMPONENTS - 0.2%
500,000		Magna International, Inc	3.625	06/15/24	501,022
		TOTAL AUTOMOBILES & COMPONENTS			501,022

BANKS - 5.5%
1,000,000		Bank of America Corp	1.350	11/21/16	997,157
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,002,157
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.684	02/26/16	250,236
1,000,000	i	BOK Financial Corp	0.922	05/15/17	997,360
1,000,000		Capital One Bank USA NA	1.500	09/05/17	991,943
250,000		Capital One Bank USA NA	1.500	03/22/18	246,155
1,000,000		Capital One Bank USA NA	2.400	09/05/19	995,118
500,000		Capital One Bank USA NA	2.950	07/23/21	496,871
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	254,657
1,000,000		Discover Bank	2.000	02/21/18	997,394
500,000		Discover Bank	4.200	08/08/23	524,665
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	571,572
500,000		HSBC Holdings plc	4.250	03/14/24	520,291
202

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		HSBC Holdings plc	5.250%	03/14/44	$560,077
1,000,000		HSBC USA, Inc	1.500	11/13/17	998,024
250,000		HSBC USA, Inc	1.625	01/16/18	249,037
500,000		Huntington Bancshares, Inc	2.600	08/02/18	506,078
500,000		Huntington National Bank	1.350	08/02/16	500,266
500,000		Huntington National Bank	1.375	04/24/17	495,764
500,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	504,376
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	485,258
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	248,641
1,000,000		People’s United Financial, Inc	3.650	12/06/22	1,008,085
500,000		PNC Bank NA	2.200	01/28/19	500,263
250,000		Silicon Valley Bank	6.050	06/01/17	270,279
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	248,727
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	495,697
250,000	i	State Street Bank and Trust Co	0.435	12/08/15	249,767
1,000,000		SVB Financial Group	5.375	09/15/20	1,124,462
		TOTAL BANKS			17,290,377

CAPITAL GOODS - 2.3%
1,000,000		Anixter, Inc	5.125	10/01/21	1,000,000
250,000		Eaton Corp	4.000	11/02/32	254,289
1,000,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	993,904
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,057,212
750,000		Pentair Finance S.A.	1.350	12/01/15	751,233
250,000		Pentair Finance S.A.	1.875	09/15/17	249,698
500,000		Pentair Finance S.A.	2.650	12/01/19	494,854
500,000		Rockwell Collins, Inc	3.700	12/15/23	521,399
1,000,000		Roper Industries, Inc	3.125	11/15/22	973,473
1,000,000		Trimble Navigation Ltd	4.750	12/01/24	1,024,595
		TOTAL CAPITAL GOODS			7,320,657

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
1,000,000	g	AECOM Technology Corp	5.750	10/15/22	1,022,500
1,000,000		Air Lease Corp	2.125	01/15/18	982,500
500,000		Air Lease Corp	3.875	04/01/21	502,500
1,000,000		Air Lease Corp	4.250	09/15/24	1,007,500
1,000,000		Fluor Corp	3.500	12/15/24	994,649
500,000		Waste Management, Inc	3.500	05/15/24	506,282
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,015,931

CONSUMER SERVICES - 0.6%
1,000,000		Massachusetts Institute of Technology	3.959	07/01/38	1,060,529
250,000		Service Corp International	5.375	01/15/22	256,250
500,000		Service Corp International	5.375	05/15/24	510,000
		TOTAL CONSUMER SERVICES			1,826,779

DIVERSIFIED FINANCIALS - 2.4%
500,000	g,i	Armor Re Ltd	4.036	12/15/16	500,050
250,000	i	Bank of New York Mellon Corp	0.792	08/01/18	250,525
250,000	g	Bayer US Finance LLC	2.375	10/08/19	250,992
500,000		CIT Group, Inc	3.875	02/19/19	498,750
203

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	EDP Finance BV	4.125%	01/15/20	$1,005,600
500,000	g	EDP Finance BV	5.250	01/14/21	526,130
500,000	i	Ford Motor Credit Co LLC	1.482	05/09/16	504,351
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	502,898
1,000,000	i	Ford Motor Credit Co LLC	1.162	11/04/19	1,000,448
1,000,000		Invesco Finance plc	3.125	11/30/22	991,068
1,000,000		KFW	1.750	10/15/19	1,001,550
250,000	g	RCI Banque S.A.	3.500	04/03/18	258,875
108,000		Unilever Capital Corp	0.850	08/02/17	106,526
		TOTAL DIVERSIFIED FINANCIALS			7,397,763

ENERGY - 3.6%
1,000,000	g	California Resources Corp	6.000	11/15/24	845,000
1,000,000		EOG Resources, Inc	2.625	03/15/23	958,909
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	944,406
336,000		National Oilwell Varco, Inc	2.600	12/01/22	315,855
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	921,180
1,000,000		Noble Energy, Inc	3.900	11/15/24	988,348
1,000,000		Noble Energy, Inc	5.050	11/15/44	988,428
250,000		Noble Holding International Ltd	2.500	03/15/17	239,160
500,000	g	Northern Natural Gas Co	4.100	09/15/42	517,959
1,000,000		Phillips 66	4.650	11/15/34	1,024,998
1,000,000	i	Statoil ASA	0.432	11/09/17	998,001
500,000		Statoil ASA	2.900	11/08/20	511,452
1,000,000		Statoil ASA	2.450	01/17/23	953,834
500,000		Statoil ASA	2.650	01/15/24	485,716
500,000		Statoil ASA	3.950	05/15/43	488,660
		TOTAL ENERGY			11,181,906

FOOD & STAPLES RETAILING - 0.3%
500,000		Kroger Co	1.200	10/17/16	498,910
500,000		Kroger Co	2.300	01/15/19	499,882
		TOTAL FOOD & STAPLES RETAILING			998,792

FOOD, BEVERAGE & TOBACCO - 0.4%
500,000	i	Mondelez International, Inc	0.752	02/01/19	494,421
1,000,000		PepsiCo, Inc	3.600	08/13/42	934,191
		TOTAL FOOD, BEVERAGE & TOBACCO			1,428,612

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,000,000	i	Becton Dickinson and Co	0.691	06/15/16	1,000,238
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	498,252
500,000		LifePoint Hospitals, Inc	5.500	12/01/21	511,250
1,000,000	g,i	Medtronic, Inc	0.000	03/15/20	998,945
1,000,000	g	Medtronic, Inc	4.375	03/15/35	1,060,856
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,011,311
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,080,852

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Colgate-Palmolive Co	1.950	02/01/23	236,592
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			236,592
204

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
INSURANCE - 0.9%
$250,000		Aetna, Inc	1.500%	11/15/17	$248,050
500,000	g	Five Corners Funding Trust	4.419	11/15/23	528,710
1,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	981,542
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,036,193
		TOTAL INSURANCE			2,794,495

MATERIALS - 1.6%
500,000		Agrium, Inc	3.150	10/01/22	488,084
1,000,000		Agrium, Inc	5.250	01/15/45	1,080,115
1,000,000		Eastman Chemical Co	2.700	01/15/20	1,005,675
500,000		International Paper Co	4.800	06/15/44	510,602
500,000		Nucor Corp	4.000	08/01/23	523,662
1,500,000		Rock Tenn Co	3.500	03/01/20	1,522,176
		TOTAL MATERIALS			5,130,314

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	438,039
1,000,000		Gilead Sciences, Inc	4.500	02/01/45	1,068,799
1,500,000		Johnson & Johnson	4.375	12/05/33	1,680,151
500,000		Johnson & Johnson	4.500	09/01/40	570,782
500,000		Mead Johnson Nutrition Co	4.600	06/01/44	525,044
250,000		Merck & Co, Inc	1.100	01/31/18	247,259
1,000,000	g	Roche Holdings, Inc	4.000	11/28/44	1,049,664
250,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	265,943
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	503,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,349,431

REAL ESTATE - 1.8%
1,000,000		Duke Realty LP	7.375	02/15/15	1,007,248
500,000		Federal Realty Investment Trust	2.750	06/01/23	481,600
1,000,000		Kilroy Realty LP	5.000	11/03/15	1,030,795
1,000,000		Kilroy Realty LP	3.800	01/15/23	1,011,867
500,000		Mid-America Apartments LP	4.300	10/15/23	526,098
1,000,000		Regency Centers LP	3.750	06/15/24	1,017,639
450,000		Washington Real Estate Investment Trust	4.950	10/01/20	487,732
		TOTAL REAL ESTATE			5,562,979

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,217
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	1,000,030
1,000,000		Xerox Corp	3.800	05/15/24	980,737
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,232,984

TELECOMMUNICATION SERVICES - 0.9%
500,000		CenturyLink, Inc	6.750	12/01/23	547,500
500,000		Sprint Corp	7.250	09/15/21	495,625
500,000		Verizon Communications, Inc	1.350	06/09/17	497,687
1,000,000		Verizon Communications, Inc	4.400	11/01/34	993,981
205

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Vodafone Group plc	1.500%	02/19/18	$245,517
		TOTAL TELECOMMUNICATION SERVICES			2,780,310

TRANSPORTATION - 2.4%
1,000,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,018,252
1,000,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	1,073,313
1,000,000	i	Canadian National Railway Co	0.432	11/06/15	1,000,320
1,000,000	i	Canadian National Railway Co	0.403	11/14/17	1,000,170
500,000		GATX Corp	2.500	07/30/19	496,227
1,000,000		GATX Corp	2.600	03/30/20	984,972
500,000		GATX Corp	5.200	03/15/44	545,340
500,000		Ryder System, Inc	2.550	06/01/19	500,688
1,000,000		Southwest Airlines Co	2.750	11/06/19	1,004,601
		TOTAL TRANSPORTATION			7,623,883

UTILITIES - 5.8%
966,589	g	Continental Wind LLC	6.000	02/28/33	1,060,855
1,000,000		Ethiopian Leasing 2012 LLC	2.566	08/14/26	985,852
885,845		Export Lease Ten Co LLC	1.650	05/07/25	844,742
250,000	g	International Transmission Co	4.625	08/15/43	294,688
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,017,485
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	505,143
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,057,946
250,000		Northeast Utilities	1.450	05/01/18	246,204
250,000		Northern States Power Co	2.600	05/15/23	245,947
1,000,000		Northern States Power Co	3.400	08/15/42	947,439
1,000,000		NorthWestern Corp	4.176	11/15/44	1,060,173
1,000,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	1,070,939
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,032,672
1,000,000		Sempra Energy	2.875	10/01/22	982,988
1,000,000	g	Solar Star Funding LLC	5.375	06/30/35	1,057,173
1,000,000		Southern California Gas Co	3.150	09/15/24	1,010,500
1,480,000	g	Topaz Solar Farms LLC	4.875	09/30/39	1,558,184
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	282,046
1,000,000		WGL Holdings, Inc	2.250	11/01/19	989,660
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,035,794
1,000,000		Zarapito Leasing LLC	2.628	11/12/26	996,946
		TOTAL UTILITIES			18,283,376

		TOTAL CORPORATE BONDS			109,037,055
		(Cost $107,517,101)

GOVERNMENT BONDS - 45.1%

AGENCY SECURITIES - 6.7%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	498,902
1,000,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	1,012,721
225,000	j	Government Trust Certificate	0.000	04/01/21	187,993
500,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	503,393
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,016,661
1,000,000	g	Hospital for Special Surgery	3.500	01/01/23	1,015,842
450,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	449,272
206

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$360,000	j	Overseas Private Investment Corp (OPIC)	0.000%	04/30/15	$365,562
1,000,000	j	OPIC	0.000	11/15/19	1,000,690
1,000,000		OPIC	3.280	09/15/29	1,039,981
227,942		OPIC	3.540	06/15/30	241,347
238,806		OPIC	3.370	12/15/30	249,606
497,359		OPIC	3.820	12/20/32	532,837
248,679		OPIC	3.938	12/20/32	267,081
1,000,000		OPIC	3.160	06/01/33	1,005,104
500,000		OPIC	3.430	06/01/33	511,236
2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,010,320
1,000,000		PEFCO	3.550	01/15/24	1,059,598
1,000,000		PEFCO	2.450	07/15/24	975,486
500,000		Ukraine Government AID Bonds	1.844	05/16/19	503,375
450,000		United States Department of Housing and Urban Development (HUD)	4.480	08/01/16	476,667
500,000		HUD	5.300	08/01/17	537,493
200,000		HUD	3.120	08/01/18	211,538
500,000		HUD	3.300	08/01/19	536,501
410,000		HUD	2.450	08/01/20	421,744
150,000		HUD	3.430	08/01/20	160,730
1,000,000		HUD	2.200	08/01/15	1,011,162
250,000		HUD	2.050	08/01/19	254,509
450,000		HUD	4.870	08/01/19	509,238
500,000		HUD	2.910	08/01/23	514,949
1,300,000		HUD	5.380	08/01/27	1,465,125
235,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	246,839
		TOTAL AGENCY SECURITIES			20,793,502

FOREIGN GOVERNMENT BONDS - 3.8%
500,000		African Development Bank	0.750	10/18/16	500,075
1,000,000		African Development Bank	2.375	09/23/21	1,018,509
500,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	534,320
215,990	g	Carpintero Finance Ltd	2.004	09/18/24	210,336
250,000		Council of Europe Development Bank	1.000	03/07/18	247,432
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	503,006
1,000,000		European Investment Bank	2.500	10/15/24	1,014,369
500,000		Export Development Canada	0.875	01/30/17	500,077
1,000,000		Export Development Canada	1.625	12/03/19	994,500
250,000		Export-Import Bank of Korea	1.750	02/27/18	248,615
1,000,000		FMS Wertmanagement AoeR	1.125	09/05/17	999,421
750,000		Hydro Quebec	2.000	06/30/16	764,370
250,000		Hydro-Quebec	1.375	06/19/17	251,328
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,000,851
500,000	i	International Bank for Reconstruction & Development	0.172	07/22/15	499,830
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,140
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	536,780
250,000		International Finance Corp	0.500	05/15/15	250,091
500,000		International Finance Corp	0.500	05/16/16	499,069
500,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	500,075
500,000	g	Kommunalbanken AS.	0.750	11/21/16	499,305
250,000		North American Development Bank	2.300	10/10/18	253,170
1,000,000		North American Development Bank	2.400	10/26/22	968,361
500,000		Province of Manitoba Canada	3.050	05/14/24	518,191
250,000		Province of Ontario Canada	1.200	02/14/18	247,918
		TOTAL FOREIGN GOVERNMENT BONDS			14,060,139
207

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 15.9%
$4,827,798	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%	02/01/44	$5,039,713
2,367,816	FGLMC	3.500	05/01/44	2,471,479
492,490	FGLMC	4.000	09/01/44	531,694
195,274	Federal National Mortgage Association (FNMA)	5.000	09/01/25	209,434
319,920	FNMA	3.500	11/01/25	340,715
728,245	FNMA	3.000	05/01/27	760,248
1,025,725	FNMA	2.500	10/01/27	1,047,149
1,734,243	FNMA	3.000	12/01/28	1,804,680
1,023,770	FNMA	3.500	12/01/28	1,082,412
973,070	FNMA	2.500	09/01/29	991,895
987,482	FNMA	2.500	11/01/29	1,006,586
463,568	FNMA	5.500	09/01/37	518,005
460,058	FNMA	5.500	01/01/38	516,516
436,566	FNMA	5.500	11/01/38	489,880
1,088,530	FNMA	4.500	08/01/39	1,198,579
603,457	FNMA	4.500	04/01/40	663,108
278,897	FNMA	5.500	04/01/40	315,541
405,939	FNMA	5.500	07/01/40	455,032
1,895,143	FNMA	5.000	09/01/40	2,097,593
756,417	FNMA	4.000	10/01/40	817,156
232,510	FNMA	6.000	10/01/40	263,993
219,021	FNMA	4.500	11/01/40	239,585
221,118	FNMA	5.000	11/01/40	244,121
981,014	FNMA	4.000	11/01/42	1,058,193
3,148,539	FNMA	3.000	02/01/43	3,190,621
1,913,052	FNMA	3.000	05/01/43	1,934,998
950,606	FNMA	3.000	05/01/43	962,828
497,943	FNMA	3.000	05/01/43	504,393
2,111,795	FNMA	4.000	11/01/43	2,269,493
795,249	FNMA	4.000	02/25/44	839,218
2,448,855	FNMA	4.000	05/01/44	2,616,639
16,979	FNMA	4.500	05/01/44	18,818
341,858	FNMA	4.500	06/01/44	378,883
194,556	FNMA	4.500	06/01/44	215,643
886,478	FNMA	4.500	06/01/44	982,493
404,582	FNMA	4.500	08/01/44	448,408
87,608	FNMA	4.500	09/01/44	97,100
823,932	FNMA	4.500	11/01/44	913,307
1,997,018	FNMA	4.000	12/01/44	2,154,777
926,745	Government National Mortgage Association (GNMA)	2.690	06/15/33	914,871
865,625	GNMA	3.000	02/20/39	887,448
483,461	GNMA	3.500	08/20/39	497,239
200,997	GNMA	5.000	10/20/39	224,432
202,564	GNMA	5.000	06/20/42	225,679
1,048,193	GNMA	3.000	12/20/42	1,074,806
907,063	GNMA	3.000	02/20/43	931,583
928,191	GNMA	3.500	07/15/43	980,056
479,626	GNMA	3.500	07/15/43	507,006
994,178	GNMA	3.500	09/20/44	1,051,350
894,557	GNMA	4.000	10/20/44	961,085
	TOTAL MORTGAGE BACKED			49,946,481
208

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 8.0%
$250,000		Bay Area Water Supply & Conservation Agency	1.311%	10/01/17	$248,870
1,000,000		California Earthquake Authority	1.194	07/01/16	999,330
1,000,000		California Earthquake Authority	2.805	07/01/19	998,000
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	261,892
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	518,550
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	515,780
665,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	826,761
985,000		City of Beaumont TX Waterworks & Sewer System Revenue	1.650	09/01/18	984,133
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	253,232
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	256,345
250,000		City of Jersey City NJ	1.192	09/01/15	249,985
250,000		Commonwealth Financing Authority	2.675	06/01/21	249,062
500,000		Commonwealth of Massachusetts	5.000	08/01/33	582,530
1,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,149,870
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	502,700
500,000	j	Garden State Preservation Trust	0.000	11/01/22	419,425
390,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	391,888
250,000		Harris County Flood Control District	1.818	10/01/18	250,655
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,011,070
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	236,902
1,000,000		Michigan Finance Authority	5.000	07/01/16	1,054,890
500,000		Michigan Finance Authority	5.000	07/01/22	570,200
1,000,000		Michigan Finance Authority	5.000	07/01/29	1,096,490
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,240
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	255,183
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	634,305
250,000	g	Niagara Area Development Corp	4.000	11/01/24	252,883
170,000		Ohio State Water Development Authority	4.879	12/01/34	194,109
250,000		Oklahoma Water Resources Board	2.444	04/01/20	253,670
250,000		Oklahoma Water Resources Board	3.071	04/01/22	258,770
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,103
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,978
1,000,000		South Dakota Conservancy District	0.712	08/01/15	1,001,070
250,000		South Dakota Conservancy District	1.648	08/01/18	249,745
1,000,000		South Dakota Conservancy District	1.920	08/01/19	997,250
1,000,000		State of California	3.750	10/01/37	1,013,010
250,000		State of California	4.988	04/01/39	270,250
500,000		State of Michigan	3.590	12/01/26	512,660
1,000,000		Suffolk County Water Authority	3.500	06/01/39	1,001,570
500,000		Texas Public Finance Authority	5.250	07/01/17	500,280
500,000	i	University of California	0.655	07/01/41	500,855
1,230,000		University of Cincinnati	3.500	06/01/32	1,243,346
655,000		Washington County Clean Water Services	4.828	10/01/22	749,241
530,000		Washington County Clean Water Services	5.078	10/01/24	622,130
250,000		West Virginia Water Development Authority	5.000	11/01/21	293,578
		TOTAL MUNICIPAL BONDS			25,137,786
209

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 10.7%
$6,995,000		United States Treasury Bond	3.125%	08/15/44	$7,530,551
215,000		United States Treasury Note	0.250	12/31/15	214,967
750,000		United States Treasury Note	0.500	07/31/16	750,352
473,000		United States Treasury Note	1.000	12/15/17	471,891
470,000		United States Treasury Note	1.625	04/30/19	471,616
16,930,000		United States Treasury Note	1.500	11/30/19	16,822,867
50,000		United States Treasury Note	2.000	08/31/21	50,152
7,330,000		United States Treasury Note	2.250	11/15/24	7,379,250
		TOTAL U.S. TREASURY SECURITIES			33,691,646

		TOTAL GOVERNMENT BONDS			143,629,554
		(Cost $142,082,557)

STRUCTURED ASSETS - 9.6%

ASSET BACKED - 3.1%
484,875	i	ACE Securities Corp Home Equity Loan Trust	0.660	08/25/35	478,132
		Series - 2005 HE5 (Class M2)
878,565	g	Alterna Funding I LLC	1.639	02/15/21	876,918
		Series - 2014 1A (Class NOTE)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	99,770
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	149,816
		Series - 2013 2 (Class C)
889,423	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	883,604
		Series - 2005 HE7 (Class M2)
208,333	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	210,794
		Series - 2010 3A (Class B)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	995,385
		Series - 2014 1A (Class A)
1,000,000	g	HERO Funding Trust	3.990	09/21/40	999,176
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	556,195
		Series - 2010 1A (Class B3)
500,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	500,000
		Series - 2014 T1 (Class DT1)
135,911	i	Lehman XS Trust	0.420	02/25/36	129,208
		Series - 2006 1 (Class 1A1)
269,334	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	268,760
		Series - 2014 AA (Class B)
174,808	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.690	01/25/36	174,022
		Series - 2005 WCH1 (Class M2)
482,077	g	SolarCity LMC	4.590	04/20/44	499,611
		Series - 2014 1 (Class A)
1,000,000	g	SolarCity LMC	4.020	07/20/44	1,004,798
		Series - 2014 2 (Class A)
1,134,862	g	SpringCastle America Funding LLC	2.700	05/25/23	1,133,054
		Series - 2014 AA (Class A)
416,356		Toyota Auto Receivables Owner Trust	0.410	08/15/16	416,396
		Series - 2014 A (Class A2)
210

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Toyota Auto Receivables Owner Trust	0.670%	12/15/17	$499,452
		Series - 2014 A (Class A3)
		TOTAL ASSET BACKED			9,875,091

OTHER MORTGAGE BACKED - 6.5%
170,386	g	7 WTC Depositor LLC Trust	4.082	03/13/31	175,026
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.763	05/10/45	198,971
		Series - 2006 2 (Class C)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	523,959
		Series - 2007 1 (Class AMFX)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	1,205,889
		Series - 2007 T28 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	519,970
		Series - 2006 C4 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,545,498
		Series - 2007 C3 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	70,232
		Series - 2007 C3 (Class AM)
1,250,000	i	Commercial Mortgage Trust	5.238	04/10/37	1,257,583
		Series - 2005 GG5 (Class AJ)
373,946	i	Countrywide Home Loan Mortgage Pass Through Trust	2.418	11/20/34	358,319
		Series - 2004 HYB6 (Class A2)
170,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	179,788
		Series - 2006 C4 (Class AM)
911,134	g,i	Credit Suisse Seasoned Loan Trust	0.410	10/25/34	897,286
		Series - 2006 1 (Class A)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,046,591
		Series - 2007 C1 (Class AM)
67,505	i	Impac CMB Trust	0.830	03/25/35	61,736
		Series - 2004 11 (Class 2A1)
710,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	773,535
		Series - 2007 LD12 (Class AM)
1,000,000	i	LB-UBS Commercial Mortgage Trust 2006-C4	6.049	06/15/38	1,034,032
		Series - 2006 C4 (Class B)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,033,019
		Series - 2007 6 (Class AM)
500,000	i	Morgan Stanley Capital I Trust	5.651	06/11/42	538,548
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	997,855
		Series - 2005 HQ6 (Class F)
1,500,000	g	OBP Depositor LLC Trust	4.646	07/15/45	1,661,705
		Series - 2010 OBP (Class A)
108,205		RFMSI Trust	5.500	03/25/35	110,019
		Series - 2005 S2 (Class A6)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	75,881
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.950	05/15/46	775,526
		Series - 2007 C34 (Class AJ)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,330,390
		Series - 2007 C31 (Class AJ)
211

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	i	Wachovia Bank Commercial Mortgage Trust	5.672%	04/15/47	$490,577
		Series - 2007 C31 (Class C)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	942,518
		Series - 2007 C32 (Class B)
1,510,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,538,270
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,581
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			20,386,304

		TOTAL STRUCTURED ASSETS			30,261,395
		(Cost $30,196,570)

		TOTAL BONDS			282,928,004
		(Cost $279,796,228)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250		M&T Bank Corp	6.375	12/30/49	261,875
		TOTAL BANKS			261,875
		TOTAL PREFERRED STOCKS			261,875
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.9%
GOVERNMENT AGENCY DEBT - 1.6%
$5,000,000		Federal Home Loan Bank (FHLB)	0.070	01/09/15	4,999,922
		TOTAL GOVERNMENT AGENCY DEBT			4,999,922

TREASURY DEBT - 6.3%
20,000,000		United States Treasury Bill	0.130	11/12/15	19,969,480
		TOTAL TREASURY DEBT			19,969,480

		TOTAL SHORT-TERM INVESTMENTS			24,969,402
		(Cost $24,977,172)

		TOTAL INVESTMENTS - 99.7%			314,045,627
		(Cost $310,927,466)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			754,927
		NET ASSETS - 100.0%			$314,800,554

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $32,479,851 or 10.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
212

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.7%

ARIZONA - 2.8%
$2,000,000	City of Tucson AZ, GO	5.000%	07/01/20	$2,354,640
3,000,000	University of Arizona	5.000	08/01/34	3,482,280
2,000,000	University of Arizona	5.000	08/01/39	2,291,140
1,320,000	University of Arizona	5.000	08/01/44	1,501,658
	TOTAL ARIZONA			9,629,718

ARKANSAS - 1.3%
4,000,000	Pulaski County Public Facilities Board	5.000	12/01/39	4,477,040
	TOTAL ARKANSAS			4,477,040

CALIFORNIA - 12.7%
4,000,000	California State Public Works Board	5.000	01/01/17	4,335,320
5,000,000	California State Public Works Board	5.000	09/01/39	5,710,900
1,500,000	California State Public Works Board	5.000	10/01/39	1,714,815
4,000,000	California Statewide Communities Development Authority	5.000	04/01/42	4,428,920
500,000	California Statewide Communities Development Authority	5.000	07/01/44	559,240
2,000,000	County of San Bernardino CA, COP	5.250	08/01/19	2,274,960
1,500,000	San Diego Unified School District	5.000	07/01/22	1,825,380
2,000,000	San Diego Unified School District	5.000	07/01/23	2,452,160
2,000,000	State of California, GO	5.000	02/01/22	2,402,440
2,000,000	State of California, GO	5.000	04/01/22	2,406,760
2,000,000	State of California, GO	5.250	10/01/22	2,454,020
5,000,000	State of California, GO	5.000	06/01/37	5,408,000
3,405,000	State of California, GO	5.000	11/01/37	3,729,633
1,710,000	West Contra Costa Unified School District, GO	5.700	02/01/21	2,100,632
1,810,000	West Contra Costa Unified School District, GO	5.700	02/01/22	2,252,129
	TOTAL CALIFORNIA			44,055,309

COLORADO - 1.1%
1,500,000	University of Colorado Hospital Authority	5.000	11/15/27	1,734,720
1,600,000	University of Northern Colorado	5.000	06/01/23	1,954,304
	TOTAL COLORADO			3,689,024

CONNECTICUT - 4.8%
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,634,486
2,000,000	State of Connecticut	5.000	11/15/21	2,392,600
2,250,000	State of Connecticut	5.000	11/15/22	2,718,540
2,000,000	State of Connecticut	5.000	11/15/24	2,467,880
1,000,000	State of Connecticut, GO	5.000	05/15/21	1,189,440
2,000,000	State of Connecticut, GO	5.000	10/15/22	2,414,000
213

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,000,000	State of Connecticut, GO	5.000%	10/15/23	$3,664,230
	TOTAL CONNECTICUT			16,481,176

FLORIDA - 4.8%
500,000	Brevard County Health Facilities Authority	5.000	04/01/22	581,895
1,870,000	Brevard County Health Facilities Authority	5.000	04/01/33	2,108,519
2,000,000	Brevard County Health Facilities Authority	5.000	04/01/39	2,216,580
5,000,000	City of Tallahassee FL	5.000	10/01/37	5,440,550
1,000,000	County of Miami-Dade FL Aviation Revenue	5.000	10/01/37	1,150,410
1,000,000	County of Orange FL	5.000	10/01/21	1,193,720
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,464,867
2,425,000	Orange County Health Facilities Authority	5.375	10/01/41	2,629,694
	TOTAL FLORIDA			16,786,235

GEORGIA - 1.7%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,200,980
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,232,061
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,985,031
1,500,000	Private Colleges & Universities Authority	5.000	09/01/41	1,694,130
	TOTAL GEORGIA			6,112,202

HAWAII - 1.4%
4,000,000	State of Hawaii	5.000	08/01/34	4,760,080
	TOTAL HAWAII			4,760,080

ILLINOIS - 5.1%
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,141,040
2,085,000	Chicago State University	5.500	12/01/23	2,307,949
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,442,492
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,152,260
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,105,050
1,000,000	County of Cook IL, GO	5.000	11/15/16	1,078,080
1,500,000	County of Cook IL, GO	5.000	11/15/17	1,654,755
1,000,000	County of Cook IL, GO	5.000	11/15/17	1,103,170
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/22	1,183,950
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,203,660
1,500,000	State of Illinois	5.000	06/15/19	1,721,280
740,000	State of Illinois	6.250	12/15/20	806,926
2,045,000	State of Illinois, GO	5.000	01/01/20	2,114,796
	TOTAL ILLINOIS			18,015,408

INDIANA - 1.6%
530,000	Griffith Multi-School Building Corp, GO	5.000	07/15/15	543,515
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,357,376
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,262,874
	TOTAL INDIANA			5,163,765
214

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
KANSAS - 0.3%
$1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000%	09/01/22	$1,183,050
	TOTAL KANSAS			1,183,050

KENTUCKY - 0.6%
2,000,000	Kentucky Municipal Power Agency	5.000	09/01/37	2,155,300
	TOTAL KENTUCKY			2,155,300

LOUISIANA - 1.6%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,160,730
4,350,000	Parish of St. John the Baptist LA	5.125	06/01/37	4,603,083
	TOTAL LOUISIANA			5,763,813

MARYLAND - 2.7%
2,000,000	City of Baltimore MD	5.000	07/01/39	2,313,040
2,000,000	City of Baltimore MD	5.000	07/01/44	2,298,260
4,000,000	County of Montgomery MD, GO	5.000	07/01/21	4,821,040
	TOTAL MARYLAND			9,432,340

MASSACHUSETTS - 1.7%
1,390,000	Commonwealth of Massachusetts, GO	5.250	08/01/17	1,549,252
2,255,000	Massachusetts Development Finance Agency	5.000	10/01/35	2,545,016
1,600,000	Massachusetts School Building Authority	5.000	08/15/37	1,745,712
	TOTAL MASSACHUSETTS			5,839,980

MICHIGAN - 1.8%
1,000,000	Michigan Finance Authority	5.000	10/01/22	1,221,220
4,695,000	Michigan State Housing Development Authority	3.950	12/01/40	4,716,879
	TOTAL MICHIGAN			5,938,099

MINNESOTA - 4.3%
5,000,000	Minnesota Housing Finance Agency	3.500	01/01/32	5,012,150
700,000	Minnesota Municipal Power Agency	5.000	10/01/34	808,458
1,150,000	Minnesota Municipal Power Agency	5.000	10/01/35	1,325,053
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,054,640
3,000,000	State of Minnesota, GO	5.000	10/01/23	3,718,020
1,715,000	University of Minnesota	5.000	08/01/21	2,046,544
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,199,740
	TOTAL MINNESOTA			15,164,605

MISSOURI - 2.0%
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,774,995
2,000,000	Missouri Housing Development Commission	3.625	11/01/34	2,016,380
1,120,000	Missouri Housing Development Commission	3.750	11/01/39	1,129,598
	TOTAL MISSOURI			6,920,973
215

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
NEBRASKA - 2.8%
$1,000,000		Central Plains Energy Project	5.000%	09/01/22	$1,145,380
5,000,000		Omaha Public Power District	5.000	02/01/39	5,330,900
3,000,000		Omaha Public Power District	5.000	02/01/42	3,377,550
		TOTAL NEBRASKA			9,853,830

NEW JERSEY - 2.0%
3,000,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/44	3,357,990
2,000,000		New Jersey Transit Corp	5.000	09/15/21	2,314,280
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,185,238
		TOTAL NEW JERSEY			6,857,508

NEW YORK - 16.4%
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,183,250
1,000,000		Metropolitan Transportation Authority	5.250	11/15/23	1,238,790
385,000		Nassau County Local Economic Assistance Corp	5.000	07/01/24	455,486
500,000		Nassau County Local Economic Assistance Corp	5.000	07/01/32	562,245
730,000		Nassau County Local Economic Assistance Corp	5.000	07/01/33	819,622
5,000,000		New York City Water & Sewer System	5.250	06/15/40	5,666,800
2,500,000	g	New York Liberty Development Corp	5.375	11/15/40	2,699,350
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,066,850
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,494,215
4,000,000		New York State Dormitory Authority	5.000	12/15/22	4,860,720
3,000,000		New York State Dormitory Authority	5.000	03/15/23	3,692,100
2,000,000		New York State Dormitory Authority	5.500	07/01/23	2,480,380
5,000,000		New York State Dormitory Authority	5.000	03/15/41	5,597,000
1,500,000		New York State Thruway Authority	5.000	01/01/22	1,790,955
1,500,000		New York State Thruway Authority	5.000	01/01/24	1,820,310
3,500,000		New York State Thruway Authority	5.000	01/01/32	4,087,020
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,345,060
4,000,000		New York State Urban Development Corp	5.000	03/15/23	4,872,040
5,000,000		New York State Urban Development Corp, GO	5.000	03/15/22	6,022,250
3,000,000		Triborough Bridge & Tunnel Authority	5.000	11/15/22	3,612,690
		TOTAL NEW YORK			57,367,133

NORTH CAROLINA - 1.1%
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,186,600
1,575,000		North Carolina Medical Care Commission	5.000	10/01/38	1,741,682
		TOTAL NORTH CAROLINA			3,928,282

OHIO - 6.5%
2,000,000		American Municipal Power, Inc	5.250	02/15/33	2,207,000
3,500,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/39	3,851,925
1,000,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,078,580
1,500,000		County of Hamilton OH	5.000	02/01/44	1,646,610
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,113,410
1,750,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	2,106,510
3,000,000		Ohio State Water Development Authority	5.000	06/01/23	3,682,470
1,660,000		State of Ohio	5.000	01/15/21	1,935,195
216

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		State of Ohio, GO	5.000%	08/01/21	$1,201,540
2,000,000		State of Ohio, GO	5.000	06/15/22	2,422,160
1,000,000		State of Ohio, GO	5.000	09/15/22	1,214,450
		TOTAL OHIO			22,459,850

OREGON - 1.0%
2,750,000		Washington & Multnomah Counties School District No 48J Beaverton, GO	5.000	06/15/22	3,345,348
		TOTAL OREGON			3,345,348

RHODE ISLAND - 2.1%
4,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	4,804,640
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,382,540
		TOTAL RHODE ISLAND			7,187,180

SOUTH CAROLINA - 0.4%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,212,422
		TOTAL SOUTH CAROLINA			1,212,422

TENNESSEE - 3.4%
1,000,000		Chattanooga-Hamilton County Hospital Authority	5.000	10/01/44	1,082,440
1,145,000		Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,267,412
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	3,030,040
6,000,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,297,240
		TOTAL TENNESSEE			11,677,132

TEXAS - 5.2%
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,318,908
1,000,000		City of San Antonio TX Water System Revenue	5.000	05/15/23	1,222,080
1,750,000		Harris County-Houston Sports Authority	5.000	11/15/22	2,093,420
700,000		Harris County-Houston Sports Authority	5.000	11/15/24	812,854
1,000,000	j	Harris County-Houston Sports Authority	0.000	11/15/44	253,690
1,000,000		New Hope Cultural Education Facilities Corp	5.000	04/01/34	1,087,800
1,000,000		New Hope Cultural Education Facilities Corp	5.000	04/01/39	1,071,740
2,000,000		State of Texas	5.000	10/01/21	2,418,340
2,000,000		State of Texas	5.000	10/01/22	2,444,040
2,000,000		State of Texas	5.000	10/01/23	2,476,880
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/42	1,079,730
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,689,875
		TOTAL TEXAS			17,969,357

VIRGINIA - 0.3%
1,000,000		Fairfax County Industrial Development Authority	5.000	05/15/44	1,141,930
		TOTAL VIRGINIA			1,141,930
217

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
WASHINGTON - 3.7%
$1,955,000	Energy Northwest	5.000%	07/01/23	$2,339,842
1,000,000	Energy Northwest	5.000	07/01/23	1,229,570
3,150,000	Port of Seattle WA	5.500	09/01/17	3,518,361
2,000,000	Skagit County Public Hospital District No	5.625	12/01/25	2,214,780
3,000,000	State of Washington, GO	5.250	02/01/22	3,668,520
	TOTAL WASHINGTON			12,971,073

WEST VIRGINIA - 0.5%
1,500,000	City of Princeton WV	5.000	05/01/21	1,685,235
	TOTAL WEST VIRGINIA			1,685,235

	TOTAL LONG-TERM MUNICIPAL BONDS			339,224,397
	(Cost $329,014,286)

	TOTAL INVESTMENTS - 97.7%			339,224,397
	(Cost $329,014,286)
	OTHER ASSETS & LIABILITIES, NET - 2.3%			7,960,546
	NET ASSETS - 100.0%			$347,184,943

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2014, the aggregate value of these securities was $2,699,350 or 0.8% of net assets.
j	Zero coupon
218

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

ASSET BACKED - 0.4%
$2,861,749		John Deere Owner Trust	0.210%	09/24/15	$2,861,748
		TOTAL ASSET BACKED			2,861,748

CERTIFICATE OF DEPOSIT - 4.1%
5,000,000		Banco Del Estado De Chile/New York	0.200	01/06/15	5,000,000
4,500,000		Banco Del Estado De Chile/New York	0.200	01/07/15	4,500,000
3,000,000		Banco Del Estado De Chile/New York	0.200	03/19/15	3,000,000
3,500,000		Banco Del Estado De Chile/New York	0.200	04/08/15	3,500,000
4,000,000		Korea Development Bank	0.200	02/04/15	4,000,000
3,500,000		Toronto-Dominion Bank	0.125	01/27/15	3,500,000
3,000,000		Wells Fargo Bank NA	0.150	03/11/15	3,000,000
		TOTAL CERTIFICATE OF DEPOSIT			26,500,000

COMMERCIAL PAPER - 33.8%
5,000,000		American Honda Finance Corp	0.125	01/08/15	4,999,879
5,000,000		American Honda Finance Corp	0.120	01/12/15	4,999,817
7,000,000		American Honda Finance Corp	0.110	01/13/15	6,999,743
3,000,000		American Honda Finance Corp	0.125	01/21/15	2,999,792
2,200,000	y	Apple, Inc	0.090	01/15/15	2,199,923
9,000,000	y	Australia & New Zealand Banking Group Ltd	0.130 - 0.135	01/20/15	8,999,369
3,000,000	y	Australia & New Zealand Banking Group Ltd	0.175	03/16/15	2,998,921
400,000	y	Australia & New Zealand Banking Group Ltd	0.270	05/20/15	399,583
425,000	y	Bank of Nova Scotia	0.150	02/10/15	424,929
5,000,000	y	Bank of Nova Scotia	0.220	04/02/15	4,997,219
4,000,000	y	Bedford Row Funding Corp	0.190	01/05/15	3,999,915
2,000,000	y	Bedford Row Funding Corp	0.260	08/03/15	1,996,909
4,000,000	y	Coca-Cola Co	0.125 - 0.140	02/23/15	3,999,219
4,350,000	y	Coca-Cola Co	0.115	02/25/15	4,349,236
500,000	y	Coca-Cola Co	0.150	03/05/15	499,869
4,800,000	y	Commonwealth Bank of Australia	0.150	02/17/15	4,799,060
3,150,000	y	Commonwealth Bank of Australia	0.175	02/18/15	3,149,265
1,865,000	y	Commonwealth Bank of Australia	0.160	03/03/15	1,864,494
4,500,000	y	Commonwealth Bank of Australia	0.160	03/04/15	4,498,760
2,800,000	y	DBS Bank Ltd	0.220	01/15/15	2,799,760
820,000	y	DBS Bank Ltd	0.230	02/17/15	819,754
3,645,000	y	DBS Bank Ltd	0.220	03/13/15	3,643,419
530,000	y	DBS Bank Ltd	0.170	04/02/15	529,772
3,000,000		Exxon Mobil Corp	0.085	01/02/15	2,999,993
3,810,000		Exxon Mobil Corp	0.080 - 0.095	01/22/15	3,809,792
3,000,000	y	Fairway Finance LLC	0.150	01/09/15	2,999,900
1,430,000	y	Fairway Finance LLC	0.170	01/20/15	1,429,872
8,000,000	y	Fairway Finance LLC	0.180	03/03/15	7,997,560
3,000,000	y	Fairway Finance LLC	0.175	03/04/15	2,999,096
845,000		General Electric Capital Corp	0.180	05/04/15	844,480
219

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$413,000		JPMorgan Chase Bank NA	0.280%	05/27/15	$412,531
2,690,000	y	Jupiter Securitization Co LLC	0.200	04/28/15	2,688,251
1,400,000	y	Jupiter Securitization Co LLC	0.260	06/09/15	1,398,392
1,000,000		Korea Development Bank	0.170	01/21/15	999,905
2,730,000		Korea Development Bank	0.310	05/21/15	2,726,709
3,500,000	y	Liberty Street Funding LLC	0.170	01/21/15	3,499,669
4,500,000	y	Liberty Street Funding LLC	0.190	02/24/15	4,498,718
4,300,000	y	Microsoft Corp	0.080	01/28/15	4,299,742
9,390,000	y	Microsoft Corp	0.095 - 0.110	02/02/15	9,389,149
5,000,000	y	Microsoft Corp	0.095	02/03/15	4,999,565
5,000,000	y	Microsoft Corp	0.095	02/09/15	4,999,485
5,000,000	y	National Australia Bank Ltd	0.190	03/30/15	4,997,678
10,000,000	y	National Australia Funding Delaware, Inc	0.130	02/10/15	9,998,556
4,500,000	y	Old Line Funding LLC	0.170	02/23/15	4,498,874
1,000,000	y	Old Line Funding LLC	0.195	03/18/15	999,588
4,000,000		PACCAR Financial Corp	0.130	01/12/15	3,999,841
2,549,000		PACCAR Financial Corp	0.140	01/13/15	2,548,881
1,600,000		PACCAR Financial Corp	0.130	01/29/15	1,599,838
3,000,000	y	Procter & Gamble Co	0.120	01/06/15	2,999,950
5,000,000	y	Procter & Gamble Co	0.090	01/21/15	4,999,750
5,000,000	y	Procter & Gamble Co	0.090	02/19/15	4,999,387
4,000,000	y	Procter & Gamble Co	0.100	03/06/15	3,999,289
7,700,000	y	Procter & Gamble Co	0.110	03/10/15	7,698,400
2,000,000	y	Procter & Gamble Co	0.130	03/16/15	1,999,466
3,698,000		Province of Ontario Canada	0.100	01/13/15	3,697,877
5,000,000		Province of Ontario Canada	0.100	02/05/15	4,999,514
2,500,000		Province of Ontario Canada	0.100	02/19/15	2,499,660
2,100,000		Province of Ontario Canada	0.120	02/26/15	2,099,608
1,000,000		Province of Ontario Canada	0.100	03/02/15	999,833
1,800,000	y	Province of Quebec Canada	0.100	01/27/15	1,799,870
2,550,000	y	Province of Quebec Canada	0.100	03/30/15	2,549,377
3,000,000	y	PSP Capital, Inc	0.180	01/15/15	2,999,790
8,000,000	y	PSP Capital, Inc	0.150	02/02/15	7,998,933
5,000,000	y	PSP Capital, Inc	0.160	02/05/15	4,999,222
2,217,000	y	PSP Capital, Inc	0.160	02/19/15	2,216,517
3,780,000	y	PSP Capital, Inc	0.200	03/19/15	3,778,383
1,500,000		Shell International Finance BV	3.100	06/28/15	1,520,793
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	01/05/15	4,999,906
10,000,000	y	Toronto-Dominion Holdings USA, Inc	0.130	01/08/15	9,999,747
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.135	01/12/15	4,999,794
4,000,000	y	Toronto-Dominion Holdings USA, Inc	0.210	06/01/15	3,996,477
2,680,000		Toyota Motor Credit Corp	0.120	01/27/15	2,679,768
5,000,000		Toyota Motor Credit Corp	0.110	01/29/15	4,999,572
3,500,000		Toyota Motor Credit Corp	0.130	02/13/15	3,499,457
3,180,000		Toyota Motor Credit Corp	0.150	02/25/15	3,179,271
920,000	y	United Overseas Bank Ltd	0.150	01/05/15	919,985
687,000	y	United Overseas Bank Ltd	0.150	01/20/15	686,946
1,000,000	y	United Overseas Bank Ltd	0.240	03/13/15	999,527
		TOTAL COMMERCIAL PAPER			278,420,741

GOVERNMENT AGENCY DEBT - 34.4%
2,000,000		Federal Farm Credit Bank (FFCB)	0.130	03/02/15	1,999,567
220

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,175,000	Federal Home Loan Bank (FHLB)	0.040% - 0.065%	01/02/15	$5,174,994
2,300,000	FHLB	0.045	01/06/15	2,299,986
10,405,000	FHLB	0.040 - 0.070	01/07/15	10,404,897
10,000,000	FHLB	0.025 - 0.050	01/09/15	9,999,919
9,500,000	FHLB	0.045	01/14/15	9,499,846
5,360,000	FHLB	0.060 - 0.080	01/16/15	5,359,856
14,225,000	FHLB	0.067 - 0.080	01/23/15	14,224,372
18,903,000	FHLB	0.055 - 0.070	01/26/15	18,902,269
3,000,000	FHLB	0.075 - 0.080	01/27/15	2,999,834
2,700,000	FHLB	0.080	01/28/15	2,699,838
9,260,000	FHLB	0.070 - 0.090	01/30/15	9,259,445
2,380,000	FHLB	0.085	02/04/15	2,379,809
3,200,000	FHLB	0.080 - 0.090	02/06/15	3,199,722
10,000,000	FHLB	0.085	02/11/15	9,999,032
6,700,000	FHLB	0.060 - 0.080	02/18/15	6,699,371
7,000,000	FHLB	0.090 - 0.092	02/20/15	6,999,111
2,100,000	FHLB	0.100	02/27/15	2,099,668
7,000,000	FHLB	0.102	03/04/15	6,998,770
3,300,000	FHLB	0.150	03/06/15	3,299,120
3,000,000	FHLB	0.120 - 0.160	03/11/15	2,999,164
19,645,000	FHLB	0.107 - 0.110	03/13/15	19,640,777
5,000,000	FHLB	0.128	03/18/15	4,998,649
5,000,000	FHLB	0.140	03/20/15	4,998,483
6,270,000	FHLB	0.100 - 0.120	03/25/15	6,268,278
4,900,000	FHLB	0.135	03/27/15	4,898,438
300,000	FHLB	0.120	03/30/15	299,912
1,835,000	Federal Home Loan Mortgage Corp (FHLMC)	0.060 - 0.080	01/13/15	1,834,956
3,000,000	FHLMC	0.055	01/16/15	2,999,931
4,000,000	FHLMC	0.050	01/20/15	3,999,894
4,976,000	FHLMC	0.065 - 0.090	01/21/15	4,975,801
1,000,000	FHLMC	0.080	01/22/15	999,953
2,500,000	FHLMC	0.055	01/28/15	2,499,897
5,200,000	FHLMC	0.055 - 0.100	01/29/15	5,199,753
3,720,000	FHLMC	0.070 - 0.100	02/03/15	3,719,744
650,000	FHLMC	0.080	02/17/15	649,932
5,000,000	FHLMC	0.100	02/25/15	4,999,236
4,976,000	FHLMC	0.090	03/02/15	4,975,254
800,000	FHLMC	0.150	03/09/15	799,777
1,205,000	FHLMC	0.150	03/17/15	1,204,623
400,000	FHLMC	0.170	03/19/15	399,855
216,000	FHLMC	0.200	07/21/15	215,759
955,000	Federal National Mortgage Association (FNMA)	0.055	01/02/15	954,999
1,500,000	FNMA	0.070	01/05/15	1,499,988
348,000	FNMA	0.060	01/07/15	347,997
2,400,000	FNMA	0.060 - 0.100	01/14/15	2,399,924
2,220,000	FNMA	0.060	01/20/15	2,219,930
125,000	FNMA	0.080	01/21/15	124,994
4,400,000	FNMA	0.050	01/28/15	4,399,835
4,650,000	FNMA	0.070 - 0.080	02/09/15	4,649,624
11,069,000	FNMA	0.075 - 0.090	02/11/15	11,067,986
1,365,000	FNMA	0.090	02/13/15	1,364,853
12,700,000	FNMA	0.075 - 0.085	02/17/15	12,698,708
221

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,103,000		FNMA	0.090% - 0.110%	02/26/15	$1,102,842
4,800,000		FNMA	0.090 - 0.150	03/02/15	4,799,218
480,000		FNMA	0.130	03/11/15	479,880
5,900,000		FNMA	0.100 - 0.120	03/16/15	5,898,664
3,000,000		FNMA	0.140	05/01/15	2,998,600
		TOTAL GOVERNMENT AGENCY DEBT			275,085,534

TREASURY DEBT - 16.2%
2,990,000		United States Treasury Bill	0.035 - 0.040	01/02/15	2,989,997
3,310,000		United States Treasury Bill	0.035	01/08/15	3,309,979
2,000,000		United States Treasury Bill	0.020	01/15/15	1,999,984
2,000,000		United States Treasury Bill	0.021	01/22/15	1,999,976
4,220,000		United States Treasury Bill	0.020 - 0.040	01/29/15	4,219,915
5,000,000		United States Treasury Bill	0.021 - 0.044	02/05/15	4,999,847
5,000,000		United States Treasury Bill	0.045	02/12/15	4,999,738
3,690,000		United States Treasury Bill	0.019 - 0.044	02/19/15	3,689,856
5,000,000		United States Treasury Bill	0.021 - 0.024	02/26/15	4,999,824
6,500,000		United States Treasury Bill	0.026 - 0.034	03/05/15	6,499,634
3,500,000		United States Treasury Bill	0.040 - 0.044	03/12/15	3,499,716
1,190,000		United States Treasury Bill	0.030	03/26/15	1,189,917
2,000,000		United States Treasury Bill	0.036	04/09/15	1,999,804
4,000,000		United States Treasury Bill	0.041 - 0.050	04/16/15	3,999,472
3,670,000		United States Treasury Bill	0.050	04/23/15	3,669,429
2,000,000		United States Treasury Bill	0.062	05/07/15	1,999,566
3,000,000		United States Treasury Bill	0.063	05/14/15	2,999,307
1,290,000		United States Treasury Bill	0.070 - 0.080	05/28/15	1,289,625
2,290,000		United States Treasury Bill	0.061 - 0.081	06/25/15	2,289,131
5,735,000		United States Treasury Note	0.250	01/15/15	5,735,251
3,000,000		United States Treasury Note	0.250	02/15/15	3,000,731
3,885,000		United States Treasury Note	0.250	03/31/15	3,886,249
6,000,000		United States Treasury Note	0.375	04/15/15	6,005,482
3,430,000		United States Treasury Note	0.125	04/30/15	3,430,558
425,000		United States Treasury Note	0.250	05/15/15	425,285
8,130,000		United States Treasury Note	0.375	06/15/15	8,139,328
5,000,000		United States Treasury Note	0.375	06/30/15	5,006,939
13,000,000		United States Treasury Note	0.250	07/15/15	13,007,888
6,500,000		United States Treasury Note	0.250	07/31/15	6,505,378
7,500,000		United States Treasury Note	0.375	08/31/15	7,510,604
2,930,000		United States Treasury Note	0.250	09/30/15	2,932,377
2,000,000		United States Treasury Note	0.250	10/15/15	2,000,983
		TOTAL TREASURY DEBT			130,231,770

VARIABLE RATE SECURITIES - 11.0%
8,000,000	i	Federal Farm Credit Bank (FFCB)	0.121	03/05/15	7,999,381
4,500,000	i	FFCB	0.196	04/01/15	4,500,112
5,000,000	i	FFCB	0.180	04/13/15	5,000,000
5,000,000	i	FFCB	0.180	05/27/15	4,999,791
5,000,000	i	FFCB	0.200	08/10/15	5,000,758
8,500,000	i	FFCB	0.186	10/01/15	8,499,366
6,000,000	i	FFCB	0.140	03/29/16	5,996,980
5,000,000	i	FFCB	0.136	04/21/16	4,998,765
4,000,000	i	FFCB	0.280	06/09/16	4,005,521
222

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	FFCB	0.170%	06/23/16	$4,998,507
5,000,000	i	FFCB	0.132	08/10/16	4,998,806
4,500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	4,500,986
4,500,000	i	FHLB	0.200	08/19/15	4,500,000
		TOTAL VARIABLE RATE SECURITIES			69,998,973

		TOTAL SHORT-TERM INVESTMENTS			783,098,766
		(Cost $783,098,766)

		TOTAL INVESTMENTS- 99.9%			783,098,766
		(Cost $783,098,766)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,637,980
		NET ASSETS - 100.0%			$784,736,746

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2014, the aggregate value of these securities was $208,304,187 or 26.5% of net assets.
223

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses are reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

224

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in all registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Fund are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

225

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as level 2 in the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2014, there were no material transfers between levels by the Funds.

As of December 31, 2014, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of December 31, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$1,804,407,538	$-	$-	$1,804,407,538
Short-term investments	-	19,297,761	-	19,297,761
Written options**	(115,000)	-	-	(115,000)
Total	$1,804,292,538	$19,297,761	$-	$1,823,590,299
Bond
Bank loan obligations	$-	$44,245,834	$-	$44,245,834
Corporate bonds	-	1,071,942,227	-	1,071,942,227
Government bonds	-	1,158,089,700	-	1,158,089,700
Structured assets	-	537,155,380	4,015,950	541,171,330
Short-term investments	-	397,415,271	-	397,415,271
Unfunded loan commitment	-	5,981	-	5,981
Total	$-	$3,208,854,393	$4,015,950	$3,212,870,343
Bond Plus
Bank loan obligations	$-	$131,188,203	$-	$131,188,203
Corporate bonds	-	1,192,279,501	-	1,192,279,501
Government bonds	-	1,163,225,326	-	1,163,225,326
Structured assets	-	315,814,200	4,551,410	320,365,610
Short-term investments	-	381,042,172	-	381,042,172
Credit default swaps**	-	658,177		658,177
Unfunded loan commitment	-	16,069	-	16,069
Total	$-	$3,184,223,648	$4,551,410	$3,188,775,058
High-Yield
Bank loan obligations	$-	$367,664,307	$-	$367,664,307
Corporate bonds	-	2,111,141,496	-	2,111,141,496
Preferred stocks	4,509,000	-	-	4,509,000
Short-term investments	-	17,397,999	-	17,397,999
Total	$4,509,000	$2,496,203,802	$-	$2,500,712,802
226

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Short-Term Bond
Bank loan obligations	$-	$9,922,835	$-	$9,922,835
Corporate bonds	-	496,961,643	-	496,961,643
Government bonds	-	448,321,738	-	448,321,738
Structured assets	-	409,343,454	6,907,435	416,250,889
Short-term investments	-	55,918,594	-	55,918,594
Futures**	83,021	-	-	83,021
Total	$83,021	$1,420,468,264	$6,907,435	$1,427,458,720
Social Choice Bond
Bank loan obligations	$-	$5,886,346	$-	$5,886,346
Corporate bonds	-	109,037,055	-	109,037,055
Government bonds	-	143,629,554	-	143,629,554
Structured assets	-	30,261,395	-	30,261,395
Preferred stocks	261,875	-	-	261,875
Short-term investments	-	24,969,402	-	24,969,402
Total	$261,875	$313,783,752	$-	$314,045,627

* For detailed categories, see the accompanying schedule of investments.

** Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At December 31, 2014, the Short-Term Bond Fund held the following open futures contracts:

	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Euro Foreign Currency	40	$ (6,148,926)	3/16/2015	$ 95,426
US 5 Year Note (CBT)	400	(47,559,470)	3/31/2015	(12,405)
Total	440	$ (53,708,396)		$ 83,021

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

227

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Written options outstanding as of December 31, 2014 were as follows:

	Number of contracts	Value
Real Estate Securities Fund
Simon Property Group, Inc, Call, 1/17/15 at $185	1,000	$ (115,000)
Total	1,000	$ (115,000)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. With bilateral swaps, it also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. With centrally cleared swaps, there is minimal counterparty credit risk to the Funds since they are entered into with a central clearinghouse which guarantees the centrally cleared swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At December 31, 2014, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 12/31/14(1)	Notional amount(2)	Variation margin	Unrealized appreciation (depreciation)

Bond Plus	Swiss Re Index	UBS Securities LLC	12/20/19	3.56%	10,000,000	$(8,379)	$93,077
Bond Plus	Swiss Re Index	UBS Securities LLC	12/20/19	3.56%	25,000,000	(20,947)	565,100
Total						$(29,326)	$658,177

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

228

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 4—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Unfunded loan commitment: The Bond and Bond Plus Funds entered into a loan commitment to fund a portion of a term loan facility. The Funds are obligated to fund this loan commitment at the borrower’s discretion. The Funds reserved against such contingent obligation by segregating short-term securities or cash. At December 31, 2014, the Bond and Bond Plus Funds had an unfunded loan commitment of $1.6 million and $4.3 million, respectively.

Net unrealized appreciation (depreciation): At December 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,369,482,225	$459,086,662	$(4,863,588)	$454,223,074
Bond	3,170,839,837	55,681,626	(13,657,101)	42,024,525
Bond Index	5,649,995,672	132,332,546	(17,895,166)	114,437,380
Bond Plus	3,157,357,748	53,075,169	(22,332,105)	30,743,064
High-Yield	2,551,877,362	47,546,503	(98,711,063)	(51,164,560)
Inflation-Linked Bond	1,817,070,803	77,436,513	(34,008,664)	43,427,849
Short-Term Bond	1,429,539,377	4,685,407	(6,849,085)	(2,163,678)
Social Choice Bond	310,927,466	3,880,428	(762,267)	3,118,161
Tax-Exempt Bond	329,014,286	10,269,666	(59,555)	10,210,111

229

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: February 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: February 20, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer